      As filed with the Securities and Exchange Commission on May 2, 2011

                                                     Registration No. 333-149422
                                                                        811-6584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 9

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 163


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
        (formerly, The Manufacturers Life Insurance Company of New York)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                             Thomas J. Loftus, Esq.
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:


     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485



     [X]  on May 2, 2011 pursuant to paragraph (b) of Rule 485


     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ]  on _________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                        (GIFL Rollover Variable Annuity)
                          (currently issued contracts)

                             (JOHN HANCOCK(R) LOGO)
                             the future is yours(R)


                   GIFL Rollover Variable Annuity Prospectus


                                   May 2, 2011





This Prospectus describes interests in flexible Purchase Payment deferred GIFL Rollover Variable Annuity contracts (singly, a "Contract" and collectively, the "Contracts"). JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") issues the Contracts in all jurisdictions except New York, and JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") issues the Contracts in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your GIFL Rollover Variable Annuity Contract for the name of your issuing Company.



We offer the Contracts to participants who wish to roll over distributions from a 401(k) retirement plan funded by a John Hancock USA or John Hancock New York group annuity contract with a Guaranteed Income for Life ("GIFL") lifetime income benefit feature to a traditional IRA or to a Roth IRA. In addition to such roll over distributions, those participants may rollover eligible distributions from other tax-qualified retirement plans not funded by a John Hancock USA or John Hancock New York group annuity contract with a GIFL lifetime income benefit feature.



VARIABLE INVESTMENT OPTIONS. When you purchase a Contract, you invest your distribution in the Variable Investment Options we make available under the Contracts. After that, you may transfer Contract Values among Variable Investment Options to the extent permitted under your Contract. We measure your Contract Value and Variable Annuity payments according to the investment performance of applicable Subaccounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Subaccounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Subaccount invests in one of the following Portfolios of John Hancock Variable Insurance Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. John Hancock Investments Management Services, LLC ("JHIMS LLC") is the investment adviser to the John Hancock Variable Insurance Trust. We show the Portfolio's subadviser in bold above the names of the Portfolios:



                JOHN HANCOCK ASSET MANAGEMENT(1)
                   Franklin Templeton Founding Allocation Trust
                   Ultra Short Term Bond Trust
                JOHN HANCOCK ASSET MANAGEMENT (NORTH AMERICA) (1)
                   Money Market Trust
                JOHN HANCOCK ASSET MANAGEMENT &
                JOHN HANCOCK ASSET MANAGEMENT (NORTH AMERICA)(1)
                   Core Diversified Growth & Income Trust
                   Core Fundamental Holdings Trust
                   Core Global Diversification Trust
                   Lifestyle Balanced Trust
                   Lifestyle Conservative Trust
                   Lifestyle Growth Trust
                   Lifestyle Moderate Trust



(1)  John Hancock Asset Management is a division of Manulife Asset Management
     (US) LLC and John Hancock Asset Management (North America) is a division of Manulife Asset Management (North America) Limited.


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                      JOHN HANCOCK ANNUITIES SERVICE CENTER

FOR APPLICATIONS ONLY:         MAILING ADDRESS
380 Stuart Street, 5th Floor   PO Box 111
Boston, MA 02116               Boston, MA 02117-0111

FOR ALL OTHER TRANSACTIONS:    MAILING ADDRESS
164 Corporate Drive            Post Office Box 9505
Portsmouth, NH 03801-6815      Portsmouth, NH 03802-9505
(800) 344-1029                 www.jhannuities.com



                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                      JOHN HANCOCK ANNUITIES SERVICE CENTER

FOR APPLICATIONS ONLY:         MAILING ADDRESS
380 Stuart Street, 5th Floor   PO Box 111
Boston,  MA  02116             Boston,  MA  02117-0111

FOR ALL OTHER TRANSACTIONS:    MAILING ADDRESS
164 Corporate Drive            Post Office Box 9506
Portsmouth, NH 03801-6815      Portsmouth, NH 03802-9506
(800) 551-2078                 www.jhannuitiesnewyork.com


GIFL Rollover 2011

                                Table of Contents


I. GLOSSARY ..............................................................     1
II. OVERVIEW .............................................................     4
III. FEE TABLES ..........................................................     9
   EXAMPLES ..............................................................    10
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE
   PORTFOLIOS ............................................................    12
   THE COMPANIES .........................................................    12
   THE SEPARATE ACCOUNTS .................................................    12
   THE PORTFOLIOS ........................................................    13
   VOTING INTEREST .......................................................    16
V. DESCRIPTION OF THE CONTRACT ...........................................    17
   ELIGIBILITY ...........................................................    17
   GENERAL CONTRACT PROVISIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE ....    17
      Purchase Payments ..................................................    17
   ACCUMULATION UNITS ....................................................    17
      Value of Accumulation Units ........................................    18
      Net Investment Factor ..............................................    18
      Transfers among Investment Options .................................    18
      Maximum Number of Investment Options ...............................    19
      Telephone and Electronic Transactions ..............................    19
      Special Transfer Services - Asset Rebalancing Program ..............    20
      Withdrawals ........................................................    20
      Signature Guarantee Requirements for Surrenders and Withdrawals ....    21
      Special Withdrawal Services - The Income Plan ......................    21
   GUARANTEED INCOME FOR LIFE PROVISIONS .................................    21
      Overview ...........................................................    21
      Determination of the Lifetime Income Date ..........................    21
      Choosing a Single Life, Continuation Single Life or Spousal Lifetime
         Income Amount ...................................................    22
      Calculation of the Lifetime Income Amount ..........................    23
      Increases in the Guaranteed Income for Life Feature ................    24
      Impact of Withdrawals before the Lifetime Income Date ..............    24
      Impact of Withdrawals after the Lifetime Income Date ...............    25
      Tax Considerations .................................................    25
      Life Expectancy Distribution Program ...............................    25
      Settlement Phase ...................................................    26
      Distribution at Death of Annuitant .................................    26
      Impact of Death Proceeds on Guaranteed Income for Life Feature .....    27
   ANNUITIZATION PROVISIONS ..............................................    28
      General ............................................................    28
      Annuity Options ....................................................    29
      Determination of Amount of the First Variable Annuity Payment ......    31
      Annuity Units and the Determination of Subsequent Variable Annuity
         Payments ........................................................    31
      Transfers after Annuity Commencement Date ..........................    31
      Distributions upon Death of Annuitant after Annuity Commencement
         Date ............................................................    31
   OTHER CONTRACT PROVISIONS .............................................    31
      Right to Review ....................................................    31
      Ownership ..........................................................    32
      Annuitant ..........................................................    32
      Co-Annuitant .......................................................    32
      Beneficiary ........................................................    32
      Spouse .............................................................    32
      Modification .......................................................    33
      Our Approval .......................................................    33
      Misstatement and Proof of Age, Sex or Survival .....................    33
VI. CHARGES AND DEDUCTIONS ...............................................    34
   ASSET-BASED CHARGES ...................................................    34
      Administration Fee .................................................    34
      Mortality and Expense Risks Fee ....................................    34
   GUARANTEED INCOME FOR LIFE FEE ........................................    34
   PREMIUM TAXES .........................................................    35
VII. FEDERAL TAX MATTERS .................................................    36
   INTRODUCTION ..........................................................    36
   OUR TAX STATUS ........................................................    36
   GENERAL INFORMATION REGARDING DISTRIBUTIONS ...........................    36
   GENERAL INFORMATION REGARDING CONTRIBUTIONS ...........................    36
   TRADITIONAL IRAS ......................................................    36
      Contributions to a Traditional IRA .................................    37
      Distributions from a Traditional IRA ...............................    37
   ROTH IRAS .............................................................    37
      Contributions to a Roth IRA ........................................    37
      Distributions from a Roth IRA ......................................    38
   CONVERSION OR ROLLOVER TO A ROTH IRA ..................................    38
      PENALTY TAX ON PREMATURE DISTRIBUTIONS .............................    39
   SEE YOUR OWN TAX ADVISOR ..............................................    39
VIII. GENERAL MATTERS ....................................................    40
   DISTRIBUTION OF CONTRACTS .............................................    40
      Standard Compensation ..............................................    40
      Differential Compensation ..........................................    40
   TRANSACTION CONFIRMATIONS .............................................    41
   REINSURANCE ARRANGEMENTS ..............................................    41
   STATEMENTS OF ADDITIONAL INFORMATION ..................................    41
APPENDIX A: GUARANTEED INCOME FOR LIFE EXAMPLES ..........................   A-1
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES ...........................   U-1

                                   I. Glossary


The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and the Annuity Commencement Date.

ADDITIONAL PURCHASE PAYMENT: Any Purchase Payment made after the initial Purchase Payment.

AGE 95 CONTRACT ANNIVERSARY: The Contract Anniversary on, or next following, the date the older of the Annuitant and any co-Annuitant attains age 95.


ANNUITANT: The natural person whose life is used to determine eligibility for and the duration of the Guaranteed Income for Life benefit and, upon annuitization, the natural person to whom we make annuity payments and whose lifetime measures the duration of annuity payments involving life contingencies. If the Contract is owned by an individual, the Owner and the Annuitant must be the same person.



ANNUITIES SERVICE CENTER: The mailing address of our applications and service offices are listed on the first page of this Prospectus. You can send overnight mail to us at the following street addresses: for applications, 380 Stuart Street, 5th Floor, Boston, MA 02116; for all other transactions, 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.



ANNUITY COMMENCEMENT DATE: The date we/you annuitize your Contract. That is, the date the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date prior to the Maturity Date.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death proceeds of the Contract upon the death of the Annuitant. The Beneficiary is as specified in the application, unless changed.


BENEFIT BASE: A term used with the guaranteed minimum withdrawal benefit to describe a value we use to determine the Lifetime Income Amount. Please refer to "V. Description of the Contract" for more details.


BUSINESS DAY: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading of the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.

CO-ANNUITANT: The Annuitant's spouse is named as a co-Annuitant if the Spousal Lifetime Income Amount is elected. In that case, the co-Annuitant's life is used in addition to the Annuitant's life to determine eligibility for and the duration of the Guaranteed Income for Life benefit and the duration of annuity payments involving life contingencies.

CODE: The Internal Revenue Code of 1986, as amended.


COMPANY: John Hancock USA or John Hancock New York, as applicable.


CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTINUATION SINGLE LIFE LIFETIME INCOME AMOUNT: The amount that we guarantee to be available each Contract Year after the Lifetime Income Date for withdrawal prior to the Annuity Commencement Date, in cases where: (1) the GIFL 401(k) Retirement Plan participant dies in-plan (i.e., while still enrolled) and the surviving spouse elects an IRA Rollover; or (2) where the participant and spouse elect a spousal Lifetime Income Amount in-plan, the spouse dies prior to rollover, and the participant elects an IRA Rollover. In each case, the surviving spouse is the Owner and Annuitant of the Contract. The Continuation Single Life Lifetime Income Amount is guaranteed for the life of the surviving spouse at a rate of 4.5%.

CONTRACT: The Variable Annuity contract offered by this Prospectus. If you purchased this annuity in New York, a Contract means the certificate issued to you under a group contract.


CONTRACT ANNIVERSARY: The day in each calendar year after the Contract Date that is the same month and day as the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Option values.


CONTRACT YEAR: A period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.



EXCESS WITHDRAWAL: A term used to describe a withdrawal that exceeds the Lifetime Income Amount and which, during periods of declining investment performance, may cause substantial reductions to or the loss of the guaranteed minimum withdrawal benefit. Please refer to "Impact of Withdrawals after the Lifetime Income Date" in "V. Description of the Contract" for more details.


FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

GIFL 401(K) ACCOUNT VALUE: The portion of the account value in a GIFL 401(k) Retirement Plan account established by you or for your benefit that was allocated to investment options applicable to the transfer of the Benefit Base.


GIFL 401(K) RETIREMENT PLAN: A retirement plan intended to qualify under section 401(k) of the Code and funded, in whole or in part, by a John Hancock USA or John Hancock New York group annuity contract with a Guaranteed Income for Life or a Guaranteed Income for Life rider.



GOOD ORDER: The standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require.


GUARANTEED INCOME FOR LIFE ("GIFL"): The guaranteed minimum withdrawal benefit, provided in the Contract. We guarantee that we will make a Lifetime Income Amount available to you, as long as you are the Annuitant under the Contract (or you and your spouse are co-Annuitants under the Spousal benefit). For more information on this benefit, please see "Guaranteed Income for Life Provisions" in "V. Description of the Contract."





IRA: An individual retirement annuity contract itself or an asset held in an individual retirement account. An IRA may be established under section 408 of the Code ("traditional IRA") or established under section 408A of the Code ("Roth IRA").



IRA ROLLOVER: The type of investment you make to purchase a Contract. A Contract may only be purchased as an IRA funded with a distribution from a GIFL 401(k) Retirement Plan.


INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).


LIFETIME INCOME AMOUNT: A term used with our guaranteed minimum withdrawal benefit that generally describes the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period, beginning on a Lifetime Income Date. Please refer to "Guaranteed Income for Life Provisions - Calculation of the Lifetime Income Amount" in "V. Description of the Contract" for more details.



LIFETIME INCOME DATE: A term used with our guaranteed minimum withdrawal benefit that generally describes the date on which we determine the Lifetime Income Amount. Please refer to "Guaranteed Income for Life Provisions - Determination of the Lifetime Income Date" in "V. Description of the Contract" for more details.



MATURITY DATE: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.



OWNER OR CONTRACT OWNER ("YOU"): The person or entity entitled to all of the ownership rights under the Contract. The Owner has the legal right to make all changes in Contractual designations where specifically permitted by the Contract. The Owner is as specified in the application. If the Owner is an individual, the Owner and the Annuitant must be the same person. Unless you provide otherwise, if the Contract is not owned by an individual, the Annuitant becomes the Owner of the Contract on the Annuity Commencement Date. We may refer to the Owner in this prospectus as "you."



PAY-OUT PERIOD: The period when we make annuity payments to you following the Annuity Commencement Date.


PORTFOLIO: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.


PROSPECTUS: This prospectus that describes interests in the Contract.


PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract. The initial Purchase Payment must include a distribution of the GIFL 401(k) Account Value.


QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.



SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a Company that is not commingled with the general assets and obligations of the Company.



SINGLE LIFE LIFETIME INCOME AMOUNT: A form of the guaranteed minimum withdrawal benefit that we make available based on a single life. Please refer to "Choosing a Single Life, Continuation Single Life or Spousal Lifetime Income Amount" in "V. Description of the Contract" for more details.



SPOUSAL LIFETIME INCOME AMOUNT: A form of the guaranteed minimum withdrawal benefit that we make available based on the life of a Contract Owner and his or her spouse. Please refer to "Choosing a Single Life, Continuation Single Life or Spousal Lifetime Income Amount" in "V. Description of the Contract" for more details.






STEP-UP: A term used with the guaranteed minimum withdrawal benefit under the Contract to describe a possible one-time increase in the Benefit Base. Please refer to "V. Description of the Contract - Guaranteed Income for Life Provisions" for more details.





STEP-UP DATE: The date on which we determine whether a Step-Up could occur.


SUBACCOUNT: A separate division of the applicable Separate Account.



TRANSFERRED BENEFIT BASE: The amount of a Benefit Base for a Guaranteed Income for Life guarantee under a group annuity contract that we issue to fund a GIFL 401(k) Retirement Plan. The Transferred Benefit Base represents your Benefit Base amount under such group annuity contract that you intend to transfer to a Contract as part of an IRA Rollover.



VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount; and (2) vary in relation to the investment experience of one or more specified Subaccounts.


VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.

                                  II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read this entire Prospectus carefully, including its Appendices and the Statement of Additional Information ("SAI") for more detailed information about the material rights and features of the Contract.

We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material variations in the Prospectus.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible Purchase Payment individual deferred Variable Annuity contract between you and the Company. The Contract may be purchased only as an IRA Rollover, funded by distributions from your GIFL 401(k) Retirement Plan. "Deferred" means payments by us, beginning on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. The Contract also provides a guaranteed minimum withdrawal benefit. We issue the Contract in New York in the form of a certificate of coverage under a master group contract. We issue master group contracts to one or more trusts that are formed for the purpose of providing individual retirement accounts or individual retirement annuities.


We use the word "Contract" in this Prospectus to refer to both a certificate issued under a group contract in New York and the individual contracts we issue outside of New York.



The Contract contains fees, investment options, GIFL benefits and limitations that may differ from the Guaranteed Income for Life feature in your employer's retirement plan. Please read this Prospectus carefully before you invest.


WHO IS ISSUING MY CONTRACT?

Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHY SHOULD I CONSIDER PURCHASING THE CONTRACT?

The GIFL IRA Rollover Variable Annuity Contract permits you to invest a distribution from your GIFL 401(k) Account Value in a variable annuity contract that you intend to use as a traditional IRA or a Roth IRA. We designed the Contract to provide you with a reliable source of income for life:

          - You can transfer the Lifetime Income Amount protection we provided under your employer's retirement plan.


          - We guarantee a Lifetime Income Amount under the Contract for annual withdrawals during your retirement years. (Please read "V. Description of the Contract - Guaranteed Income for Life Provisions" for more information.)

          - You can invest in the Portfolios we make available under the Contract and possibly increase your Lifetime Income Amount through Step Ups to reflect investment performance.


In addition to providing access to diversified Investment Options and a guaranteed minimum withdrawal benefit, the Contract offers the availability of annuity payments. Under the Contract, you make one or more Purchase Payments to a Company for the period prior to the Annuity Commencement Date. Your Purchase Payments will be allocated to Investment Options. You may transfer among the investment options and take withdrawals. Later, beginning on the Contract's Annuity Commencement Date, you can receive one or more annuity payments under the Contract. Your Contract Value and the amounts of annuity payments are variable, based on your investment choices.

We will pay the proceeds of the Contract to your Beneficiary if you die prior to the Annuity Commencement Date, which is described in this Prospectus under "Distribution at Death of Annuitant." We offer Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to you.

Although the Lifetime Income Amount guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value before the Annuity Commencement Date. We may decrease the Lifetime Income Amount, however, if you take any withdrawal before the Lifetime Income Date, or an Excess Withdrawal in any year after that. You should carefully consider your liquidity needs before purchasing a Contract.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to each investment you make in the Contract. Your initial Purchase Payment must include a distribution of the GIFL 401(k) Account Value to a Contract that you intend to use as a traditional IRA or a Roth IRA. In addition, if you are the surviving spouse of a GIFL 401(k) Retirement Plan participant, you are permitted to roll over your GIFL plan assets to a Contract.


Generally, we will issue a Contract as a traditional IRA. However, if you request otherwise or if your initial Purchase Payment is from your 401(k) Roth Account, we will issue a Contract as a Roth IRA. After that, you may make Additional Purchase Payments, including tax-free rollovers from tax-qualified retirement plans ("IRA Rollovers"), subject to certain tax qualification rules and our limits on Additional Purchase Payments. For example, under current rules, distributions from another retirement plan described in section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code may be rolled over directly to the Contract issued as a Roth IRA.



We restrict Purchase Payments made after the first Contract Anniversary to $25,000 measured over the life of the Contract, unless otherwise approved by us. No Additional Purchase Payments will be allowed on or after the 81st birthday of the older of the Annuitant and any co-Annuitant. See "V. Description of the Contract - Purchase Payments" for more details.


WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. We also assess a Guaranteed Income for Life fee, based on the Contract's Benefit Base. We may also use amounts derived from the charges for payment of distribution expenses. We take the deduction proportionally from each of your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Subaccount of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectuses contain full descriptions of the Portfolio. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables"). Your Contract Value and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.


You bear the investment risk that your Contract Value will increase or decrease to reflect the investment results of the Contract's investment Portfolios. Although a Portfolio may invest in other underlying portfolios, you will not have the ability to make those investment decisions. If you would prefer a broader range of investment options, you (and your financial advisor) should carefully consider the features of other variable annuity contracts offered by us or by other life insurance companies, or other forms of traditional IRAs and Roth IRAs, before purchasing a Contract.


HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.


TRANSFERS AMONG INVESTMENT OPTIONS. Prior to the Annuity Commencement Date, you may transfer your investment amounts among Investment Options, subject to certain restrictions described below and discussed in greater detail in "V. Description of the Contract - Transfers among Investment Options." After the Annuity Commencement Date, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in "V. Description of the Contract - Transfers after Annuity Commencement Date."



The Variable Investment Options can be a target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Portfolio to increased Portfolio transaction costs (affecting the value of the shares) and/or disruption to the corresponding Portfolio manager's ability to effectively manage such corresponding Portfolio, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in "V. Description of the Contract - Transfers among Investment Options." We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust also has adopted policies under Rule 22c-2 of the Investment Company Act of 1940, as amended (the "1940 Act") to detect and deter abusive short-term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Variable Insurance Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.



TRANSFERS BETWEEN ANNUITY OPTIONS. During the Pay-out Period, you may not transfer from a Variable Annuity Option to a Fixed Annuity Option, or from a Fixed Annuity Option to a Variable Annuity Option (see "V. Description of the Contract - Transfers after the Annuity Commencement Date").


HOW DO I ACCESS MY MONEY?


During the Accumulation Period, you may withdraw all or a portion of your Contract Value. Withdrawals may be subject to income tax, including an additional 10% tax penalty in many cases, on the taxable portion of any distributions taken from a Contract. Owners of Contracts issued as Roth IRAs may be subject to a tax penalty for withdrawals taken on certain distributions within the first five years after establishment of the account.



If we issue your Contract for use as a traditional IRA, you will be subject to tax requirements for minimum distributions over your lifetime. The Code requires that distributions from most Contracts commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract. Please read "VII. Federal Tax Matters" for more information about taxation on withdrawals and minimum distribution requirements applicable to traditional IRAs and Roth IRAs.


WHAT IS MY CONTRACT GUARANTEE?

We designed the Contract to make a Lifetime Income Amount available for annual withdrawals starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available for as long as you live. In most cases, you may elect to cover the lifetimes of you and your spouse by selecting a Spousal Lifetime Income Amount. We describe the Spousal Lifetime Income Amount in more detail in the "Guaranteed Income for Life Provisions" section of the Prospectus.

YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWAL AMOUNTS EXCEED THE LIFETIME INCOME AMOUNT. WE MAY REDUCE THE LIFETIME INCOME AMOUNT IF YOU TAKE ANY WITHDRAWALS BEFORE THE APPLICABLE LIFETIME INCOME DATE. YOU WILL LOSE THE LIFETIME INCOME AMOUNT IF YOUR WITHDRAWAL AMOUNTS BEFORE THE APPLICABLE LIFETIME INCOME DATE DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING "BENEFIT BASE" TO ZERO.

The Contract permits you to choose how much Contract Value to withdraw at any time. We may reduce the Lifetime Income Amount that we guarantee for future lifetime benefit payments, however, if:

     -    you take any withdrawals before the Lifetime Income Date, or

     - your annual withdrawals after the Lifetime Income Date exceed the Lifetime Income Amount.

We will pay guaranteed minimum withdrawal benefits automatically during the "Settlement Phase" that we describe in the "Guaranteed Income for Life Provisions" section of the Prospectus.

HOW DO YOU DETERMINE THE INITIAL LIFETIME INCOME AMOUNT?

That will depend on the type of Lifetime Income Amount provided in your Contract. If you start taking withdrawals on the Lifetime Income Date, the Lifetime Income Amount will equal:

     -    5% of the Benefit Base for a Single Life Lifetime Income Amount; or

     - 4.5% of the Benefit Base for a Continuation Single Life Lifetime Income Amount; or

     -    4.5% of the Benefit Base for a Spousal Lifetime Income Amount.

We will issue a Contract to reflect any minimum withdrawal benefit guarantee that you may have established in your GIFL 401(k) Retirement Plan. We will issue you a Contract with a 5% Single Life Lifetime Income Amount if you had established, or were the beneficiary of, an account under your GIFL 401(k) Retirement Plan that:

     -    was covered by our single life minimum withdrawal benefit guarantee;
          or

     - was covered by a spousal minimum withdrawal benefit guarantee but subsequently split and changed to two "single life" accounts in connection with a divorce or a legal separation.

We will issue you a Contract with a 4.5% Continuation Single Life Lifetime Income Amount if you had established, or were the beneficiary of, a GIFL 401(k) account that was covered by a spousal guarantee and:

          - you are a surviving spouse of a former participant under a GIFL 401(k) Retirement Plan; or

          - you are a participant under a GIFL 401(k) Retirement Plan and your spouse has died.

We will issue you a Contract with the 4.5% Spousal Lifetime Income Amount if you have established a GIFL 401(k) account that is covered by a spousal guarantee and :

          - you and your spouse are still alive and married when we issue a Contract; and

          - you name your spouse as a "co-Annuitant" in the Contract you purchase.

If you have not established the minimum withdrawal benefit guarantee in your GIFL 401(k) Plan, we will allow you to select a Single Lifetime Income Amount or a Spousal Lifetime Income Amount until the Lifetime Income Date. If you defer taking withdrawals on and after the Lifetime Income Date, you can defer making your election between a Single Life Lifetime Income Amount and a Spousal Lifetime Income Amount.

We may reduce the initial Lifetime Income Amount if your annual withdrawals after the Lifetime Income Date exceed the Lifetime Income Amount applicable to your Contract. We may increase or "Step-Up" the guaranteed minimum withdrawal benefit amounts on Anniversary Dates to reflect market performance or other factors. You may also increase the amounts we guarantee by making Additional Purchase Payments that we accept.

Please read "V. Description of the Contract - Lifetime Income Provisions" for additional information on the calculation of Lifetime Income Amounts.

WHEN DO YOU DETERMINE THE INITIAL LIFETIME INCOME AMOUNT?

We determine the initial Lifetime Income Amount on the Lifetime Income Date applicable to your Contract. The Lifetime Income Date under your Contract either will be the date we issue your Contract or an anniversary of that date. We determine the Lifetime Income Date based on:

     1. a minimum age of (a) 59 1/2 for a Single Life or Continuation Single Life Lifetime Income Amount; or (b) 59 1/2 for the younger of you and your spouse for a Spousal Lifetime Income Amount; and


     2. a "holding period" of up to 5 Contract Years. The Lifetime Income Date will not occur, and we will not determine a Lifetime Income Amount, unless your Contract remains in force throughout the holding period. We will reduce the holding period to reflect the holding period that you satisfied while you were a participant in a GIFL 401(k) Retirement Plan if: (a) you purchase a Contract with a distribution from the GIFL 401(k) Retirement Plan; and (b) the amount of your initial Purchase Payment for the Contract does not exceed your GIFL 401(k) Account Value by more than 20% of the Transferred Benefit Base. If you are a surviving spouse of a deceased participant, the holding period will reflect the holding period your spouse satisfied while he or she was a participant in the plan. We reserve the right to reset the holding period (i.e., impose a new holding period of up to 5 Contract Years) if you make an Additional Purchase Payment that exceeds 20% of the Benefit Base at the time of payment, or causes the total of all Purchase Payments in that Contract Year to exceed 20% of the Benefit Base. We will not reset the holding period, however, if you make an Additional Purchase Payment after the Lifetime Income Date.


Please read "Purchase Payments" and "Lifetime Income Provisions" in "V. Description of the Contract" for additional information on the holding period and the Lifetime Income Date.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:


          - withdrawals (including surrender of the Contract, payments of the Lifetime Income Amount or any systematic withdrawals);


          -    payment of any death proceeds; and

          -    periodic payments under one of our annuity payment options.


How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as:


          -    the type of the distribution;

          -    when the distribution is made;


          - the rules governing distributions and rollovers from a Qualified Plan to a traditional IRA or Roth IRA;



          - the rules governing distributions from a traditional IRA or Roth IRA; and


          -    the circumstances under which the payments are made.

The Code requires Contracts issued to qualify as traditional IRAs or Roth IRAs not to be used for loans, assignments or pledges. A 10% tax penalty applies in many cases to the taxable portion of any distributions taken from a Contract issued as a traditional IRA before you reach age 59 1/2. Traditional IRAs are subject to minimum distribution requirements beginning in the year a taxpayer attains age 70 1/2, and both traditional IRAs and Roth IRAs are subject to requirements for death benefit distributions to commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can derive tax deferral benefits from the rollover of your GIFL 401(k) Account Value into a Contract, or on any earnings under the Contract.



THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED THE CONTRACT AS AN IRA. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, PROTECTION THROUGH LIVING GUARANTEES AND OTHER BENEFITS PROVIDED UNDER THE CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.



We provide additional information on taxes in the "VII. Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and a qualified tax advisor regarding the suitability of the Contract.


CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. Because your Contract is issued as an IRA, you will receive a refund of any Purchase Payments you made during the first seven days of this period if that amount is greater than the Contract Value. After seven days, we will return the Contract Value. The date of cancellation is the date we receive the Contract. Rather than receive the Contract Value as a taxable distribution, you may opt to return this amount to the GIFL 401(k) plan (if permitted under the plan) (see "VII. Federal Tax Matters").


WILL I RECEIVE A TRANSACTION CONFIRMATION?



We will send you a confirmation statement for certain transactions in your Investment Options. You should carefully review these transaction confirmations to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the first page of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, you will be deemed to have ratified the transaction. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on the first page of this Prospectus for more information on electronic transactions.

                                 III. Fee Tables

The following tables describe the fees and expenses applicable to buying, owning and surrendering a GIFL Rollover Contract. These fees and expenses are more completely described in this Prospectus under "VI. Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the Portfolio prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses.

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES(1)
--------------------------------------
TRANSFER FEE(2)
Maximum Fee                              $25
Current Fee                              $ 0

(1) State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment (See "VI. Charges and Deductions - Premium Taxes").

(2) This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL PORTFOLIO OPERATING EXPENSES.

            PERIODIC FEES AND EXPENSES OTHER THAN PORTFOLIO EXPENSES


ANNUAL CONTRACT FEE                      None
ANNUAL SEPARATE ACCOUNT EXPENSES(1)
   Administration Fee                    0.15%
   Mortality and Expense Risks Fee(2)    0.20%
                                         ----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES   0.35%
                                         ====
GUARANTEED INCOME FOR LIFE FEE(3)
   Maximum Fee                           0.65%
   Current Fee                           0.35%


(1) A daily charge reflected as an annualized percentage of the Variable Investment Options.

(2) This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.

(3) Amount shown is an annual percentage based on the Benefit Base. We reserve the right to increase the fee on Step-Up. You can opt out of a Step-Up in that case, and can opt in for future Step-Ups.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                              MINIMUM   MAXIMUM
-----------------------------------------                              -------   -------
Range of expenses that are deducted from Portfolio assets, including
   management fees, Rule 12b-1 fees, and other expenses                 0.75%     1.24%

EXAMPLES

We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

EXAMPLE 1: MAXIMUM PORTFOLIO OPERATING EXPENSES

The following example assumes that you invest $10,000 in a Contract, that your investment has a 5% return each year and that the maximum Guaranteed Income for Life fee and the maximum fees and expenses of any of the Portfolios apply. We calculate the Guaranteed Income for Life fee on the assumption that your initial Benefit Base is $10,000, you take no withdrawals during the period shown, and your Benefit Base "steps-up" to equal your Contract Value on each "Step-Up" Date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                               $227      $698     $1,196    $2,562
If you annuitize, or do not surrender the Contract at
   the end of the applicable time period:                $227      $698     $1,196    $2,562

EXAMPLE 2: MINIMUM PORTFOLIO OPERATING EXPENSES

The next example assumes that you invest $10,000 in a Contract, that your investment has a 5% return each year, the maximum Guaranteed Income for Life fee and the minimum fees and expenses of any of the Portfolios apply. We calculate the Guaranteed Income for Life fee on the assumption that your initial Benefit Base is $10,000, you take no withdrawals during the period shown, and your Benefit Base "Steps-Up" to equal your Contract Value on each "Step-Up" Date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK


                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                               $177      $548      $944     $2,049
If you annuitize, or do not surrender the Contract at
   the end of the applicable time period:                $177      $548      $944     $2,049


EXAMPLE 3: MINIMUM PORTFOLIO OPERATING EXPENSES

The next example assumes that you invest $10,000 in a Contract, that your investment has a 5% return each year, the current Guaranteed Income for Life fee and the minimum fees and expenses of any of the Portfolios apply. We calculate the Guaranteed Income for Life fee on the assumption that your initial Benefit Base is $10,000, you take no withdrawals during the period shown, and your Benefit Base "Steps-Up" to equal your Contract Value on each "Step-Up" Date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK


                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                               $147      $457      $789     $1,726
If you annuitize, or do not surrender the Contract at
   the end of the applicable time period:                $147      $457      $789     $1,726

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE PORTFOLIOS, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THE TABLE. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.



                                                                                    ACQUIRED     TOTAL
                                                          DISTRIBUTION             PORTFOLIO     ANNUAL    CONTRACTUAL      NET
                                              MANAGEMENT  AND SERVICE     OTHER     FEES AND   OPERATING     EXPENSE     OPERATING
PORTFOLIO/SERIES                                 FEE      (12B-1) FEES  EXPENSES  EXPENSES(1)   EXPENSES  REIMBURSEMENT   EXPENSES
----------------                              ----------  ------------  --------  -----------  ---------  -------------  ---------
CORE DIVERSIFIED GROWTH & INCOME
Series II                                       0.04%        0.55%        2.08%      0.43%       3.10%      -1.98%(2)      1.12%
CORE FUNDAMENTAL HOLDINGS
Series II                                       0.05%        0.55%        0.06%      0.42%       1.08%      -0.01%(3)      1.07%
CORE GLOBAL DIVERSIFICATION
Series II                                       0.05%        0.55%        0.05%      0.47%       1.12%        0.00%        1.12%
FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST
Series II                                       0.04%        0.25%        0.03%      0.92%       1.24%        0.00%        1.24%
LIFESTYLE BALANCED
Series II                                       0.04%        0.25%        0.02%      0.70%       1.01%        0.00%        1.01%
LIFESTYLE CONSERVATIVE
Series II                                       0.04%        0.25%        0.02%      0.66%       0.97%        0.00%        0.97%
LIFESTYLE GROWTH
Series II                                       0.04%        0.25%        0.02%      0.71%       1.02%        0.00%        1.02%
LIFESTYLE MODERATE
Series II                                       0.04%        0.25%        0.02%      0.68%       0.99%        0.00%        0.99%
MONEY MARKET
Series II                                       0.47%        0.25%        0.03%        --        0.75%        0.00%        0.75%
ULTRA SHORT TERM BOND(4)
Series II                                       0.55%        0.25%        0.08%        --        0.88%        0.00%        0.88%



(1) "Acquired Portfolio Fees and Expenses" are based on the indirect net expenses associated with the Portfolio's investment in underlying portfolios and are included in "Total Annual Operating Expenses." The Total Annual Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolio prospectus, which does not include Acquired Portfolio Fees and Expenses.



(2) The Adviser has contractually limited other Portfolio level expenses to 0.10%. These expenses consist of operating expenses of the Portfolio, excluding advisory, 12b-1, short dividends, Acquired Portfolio Fees and Expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the Portfolio and the Adviser based upon a determination that this is appropriate under the circumstances at that time.



(3) The Adviser has contractually limited other Portfolio level expenses to 0.05%. These expenses consist of operating expenses of the Portfolio, excluding advisory, 12b-1, short dividends, Acquired Portfolio Fees and Expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the Portfolio and the Adviser based upon a determination that this is appropriate under the circumstances at that time.



(4) For Portfolios and Series that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.


A Table of Accumulation Unit Values relating to the Contract is included in Appendix U to this Prospectus.

   IV. General Information about Us, the Separate Accounts and the Portfolios

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.


John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955, by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock USA also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.



John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.


The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.


The Company incurs obligations under the Contract to guarantee amounts in addition to your Contract Value, and investors must depend on the financial strength of the Company for satisfaction of the Company's obligations such as the Lifetime Income Amount and any Fixed Annuity Option. To the extent that the Company pays such amounts, the payments will come from the Company's general account assets. You should be aware that, unlike the Separate Accounts, the Company's general account is not segregated or insulated from the claims of the Company's creditors. The general account consists of securities and other investments that may decline in value during periods of adverse market conditions. The Company's financial statements contained in the SAI include a further discussion of risks inherent within the Company's general account investments.


THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio's shares in a "Subaccount" (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account's assets (including the Portfolio's shares) belong to the Company that maintains that Separate Account.


For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H, a Separate Account under the laws of Michigan. For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A, a Separate Account under the laws of New York.


The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company's other business.

We reserve the right, subject to compliance with applicable law, to add other Subaccounts, eliminate existing Subaccounts, combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE PORTFOLIOS


When you select a Variable Investment Option, we invest your money in a Subaccount of our Separate Account and it invests in shares of a corresponding Portfolio of John Hancock Variable Insurance Trust.



THE PORTFOLIOS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Portfolios are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.


Investment Management

The Portfolios' investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE PORTFOLIOS HELD IN OUR SEPARATE ACCOUNT.


In selecting the Portfolios that will be available as Investment Options under the Contract, we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees and benefits under the Contract. We seek to make available Investment Options that use strategies that are intended to lower potential volatility, including, but not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and allow us to effectively and efficiently manage our exposure under the Contracts. The requirements we impose may increase a Portfolio's transaction costs or otherwise affect both the performance and the availability of Investment Options under the Contract.



The John Hancock Variable Insurance Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Variable Insurance Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Variable Insurance Trust's Portfolios (i.e., subadvisers). JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.



The John Hancock Variable Insurance Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Variable Insurance Trust (other than by reason of serving as subadviser to a Portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.


If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses


The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio share s as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2010, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Investment Options you select.


The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio.

Compensation payments may be made by a Portfolio's investment adviser or its affiliates. None of these compensation payments results in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.


Funds of Funds



Each of the John Hancock Variable Insurance Trust's Core Diversified Growth & Income, Core Fundamental Holdings, Core Global Diversification, Franklin Templeton Founding Allocation Trust, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Trusts ("JHVIT Funds of Funds") is a "fund of funds" that invests in other underlying mutual funds. Expenses for a fund of funds may be higher than that for other Portfolios because a fund of funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying Portfolios in which it invests. The prospectus for each of the JHVIT Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses of the Portfolios, associated investment risks and deductions from and expenses paid out of the assets of the Portfolio. JHIMS LLC retains QS Investors, LLC to provide direct subadvisory consulting services in its management of the Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Portfolios.



The John Hancock Variable Insurance Trust has adopted a policy to post holdings of each of these JHVIT Funds of Funds in other portfolios on a website within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a JHVIT Fund of Funds. In addition, the ten largest holdings of each JHVIT Fund of Funds will be posted to the website 30 days after each calendar quarter end. Please read the SAI for additional details about information posted to the website.


Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.


                      JOHN HANCOCK VARIABLE INSURANCE TRUST



 John Hancock Investments Management Services, LLC is the investment adviser to the John Hancock Variable Insurance Trust ("JHVIT"). We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.



JOHN HANCOCK ASSET MANAGEMENT A DIVISION OF MANULIFE ASSET MANAGEMENT (US) LLC

   Franklin Templeton Founding Allocation Trust   Seeks long-term growth of capital. To do this, the Portfolio invests primarily in three JHVIT Portfolios: Global Trust,
                                                  Income Trust and Mutual Shares Trust. The Portfolio is a fund of funds and is also authorized to invest in other underlying portfolios and investment companies.

   Ultra Short Term Bond Trust                    Seeks a high level of current income consistent with the
                                                  maintenance of liquidity and the preservation of capital. To do this, the Portfolio invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade debt securities.

                                                  Note: The Ultra Short Term Bond Portfolio is not a money
                                                  market fund. Although the Portfolio seeks to preserve the
                                                  principal value of your investment, the Portfolio's value
                                                  fluctuates, and it is possible to lose money by investing in this Investment Option.

                      JOHN HANCOCK VARIABLE INSURANCE TRUST



 John Hancock Investments Management Services, LLC is the investment adviser to the John Hancock Variable Insurance Trust ("JHVIT"). We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.



JOHN HANCOCK ASSET MANAGEMENT (NORTH AMERICA) A DIVISION OF MANULIFE ASSET MANAGEMENT (NORTH AMERICA) LIMITED

   Money Market Trust                             Seeks to obtain maximum current income consistent with
                                                  preservation of principal and liquidity. To do this, the
                                                  Portfolio invests in high quality, U.S. dollar denominated money market instruments.

                                                  Note: Although the Money Market Portfolio seeks to preserve the principal value of your investment, it is possible to lose money by investing in this Investment Option. For example, the
                                                  Money Market Portfolio could lose money if a security
                                                  purchased by the Portfolio is downgraded, and the Portfolio must sell the security at less than the original cost of the security. Also, the returns of the Money Market Subaccount in your Contract may become extremely low or possibly negative whenever the net income earned, if any, by the underlying
                                                  Money Market Portfolio is not sufficient to offset the
                                                  Contract's expense deductions.

JOHN HANCOCK ASSET MANAGEMENT A DIVISION OF MANULIFE ASSET MANAGEMENT (US) LLC AND
JOHN HANCOCK ASSET MANAGEMENT (NORTH AMERICA) A DIVISION OF MANULIFE ASSET MANAGEMENT (NORTH AMERICA) LIMITED

   Core Diversified Growth & Income Trust         Seeks long-term growth of capital and income. To do this, the
                                                  Portfolio generally invests between 65% and 75% of its assets in equity securities, including securities held by underlying
                                                  Portfolios, and between 25% and 35% of its assets in
                                                  fixed-income securities, including securities held by
                                                  underlying Portfolios. The Portfolio is a fund of funds and is also authorized to invest in other underlying portfolios, as well as other types of investments.

   Core Fundamental Holdings Trust                Seeks long-term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in Portfolios of the American Funds Insurance Series. The Portfolio is a fund of funds and is also authorized to invest in other underlying portfolios and investment companies.

   Core Global Diversification Trust              Seeks long-term growth of capital. To do this, the Portfolio invests a significant portion of its assets, directly or
                                                  indirectly through underlying Portfolios, in securities that are located outside the U.S. The Portfolio is a fund of funds and is also authorized to invest in other underlying
                                                  portfolios and investment companies.

   Lifestyle Balanced Trust                       Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of
                                                  capital. The Portfolio is a fund of funds and invests
                                                  approximately 50% of its assets in portfolios that invest
                                                  primarily in equity securities, and approximately 50% in
                                                  portfolios which invest primarily in fixed-income securities.

   Lifestyle Conservative Trust                   Seeks a high level of current income with some consideration given to growth of capital. The Portfolio is a fund of funds and invests approximately 80% of its assets in portfolios
                                                  which invest primarily in fixed-income securities, and
                                                  approximately 20% in portfolios which invest primarily in
                                                  equity securities.

                      JOHN HANCOCK VARIABLE INSURANCE TRUST



 John Hancock Investments Management Services, LLC is the investment adviser to the John Hancock Variable Insurance Trust ("JHVIT"). We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.



JOHN HANCOCK ASSET MANAGEMENT A DIVISION OF MANULIFE ASSET MANAGEMENT (US) LLC AND
JOHN HANCOCK ASSET MANAGEMENT (NORTH AMERICA) A DIVISION OF MANULIFE ASSET MANAGEMENT (NORTH AMERICA) LIMITED
(CONT.)

   Lifestyle Growth Trust                         Seeks long-term growth of capital. Current income is also a consideration. The Portfolio is a fund of funds and invests approximately 70% of its assets in portfolios which invest primarily in equity securities, and approximately 30% of its assets in portfolios which invest primarily in fixed-income securities.

   Lifestyle Moderate Trust                       Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The
                                                  Portfolio is a fund of funds and invests approximately 60% of its assets in portfolios which invest primarily in
                                                  fixed-income securities, and approximately 40% of its assets in portfolios which invest primarily in equity securities.


WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, you may not be able to transfer or allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS" AS WELL AS THE PROSPECTUSES FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ EACH PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.

VOTING INTEREST

You instruct us how to vote Portfolio shares.

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for voting materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. One effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

The Owner has the voting interest under a Contract. Prior to the Annuity Commencement Date, we determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Option corresponding to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio.

After the Annuity Commencement Date, we determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract

ELIGIBILITY

The Contract may be purchased only as an IRA Rollover, funded by distributions from a GIFL 401(k) Retirement Plan.


We will issue a Contract as either a traditional IRA or as a Roth IRA, but not both. If you want both a traditional IRA and a Roth IRA, you may need to issue instructions to your plan sponsor or administrator (or complete separate applications) to purchase separate Contracts.


When you purchase a Contract from John Hancock New York, you will receive a certificate of coverage under a group contract issued by John Hancock New York to trustees of one or more trusts which permit individuals to purchase IRAs or for IRA annuities.

GENERAL CONTRACT PROVISIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE

We impose restrictions on your ability to make initial and Additional Purchase Payments.

Purchase Payments

Your initial Purchase Payment must include a distribution of the GIFL 401(k) Account Value to a Contract that you intend to use as a traditional IRA or a Roth IRA. After that, and subject to eligibility and our restrictions, you may continue your IRA contributions or make Additional Purchase Payments either through an IRA Rollover from a tax-qualified retirement plan in which you participate, or directly to our Administrative Service Office. (Please see "VII. Federal Tax Matters" for general information about IRA contributions and special qualification rules that apply to Roth IRAs.)

We usually restrict the total amount of Additional Purchase Payments you make after the first Contract Anniversary to $25,000 measured over the life of the Contract, but we may approve a higher amount. We do not permit you to make Additional Purchase Payments (other than the initial Purchase Payment) on or after the oldest Annuitant or co-Annuitant's 81st birthday. All Purchase Payments must be in U.S. dollars.

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone and electronic transaction procedures described in "Telephone and Electronic Transactions" in this section, below). You should consult with your own qualified tax advisor regarding any payment limits under your IRA.

NEW HOLDING PERIOD FOR CERTAIN ADDITIONAL PURCHASE PAYMENTS. We reserve the right to reset the "holding period" if you make an Additional Purchase Payment on or before the Lifetime Income Date, and either:

          - the Additional Purchase Payment exceeds 20% of your Benefit Base at the time of payment; or

          - the Additional Purchase Payment, when combined with all other Purchase Payments you make during that Contract Year, exceeds 20% of your Benefit Base.

THIS MEANS THAT WE CAN CHANGE AND DEFER THE LIFETIME INCOME DATE, AND DEFER OUR GUARANTEE OF A LIFETIME INCOME AMOUNT, FOR UP TO 5 CONTRACT YEARS FROM THE DATE YOU MAKE AN ADDITIONAL PURCHASE PAYMENT THAT EXCEEDS THE LIMITS DESCRIBED ABOVE.

ACCUMULATION UNITS

Prior to the Annuity Commencement Date, you choose the Variable Investment Options to which you allocate portions of your Contract Value. We credit amounts to those Investment Options in the form of "accumulation units" to measure the value of the variable portion of your Contract prior to the Annuity Commencement Date. We calculate and credit the number of accumulation units in each of your Investment Options by dividing (i) the amount allocated to that Investment Option by (ii) the value of an accumulation unit for that Investment Option we next compute after a purchase transaction is complete.


We will usually credit Purchase Payments received by mail or wire transfer on the Business Day on which they are received in Good Order at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt of your Purchase Payment, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us.



We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death proceeds, or apply amounts to an Annuity Option.

We measure the value of a Subaccount in accumulation units, which vary in value with the performance of the underlying Portfolio.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Subaccount on the first Business Day the Subaccount was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Subaccount (described below) for the Business Day on which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.

We will use a Portfolio share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

     - your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day; or

     - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.


AUTOMATED TRANSACTIONS. Automated transactions include transfers under the Asset Rebalancing program, pre-scheduled withdrawals, Required Minimum Distributions, substantially equal periodic payments under section 72(t) of the Code, transactions scheduled to occur on your Contract Anniversary, and annuity payments. Automated transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case, the transaction will be processed and valued on the next Business Day unless, with respect to Required Minimum Distributions, substantially equal periodic payments under section 72(t) of the Code, and annuity payments only, the next Business Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Business Day. Please see the SAI for more information on processing Automated Transactions.


Net Investment Factor


The net investment factor is an index used to measure the investment performance of a Subaccount over a valuation period. The net investment factor may be greater, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Subaccount for any valuation period by dividing (a) by (b) and subtracting (c) from the result, where:



     (a) is the net asset value per share of a Portfolio share held in the Subaccount determined at the end of the current valuation period, plus any dividends and distributions received per share during the current valuation period;



     (b) is the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period; and



     (c) is a factor representing the charges deducted from the Subaccount on a daily basis for Annual Separate Account Expenses.


Transfers among Investment Options

Prior to the Annuity Commencement Date, you may transfer amounts among the Variable Investment Options, subject to the restrictions set forth below.


You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the Internet (see "Telephone and Electronic Transactions," below). We will cancel accumulation units from the Investment Option from which you transfer amounts and we will credit accumulation units to the Investment Option to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Option. If after the transfer the amount remaining in the Investment Option is less than $100, then we may transfer the entire amount instead of the requested amount.



Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but we reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



Investment options in variable annuity and variable life insurance products can be a target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage a portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.


To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and have established procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Asset Rebalancing program, (b) transfers made within a prescribed period before and after a substitution of underlying Portfolios and (c) transfers made after the Annuity Commencement Date (these transfers are subject to a 30-day notice requirement, however, as described in "Annuitization Provisions - Transfers after Annuity Commencement Date"). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfers per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;

     - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

     -    restricting transfers into and out of certain Subaccount(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see "Withdrawals" in this section, below, for details on when suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).


In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short-term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Variable Insurance Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

We currently do not limit the number of Investment Options to which you may allocate Purchase Payments.

We permit you to make certain types of transactions by telephone or electronically through the Internet.

Telephone and Electronic Transactions


When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We also encourage you to access information about your Contract, request transfers and perform some transactions electronically through the Internet. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on the first page of this Prospectus for more information on electronic transactions.



To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and to maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the Internet by sending us instructions in a form acceptable to us. If you register for electronic delivery, we keep your personal information confidential and secure, and we do not share this information with outside marketing agencies.


We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the Internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

     -    any loss or theft of your password; or

     -    any unauthorized use of your password.


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We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or electronic delivery of a transaction confirmation. Transaction instructions we receive by telephone or electronically before the close of any Business Day will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.


We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Special Transfer Services - Asset Rebalancing Program

We administer an Asset Rebalancing program which enables you to specify the allocation percentage levels you would like to maintain in particular Investment Options. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.

We will permit asset rebalancing only on the following time schedules:

     - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

     - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

     - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but you may incur tax liability as a result.

Withdrawals


During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions." For certain Contracts, exercise of the withdrawal right may require the consent of the Annuitant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request in Good Order at our Annuities Service Center, minus any applicable administrative fee or tax. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested, reduced by any applicable administrative fee or amount withheld for taxes, and cancel accumulation units credited to each Investment Option equal in value to the amount withdrawn from that Investment Option.



When making a withdrawal, you may specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option. If you do not specify the Investment Options from which a withdrawal is to be taken, we will take the withdrawal proportionally from all of your Variable Investment Options. There is no limit on the frequency of withdrawals.


We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information, at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     -    trading on the New York Stock Exchange is restricted;


     - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets;



     - pursuant to SEC rules, the Money Market Subaccount suspends payment of redemption proceeds in connection with a liquidation of the underlying Portfolio; or



     -    the SEC, by order, so permits for the protection of security holders.



Applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.



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


IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will treat any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax.



TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% penalty tax (see "VII. Federal Tax Matters").


Signature Guarantee Requirements for Surrenders and Withdrawals
(Not applicable to Contracts issued in New Jersey)


We may require that you provide a signature guarantee on a surrender or withdrawal request in the following circumstances:


     - you are requesting that we mail the amount withdrawn to an alternate address; or

     - you have changed your address within 30 days of the withdrawal request; or

     -    you are requesting a withdrawal in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal request. We will not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or withdrawal as described above.

You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services - The Income Plan


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the Contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. The IP is not available to Contracts for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. We reserve the right to suspend your ability to make Additional Purchase Payments while you are enrolled in an IP. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the IP program.


GUARANTEED INCOME FOR LIFE PROVISIONS

Overview

The Contract provides a guaranteed minimum withdrawal benefit. This benefit provides a Lifetime Income Amount, which is available for annual withdrawals starting on a Lifetime Income Date. If you limit your annual withdrawals of Contract Value to the Lifetime Income Amount, we guarantee that we will make the Lifetime Income Amount available to you, as long as you are the Annuitant under the Contract. You may elect, in most cases, to cover the lifetimes of you and your spouse by selecting a Spousal Lifetime Income Amount benefit. Under the Spousal Lifetime Income Amount benefit, we guarantee that we will make the Lifetime Income Amount available as long as you (the "Annuitant") or your spouse (the "co-Annuitant") remains alive. The Spousal Lifetime Income Amount benefit will end if there is a change in the Contract that removes the co-Annuitant from coverage and the Annuitant subsequently dies.


Although the Lifetime Income Amount guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value before the Annuity Commencement Date. We may reduce the Lifetime Income Amount, however if you take any withdrawal before the Lifetime Income Date, or an Excess Withdrawal in any year after that. We also may increase the Lifetime Income Amount if you make Additional Purchase Payments, or if we step up the Benefit Base to reflect current Contract Value.


Determination of the Lifetime Income Date

SINGLE LIFE AND CONTINUATION SINGLE LIFE LIFETIME INCOME AMOUNTS. Under a Single Life or a Continuation Single Life form of Lifetime Income Amount, the earliest Lifetime Income Date is the date we issue your Contract if:

     -    you, the Annuitant, are age 59 1/2 or older at that time; and

     - you (or your decedent spouse) were a participant in your employer's GIFL 401(k) Retirement Plan and completed the "holding period" requirement for the guaranteed minimum withdrawal benefit we provided for your (or your decedent spouse's) account in that plan; and

     - the amount of your initial Purchase Payment for the Contract does not exceed your GIFL 401(k) Account Value by more than 20% of the Transferred Benefit Base from the GIFL 401(k) Retirement Plan.

In all other cases, the earliest Lifetime Income Date for a Single Life form of Lifetime Income Amount is the Anniversary Date of your Contract on or next following the date:

     -    you, the Annuitant, are age 59 1/2; and

     - you complete a holding period of no more than 5 years. We will transfer credit for any completed holding period from your (or your decedent spouse's) account with your employer's GIFL 401(k) Retirement Plan if the amount of your initial Purchase Payment for the Contract does not exceed your GIFL 401(k) Account Value by more than 20% of the Transferred Benefit Base from the GIFL 401(k) Retirement Plan. We will do this by incorporating the earliest Lifetime Income Date under the GIFL 401(k) Retirement Plan.

We may change the earliest Lifetime Income Date if you change a Single Life Lifetime Income Amount to a Spousal Lifetime Income Amount. Please read the following section for more information.

SPOUSAL LIFETIME INCOME AMOUNT. Under a Spousal Lifetime Income Amount, the earliest Lifetime Income Date is the date we issue your Contract if:

     - you, the Annuitant, and your spouse, the co-Annuitant, are both age 59 1/2 or older at that time; and

     - you were a participant in your employer's GIFL 401(k) Retirement Plan and completed the holding period requirement for the guaranteed minimum withdrawal benefit we provided for your account; and

     - the amount of your initial Purchase Payment for the Contract does not exceed your GIFL 401(k) Account Value by more than 20% of the Transferred Benefit Base from the GIFL 401(k) Retirement Plan.

In all other cases, the earliest Lifetime Income Date for a Spousal Lifetime Income Amount is the Anniversary Date of your Contract on or next following the date:

     - you, the Annuitant, and your spouse, the co-Annuitant, are both age 59 1/2 or older; and

     - you complete a holding period of no more than 5 years. We will transfer credit for any completed holding period from your (or your decedent spouse's) account with your employer's GIFL 401(k) Retirement Plan if your initial Purchase Payment for the Contract does not exceed your GIFL 401(k) Account Value by more than 20% of the Transferred Benefit Base from the GIFL 401(k) Retirement Plan. We will do this by incorporating the earliest Lifetime Income Date under the GIFL 401(k) Retirement Plan.

We may change the Lifetime Income Date if you change a Spousal Lifetime Income Amount to a Single Life Lifetime Income Amount. Please read "Choosing a Single Life, Continuation Single Life or a Spousal Lifetime Income Amount," below, for more information.

DEFERRAL OF LIFETIME INCOME DATE. You may defer a Lifetime Income Date if you defer taking any withdrawals on or after the earliest Lifetime Income Date. If you do, you may continue to change from a Single Life (but not from a Continuation Single Life) to a Spousal Lifetime Income Amount until you take a withdrawal, as described in the following section.

We reserve the right to reset the holding period and defer the Lifetime Income Date for up to 5 Contract Years if you make certain Additional Purchase Payments before the Lifetime Income Date. Please see "V. Description of the Contract - Purchase Payments" for more information.

Choosing a Single Life, Continuation Single Life or Spousal Lifetime Income
Amount

AT ISSUE. You select a Single Life, Continuation Single Life or Spousal form of Lifetime Income Amount when you purchase a Contract.

You can select a Single Life Lifetime Income Amount (i.e., 5% of the Benefit
Base) if:

     - you are the Annuitant under the Contract and we did not make any payments under your employer's GIFL 401(k) Retirement Plan to you or to any current, former or decedent spouse of yours that was covered by our Spousal Lifetime Income Amount minimum withdrawal benefit guarantee; or

     -    you are the Annuitant under the Contract; and

          - you had established an account in your GIFL 401(k) retirement plan that was covered by a spousal minimum withdrawal benefit guarantee, and

          - you subsequently split and changed it to two "single life" accounts in connection with a divorce or a legal separation; and

          - you do not include your spouse as a "co-Annuitant" in the Contract you purchase; and

          - you are not eligible for a Continuation Single Life Lifetime Income Amount.

You can select a Continuation Single Life Lifetime Income Amount (i.e., 4.5% of the Benefit Base) if:

     -    you are the Annuitant under the Contract; and either

     - you are a surviving spouse of a former participant under a GIFL 401(k) Retirement Plan and the beneficiary of a GIFL 401(k) account that was covered by a spousal guarantee; or

     - you are a former participant under a GIFL 401(k) Retirement Plan that was covered by a spousal guarantee and your spouse has died.


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

You can select a Spousal Lifetime Income Amount if:

     -    you are the Annuitant under the Contract; and

     -    your spouse is the co-Annuitant under the Contract; and

     - you did not establish a single-life minimum withdrawal benefit guarantee in your GIFL 401(k) Retirement Plan.

BEFORE THE LIFETIME INCOME DATE. You can change a Single Life Lifetime Income Amount designation to a Spousal Lifetime Income Amount designation before the Lifetime Income Date if:

     -    you are the Annuitant under the Contract at the time of change; and

     - you add your current spouse as a co-Annuitant to the Contract at the time of change.

If you make this change, we will change the Lifetime Income Date if your spouse is under age 59 1/2 and younger than you. The new Lifetime Income Date will reflect the Contract Anniversary on or immediately following the date your spouse is 59 1/2 and you have satisfied any remaining holding period under the Contract.

You can change a Spousal Lifetime Income Amount designation to a Single Life Lifetime Income Amount designation before the Lifetime Income Date if:

     - the Lifetime Income Amount had not been determined under your employer's GIFL 401(k) Retirement Plan for you or for any former, current or decedent spouse of yours that was covered by a spousal Lifetime Income Amount minimum withdrawal benefit guarantee that we provide; and

     - you are the Annuitant under the Contract at the time of change and you remove the co-Annuitant from the Contract.


If you make any change from a Spousal Lifetime Income Amount and remove the co-Annuitant from the Contract, we will change the Lifetime Income Date if the co-Annuitant is under age 59 1/2 and younger than you. We will determine the new Lifetime Income Date based on your age and any remaining holding period under the Contract.


You can change your designation by contacting the Annuities Service Center and completing any forms that we may require.

AFTER THE LIFETIME INCOME DATE. You can change your designation of a Single Life or Spousal Lifetime Income Amount after the Lifetime Income Date only if you defer making any withdrawals on or after that date. If you do, you can change your designation up until the date you take a withdrawal. We describe how to change Lifetime Income Amount designations in the preceding section.


You may select a Spousal Lifetime Income Amount only before you take a withdrawal from the Contract. If you change a Single Life Lifetime Income Amount to a Spousal Lifetime Income Amount, we will calculate a lower Lifetime Income Amount (4.5% of the Benefit Base).


Calculation of the Lifetime Income Amount

We calculate the Lifetime Income Amount as a percentage of the Benefit Base under your Contract. The Lifetime Income Amount differs between a Single Life, Continuation Single Life and Spousal form of Lifetime Income Amount:

     -    the Single Life Lifetime Income Amount equals 5.0% of the Benefit
          Base;

     - the Continuation Single Life Lifetime Income Amount equals 4.5% of the Benefit Base; and

     -    the Spousal Lifetime Income Amount equals 4.5% of the Benefit Base.

We issue Contracts with a 4.5% Continuation Single Life Lifetime Income Amount where:

     - the Annuitant is a surviving spouse of a former participant under a GIFL 401(k) Retirement Plan; or

     - the Annuitant is a former participant under a GIFL 401(k) Retirement Plan, and has received distributions from that plan that were covered, in whole or in part, by our Spousal Lifetime Income Amount minimum withdrawal benefit guarantee.

We calculate an initial Benefit Base on the date we issue a Contract. We first calculate the Lifetime Income Amount on the earliest Lifetime Income Date. We recalculate and reduce the Benefit Base and Lifetime Income Amount if you take annual withdrawals that exceed the Lifetime Income Amount. We also reduce the Benefit Base if you take any withdrawals before the Lifetime Income Date.


We may increase the Lifetime Income Amount if you make Additional Purchase Payments, or if we step up the Benefit Base to reflect current Contract Value. We also may recalculate the Lifetime Income Amount if you defer the earliest Lifetime Income Date and change the form of the Lifetime Income Amount from a Single Life to a Spousal form or vice versa.


We may decrease the Benefit Base to reflect withdrawals. We may increase the Benefit Base to reflect Step-Ups and Additional Purchase Payments. Any decrease or increase in the Benefit Base will result in a corresponding decrease or increase in the Lifetime Income Amount.

Increases in the Guaranteed Income for Life Feature

IMPACT OF ADDITIONAL PURCHASE PAYMENTS. Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the amount of the Additional Purchase Payment. We reserve the right to reset the holding period and defer the Lifetime Income Date for up to 5 Contract Years if you make certain Additional Purchase Payments before the Lifetime Income Date. Please see "V. Description of the Contract - Purchase Payments" for more information.

After the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment to your Contract, subject to our limits. The Benefit Base will be the Benefit Base immediately before the Purchase Payment, plus:

     -    The excess, if any, of the Additional Purchase Payment over


     - The amount of your withdrawals reduced by any Purchase Payment since the last time we calculated the Benefit Base (i.e., the last date of a Purchase Payment that we applied to the Benefit Base, the last date we reduced the Benefit Base because of a withdrawal, the last Step-Up date, or the Lifetime Income Date).


If a Purchase Payment increases the Benefit Base after the Lifetime Income Date, we will increase the Lifetime Income Amount. The new Lifetime Income Amount will equal:


     - (for Single Life Lifetime Income Amounts) 5% of the Benefit Base in effect immediately after the Purchase Payment; or


     - (for Continuation Single Life and Spousal Lifetime Income Amounts) 4.50% of the Benefit Base in effect immediately after the Purchase Payment.


Please read "Calculation of the Lifetime Income Amount," above, for more information.


Step-Ups increase guaranteed amounts to reflect certain increases in Contract Value


STEP-UPS. On the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary (Step-Up Dates), we compare your Contract Value to the Benefit Base and the Lifetime Income Amount. If the Contract Value on any Step-Up Date is greater than the Benefit Base on that date, we will automatically increase (step up) the Benefit Base to equal the Contract Value. We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the corresponding amount that we deduct for the Guaranteed Income for Life guarantee (see "VI. Charges and Deductions - Guaranteed Income for Life Fee"). The new Lifetime Income Amount will equal:


     - (for Single Life Lifetime Income Amounts) 5% of the new Benefit Base value after the Step-Up; or

     - (for Continuation Single Life and Spousal Lifetime Income Amounts) 4.50% of the new Benefit Base value after the Step-Up.


Please read "Calculation of the Lifetime Income Amount," above, for more information.



Since the Guaranteed Income for Life fee is a percentage of the Benefit Base, we will increase the amount of the Guaranteed Income for Life fee after a Step-Up to reflect the new Benefit Base. We also reserve the right to increase the rate of the Guaranteed Income for Life fee up to a maximum rate of 0.65%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see "VI. Charges and Deductions - Guaranteed Income for Life Fee"). If you decline the Step-Up, the fee rate will not be increased.



If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.


Impact of Withdrawals before the Lifetime Income Date


Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced as a result of that withdrawal.


If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

EXAMPLE: Assume that you purchase a Contract through an IRA Rollover when you are 45. (Since you are under age 59 1/2 at time of purchase, the Lifetime Income Date will not occur until the Contract Anniversary following the date you become 59 1/2.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000 and you withdraw $5,000 of Contract Value. In this case, you would reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we would reduce your Benefit Base by the same percentage ($90,000 times 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal would be $90,000 minus $5,625, or $84,375.


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


If you take any withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the Lifetime Income Amount on the Lifetime Income Date. If your Contract Value and your Benefit Base decline to zero before the Lifetime Income Date, you will lose the Lifetime Income Amount Guarantee. (See "Settlement Phase," below.)


Impact of Withdrawals after the Lifetime Income Date


After the Lifetime Income Date, you may withdraw the Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will reduce the Benefit Base and the Lifetime Income Amount.



Each time you take a withdrawal after the Lifetime Income Date, we first determine whether the amount of the withdrawal is an Excess Withdrawal (i.e., a withdrawal that exceeds the Lifetime Income Amount when combined with any other withdrawals for that Contract Year). If so, we will reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal. After that, we reduce your Lifetime Income Amount. The reduced Lifetime Income Amount will equal:


     -    (for Single Life Lifetime Income Amounts) 5% of the new Benefit Base;
          or

     - (for Spousal Lifetime Income Amounts and Continuation Single Life Lifetime Income Amounts) 4.50% of the new Benefit Base.


In all cases, we reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year. Please see Appendix A: "Guaranteed Income for Life Examples" for the impact of withdrawals after the Lifetime Income Date.


In certain circumstances, we will not reduce the Benefit Base and/or the Lifetime Income Amount, even where a withdrawal would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken after the Lifetime Income Date as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

The Contract enters a "Settlement Phase" in any Contract Year that your Contract Value declines to less than the Lifetime Income Amount if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year (see "Settlement Phase" below). In the event of an Excess Withdrawal, you will lose the Guaranteed Income for Life benefit if Contract Value declines below the Lifetime Income Amount during the Contract Year of the Excess Withdrawal. The Guaranteed Income for Life benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.

We may reduce Benefit Base and Lifetime Income Amount values if you take withdrawals that exceed the guaranteed amount of your withdrawals. EXCESS WITHDRAWALS, WITH LIMITED EXCEPTIONS, LOWER THE LIFETIME INCOME AMOUNT GUARANTEED FOR FUTURE WITHDRAWALS. IF YOU HAVE EXPERIENCED UNFAVORABLE INVESTMENT PERFORMANCE (AND THEREFORE YOUR CONTRACT VALUE IS LESS THAN YOUR BENEFIT BASE) THE REDUCTION COULD BE SIGNIFICANTLY MORE THAN THE AMOUNT OF THE EXCESS WITHDRAWAL AND COULD CAUSE YOU TO LOSE YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT.

We reduce your Contract Value and the death proceeds each time you take a withdrawal. We do not change your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

Tax Considerations

See "VII. Federal Tax Matters" for information on tax considerations related to guaranteed minimum withdrawal benefits.

Life Expectancy Distribution Program


You may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you as required or contemplated by Code section 401(a)(9), section 408(b)(3), or section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions"). For further information on such distributions, please see "VIII. Federal Tax Matters - Contributions to a traditional IRA - Required Minimum Distributions."



Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all Life Expectancy Distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Department regulations.

We base our Life Expectancy Distributions calculations on our understanding and interpretation of the requirements under tax law applicable to Required Minimum Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with a qualified tax advisor.


Each withdrawal under our Life Expectancy Distribution program will reduce death proceeds and Contract Value. In addition, if you purchase a Contract before the Annuitant attains age 59 1/2 (the younger of the Annuitant and co-Annuitant for the Spousal Lifetime Income Amount), and you take any withdrawal before the Lifetime Income Date, we will reduce your Benefit Base by the amount of the withdrawal. After the Lifetime Income Date, however, we will not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.


If you take a withdrawal under our Life Expectancy Distribution program on or after the Lifetime Income Date, we will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. We will make distributions as part of the Contract's "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Annuitant (or co-Annuitant under the Spousal Lifetime Income Amount) is living at that time. We designed our Life Expectancy Distribution program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as Excess Withdrawals and will not reduce the Benefit Base or Lifetime Income Amount.


Settlement Phase

The Settlement Phase is when we will automatically begin making payments to you, should your Contract Value reduce to zero, subject to the conditions described herein. We automatically make settlement payments during a Contract's "Settlement Phase." The Settlement Phase begins if the Contract Value reduces to zero at any time during a Contract Year, there were no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Contract will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.


During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, terminate. We will not accept Additional Purchase Payments, make any Step-Ups or deduct the Guaranteed Income for Life Fee during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.


At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as the Annuitant (or co-Annuitant under the Spousal Lifetime Income Amount) is living.

     - If you purchased a Contract before the Annuitant attained age 59 1/2 (or the younger of the Annuitant and co-Annuitant under the Spousal Lifetime Income Amount), and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Annuitant is living (or as long as either the Annuitant or co-Annuitant is living under the Spousal Lifetime Income Amount). In this case, the annual amount will equal the applicable Lifetime Income Amount (i.e., either 4.5% or 5% of the Benefit Base at the Lifetime Income Date).

     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Distribution at Death of Annuitant

The Contracts described in this Prospectus provide for the distribution of the Contract Value if the Annuitant dies before the Maturity Date.

PAYMENT OF DEATH PROCEEDS. The determination of the distribution upon the death of the Annuitant will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to payment of the death proceeds under the Contract until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

     -    a certified copy of a death certificate; or

     - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     -    any other proof satisfactory to us.

DISTRIBUTION OF DEATH PROCEEDS. Tax law requirements applicable to IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, you should seek competent legal and tax advice regarding requirements governing the distribution of Contract values, including death proceeds, under the plan. In particular, you and your advisor should consider that there is some uncertainty as to the income tax effects of a distribution at death on IRAs (see "VII. Federal Tax Matters").


In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death proceeds. The description of the distribution upon the death of the Annuitant in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict such a distribution under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death proceeds to the extent permitted by the Code and by Treasury Department regulations.



For Single Life Contracts, we will pay the death proceeds to the Beneficiary if the Annuitant dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving co-Annuitant, that co-Annuitant will be deemed to be the Beneficiary.



Upon request, the death proceeds may be taken in the form of a lump sum. In that case, we will pay the death proceeds within seven calendar days of the date that we determine the amount of the death proceeds, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see "Withdrawals" above). Beneficiaries who opt for a lump sum payout of their portion of the death proceeds may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account ("JHSAA"). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death proceeds in a single sum at any time by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account, but is solely a means of distributing the death proceeds. The Beneficiary can only make withdrawals, and not deposits. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.


If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Annuitant is not taken in a lump sum, the Contract will continue, subject to the following:

     -    The Beneficiary will become the Owner/Annuitant.

     - We will allocate any excess of the death benefit over the Contract Value to the Annuitant's Investment Options in proportion to their relative values on the date of receipt by us of due proof of the Annuitant's death.

     - No Additional Purchase Payments may be made (even if the Beneficiary is a surviving spouse).

     - If the deceased Annuitant's spouse is the sole Beneficiary and falls within the definition of "spouse" under the federal Defense of Marriage Act (see "Other Contract Provisions - Spouse" below), he or she may continue the Contract as the new Owner/Annuitant without triggering adverse federal tax consequences. In such a case, the distribution rules applicable when an Annuitant dies will apply when the spouse, as the Annuitant, dies.


     - If the Beneficiary is not the deceased Owner's spouse (as defined by the federal Defense of Marriage Act), distribution of the entire interest in the Contract must be made within five years of the Annuitant's death, or alternatively, an individual Beneficiary may take distributions as an annuity, under one of the Annuity Options described below, which begins within one year after the Annuitant's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options" below). Note: we continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see "VII. Charges and Deductions - Mortality and Expense Risks Fee"). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary's portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will equal the Contract Value and must be distributed immediately in a single sum cash payment.


Impact of Death Proceeds on Guaranteed Income for Life Feature

The Guaranteed Income for Life feature ends if the Beneficiary takes the death proceeds payable prior to the Annuity Commencement Date as a lump sum under our current administrative procedures. Under certain other circumstances, the Guaranteed Income for Life feature may continue if the Beneficiary elects not to take the death proceeds as a lump sum.

CIRCUMSTANCES WHEN COVERAGE ENDS. If the Beneficiary continues a Contract in force following the death of the Annuitant, coverage under the Guaranteed Income for Life feature ends:

     -    for Single Life and Continuation Single Life Lifetime Income Amount.

     - for Spousal Lifetime Income Amount if the deceased is the last of the Annuitant and co-Annuitant to die.

                                                                    THEN
IF A BENEFICIARY IS:                                   THE GUARANTEED INCOME FOR LIFE:
--------------------                             ------------------------------------------
1. The deceased Annuitant's spouse and the       - continues and the Lifetime Income Amount
   Annuitant dies prior to the first               is 4.5% of the Benefit Base.
   withdrawal on or after the Lifetime Income
   Date

2. The deceased Annuitant's spouse and the       - continues and the Lifetime Income Amount
   Annuitant dies on or after the date of the      is 4.5% of the Benefit Base.
   first withdrawal on or after the Lifetime
   Income Date, and the Beneficiary is the
   co-Annuitant

3. The deceased Annuitant's spouse and the       - ends without any further benefit.
   Annuitant dies on or after the date of the
   first withdrawal on or after the Lifetime
   Income Date, and the Beneficiary is not the
   co-Annuitant

4. Not the deceased Annuitant's spouse           - ends without any further benefit.


If the Guaranteed Income for Life feature continues, the Benefit Base will continue to be eligible for any remaining Step-Ups, but we may change the date we determine and apply these Step-Ups (including any adjustment to the Guaranteed Income for Life Fee) to future anniversaries of the date we determined the death proceeds.


EXAMPLES. Please refer to Appendix A for hypothetical examples that illustrate the benefit.


DEATH OF ANNUITANT OR CO-ANNUITANT UNDER A SPOUSAL LIFETIME INCOME AMOUNT GUARANTEE. If the co-Annuitant is the first to die, no death proceeds are payable under the Contract. The Spousal Lifetime Income Amount guarantee will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the survivor Annuitant. We will continue to charge the Guaranteed Income for Life fee.



Death of Last Person. If the survivor Annuitant dies while a Spousal Lifetime Income Amount guarantee is in effect, we will reduce the Lifetime Income Amount to zero and we make no additional payments to the Beneficiary.


Death after Removal of Annuitant or co-Annuitant. In certain instances, a Contract may be changed to remove the designation of a person initially designated as an Annuitant or co-Annuitant. If that happens and:

     - if the removed person subsequently dies, there will be no impact on the guarantees provided by the Guaranteed Income for Life feature in most cases; and


     - if the remaining designated person subsequently dies, we will consider that person to be the "survivor" of the Annuitant and co-Annuitant and the Guaranteed Income for Life benefit will terminate.


DEATH PROCEEDS DURING THE SETTLEMENT PHASE. If death occurs during the Settlement Phase, the only death proceeds we provide are the remaining settlement payments that may become due under that Guaranteed Income for Life benefit:


     - (for Single Life and Continuation Single Life Lifetime Income Amounts Contracts) If the Annuitant dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments.



     - (for Spousal Lifetime Income Amount Contracts) If the first death of the Annuitant and co-Annuitant occurs during the Settlement Phase, no additional death proceeds are payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will calculate a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount.


If you die during the Settlement Phase, the only death proceeds we provide are the remaining settlement payments that may become due under the Spousal Lifetime Income Amount guaranteed minimum withdrawal benefit.

ANNUITIZATION PROVISIONS

Annuity payments differ from withdrawals of Contract Value.

General


Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Once annuity payments commence:



     - you will no longer have access to the Contract Value applied to the Annuity Option; and



     -    we may not change the Annuity Option or the form of settlement.

The Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract's Maturity Date (the "Annuity Commencement Date" is the first day of the Pay-out Period). The current Maturity Date is the date you specify, as shown on your Contract's specifications page. For John Hancock USA Contracts, there is no limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Annuity Commencement Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary ("Default Commencement Date"). You may request a different Annuity Commencement Date (including a date later than the Default Commencement Date) at any time by written request at least one month before both the current and new Annuity Commencement Dates. Under our current administrative procedures, however, the new Annuity Commencement Date may not be later than the Maturity Date unless we consent otherwise.* Distributions may be required before the Annuity Commencement Date.


NOTICE OF ANNUITY COMMENCEMENT DATE. Under our current administrative procedures, we will send you one or more notices at least 30 days before your scheduled Annuity Commencement Date and request that you verify information we currently have on file. We may delay the start of annuity payments if you fail to verify this information.

You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date.

Annuity Options


If an Annuity Option is not selected, we will provide as a default an Annuity Option in the form of a variable life annuity with payments guaranteed for five years, as described below. We will determine annuity payments based on the value of each Investment Option at the Annuity Commencement Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Contracts.





ANNUITY OPTIONS OFFERED IN THE CONTRACT. The Contracts guarantee the availability of the following Annuity Options:

Option 1: Lifetime Income Amount (LIA) with Cash Refund - This fixed Annuity Option is available only if either the Annuitant or co-Annuitant, not both, remains at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant or co-Annuitant. After the death of the Annuitant or co-Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

     -    the LIA on the Annuity Commencement Date, if any; or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity.

Option 2: Joint & Survivor LIA with Cash Refund - This fixed Annuity Option is available if you select the Spousal Lifetime Income Amount guarantee and coverage remains for both the Annuitant and the co-Annuitant at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetime of the Annuitant and co-Annuitant. After the death of the last to survive, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

     - the LIA on the Annuity Commencement Date, if any, as provided by the Spousal Lifetime Income Amount guarantee, or


     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity. (Unlike Option 4, however, we will not continue making payments for the remainder of the 5 year term upon the death of the last of the Annuitant and co-Annuitant to survive. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described in Option 1 above.)


Option 3: Life Annuity with Payments Guaranteed for 5 Years - An annuity with payments guaranteed for 5 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 5 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the fifth year.

Option 4: Joint Life Annuity with Payments Guaranteed for 5 Years - An annuity with payments guaranteed for 5 years and continuing thereafter during the lifetime of the Annuitant and a designated co-Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5-year period if both the Annuitant and the co-Annuitant die during the 5-year period.


----------
* We will deny our consent to a later Annuity Commencement Date based upon any current or future legal restrictions imposed by state laws and regulations, by regulatory authorities or by the Internal Revenue Code and the IRS. Distributions under the Contracts may be required before the Annuity Commencement Date (see "VII. Federal Tax Matters"). You should consult with a qualified tax advisor for information about potential adverse tax consequences for failure to take distributions.

We currently offer an additional Annuity Option that is not guaranteed by the
Contract:


Option 5: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10-, 15- or 20-year period and no payments thereafter. You may surrender all or part of your Contract for its `Commuted Value' after the Annuity Commencement Date only if you select a variable pay-out under this Option. (See "Full Surrenders After the Annuity Commencement Date" and "Partial Surrenders After the Annuity Commencement Date" below.) We may limit the payment periods in order to comply with IRS regulations.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE. You may surrender your Contract after the Annuity Commencement Date only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 Years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:


     - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Payments" below for a description of an Annuity Unit);

     - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and

     - calculating the present value of these payments at the assumed interest rate of 3%.

If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE. We permit partial surrenders after the Annuity Commencement Date only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 Years. You may take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.


If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain by reducing the number of Annuity Units used to determine payments (see "Annuity Units and the Determination of Subsequent Variable Annuity Payments" in this section, below, for how we determine the initial number of Annuity Units used to determine payments). Since there will be fewer Annuity Units, your remaining payments will be reduced. The new number of Annuity Units used to determine future payments after an amount is commuted will equal A x {1 - ((B / C) / D)}, where:

     A equals the number of Annuity Units used to determine future payments before the commutation;

     B equals the dollar amount requested to be paid out as part of the commutation;

     C equals the present value of all Annuity Units to be paid out if there were no commutation, where the interest rate used to present value the Annuity Units is the assumed interest rate of 3%; and

     D    equals the Annuity Unit value on the day the commutation is executed.

For example, assume that before you request a partial Commuted Value, you will receive 400 units a year for 10 years. You request $20,000 in Commuted Value. Since you are receiving those 400 units for 10 years, C equals the present value of 400 units for 10 years starting the end of this year at a rate of an assumed interest rate of 3%. This value is 3,412.08 units. Assuming the annuity unit value on the day the commutation is executed is $12.50, after the commutation you will receive 400 x {1 - (($20,000 / 3412.08) / $12.50)} = 212.43 units a year for 10 years.


Once annuity payments begin under an Annuity Option, you will not be able to make any additional guaranteed withdrawals under the Contract.



FIXED ANNUITY OPTIONS. Upon death of the Owner/Annuitant (subject to the distribution of death proceeds (see "Distribution at Death of Annuitant" above), withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.



We determine the amount of each Fixed Annuity payment by applying the portion of the death proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate rate based on the mortality table and assumed interest rate in the Contract. If the rates we are then using are more favorable to you, we will substitute those rates. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the current Single Premium Immediate Annuity rate that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.


We provide no guaranteed withdrawal benefits once payments begin under an Annuity Option.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the rates based on the mortality table and assumed interest rate contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments


We will base Variable Annuity payments after the first one on the investment performance of the Investment Options selected after the Annuity Commencement Date. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Investment Option by the Annuity Unit value of that Investment Option (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Investment Option is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Investment Option are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant (assuming no transfer is made). We will deduct a pro rata portion of the Contract's administration fee from each annuity payment.


We charge the same Annual Separate Account Expenses during the annuitization period as we do prior to the Annuity Commencement Date. We determine the "net investment factor" for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see "Value of Accumulation Units" and "Net Investment Factor" earlier in this chapter). The value of an Annuity Unit for each Investment Option for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the corresponding Subaccount for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate.

Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the rates in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 3.36%.

Some transfers are permitted after the Annuity Commencement Date, but subject to different limitations than prior to the Annuity Commencement Date.

Transfers after Annuity Commencement Date

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Investment Option to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. We will make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Option to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Investment Option selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to four per Contract Year. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Distributions upon Death of Annuitant after Annuity Commencement Date



If you select an Annuity Option providing for payments for a guaranteed period, and the Annuitant dies after the Annuity Commencement Date, we will make any remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.


OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value computed at the end of the Business Day on which we receive your returned Contract or written notification acceptable to us. You may be subject to investment losses (or gains) prior to our receipt of your request for cancellation.


The number of days for a right to review may vary in certain states and for certain age groups in order to comply with the requirements of state insurance laws and regulations. Because the Contract is issued as an IRA under section 408 or 408A of the Code, during the first 7 days of the right to review period we will return your entire Purchase Payment if this is greater than the amount otherwise payable.



(Applicable to Contracts issued in California Only) Contracts issued in California to persons 60 years of age or older may be cancelled by returning the Contract to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30-day period to one or more of the Variable Investment Options. If you cancel the Contract during this 30-day period and your Purchase Payments were allocated to the Money Market Investment Option, we will pay you the greater of (a) the original amount of your Purchase Payments and (b) the Contract Value computed at the end of the Business Day on which we receive your returned Contract. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Investment Option), we will pay you the Contract Value computed at the end of the Business Day on which we receive your returned Contract.


You own the Contract.

Ownership


All rights and privileges under the Contract may be exercised by the Owner. Prior to the Annuity Commencement Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner. The Owner cannot be changed, except as permitted due to the death of the Annuitant and under federal tax law.



You may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a Contract to any person other than us. We reserve the right to decline to issue a Contract to any person in our sole discretion.





Annuitant

The Annuitant is the natural person whose life is used to determine eligibility and the duration of the Guaranteed Income for Life benefit and the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Owner is an individual, the Owner and Annuitant must be the same person. Otherwise, the Contract must be owned for the benefit of the Annuitant. The Annuitant is as designated on the Contract specifications page or in the application. The Annuitant cannot be changed.

Co-Annuitant

If the Spousal Lifetime Income Amount is elected, the Annuitant's spouse must be named as a co-Annuitant. The Annuitant's and co-Annuitant's lives are used to determine eligibility for and the duration of the Guaranteed Income for Life benefit and the duration of annuity payments involving life contingencies.

The Beneficiary is the person you designate to receive the death proceeds if you die.

Beneficiary


The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). Under Spousal Lifetime Income Amount Contracts, if there is a Co-annuitant at the time of the Annuitant's death we will treat that person as the Beneficiary. You may change the Beneficiary (and any Contingent Beneficiary) subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we will effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designated Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner.


Spouse

FEDERAL DEFINITION OF SPOUSE. Any federal tax provisions related to status as a "spouse" are governed by the Federal Defense of Marriage Act ("DOMA"), which does not recognize civil unions or same-sex marriages that may be allowed under state law. Please consult with your own qualified tax advisor for information on how federal tax rules may affect Contracts where a civil union or same-sex marriage partner either owns the Contract, or is designated an Annuitant and/or Beneficiary.


STATE VARIATIONS. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as spouses who fall within the DOMA definition. To see a table of states with such a requirement, you may request an SAI from the Annuities Service Center. You should consult with a qualified financial professional for additional information on your state's regulations regarding civil unions and same-sex marriages.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex (where permitted by state law) or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant or any co-Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's or any co-Annuitant's correct age and sex. When you receive your Contract, you should review the information on age and sex and contact us by phone or mail at our Annuities Service Center with any corrections. If we have made incorrect annuity payments, we will either pay the amount of any underpayment immediately or we will deduct the amount of any overpayment from future annuity payments.

                           VI. Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectus.

ASSET-BASED CHARGES

We deduct asset-based charges daily to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks we assume under the Contracts.


Administration Fee



We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct from each of the Subaccounts a daily charge at an annual effective rate of 0.15% of the value of each Variable Investment Option to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that the amount of the administration fees will not increase as a result.


Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. The expense risk we assume is the risk that the administration charges may be insufficient to cover actual expenses.


To compensate us for assuming these risks, we deduct from each of the Subaccounts a daily charge at an annual effective rate of 0.20% of the value of the Variable Investment Options. The rate of the mortality and expense risks charge cannot be increased. The charge was established to continue for the duration of the contractual obligations consistent with pooling of risks, the persistency of certain risks, and the unpredictability of the time and nature of their occurrence. The charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner or continued under any annuity option payable on a variable basis. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. In cases where no death proceeds are payable (e.g., for Contracts continued by a Beneficiary upon the death of the Owner), or under the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, we continue to assess the Contractual mortality and expense risks charge, although we bear only the expense risk and not any mortality risk.


GUARANTEED INCOME FOR LIFE FEE


The fee for the Guaranteed Income for Life feature is equal to 0.35% of the "Adjusted Benefit Base." The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted for any Step-Up or any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We will deduct the Guaranteed Income for Life fee on the first Contract Anniversary and each Contract Anniversary thereafter. We reserve the right to increase the Guaranteed Income for Life fee on the effective date of each Step-Up. In such a situation, the fee will never exceed 0.65%.


Although the Guaranteed Income for Life Fee for a Single Life Lifetime Income Amount is the same as the fee for a Spousal Lifetime Income Amount, we usually provide a lower Lifetime Income Amount for the Spousal Lifetime Income Amount. Please read "Calculation of Lifetime Income Amount" for more information.


We withdraw the Guaranteed Income for Life fee from each Investment Option in the same proportion that the value of each Investment Option bears to the Contract Value. We will deduct a pro rata share of the annual fee from the Contract Value:


     - on the date we determine the amount of death proceeds that we pay to a Beneficiary;

     - after the Annuity Commencement Date at the time an Annuity Option under the Contract begins; or

     -    on the date an Excess Withdrawal reduces the Contract Value to zero.


We do not deduct the Guaranteed Income for Life fee during the "Settlement Phase" or after the Annuity Commencement Date once an Annuity Option begins.



If we decide to increase the rate of the Guaranteed Income for Life fee at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. If you decline a scheduled Step-Up, we will not increase the Guaranteed Income for Life fee at that time. You will have the option to elect a Step-Up within 30 days of subsequent Step-Up Dates.

If you decide to step up a guaranteed amount at that time, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.


PREMIUM TAXES

We will charge you for premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.


We make deductions for any applicable premium or similar taxes. Currently, we assess a charge for premium taxes on each Purchase Payment, based on the following resident state (or jurisdiction) at the time the tax is assessed:
California (0.50%); Guam (4.00%); Puerto Rico (1.00%); Texas (0.04% - referred to as a "maintenance fee"); and West Virginia (1.00%).

In most cases, and subject to applicable state law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to death proceeds.

                            VII. Federal Tax Matters

INTRODUCTION


The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of a Contract issued as a traditional IRA or as a Roth IRA is quite complex, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service ("IRS") rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.


This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.


The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)


GENERAL INFORMATION REGARDING DISTRIBUTIONS


If permitted under a retirement plan in which you participate, you may make a "tax-deferred rollover":


     -    from a traditional IRA to a Contract issued as a traditional IRA;





     - from a retirement plan qualified under section 401(a), 403(a) or 403(b) of the Code or a governmental deferred compensation plan described in section 457 of the Code to a Contract issued as a traditional IRA; and



     - from a retirement plan qualified under section 401(a), 403(a) or 403(b) of the Code or a governmental deferred compensation plan described in section 457 of the Code to any such plan.



In addition, if you are a surviving spouse of a participant in a tax-qualified retirement account, you may make a tax-deferred rollover to a Contract issued as a traditional IRA. Under current federal tax rules, a beneficiary under a tax-qualified retirement account who is not the surviving spouse of a participant may make a direct rollover to a traditional IRA of the amount otherwise distributable to him/her upon the death of the participant. The resulting IRA is treated as an "inherited IRA" of the non-spouse beneficiary. However, please note that this Contract is not available to be used as an "inherited IRA."



Also, under current rules, distributions otherwise payable to a participant under a retirement plan described in section 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code may be rolled over directly to a Contract issued as a Roth IRA. This direct type of rollover is taxable, but the mandatory 20% withholding would not apply. Please read "Conversion or Rollover to Roth IRA," below.



GENERAL INFORMATION REGARDING CONTRIBUTIONS



The Contract permits you to make contributions through rollovers or conversions only from certain Qualified Plans, as well as annual contributions that are otherwise allowed under the Code.


TRADITIONAL IRAS


Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA or traditional IRA (to distinguish it from the Roth IRA discussed below). Contracts issued as traditional IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and the time when distributions may commence. Under the tax rules, the Owner and the Annuitant may not be different individuals. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. The Contract does not qualify for use in connection with an Education IRA under section 530 of the Code.


Contributions to a Traditional IRA


"Eligible" distributions from certain types of qualified retirement plans, such as a GIFL 401(k) Retirement Plan, may be rolled over on a tax-deferred basis into a traditional IRA by former participants in the Plan. For these purposes, "eligible" distributions include lump sum amounts payable from the Plan upon termination of employment, termination of the Plan, disability or retirement. "Eligible" distributions do not include (i) minimum distributions required under section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals. If you participate in a GIFL 401(k) Retirement Plan as the surviving spouse of a participant, you may be able to make a rollover contribution on a tax-deferred basis to a Contract issued as a traditional IRA.





Distributions from a Traditional IRA


In general, unless you have rolled over non-deductible contributions from your GIFL 401(k) Account Value or any other qualified plan, all amounts paid out from a Contract issued as a traditional IRA (in the form of an annuity, a single sum, death proceeds or partial withdrawal) are taxable to the payee as ordinary income. TAXABLE DISTRIBUTIONS BEFORE AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% PENALTY TAX. Please read "Penalty Tax on Premature Distributions," below.



If you have rolled over any non-deductible contributions to a Contract issued as a traditional IRA contract, all or part of any withdrawal or surrender distribution, single sum, death proceeds or annuity payment, may be excluded from taxable income when distributed.






Treasury Department regulations prescribe Required Minimum Distribution ("RMD") rules governing the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death proceeds to beneficiaries or the period of time over which a Beneficiary may extend payment of the death proceeds under the Contract. In addition, the presence of the guaranteed minimum withdrawal benefit may affect the amount of the RMD that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. Annuity payments or other distributions of minimum amounts (as specified in the tax law) to the Owner of an IRA must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age, the value of the Contract, taking into account both the account balance and the actuarial present value of other benefits provided under the Contract, and the value of all other traditional IRAs owned by the taxpayer.



Distributions made after the Owner's death also must comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death proceeds to your designated beneficiaries or if your Beneficiary wishes to extend payment of the Contract death proceeds over a period of time, please consult your own qualified tax advisor.



You may make a "tax-deferred rollover" from a Contract issued as a traditional IRA to another traditional IRA, in which case minimum distribution requirements and taxes apply to amounts withdrawn from the other traditional IRA. You may rollover a Contract issued as a traditional IRA to a Roth IRA by surrendering the Contract and purchasing a Roth IRA. If you do, you may be subject to federal income taxes, including withholding taxes. Please read "Conversion or Rollover to a Roth IRA," below, for more information.


ROTH IRAS


Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant ways with respect to the taxation of contributions and distributions.


Contributions to a Roth IRA


As with a traditional IRA, "eligible" distributions from certain types of qualified retirement plans, such as a GIFL 401(k) Retirement Plan, may be directly rolled over into a Roth IRA by former participants in the Plan. For these purposes, "eligible" distributions include lump sum amounts payable from the Plan upon termination of employment, termination of the Plan, disability or retirement. "Eligible" distributions do not include (i) minimum distributions required under section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals. If you participate in a GIFL 401(k) Retirement Plan as the surviving spouse of a participant, you may be able to make a rollover contribution to a Contract issued as a Roth IRA.

FEDERAL INCOME TAX WILL APPLY TO DIRECT ROLLOVERS FROM "NON-ROTH" GIFL 401(K) RETIREMENT PLANS TO CONTRACTS ISSUED AS ROTH IRAS. Please read "Conversion or Rollover to a Roth IRA," below, for more information. Under current rules, direct rollovers from "Roth" GIFL 401(k) Retirement Plans, or from Roth accounts in certain other Qualified Plans, to Contracts issued as Roth IRAs generally are not subject to federal income tax. A rollover from a Contract issued as a Roth IRA to another Roth IRA is not subject to income tax.


Distributions from a Roth IRA


Unlike a traditional IRA, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. Distributions must, however, begin after the Owner's death. Distributions after the Owner's death must comply with the minimum distribution requirements described above for traditional IRAs. Different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death proceeds to your designated beneficiaries or if your Beneficiary wishes to extend payment of the Contract death proceeds over a period of time, please consult your own qualified tax advisor.


Qualified distributions from a Roth IRA are excluded from income. A qualified distribution for these purposes is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or


     -    a qualified first-time homebuyer distribution within the meaning of section 72(t) (2) (F) of the Code.



THE FIVE YEAR PERIOD REQUIRED TO QUALIFY A DISTRIBUTION AS TAX-FREE UNDER A ROTH IRA MAY DIFFER FROM THE FIVE YEAR HOLDING PERIOD REQUIRED UNDER THE GIFL FEATURE IN THE CONTRACT. This is because the five year qualification period for tax purposes begins only with a contribution to a Roth IRA. Contributions to a Roth account in some other form of Qualified Plan, such as the "Roth" GIFL 401(k) Retirement Plan, do not count toward satisfying the five year requirement for qualified distributions from a Roth IRA.



EXAMPLE: Suppose you made on-going contributions to a "Roth" GIFL 401(k) Retirement Plan for three years and then make a rollover purchase of a Roth IRA Contract when you are 57. We will require you to fulfill another two years before you qualify for a Single Life Lifetime Income Amount. If you limit your annual withdrawals to the Lifetime Income Amount, we will guarantee the amount for as long as you live. During the 5-year qualification period for the Roth IRA, you will be subject to tax, however, on the withdrawals which exceed the portion of your rollover contribution that consisted of your non-deductible contributions to the "Roth" GIFL 401(k) Retirement Plan.



TAXABLE DISTRIBUTIONS BEFORE AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% PENALTY TAX. Please read "Penalty Tax on Premature Distributions," below.


The state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.


CONVERSION OR ROLLOVER TO A ROTH IRA



You can roll over distributions that you receive from a "non Roth" GIFL 401(k) Retirement Plan, or from another retirement plan described in section 401(a), 403(a) or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code, to a Roth IRA Contract. You can also convert a traditional IRA to a Roth IRA. The Roth IRA annual contribution limit does not apply to rollover or conversion amounts.



You must, however, pay tax on any portion of the conversion or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. Please note that if you convert a traditional IRA to a Roth IRA, the amount deemed to be the conversion amount for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar valuation rule applies to direct rollovers of distributions from a "Roth" GIFL 401(k) Retirement Plan to a Contract issued as a Roth IRA or from a Contract issued as a Roth IRA to another Roth IRA.



If you direct the sponsor or administrator of your GIFL 401(k) Retirement Plan, or another qualified plan permitted to be rolled over into the Contract, to transfer a rollover amount from your "non Roth" qualified plan to us to purchase a Roth IRA Contract, there is no mandatory tax withholding that applies to the rollover amount. A direct rollover is not subject to mandatory tax withholding, even if the distribution is includible in gross income.

If you convert a Contract issued as a traditional IRA to a Roth IRA, you may instruct us not to withhold any of the conversion for taxes and remittance to the IRS. If you do instruct us to withhold for taxes when converting a Contract issued as a traditional IRA to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal and a reduction in the Lifetime Income Amount we guarantee under your Contract. Please read "Guaranteed Income for Life Provisions" in "V. Description of the Contract" for more information about the impact of withdrawals.



The amount converted to a Roth IRA would ordinarily be included in gross income for the year in which the conversion occurs. In order to maximize the benefit of the conversion, you may wish to consider using resources other than your retirement plan assets to pay taxes on any such conversion. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.


PENALTY TAX ON PREMATURE DISTRIBUTIONS


There is also a 10% penalty tax on the taxable amount of any payment from the Contract. The penalty tax does not apply to a payment:


     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 or the passage of five years after the date of the first payment, such modification may cause retroactive imposition of the penalty plus interest on it.

The penalty tax does not apply to certain distributions which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from your Contract for these purposes, you should consult your own qualified tax advisor.


CONTRACTS ISSUED IN PUERTO RICO



The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer the Contract in Puerto Rico, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.


SEE YOUR OWN TAX ADVISOR


The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax advisor.

                              VIII. General Matters

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.


John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Variable Insurance Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.


JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA").

We offer the Contracts for sale through broker-dealers (firms) that have entered into selling agreements with JH Distributors and us. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors' and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying Portfolio's or fund-of-funds' (but not both) distribution plan ("12b-1 fees"), the fees and charges imposed under the Contract, and other sources.

The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the Contract; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 3.00% of Purchase Payments. In addition, JH Distributors may pay ongoing compensation at an annual rate of up to 0.50% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation.

The individual representative who sells you a Contract (your "financial consultant") typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.


We may provide, either from the 12b-1 distribution fees received from the portfolios underlying the Contracts or out of our own resources, rollover compensation to the broker-dealer of record for a pension, profit-sharing or other plan qualified under section 401(a) or described in section 457(b) of the Internal Revenue Code of 1986 funded by certain group annuity contracts issued by John Hancock insurance companies, when a plan participant terminates from the qualified plan and rolls over plan assets into a Contract and JH Distributors is the broker-dealer of record on that Contract. Such rollover compensation is not expected to exceed 0.50% of the average daily net asset value of such Contracts.


We may pay the qualified plan's third party administrator a $25 fee per participant rollover from such plan to the Contract for facilitating the transaction.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us to their registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer or one product over another product.

You should contact your financial consultant for more information on compensation arrangements in connection with the sale and purchase of your Contract.

TRANSACTION CONFIRMATIONS



We will send you confirmation statements for certain transactions in your Variable Investment Options. You should carefully review these transaction confirmations to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, we will deem you to have ratified the transaction. We encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on the first page of this Prospectus for more information on electronic transactions.


REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, or other obligations.

STATEMENTS OF ADDITIONAL INFORMATION

Our Statements of Additional Information provide additional information about the Contract and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents

General Information and History...........................................     1
Services..................................................................     1
   Independent Registered Public Accounting Firm..........................     1
   Servicing Agent........................................................     1
   Principal Underwriter..................................................     1
   Compensation...........................................................     1
State Variations Regarding Recognition of Same-Sex Couples................     2
Legal and Regulatory Matters..............................................     3
Appendix A: Audited Financial Statements..................................   A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents


General Information and History...........................................     1
Services..................................................................     1
   Independent Registered Public Accounting Firm..........................     1
   Servicing Agent........................................................     1
   Principal Underwriter..................................................     1
   Compensation ..........................................................     2
State Variations Regarding Recognition of Same-Sex Couples................     2
Legal and Regulatory Matters..............................................     3
Appendix A: Audited Financial Statements..................................   A-1


Financial Statements


The Statements of Additional Information also contain the Company's financial statements for the years ended December 31, 2010 and 2009, and its Separate Account financial statements for the year ended December 31, 2010 (the "Financial Statements"). Our Financial Statements provide information on our financial strength for the year ended 2010, including information on our general account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company's general account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.

                 Appendix A: Guaranteed Income for Life Examples

EXAMPLES OF THE SINGLE LIFE LIFETIME INCOME AMOUNT GUARANTEE - 5% OF BENEFIT
BASE

The following examples provide hypothetical illustrations of the benefits provided under Contracts with a Single Life Lifetime Income Amount guarantee. These illustrations show the impact of (a) immediate withdrawal of the Lifetime Income Amount; (b) Additional Purchase Payments; (c) Step-Ups; and (d) Excess Withdrawals. The examples do not reflect Contract fees and charges, portfolio expenses, or taxes. In each example, we assume the Lifetime Income Amount is 5% of the Benefit Base. The illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLE 1A. THIS EXAMPLE ILLUSTRATES IMMEDIATE WITHDRAWAL OF THE LIFETIME INCOME AMOUNT. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you, the Annuitant, are age 59 1/2 at the time, no Additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken each year, and there are no Step-Ups.

                                                          BENEFIT BASE
                PURCHASE   LIFETIME INCOME   WITHDRAWAL    ON CONTRACT
CONTRACT YEAR   PAYMENTS       AMOUNT           TAKEN      ANNIVERSARY
-------------   --------   ---------------   ----------   ------------
At issue        $100,000        $5,000(1)          --       $100,000(1)
1                      0         5,000         $5,000        100,000
2                      0         5,000          5,000        100,000
3                      0         5,000          5,000        100,000
4                      0         5,000          5,000        100,000
5                      0         5,000          5,000        100,000
6                      0         5,000          5,000        100,000
7                      0         5,000          5,000        100,000
8                      0         5,000          5,000        100,000
9                      0         5,000          5,000        100,000
10                     0         5,000          5,000        100,000
For life of
   Annuitant           0         5,000          5,000        100,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The initial Lifetime Income Amount is equal to 5% of the initial Benefit Base (.05 x $100,000 = $5,000).

EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract, the Annuitant's age is 60 at the time, you make an Additional Purchase Payment of $10,000 during Contract Year 1, and an Additional Purchase Payment of $10,000 in Contract Year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-Up.

                              BENEFIT BASE     LIFETIME INCOME                BENEFIT BASE     LIFETIME INCOME
                PURCHASE     AFTER PURCHASE     AMOUNT AFTER     WITHDRAWAL    ON CONTRACT   AMOUNT ON CONTRACT
CONTRACT YEAR   PAYMENTS         PAYMENT      PURCHASE PAYMENT      TAKEN      ANNIVERSARY       ANNIVERSARY
-------------   --------     --------------   ----------------   ----------   ------------   ------------------
At issue        $100,000        $100,000           $5,000                       $100,000           $5,000
1                 10,000(1)      110,000(1)         5,500(1)       $5,500        110,000            5,500
2                 10,000(2)      114,500(2)         5,725(2)        5,725        114,500            5,725

(1) In this example, there is an Additional Purchase Payment during the first Contract Year following purchase of the Contract. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $110,000 = $5,500).

(2) In the second year following purchase of the Contract, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $5,500) = $114,500). The
     Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x $114,500 = $5,725).

EXAMPLE 1C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you, the Annuitant, are age
59 1/2 at the time, no Additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4 following purchase of the Contract. The Benefit Base Steps-up at the end of Contract Years 1, 2 and 3 following purchase of the Contract.

                                        HYPOTHETICAL CONTRACT
                                          VALUE ON CONTRACT
                LIFETIME                 ANNIVERSARY PRIOR TO   BENEFIT BASE
                 INCOME    WITHDRAWAL   GUARANTEED INCOME FOR    ON CONTRACT
CONTRACT YEAR    AMOUNT       TAKEN            LIFE FEE          ANNIVERSARY
-------------   --------   ----------   ---------------------   ------------
At Contract
   issue        $5,000           --                   --          $100,000
1                5,000       $5,000             $102,000           102,000(1)
2                5,100(1)     5,100(1)           103,460           103,460
3                5,173        5,173              104,911           104,911
4                5,246        5,246               93,865(2)        104,911(2)
5                5,246        5,246               83,378           104,911

(1) At the end of Contract Year 1 following purchase of the Contract, the Contract Value in this example, $102,000, is greater than the Benefit Base of $100,000. The Benefit Base will Step-Up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $102,000 = $5,100).

(2) At the end of Contract Year 4 following purchase of the Contract the Contract Value in this example, $93,865, is less than the Benefit Base of $104,911. The Benefit Base will remain at $104,911.

EXAMPLE 1D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Transferred Benefit Base, IRA Rollover amount and withdrawals as example 1b, but with a withdrawal of $10,000 at the end of year 4 following purchase of the Contract.

                                                          HYPOTHETICAL CONTRACT
                             HYPOTHETICAL                   VALUE ON CONTRACT
                LIFETIME    CONTRACT VALUE                 ANNIVERSARY PRIOR TO   BENEFIT BASE
                 INCOME        PRIOR TO      WITHDRAWAL   GUARANTEED INCOME FOR    ON CONTRACT
CONTRACT YEAR    AMOUNT       WITHDRAWAL        TAKEN            LIFE FEE          ANNIVERSARY
-------------   --------    --------------   ----------   ---------------------   ------------
At Contract
   issue         $5,000              --             --                 --           $ 100,000
1                 5,000        $107,000        $ 5,000           $102,000             102,000
2                 5,100         108,560          5,100            103,460             103,460
3                 5,173         110,084          5,173            104,911             104,911
4                 5,246          99,111         10,000             89,111              94,326(1)
5                 4,716(1)       84,102          4,716             79,386              94,326

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,246. The Benefit Base will be reduced in the same proportion as the Contract Value is reduced by the withdrawal ($104,911 - $104,911 x $10,000 /$99,111 =
     $104,911 - $10,585 = $94,326). The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $94,326 = $4,716).

EXAMPLES OF THE SPOUSAL GUARANTEED INCOME FOR LIFE FEATURE

The following examples provide hypothetical illustrations of the benefits provided under the Spousal Lifetime Income Amount guarantee. These illustrations show the impact of (a) immediate withdrawal of the Lifetime Income Amount; (b) Additional Purchase Payments; (c) Step-Ups; and (d) Excess Withdrawals. The examples do not reflect Contract fees and charges, portfolio expenses, or taxes. In each example, we assume the Lifetime Income Amount is 4.5% of the Benefit Base. The illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES IMMEDIATE WITHDRAWAL OF THE LIFETIME INCOME AMOUNT. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you (the Annuitant) and your spouse (the co-Annuitant) are both age 59 1/2 at the time, no Additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken each year, and there are no Step-Ups.

                                 LIFETIME                  BENEFIT BASE
                      PURCHASE    INCOME      WITHDRAWAL    ON CONTRACT
CONTRACT YEAR         PAYMENTS    AMOUNT         TAKEN      ANNIVERSARY
-------------------   --------   --------     ----------   ------------
At issue              $100,000     $4,500(1)        --       $100,000(1)
1                            0      4,500       $4,500        100,000
2                            0      4,500        4,500        100,000
3                            0      4,500        4,500        100,000
4                            0      4,500        4,500        100,000
5                            0      4,500        4,500        100,000
6                            0      4,500        4,500        100,000
7                            0      4,500        4,500        100,000
8                            0      4,500        4,500        100,000
9                            0      4,500        4,500        100,000
10                           0      4,500        4,500        100,000
For the joint life
   of the Annuitant
   and co-Annuitant          0      4,500        4,500        100,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The initial Lifetime Income Amount is equal to 4.5% of the initial Benefit Base (.045 x $100,000 = $4,500).

EXAMPLE 2B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you (the Annuitant) and your spouse (the co-Annuitant) are each over age 60 at the time, you make an Additional Purchase Payment of $10,000 during Contract Year 1 and an Additional Purchase Payment of $10,000 in Contract Year 2 and you take withdrawals at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-Up.

                              BENEFIT BASE     LIFETIME INCOME                BENEFIT BASE    LIFETIME INCOME
                PURCHASE     AFTER PURCHASE     AMOUNT AFTER     WITHDRAWAL    ON CONTRACT   AMOUNT ON CONTRACT
CONTRACT YEAR   PAYMENTS         PAYMENT      PURCHASE PAYMENT      TAKEN      ANNIVERSARY       ANNIVERSARY
-------------   --------     --------------   ----------------   ----------   ------------   ------------------
At issue              --        $100,000           $4,500                       $100,000           $4,500
1                $10,000(1)      110,000(1)         4,950(1)       $4,950        110,000            4,950
2                 10,000(2)      115,050(2)         5,177(2)        5,177        115,050            5,177

(1) In this example, there is an Additional Purchase Payment during the first Contract Year following purchase of the Contract. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 4.50% of the Benefit Base immediately after the Purchase Payment (.0450 x $110,000 = $4,950).

(2) In the second year following purchase of the Contract, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 + ($10,000 - $4,950) = $115,050). The
     Lifetime Income Amount is calculated as 4.50% of the Benefit Base immediately after the Purchase Payment (.0450 x $115,050 = $5,177).

EXAMPLE 2C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS. Assume the Transferred Benefit Base and IRA Rollover amount are each $100,000 when you purchase the Contract and you have five full years of service associated with the Transferred Benefit Base. Also assume that you (the Annuitant) and your spouse (the co-Annuitant) are each over age 59 1/2 at the time, you make no Additional Purchase Payments and you take withdrawals equal to the Lifetime Income Amount in Contract Years 1, 2, 3 and 4 following purchase of the Contract. Also assume that the Contract Value is greater than the Benefit Base so the Benefit Base Steps-up at the end of Contract Years 1, 2 and 3 following purchase of the Contract.

                                         HYPOTHETICAL CONTRACT
                                           VALUE ON CONTRACT
                LIFETIME                  ANNIVERSARY PRIOR TO   BENEFIT BASE
                 INCOME     WITHDRAWAL   GUARANTEED INCOME FOR    ON CONTRACT
CONTRACT YEAR    AMOUNT        TAKEN            LIFE FEE          ANNIVERSARY
-------------   --------    ----------   ---------------------   ------------
At issue         $4,500           --                  --           $100,000
1                 4,500       $4,500            $102,500            102,500(1)
2                 4,613(1)     4,613(1)          104,483            104,483
3                 4,702        4,702             106,474            106,474
4                 4,791        4,791              95,800(2)         106,474(2)
5                 4,791        4,791              85,663            106,474

(1) At the end of Contract Year 1 following purchase of the Contract, the Contract Value in this example, $102,500, is greater than the Benefit Base of $100,000. The Benefit Base will Step-Up to equal the Contract Value of $102,500. The Lifetime Income Amount will equal 4.50% of the new Benefit Base (.045 x $102,500 = $4,613).

(2) At the end of Contract Year 4 following purchase of the Contract, the Contract Value in this example, $95,800, is less than the Benefit Base of $106,474. The Benefit Base will remain at $106,474.

EXAMPLE 2D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Transferred Benefit Base, IRA Rollover amount, and withdrawals and Step-Ups for Contract Years 1-3 as example 2b, but with a different withdrawal amount ($10,000) at the end of year 4 following purchase of the Contract.

                                    HYPOTHETICAL
                                   CONTRACT VALUE                HYPOTHETICAL CONTRACT
                                     ON CONTRACT                   VALUE ON CONTRACT
                 LIFETIME INCOME     ANNIVERSARY                  ANNIVERSARY PRIOR TO   BENEFIT BASE
                  AMOUNT AFTER        PRIOR TO      WITHDRAWAL   GUARANTEED INCOME FOR   ON CONTRACT
CONTRACT YEAR   PURCHASE PAYMENT     WITHDRAWAL        TAKEN            LIFE FEE          ANNIVERSARY
-------------   ----------------   --------------   ----------   ---------------------   ------------
At issue             $4,500                 --             --                 --           $100,000
1                     4,500           $107,000        $ 4,500           $102,500            102,500
2                     4,613            109,096          4,613            104,483            104,483
3                     4,702            111,176          4,702            106,474            106,474
4                     4,791            100,591         10,000             90,591             95,889(1)
5                     4,315(1)          85,500          4,315             81,185             95,889

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $4,791. The Benefit Base will be reduced in the same proportion as the Contract Value is reduced by the withdrawal ($106,474 - $106,474 x $10,000 /$100,591 =
     $106,474 - $10,585 = $95,889). The Lifetime Income Amount will equal 4.55% of the new Benefit Base (.045 x $95,889 = $4,315).

\

                 Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see "III. Fee Tables" for additional information on these charges).

GIFL Rollover Variable Annuity

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                            ACCUMULATION UNIT VALUES

                         GIFL ROLLOVER VARIABLE ANNUITY


                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                           ENDED     ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                         12/31/10   12/31/09   12/31/08   12/31/07   12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                         --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
CORE FUNDAMENTAL HOLDINGS TRUST - SERIES II SHARES (units first credited 3-08-2010)
GIFL Contracts with no Optional Benefits
  Value at Start of Year   12.500         --         --         --         --         --         --         --         --         --
    Value at End of Year       --         --         --         --         --         --         --         --         --         --
            No. of Units       --         --         --         --         --         --         --         --         --         --
CORE GLOBAL DIVERSIFICATION TRUST - SERIES II SHARES (units first credited 3-08-2010)
GIFL Contracts with no Optional Benefits
  Value at Start of Year   12.500         --         --         --         --         --         --         --         --         --
    Value at End of Year       --         --         --         --         --         --         --         --         --         --
            No. of Units       --         --         --         --         --         --         --         --         --         --
CORE DIVERSIFIED GROWTH & INCOME TRUST (FORMERLY AMERICAN DIVERSIFIED GROWTH & INCOME TRUST) - SERIES II SHARES
(units first credited 12-15-2008)
GIFL Contracts with no Optional Benefits
  Value at Start of Year   17.190     13.283     12.500         --         --         --         --         --         --         --
    Value at End of Year       --     17.190     13.283         --         --         --         --         --         --         --
            No. of Units       --         --         --         --         --         --         --         --         --         --
FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST - SERIES II SHARES (units first credited 12-15-2008)
GIFL Contracts with no Optional Benefits
  Value at Start of Year   17.260     13.209     12.500         --         --         --         --         --         --         --
    Value at End of Year       --     17.260     13.209         --         --         --         --         --         --         --
            No. of Units       --         --         --         --         --         --         --         --         --         --
LIFESTYLE BALANCED TRUST - SERIES II SHARES (units first credited 8-18-2008)
GIFL Contracts with no Optional Benefits
  Value at Start of Year   11.299      8.690     12.500         --         --         --         --         --         --         --
    Value at End of Year   12.553     11.299      8.690         --         --         --         --         --         --         --
            No. of Units   14,828     14,551      1,644         --         --         --         --         --         --         --
LIFESTYLE CONSERVATIVE TRUST - SERIES II SHARES (units first credited 8-18-2008)
GIFL Contracts with no Optional Benefits
  Value at Start of Year   12.602     10.413     12.500         --         --         --         --         --         --         --
    Value at End of Year   13.671     12.602     10.413         --         --         --         --         --         --         --
            No. of Units   16,643     26,702         --         --         --         --         --         --         --         --
LIFESTYLE GROWTH TRUST - SERIES II SHARES (units first credited 8-18-2008)
GIFL Contracts with no Optional Benefits
  Value at Start of Year   10.784      8.140     12.500         --         --         --         --         --         --         --
    Value at End of Year   12.126     10.784      8.140         --         --         --         --         --         --         --
            No. of Units   58,571     36,260      6,528         --         --         --         --         --         --         --
LIFESTYLE MODERATE TRUST - SERIES II SHARES (units first credited 8-18-2008)
GIFL Contracts with no Optional Benefits
  Value at Start of Year   12.001      9.493     12.500         --         --         --         --         --         --         --
    Value at End of Year   13.202     12.001      9.493         --         --         --         --         --         --         --
            No. of Units   14,201      1,973         --         --         --         --         --         --         --         --
MONEY MARKET TRUST - SERIES II SHARES (units first credited 8-18-2008) GIFL
Contracts with no Optional Benefits
  Value at Start of Year   12.531     12.565     12.500         --         --         --         --         --         --         --
    Value at End of Year       --     12.531     12.565         --         --         --         --         --         --         --
            No. of Units       --         --         --         --         --         --         --         --         --         --
ULTRA SHORT TERM BOND TRUST - SERIES II SHARES (units first credited 8-02-2010)
GIFL Contracts with no Optional Benefits
  Value at Start of Year   12.500         --         --         --         --         --         --         --         --         --
    Value at End of Year       --         --         --         --         --         --         --         --         --         --
            No. of Units       --         --         --         --         --         --         --         --         --         --

(JOHN HANCOCK(R) LOGO)
the future is yours(R)



                   To obtain a GIFL Rollover Variable Annuity
               Account Statement of Additional Information ("SAI")



                              Send this request to:



 FOR CONTRACTS ISSUED IN A STATE/JURISDICTION OTHER THAN THE STATE OF NEW YORK:
                                GIFL Rollover SAI
                      John Hancock Annuities Service Center
                              Post Office Box 9505
                            Portsmouth, NH 03802-9505



                 FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK:
                              GIFL Rollover NY SAI
                      John Hancock Annuities Service Center
                              Post Office Box 9506
                            Portsmouth, NH 03802-9506



                                                 CUT ALONG DOTTED LINE (GRAPHIC)
--------------------------------------------------------------------------------



Please send me a GIFL ROLLOVER VARIABLE ANNUITY Statement of Additional Information dated May 2, 2011, for



     [ ] Contracts issued in a state/jurisdiction other than the State of New York (Separate Account H).



     [ ]  Contracts issued in the State of New York (Separate Account A).



Please check one box. If no box is checked, we will mail the Statement of Additional Information applicable to Contracts with the address of record written below. If no Contracts are listed with the address of record written below, we may be unable to fulfill the request.



Name ___________________________________________________________________________



Address ________________________________________________________________________



City ____________________________   State _______________   Zip ________________

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                               dated May 2, 2011


                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                       Statement of Additional Information
       John Hancock Life Insurance Company of New York Separate Account A

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment individual deferred variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK in New York as follows:


      PROSPECTUS ISSUED BY JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
           ( to be read with this Statement of Additional Information)
                         GIFL Rollover Variable Annuity
                    GIFL Select IRA Rollover Variable Annuity


You may obtain a copy of the Prospectus listed above by contacting us at the following addresses:


                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                      JOHN HANCOCK ANNUITIES SERVICE CENTER



FOR APPLICATIONS ONLY:         MAILING ADDRESS
380 Stuart Street, 5th Floor   PO Box 111
Boston, MA  02116              Boston, MA  02117-0111
FOR ALL OTHER TRANSACTIONS:    MAILING ADDRESS
164 Corporate Drive            Post Office Box 9506
Portsmouth, NH 03801-6815      Portsmouth, NH 03802-9506
(877) 391-3748 or              www.jhannuitiesnewyork.com
(800) 551-2078



GIFL Series JHNY SEP ACCT A SAI 05/11

                                Table of Contents


GENERAL INFORMATION AND HISTORY ..........................................     1
ACCUMULATION UNIT VALUE TABLES ...........................................     1
SERVICES .................................................................     1
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .........................     1
   SERVICING AGENT .......................................................     1
   PRINCIPAL UNDERWRITER .................................................     1
      Compensation .......................................................     2
STATE VARIATIONS REGARDING RECOGNITION OF SAME-SEX COUPLES ...............     2
LEGAL AND REGULATORY MATTERS .............................................     3
APPENDIX A: AUDITED FINANCIAL STATEMENTS .................................   A-1

                         General Information and History

John Hancock Life Insurance Company of New York Separate Account A (the "Separate Account") (formerly, The Manufacturers Life Insurance Company of New York Separate Account A) is a separate investment account of John Hancock Life Insurance Company of New York ("we" or "us"), a stock life insurance company organized under the laws of New York in 1992. The principal office of John Hancock Life Insurance Company of New York ("John Hancock New York") is located at 100 Summit Lake Drive, Valhalla, New York 10595. It also has an Annuities Service Center located at 601 Congress Street, Boston, Massachusetts 02210. John Hancock New York is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") (formerly, The Manufacturers Life Insurance Company of New York), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of John Hancock USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

John Hancock New York established the Separate Account on March 4, 1992 as a separate account under the laws of New York.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         Accumulation Unit Value Tables


The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.


                                    Services

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of John Hancock Life Insurance Company of New York at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and the financial statements of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2010, and for each of the two years in the period ended December 31, 2010, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

     - daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

     -    semimonthly commission statements;

     -    monthly summaries of agent production and daily transaction reports;

     -    semiannual statements for Contract Owners; and

     -    annual Contract Owner tax reports.

We pay CSC FSG approximately $7.80 per Contract per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


John Hancock Distributors, LLC ("JH Distributors"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the Contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2010, 2009, and 2008 were $369,132,052, $421,625,749, and $597,650,909, respectively.

Compensation


The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement and the specific Contract(s) distributed by the firm, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts is not expected to exceed the standard compensation amounts referenced in the Prospectus for the applicable Contract. The amount and timing of this compensation may differ among firms.


The registered representative through whom your Contract is sold will be compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract Owners, but we expect to recoup it through the fees and charges imposed under the Contract.

You are encouraged to review the prospectus for each Portfolio for any other compensation arrangements pertaining to the distribution of Portfolio shares.

           State Variations Regarding Recognition of Same-Sex Couples

The federal Defense of Marriage Act ("DOMA") does not recognize civil unions or same-sex marriage. Therefore, the federal tax treatment available to spouses who fall within the definition of DOMA may not be available to civil union or same-sex marriage partners. However, the following table identifies the states that may, pursuant to state law, extend to civil union and same-sex marriage partners the same benefits (other than federal tax benefits) that are granted to spouses who fall within the definition of DOMA:


        STATE                  TYPE OF JURISDICTION                                   RELATED RULE
--------------------   -----------------------------------   --------------------------------------------------------------
     California               Domestic Partnership
      Colorado          Designated Beneficiary Agreements    May recognize spouses of civil unions from other jurisdictions
    Connecticut                 Same-Sex Marriage
District of Columbia          Domestic Partnership
       Hawaii          Reciprocal Beneficiary Relationship
      Illinois                     Civil Union
        Iowa                    Same-Sex Marriage
       Maine                  Domestic Partnerships
      Maryland                Domestic Partnership           Also recognizes spouses of same-sex marriages who were married in another jurisdiction
   Massachusetts                Same-Sex Marriage
       Nevada                 Domestic Partnership
   New Hampshire                Same-Sex Marriage
     New Jersey                   Civil Union,               Also recognizes spouses of civil unions who were married in
                              Domestic Partnership           another jurisdiction
      New York                         --                    Recognizes spouses of civil unions and same-sex marriages who were married in another jurisdiction
       Oregon                 Domestic Partnership
    Rhode Island              Domestic Partnership           Recognizes spouses of civil unions and same-sex marriages who were married in another jurisdiction
      Vermont                   Same-Sex Marriage
     Washington               Domestic Partnership
     Wisconsin                Domestic Partnerships

The table above is current only as of the date of this Statement of Additional Information. Please consult with your own qualified tax advisor for information on: (1) how federal tax rules may affect Contracts where civil union or same-sex marriage partners either singularly or jointly own the Contract, or are designated Annuitant(s), Beneficiary(ies) and/or Covered Person(s); and (2) your state's regulations regarding civil unions and same-sex marriages.


                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

     -    the Separate Account; or

     - the ability of the principal underwriter to perform its contract with the Separate Account; or

     - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

On June 25, 2007, John Hancock Investment Management Services, LLC (the "Adviser") and John Hancock Distributors LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

                    APPENDIX A: Audited Financial Statements

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York
For the Years Ended December 31, 2010, 2009 and 2008

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                      INDEX TO AUDITED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm ..................   F-1
Audited Financial Statements:
   Balance Sheets-
   As of December 31, 2010 and 2009 ......................................   F-2
   Statements of Operations-
   For the Years Ended December 31, 2010, 2009, and 2008 .................   F-4
   Statements of Changes in Shareholder's Equity and Comprehensive Income-
   For the Years Ended December 31, 2010, 2009, and 2008 .................   F-5
   Statements of Cash Flows-
   For the Years Ended December 31, 2010, 2009, and 2008 .................   F-6
   Notes to Financial Statements .........................................   F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
John Hancock Life Insurance Company of New York

We have audited the accompanying balance sheets of John Hancock Life Insurance Company of New York (the Company) as of December 31, 2010 and 2009, and the related statements of operations, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Life Insurance Company of New York at December 31, 2010 and 2009 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed their method of accounting and reporting for other-than-temporary impairments on debt securities.


                                                /s/ Ernst & Young, LLP

Boston, Massachusetts
March 30, 2011

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                 BALANCE SHEETS

                                                                           DECEMBER 31,
                                                                         ----------------
                                                                           2010     2009
                                                                         -------   ------
                                                                           (IN MILLIONS)
ASSETS
   Investments
   Fixed maturities:
      Available-for-sale--at fair value
      (amortized cost: 2010--$7,594, 2009--$1,221) ...................   $ 7,813   $1,235
      Held-for-trading--at fair value
      (cost: 2010--$393, 2009--$0) ...................................       410       --
   Investment in unconsolidated affiliate ............................         1        1
   Mortgage loans on real estate .....................................       806       --
   Investment real estate and agriculture ............................        85       --
   Policy loans ......................................................       112       55
   Short-term investments ............................................        67      107
                                                                         -------   ------
      Total Investments ..............................................     9,294    1,398
   Cash and cash equivalents .........................................       445      669
   Accrued investment income .........................................       121       28
   Value of business acquired ........................................        42       --
   Deferred policy acquisition costs and deferred sales inducements ..       595      588
   Amounts due from affiliates .......................................       368        6
   Reinsurance recoverable ...........................................       253      108
   Derivative asset ..................................................        24       --
   Deferred income tax asset .........................................         5       --
   Other assets ......................................................        43       25
   Separate account assets ...........................................     7,351    6,648
                                                                         -------   ------
      TOTAL ASSETS ...................................................   $18,541   $9,470
                                                                         =======   ======

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                                   DECEMBER 31,
                                                                 ----------------
                                                                   2010     2009
                                                                 -------   ------
                                                                   (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
   Future policy benefits ....................................   $ 5,737   $  981
   Policyholders' funds ......................................       741       77
   Unearned revenue ..........................................        54       41
   Unpaid claims and claim expense reserves ..................        21       18
   Policyholder dividends payable ............................         2       --
   Amounts due to affiliates .................................     2,556       56
   Current income tax payable ................................       105       86
   Deferred income tax liability .............................        --      100
   Derivative liability ......................................       134       --
   Deferred gains ............................................       120       --
   Other liabilities .........................................       106       51
   Separate account liabilities ..............................     7,351    6,648
                                                                 -------   ------
      Total Liabilities ......................................    16,927    8,058
COMMITMENTS AND LEGAL PROCEEDINGS (NOTE 8)
SHAREHOLDER'S EQUITY
   Common stock ($1.00 par value; 3,000,000 shares authorized;
      2,000,003 shares issued and outstanding at December 31,
      2010 and 2009, respectively) ...........................         2        2
   Additional paid-in capital ................................       895      895
   Retained earnings .........................................       591      510
   Accumulated other comprehensive income ....................       126        5
                                                                 -------   ------
      Total Shareholder's Equity .............................     1,614    1,412
                                                                 -------   ------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY .............   $18,541   $9,470
                                                                 =======   ======

The accompanying notes are an integral part of these financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                            STATEMENTS OF OPERATIONS

                                                                       YEARS ENDED DECEMBER 31,
                                                                       ------------------------
                                                                          2010    2009   2008
                                                                         ------   ----   ----
                                                                             (IN MILLIONS)
REVENUES
   Premiums ........................................................     $1,199   $ 27   $ 18
   Fee income ......................................................        281    198    162
   Net investment income ...........................................        462    173    174
   Net realized investment and other (losses) gains ................       (187)     1     10
                                                                         ------   ----   ----
      Total revenues ...............................................      1,755    399    364
BENEFITS AND EXPENSES
   Benefits to policyholders .......................................      1,400    (94)   366
   Policyholder dividends ..........................................          8     --     --
   Amortization of deferred policy acquisition costs, deferred sales
      inducements, and value of business acquired ..................         68    114    (35)
   Other operating costs and expenses ..............................        200     62     54
                                                                         ------   ----   ----
      Total benefits and expenses ..................................      1,676     82    385
                                                                         ------   ----   ----
Income (loss) before income taxes ..................................         79    317    (21)
Income tax (benefit) expense .......................................       (102)   108    (11)
                                                                         ------   ----   ----
Net income (loss) ..................................................     $  181   $209   $(10)
                                                                         ======   ====   ====

The accompanying notes are an integral part of these financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                     STATEMENTS OF CHANGES IN SHAREHOLDER'S
                         EQUITY AND COMPREHENSIVE INCOME

                                                          ADDITIONAL              ACCUMULATED OTHER       TOTAL
                                                CAPITAL     PAID-IN    RETAINED     COMPREHENSIVE     SHAREHOLDER'S     OUTSTANDING
                                                 STOCK      CAPITAL    EARNINGS         INCOME           EQUITY           SHARES
                                                -------   ----------   --------   -----------------   -------------   --------------
                                                            (IN MILLIONS, EXCEPT FOR OUTSTANDING SHARES)              (IN THOUSANDS)
BALANCE AT JANUARY 1, 2008 ..................      $2        $113       $ 309            $ 11             $  435           2,000
Comprehensive income:
   Net loss .................................                             (10)                               (10)
      Other comprehensive income, net of tax:
         Net unrealized investment gains ....                                              16                 16
                                                                                                          ------
Comprehensive income ........................                                                                  6
Capital contribution from Parent ............                 300                                            300
                                                  ---        ----       -----            ----             ------           -----
BALANCE AT DECEMBER 31, 2008 ................      $2        $413       $ 299            $ 27             $  741           2,000
Comprehensive income:
   Net income ...............................                             209                                209
      Other comprehensive loss, net of tax:
         Net unrealized investment losses ...                                             (20)               (20)
                                                                                                          ------
Comprehensive income ........................                                                                189
Adoption of ASC 320,
   recognition of other-than-
   temporary impairments ....................                               2              (2)                --
Capital contribution from Parent ............                 482                                            482
                                                  ---        ----       -----            ----             ------           -----
BALANCE AT DECEMBER 31, 2009 ................      $2        $895       $ 510            $  5             $1,412           2,000
Comprehensive income:
   Net income ...............................                             181                                181
      Other comprehensive income, net of tax:
         Net unrealized investment gains ....                                             121                121
                                                                                                          ------
Comprehensive income ........................                                                                302
Dividend paid to Parent .....................                            (100)                              (100)
                                                  ---        ----       -----            ----             ------           -----
BALANCE AT DECEMBER 31, 2010 ................      $2        $895       $ 591            $126             $1,614           2,000
                                                  ===        ====       =====            ====             ======           =====

The accompanying notes are an integral part of these financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                            STATEMENTS OF CASH FLOWS

                                                                         YEARS ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2010     2009    2008
                                                                          -------   -----   -----
                                                                               (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) ....................................................    $   181   $ 209   $ (10)
Adjustments to reconcile net income to net cash provided by operating activities:
   Net realized investment and other losses (gains) ..................        187      (1)    (10)
   Increase in reinsurance recoverable ...............................       (145)    (14)    (34)
   Amortization of premiums and accretion of discounts associated with
      investments, net ...............................................         77       6       1
   Amortization of deferred policy acquisition costs, deferred sales
      inducements, and value of business acquired ....................         68     114     (35)
   Capitalization of deferred policy acquisition costs and deferred
      sales inducements ..............................................       (132)    (99)   (143)
   Net cash flows from trading securities ............................       (410)     --      --
   Increase in accrued investment income .............................        (93)     (9)     --
   Decrease in other assets and other liabilities, net ...............      2,360     110      15
   Increase (decrease) in policyholder liabilities and accruals,
      net ............................................................      4,526    (204)    357
   (Decrease) increase in deferred income taxes ......................       (170)     31     (21)
                                                                          -------   -----   -----
   Net cash provided by operating activities .........................      6,449     143     120
                                                                          -------   -----   -----
CASH FLOWS FROM INVESTING ACTIVITIES:
   Sales of:
      Fixed maturities ...............................................      2,258     122     122
      Mortgage loans on real estate ..................................         11      --      --
      Investment real estate and agriculture .........................          5      --      --
   Maturities of:
      Fixed maturities ...............................................        112     104     113
      Mortgage loans on real estate ..................................         20      --      --
   Purchases of:
      Fixed maturities ...............................................     (8,822)   (777)   (390)
      Mortgage loans on real estate ..................................       (851)     --      --
      Investment real estate and agriculture .........................        (90)     --      --
   Net sales (purchases) of short-term investments ...................         40     407    (320)
   Policy loans advanced, net ........................................        (57)    (12)     (8)
   Net change in payable for undelivered securities ..................         (2)     --      (5)
   Derivatives and other, net ........................................        (77)     --      --
                                                                          -------   -----   -----
Net cash used in investing activities ................................     (7,453)   (156)   (488)
                                                                          -------   -----   -----
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contribution from Parent ..................................         --     482     300
   Dividend paid to Parent ...........................................       (100)     --      --
   Universal life and investment-type contract deposits ..............      1,404     320     463
   Universal life and investment-type contract maturities and
      withdrawals ....................................................       (525)    (65)   (136)
   Net transfers to separate accounts related to universal life and
      investment-type contracts ......................................          1    (119)   (228)
                                                                          -------   -----   -----
Net cash provided by financing activities ............................        780     618     399
                                                                          -------   -----   -----
Net (decrease) increase in cash and cash equivalents .................       (224)    605      31
Cash and cash equivalents at beginning of year .......................        669      64      33
                                                                          -------   -----   -----
CASH AND CASH EQUIVALENTS AT END OF YEAR .............................    $   445   $ 669   $  64
                                                                          =======   =====   =====

The accompanying notes are an integral part of these financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS. John Hancock Life Insurance Company of New York (the "Company") is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("JHUSA"). JHUSA is a wholly-owned subsidiary of The Manufacturers Investment Corporation ("MIC"). MIC is a wholly-owned subsidiary of John Hancock Holdings (Delaware), LLC ("JHHLLC"). JHHLLC is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based, publicly traded financial services holding company.

The Company provides a wide range of insurance and investment products to both individual and institutional customers located exclusively in the State of New York ("NY"). These products, including individual life insurance and individual and group fixed and variable annuities, are sold through an extensive network of agents, securities dealers, and other financial institutions.

On December 31, 2009, John Hancock Life Insurance Company ("JHLICO"), which was a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS"), and John Hancock Variable Life Insurance Company ("JHVLICO"), which was a wholly-owned subsidiary of JHLICO, merged with and into JHUSA. As a result of the merger, JHLICO and JHVLICO ceased to exist, and the companies' property and obligations became the property and obligations of JHUSA.

On December 31, 2009, JHFS merged with and into MIC. As a result of the merger, JHFS ceased to exist, and the company's property and obligations became the property and obligations of MIC.

On January 1, 2010, $7,364 million of NY life insurance and fixed and variable annuity reserves and liabilities related to policyholders who reside in the State of NY ("NY business"), including the assets supporting the business, were transferred from JHUSA to the Company. The transfer included participating traditional life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The transfer of the NY business was completed pursuant to the merger of JHLICO and JHVLICO into JHUSA on December 31, 2009. Since the surviving entity, JHUSA, is not licensed in NY, JHLICO filed a Plan of Withdrawal (the "Plan") with the State of NY and pursuant to the Plan, JHUSA transferred substantially all of its NY business to the Company on January 1, 2010 ("NY transfer").

The NY business was transferred using assumption reinsurance and coinsurance and modified coinsurance with cut-through provisions. The January 1, 2010 impact of the transfer on the Company's Balance Sheet was an increase in total assets of $7,489 million, an increase in total liabilities of $7,364 million, and an increase in net income of $125 million. The major categories of assets transferred included available-for-sale fixed maturities of $5,791 million, held-for-trading fixed maturities of $354 million, mortgage loans on real estate of $769 million, investment real estate and agriculture of $88 million, cash and cash equivalents of $163 million, accrued investment income of $69 million, value of business acquired ("VOBA") of $56 million, derivative assets of $17 million, and deferred income tax asset of $143 million. The major categories of liabilities transferred included future policy benefits of $4,436 million, policyholders' funds of $687 million, and amounts due to affiliates of $2,090 million. In addition, deferred gains of $125 million were recorded.

BASIS OF PRESENTATION. These financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"), which requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Company's investment in John Hancock Investment Management Services, LLC ("JHIMS"), an affiliated company, is accounted for using the equity method of accounting and is included in investment in unconsolidated affiliate.

RECLASSIFICATIONS. Certain prior year amounts have been reclassified to conform to the current year presentation.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

INVESTMENTS. The Company classifies its fixed maturity securities as either available-for-sale or held-for-trading and records these securities at fair value. Unrealized investment gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of policyholder related amounts and deferred income taxes. Unrealized investment gains and losses related to held-for-trading securities are reflected in net realized investment and other (losses) gains. Interest income is generally recognized on the accrual basis. The amortized cost of debt securities is adjusted for other-than-temporary impairments, amortization of premiums, and accretion of discounts to maturity. Amortization of premiums and accretion of discounts are included in net investment income. The Company recognizes an impairment loss only when management does not expect to recover the amortized cost of the security.

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premiums or accretion of discounts, less an allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. When contractual payments of mortgage investments are more than 90 days in arrears, interest is no longer accrued. Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. The valuation allowance established as a result of impairment is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or is based on the collateral value of the loan if higher and the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other (losses) gains. Interest received on impaired mortgage loans on real estate is applied to reduce the outstanding investment balance. If foreclosure becomes probable, the measurement method used is based on the collateral's fair value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate and agriculture, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate and agriculture is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other (losses) gains.

Policy loans are carried at unpaid principal balances.

Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, are reported at fair value.

Net realized investment and other (losses) gains, other than those related to separate accounts for which the Company does not bear the investment risk, are determined on a specific identification method and are reported net of amounts credited to participating contract holder accounts.

DERIVATIVE FINANCIAL INSTRUMENTS. The Company uses derivative financial instruments ("derivatives") to manage exposures to foreign currency, interest rate, and other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. Derivatives embedded in other financial instruments ("host instruments"), such as investment securities, reinsurance contracts, and certain benefit guarantees, are separately recorded as derivatives when their economic characteristics and risks are not closely related to those of the host instrument, the terms of the embedded derivative are the same as those of a stand-alone derivative, and the host instrument is not held-for-trading or carried at fair value. Derivatives are recorded at fair value. Derivatives with unrealized gains are reported as derivative assets and derivatives with unrealized losses are reported as derivative liabilities.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

A determination is made for each relationship as to whether hedge accounting can be applied. Where hedge accounting is not applied, changes in fair value of derivatives are recorded in net realized investment and other (losses) gains.

Where the Company has elected to use hedge accounting, a hedge relationship is designated and documented at inception. Hedge effectiveness is evaluated at inception and throughout the term of the hedge, and hedge accounting is only applied when the Company expects that each hedging instrument will be highly effective in achieving offsetting changes in fair value or changes in cash flows attributable to the risk being hedged. Hedge effectiveness is assessed quarterly using a variety of techniques, including regression analysis and cumulative dollar offset. When it is determined that the hedging relationship is no longer effective or the hedged item has been sold or terminated, the Company discontinues hedge accounting prospectively. In such cases, if the derivative hedging instruments are not sold or terminated, any subsequent changes in fair value of the derivative are recognized in net realized investment and other (losses) gains.

In a fair value hedging relationship, changes in the fair value of the hedging derivatives are recorded in net realized investment and other (losses) gains, along with changes in fair value attributable to the hedged risk. The carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged risk. To the extent the changes in the fair value of derivatives do not offset the changes in the fair value of the hedged item attributable to the hedged risk in net realized investment and other (losses) gains, any ineffectiveness will remain in net realized investment and other (losses) gains. When hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments are amortized to investment income over the remaining term of the hedged item unless the hedged item is sold, at which time the balance is recognized immediately in net investment income.

CASH AND CASH EQUIVALENTS. Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

VALUE OF BUSINESS ACQUIRED. VOBA is the present value of estimated future profits of insurance policies in-force related to the NY transfer. The Company amortizes VOBA using the same methodology and assumptions used to amortize deferred policy acquisition costs ("DAC") and tests for recoverability at least annually.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS. DAC are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include sales commissions, certain policy issuance and underwriting costs, and certain agency expenses. Similarly, any amounts assessed as initiation fees or front-end loads are recorded as unearned revenue. The Company tests the recoverability of DAC at least annually.

DAC related to participating traditional life insurance is amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve, and expected annual policyholder dividends.

For annuity, universal life insurance, and investment-type products, DAC and unearned revenue are amortized generally in proportion to the change in present value of expected gross profits arising principally from surrender charges, investment results, including realized (losses) gains, and mortality and expense margins. DAC amortization is adjusted retrospectively when estimates are revised. For annuity, universal life insurance, and investment-type products, the DAC asset is adjusted for the impact of unrealized (losses) gains on investments as if these (losses) gains had been realized, with corresponding credits or charges included in accumulated other comprehensive income.

DAC and unearned revenue related to non-participating traditional life insurance is amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

The Company offers sales inducements, including enhanced crediting rates or bonus payments, to contract holders on certain of its individual and group annuity products. The Company defers sales inducements and amortizes them over the life of the underlying contracts using the same methodology and assumptions used to amortize DAC.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

REINSURANCE. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Statements of Operations reflect premiums, benefits, and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

SEPARATE ACCOUNT ASSETS AND LIABILITIES. Separate account assets and liabilities reported on the Company's Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contract holders. Net investment income and net realized investment and other (losses) gains generally accrue directly to such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value, and separate account liabilities are set equal to the fair value of the separate account assets. Deposits, surrenders, net investment income, net realized investment and other (losses) gains, and the related liability changes of separate accounts are offset within the same line item in the Statements of Operations. Fees charged to contract holders, principally mortality, policy administration, investment management, and surrender charges, are included in the revenues of the Company.

FUTURE POLICY BENEFITS AND POLICYHOLDERS' FUNDS. Future policy benefits for participating traditional life insurance policies are based on the net level premium method. The net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the policies. Participating business represented 63% and 0% of the Company's traditional life net insurance in-force at December 31, 2010 and 2009, respectively, and 52%, 0%, and 0% of the Company's traditional life net insurance premiums for the years ended December 31, 2010, 2009, and 2008, respectively. The increase in the participating business resulted from the NY transfer, as discussed under the Business subheading above.

Benefit liabilities for annuities during the accumulation period are equal to accumulated contract holders' fund balances and after annuitization are equal to the present value of expected future payments.

For payout annuities in loss recognition, future policy benefits are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized investment and other (losses) gains associated with the underlying assets.

For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method based upon actuarial assumptions as to mortality, persistency, interest, and expenses established at the policy issue date. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation.

Policyholders' funds for participating pension contracts and individual and group annuities are equal to the total of the policyholder account values before surrender charges and additional reserves established on certain guarantees offered in the participating pension contracts. Policyholder account values include deposits plus credited interest or change in investment value less expense and mortality fees, as applicable, and withdrawals. Policy benefits are charged to expense and include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances.

Where permitted by state insurance law, the Company administers a retained asset accounts program as the default method for satisfying non-participating traditional life insurance claims. Retained asset accounts earn interest and are subject to withdrawal at any time by the beneficiaries.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Components of policyholders' funds were as follows:

                                             DECEMBER 31,
                                            -------------
                                             2010   2009
                                             ----   ----
                                            (IN MILLIONS)
Participating pension contracts .........    $558   $--
Individual and group annuities ..........     113    77
Life insurance retained asset accounts ..      70    --
                                             ----   ---
Total policyholders' funds ..............    $741   $77
                                             ====   ===

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported life insurance claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves, and expenses are reviewed on a regular basis and adjusted as necessary. Any changes in estimates are reflected in current earnings.

DEFERRED GAINS. Deferred gains were recognized in connection with the NY transfer in an amount equal to the excess of the assets transferred less the liabilities transferred on a pre-tax basis. The Company amortizes the deferred gains over 10 years using the effective interest method.

REVENUE RECOGNITION. Premiums from non-participating traditional life insurance and annuity policies with life contingencies are recognized as revenue when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Deposits related to universal life contracts and investment-type products are credited to policyholders' account balances. Revenues from these contracts, as well as annuity contracts, consist of amounts assessed against policyholders' account balances for mortality, policy administration, and surrender charges and are recorded in fee income in the period in which the services are provided.

Fee income also includes advisory fees and administrative service fees collected from the separate accounts. Such fees are recognized in the period in which the services are performed.

INCOME TAXES. The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and financial statement bases of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

ADOPTION OF RECENT ACCOUNTING PRONOUNCEMENTS

Financing Receivables

Effective December 31, 2010, the Company adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2010-20, "Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses," which amends FASB Accounting Standards Codification (TM) ("ASC") Topic 310, "Receivables." ASU No. 2010-20 requires enhanced disclosures related to the allowance for credit losses and the credit quality of financing receivables, such as aging information and credit quality indicators. Most of the requirements are effective for the Company on December 31, 2010 with certain additional disclosures effective on December 31, 2011. Adoption of this guidance resulted in expanded disclosures related to the Company's financing receivables, but had no impact on the Company's Balance Sheets or Statements of Operations.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Derivative Instruments and Hedging Activities

Effective July 1, 2010, the Company adopted ASU No. 2010-11, "Derivatives and Hedging - Scope Exception Related to Embedded Credit Derivatives," which amends ASC Topic 815, "Derivatives and Hedging" ("ASC 815"). ASU No. 2010-11 clarifies the scope exception for embedded credit derivative features related to the transfer of credit risk created by the subordination of one financial instrument to another. The amendments address how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting at fair value. Adoption of this guidance had no impact on the Company's Balance Sheets or Statements of Operations.

Effective January 1, 2009, the Company adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities," which is now incorporated into ASC 815. This guidance provides extensively expanded disclosure requirements for derivative instruments and hedging activities and applies to all derivative instruments, including bifurcated derivative instruments and related hedged items. Adoption of this guidance resulted in expanded disclosures related to derivative instruments and hedging activities, but had no impact on the Company's Balance Sheets or Statements of Operations.

Fair Value Measurements

Effective January 1, 2010, the Company adopted ASU No. 2010-06, "Fair Value Measurements and Disclosures - Improving Disclosures about Fair Value Measurements," which amends ASC Topic 820, "Fair Value Measurements and Disclosures" ("ASC 820"). This guidance requires new disclosures about significant transfers between Level 1 and 2 measurement categories and clarifies existing fair value disclosures about the level of disaggregation and inputs and valuation techniques used to measure fair value. The guidance also requires separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which will be effective for the Company on January 1, 2011. Adoption of this guidance resulted in expanded disclosures related to fair value measurements, but had no impact on the Company's Balance Sheets or Statements of Operations.

Effective December 31, 2009, the Company adopted ASU No. 2009-12, "Fair Value Measurements and Disclosures - Investment in Certain Entities That Calculate Net Asset per Share (or Its Equivalent)." This amendment to ASC 820 allows entities to use the net asset value of certain investments when determining fair value, provided certain criteria are met. Adoption of this guidance had no impact on the Company's Balance Sheets or Statements of Operations.

Effective December 31, 2009, the Company adopted ASU No. 2009-05, "Measuring Liabilities at Fair Value." This amendment to ASC 820 simplifies, in certain instances, the assessment of fair value of a liability. This amendment, when applicable, allows the use of the fair value of the instrument associated with the liability when it is traded as an asset as a proxy for its fair value as a liability, given inherent difficulties in measuring the fair value of such liabilities directly. The fair value of the liability is not adjusted to reflect any restrictions on its transfer. Adoption of this guidance had no impact on the Company's Balance Sheets or Statements of Operations.

Effective April 1, 2009, the Company adopted FASB Staff Position ("FSP") No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which is now incorporated into ASC 820. This accounting guidance carries forward and elaborates on previous fair value concepts. The fair value of an asset or liability continues to be the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date under then current market conditions. ASC 820 provides indicators of when a transaction is considered disorderly and elaborates on how to determine the fair value of a financial instrument if such conditions exist. Adoption of this guidance had no impact on the Company's Balance Sheets or Statements of Operations.

In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which is now incorporated into ASC 820. This pronouncement provided additional guidance on determining fair values of illiquid securities. This guidance was immediately effective, retroactive to prior reporting periods for which financial statements had not yet been issued. Adoption of this guidance had no impact on the Company's Balance Sheets or Statements of Operations.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Effective January 1, 2008, the Company adopted FSP No. FAS 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13," which is now incorporated into ASC 820. This guidance provides a scope exception for applying Statement of Financial Accounting Standards No. 157, "Fair Value Measurements ("SFAS No. 157")," fair value methodologies to the evaluation criteria on lease classification or measurement. Adoption of this guidance had no impact on the Company's Balance Sheets or Statements of Operations.

Effective January 1, 2008, the Company adopted SFAS No. 157, which is now incorporated into ASC 820. This guidance provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements.

ASC 820 requires, among other things, an exit value approach for valuing assets and liabilities, using the best available information about what a market would bear. The exit value approach focuses on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Exit values for liabilities should include margins for risk even if they are not observable. ASC 820 provides guidance on how to measure fair value when required under existing accounting standards. ASC 820 establishes a fair value hierarchy based on the observability of the inputs to valuation techniques used to measure fair value, sorted into three levels ("Level 1, 2, and 3") with the most observable input level being Level 1. The impact of changing of valuation methods to comply with ASC 820 resulted in adjustments to actuarial liabilities, which were recorded as a decrease in net income of $14 million, net of tax, on January 1, 2008.

FASB Accounting Standards Codification

Effective July 1, 2009, the Company adopted Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles - a Replacement of FASB Statement No. 162," and ASU No. 2009-01, "Topic 105 - Generally Accepted Accounting Principles amendments based on Statement of Financial Accounting Standards No. 168--The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles."

ASC Topic 105 establishes the FASB Accounting Standards Codification(TM) as the single source of authoritative U.S. GAAP recognized by the FASB, to be applied by nongovernmental entities and to supersede all previous U.S. GAAP literature. Adoption of the ASC had no impact on the Company's Balance Sheets or Statements of Operations, as it did not change U.S. GAAP principles.

Subsequent Events

Effective April 1, 2009, the Company adopted Statement of Financial Accounting Standards No. 165, "Subsequent Events", which is now incorporated into ASC Topic 855, "Subsequent Events." This guidance was retroactively amended by the FASB in February 2010 by issuance of ASU No. 2010-9, "Subsequent Events," which requires an entity which files or furnishes its financial statements with the U.S. Securities and Exchange Commission ("SEC") to evaluate subsequent events through the date that its financial statements are issued. Adoption of this guidance resulted in expanded disclosures related to subsequent events, but had no impact on the Company's Balance Sheets or Statements of Operations.

Other-Than-Temporary Impairments

Effective April 1, 2009, the Company adopted FSP No. FAS 115-2, "Recognition and Presentation of Other-Than-Temporary Impairments", which is now incorporated into ASC Topic 320, "Investments - Debt and Equity Securities" ("ASC 320"). This new guidance removes the concept of "intent and ability to hold until recovery of value" associated with other-than-temporary impairment of a debt security whose fair value is less than its cost. Impairment losses should be recorded in earnings on an available-for-sale debt security only when management does not expect to recover the amortized cost of the security. For additional information regarding the Company's impairment process, see Note 2 - Investments.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

The Company's adoption of this guidance required reassessment of previous impairment losses recorded on debt securities held at March 31, 2009, with any reversals of previous impairment losses recorded through retained earnings and offset to accumulated other comprehensive income for available-for-sale debt securities and other actuarial related amounts included in other comprehensive income, and related impact on deferred acquisition costs, as of April 1, 2009.

As a result of adoption of ASC 320, the Company recognized an increase in retained earnings of $2 million, net of tax, on April 1, 2009, with a corresponding (decrease) increase in accumulated other comprehensive income of ($2) million, net of tax, attributable to (1) available-for-sale debt securities of ($4) million, (2) deferred policy acquisition costs and deferred sales inducements of $1 million, and (3) deferred income taxes of $1 million.

FUTURE ADOPTION OF RECENT ACCOUNTING PRONOUNCEMENTS

Deferred Policy Acquisition Costs

In October 2010, the FASB issued ASU No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts," which amends ASC Topic 944, "Financial Services - Insurance" ("ASC 944"). ASU No. 2010-26 clarifies the costs that should be deferred when issuing and renewing insurance contracts and also specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. This guidance is to be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. ASU No. 2010-26 will be effective for the Company on January 1, 2012. The Company is currently evaluating the impact the adoption of this guidance will have on the Company's Balance Sheets and Statements of Operations.

NOTE 2 -- INVESTMENTS

FIXED MATURITIES

The Company's investments in available-for-sale fixed maturities are summarized below:

                                                                    DECEMBER 31, 2010
                                                      --------------------------------------------
                                                                     GROSS       GROSS
                                                      AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                                         COST        GAINS       LOSSES      VALUE
                                                      ---------   ----------   ----------   ------
                                                                     (IN MILLIONS)
FIXED MATURITIES:
   Corporate securities ...........................     $4,991       $206          $14      $5,183
   Commercial mortgage-backed securities ..........        921         40           --         961
   Collateralized debt obligations ................          9          1           --          10
   Other asset-backed securities ..................         61          2           --          63
   U.S. Treasury securities and obligations of U.S.
      government corporations and agencies ........      1,314          4           17       1,301
   Obligations of states and political subdivisions        218          3            7         214
   Debt securities issued by foreign governments ..         80          1           --          81
                                                        ------       ----          ---      ------
   Total fixed maturities available-for-sale ......     $7,594       $257          $38      $7,813
                                                        ======       ====          ===      ======

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                                    DECEMBER 31, 2009
                                                      --------------------------------------------
                                                                     GROSS        GROSS
                                                      AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                                         COST        GAINS       LOSSES     VALUE
                                                      ---------   ----------   ----------   ------
                                                                     (IN MILLIONS)
FIXED MATURITIES:
   Corporate securities ...........................     $  602        $25          $ 4      $  623
   U.S. Treasury securities and obligations of U.S.
      government corporations and agencies ........        477          9            7         479
   Obligations of states and political subdivisions         31          1            1          31
   Debt securities issued by foreign governments ..        111         --            9         102
                                                        ------        ---          ---      ------
   Total fixed maturities available-for-sale ......     $1,221        $35          $21      $1,235
                                                        ======        ===          ===      ======

The amortized cost and fair value of fixed maturities at December 31, 2010, by contractual maturity, are shown below:

                                                 AMORTIZED COST   FAIR VALUE
                                                 --------------   ----------
                                                        (IN MILLIONS)
FIXED MATURITIES:
Due in one year or less ......................       $  497         $  499
Due after one year through five years ........        2,321          2,378
Due after five years through ten years .......        1,837          1,898
Due after ten years ..........................        1,948          2,004
                                                     ------         ------
                                                      6,603          6,779
Asset-backed and mortgage-backed securities ..          991          1,034
                                                     ------         ------
   Total .....................................       $7,594         $7,813
                                                     ======         ======

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties. Asset-backed and mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

FIXED MATURITIES IMPAIRMENT REVIEW

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where market value is less than 80 percent of amortized cost for six months or more if there is a significant unrealized loss at the balance sheet date to determine whether impairments need to be taken. The analysis focuses on each company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at MFC. This committee includes MFC's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. If the Company intends to sell, or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is considered other-than-temporarily impaired and the Company records a charge to earnings for the full amount of impairment (the difference between the current carrying amount and fair value of the security). For those securities in an unrealized loss position where the Company does not intend to sell or is not more likely than not to be required to sell, the Company determines its ability to recover the amortized cost of the security by comparing the net present value of the projected future cash flows to the amortized cost of the security. If the net present value of the cash flow is less that the security's amortized cost then the difference is recorded as a credit loss. The difference between the estimates of the credit loss and the overall unrealized loss on the security is the non-credit-related component. The credit loss portion is charged to net realized investment (losses) gains in the Statements of Operations, while the non-credit loss is charged to accumulated other comprehensive income (loss) on the Balance Sheets.

The net present value used to determine the credit loss is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The projections are estimated using assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to our investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for fixed maturity securities are net of the other-than-temporary impairment charges.

The following table shows the carrying value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position:

       UNREALIZED LOSSES ON FIXED MATURITY SECURITIES -- BY INVESTMENT AGE

                                                                       YEAR ENDED DECEMBER 31, 2010
                                                  ---------------------------------------------------------------------
                                                   LESS THAN 12 MONTHS      12 MONTHS OR MORE             TOTAL
                                                  ---------------------   ---------------------   ---------------------
                                                  CARRYING   UNREALIZED   CARRYING   UNREALIZED   CARRYING   UNREALIZED
                                                    VALUE      LOSSES       VALUE      LOSSES       VALUE      LOSSES
                                                  --------   ----------   --------   ----------   --------   ----------
                                                                              (IN MILLIONS)
Corporate securities ..........................    $  462        $14         $--         $--       $  462        $14
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies ..     1,047         17          --          --        1,047         17
Obligations of states and political
   subdivisions ...............................       105          7          --          --          105          7
                                                   ------        ---         ---         ---       ------        ---
Total .........................................    $1,614        $38         $--         $--       $1,614        $38
                                                   ======        ===         ===         ===       ======        ===

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                                       YEAR ENDED DECEMBER 31, 2009
                                                  ---------------------------------------------------------------------
                                                   LESS THAN 12 MONTHS      12 MONTHS OR MORE             TOTAL
                                                  ---------------------   ---------------------   ---------------------
                                                  CARRYING   UNREALIZED   CARRYING   UNREALIZED   CARRYING   UNREALIZED
                                                    VALUE      LOSSES       VALUE      LOSSES       VALUE      LOSSES
                                                  --------   ----------   --------   ----------   --------   ----------
                                                                              (IN MILLIONS)
Corporate securities ..........................     $187         $ 4         $--         $--        $187         $ 4
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies ..      146           7          --          --         146           7
Obligations of states and political
   subdivisions ...............................       23           1          --          --          23           1
Debt securities issued by foreign
   governments ................................       92           9          --          --          92           9
                                                    ----         ---         ---         ---        ----         ---
Total .........................................     $448         $21         $--         $--        $448         $21
                                                    ====         ===         ===         ===        ====         ===

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies' statistics indicate that investment grade securities have been found to be less likely to develop credit concerns. The gross unrealized loss on below investment grade available-for-sale fixed maturity securities increased to $1 million at December 31, 2010 from $0 million at December 31, 2009.

At December 31, 2010 and 2009, there were 148 and 62 fixed maturity securities with an aggregate gross unrealized loss of $38 million and $21 million, respectively, of which the single largest unrealized loss was $10 million and $3 million, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

Available-for-sale securities with amortized cost of $2 million were non-income producing for the year ended December 31, 2010. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2010.

ASSETS ON DEPOSIT

As of December 31, 2010 and 2009, fixed maturity securities with a fair value of $1 million were on deposit with the State of NY as required by law.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTE 2 -- INVESTMENTS - (CONTINUED)

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2010, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

COLLATERAL                   CARRYING
PROPERTY TYPE                 AMOUNT
-------------             -------------
                          (IN MILLIONS)
Apartments ............        $174
Industrial ............         148
Office buildings ......         214
Retail ................         221
Mixed use .............           3
Other .................          48
Provision for losses ..          (2)
                               ----
Total .................        $806
                               ====

GEOGRAPHIC                   CARRYING
CONCENTRATION                 AMOUNT
-------------             -------------
                          (IN MILLIONS)
East North Central ....        $109
East South Central ....           2
Middle Atlantic .......         118
Mountain ..............          62
New England ...........          48
Pacific ...............         244
South Atlantic ........         110
West North Central ....          47
West South Central ....          68
Provision for losses ..          (2)
                               ----
Total .................        $806
                               ====

At the end of each quarter, the MFC Loan Review Committee reviews all mortgage loans rated BB or lower, as determined by review of the underlying collateral, and decides whether an allowance for credit loss is needed. The Company considers collateral value, the borrower's ability to pay, normal historical credit loss levels and future expectations in evaluating whether an allowance for credit losses is required for impaired loans.

Changes in the allowance for probable losses on mortgage loans on real estate are summarized below:

                                  BALANCE AT                            CHARGE-OFFS   BALANCE AT
                                   BEGINNING                                AND         END OF
                                   OF PERIOD   ADDITIONS   RECOVERIES    DISPOSALS      PERIOD
                                  ----------   ---------   ----------   -----------   ----------
                                                           (IN MILLIONS)
Year ended December 31, 2010 ..       $--          $2          $--          $--           $2

Changes in the allowance for probable losses on mortgage loans and real estate was $0 million for the years ended December 31, 2009 and 2008.

A mortgages loan charge-off is recorded when the impaired loan is disposed or when an impaired loan is determined to be a full loss with no possibility of recovery.

Mortgage loans with a carrying value of $14 million were non-income producing for the year ended December 31, 2010. Mortgage loans with a carrying value of $14 million were on nonaccrual status at December 31, 2010. At December 31, 2010, there were no delinquent loans.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

The Company provides for credit risk on mortgage loans by establishing allowances against the carrying value of the impaired loans. The total recorded investment in mortgage loans that is considered to be impaired along with the related allowance for credit losses was as follows:

                                                                       DECEMBER 31,
                                                                      -------------
                                                                       2010   2009
                                                                       ----   ----
                                                                      (IN MILLIONS)
Impaired mortgage loans on real estate with provision for losses ..    $16     $--
Allowance for credit losses .......................................     (2)     --
                                                                       ---     ---
Net impaired mortgage loans on real estate ........................    $14     $--
                                                                       ===     ===

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                  YEARS ENDED DECEMBER 31,
                                                  ------------------------
                                                     2010   2009   2008
                                                     ----   ----   ----
                                                        (IN MILLIONS)
Average recorded investment in impaired loans ..      $ 8    $--    $--
Interest income recognized on impaired loans ...       --     --     --

For mortgage loans, the Company develops an internal risk rating ("IRR") by utilizing the Mortgage Risk Rating System. The IRR is a designated grade that measures the riskiness of expected loss. These ratings are updated on a quarterly basis.

The carrying value of mortgage loans by IRR was as follows:

                             DECEMBER 31,
                            -------------
                             2010   2009
                             ----   ----
                            (IN MILLIONS)
AAA .....................    $ 27    $--
AA ......................     108     --
A .......................     210     --
BBB .....................     426     --
BB ......................      21     --
B & Lower, and unrated ..      14     --
                             ----    ---
Total mortgage loans ....    $806    $--
                             ====    ===

INVESTMENT REAL ESTATE AND AGRICULTURE

Investment real estate and agriculture of $17 million was non-income producing for the year ended December 31, 2010. Depreciation expense on investment real estate and agriculture was $2 million for the year ended December 31, 2010. There was no depreciation expense on investment real estate in 2009 and 2008. Accumulated depreciation was $2 million and $0 million at December 31, 2010 and 2009, respectively.

EQUITY METHOD INVESTMENTS

The Company has a 38% equity ownership in JHIMS, which is included in investment in unconsolidated affiliate, and is allocated approximately 38% of earnings pursuant to the Limited Liability Company Agreement. As of December 31, 2010 and 2009, total assets of JHIMS were $68 million and $40 million, respectively, and total liabilities of JHIMS were $66 million and $38 million, respectively. For the years ended December 31, 2010, 2009, and 2008, net income of JHIMS was $440 million, $328 million, and $350 million, respectively. The Company's share of income earned from its investment in JHIMS was $166 million, $127 million, and $137 million for the years ended December 31, 2010, 2009, and 2008, respectively, and is included in net investment income.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT AND OTHER (LOSSES) GAINS

The following information summarizes the components of net investment income and net realized investment and other (losses) gains:

                                                           YEARS ENDED DECEMBER 31,
                                                           ------------------------
                                                               2010   2009   2008
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
NET INVESTMENT INCOME
   Fixed maturities ....................................      $ 269   $ 43   $ 30
   Mortgage loans on real estate .......................         19     --     --
   Investment real estate and agriculture ..............          7     --     --
   Policy loans ........................................          6      3      3
   Short-term investments ..............................         (1)     2      5
   Equity method investments and other (1) .............        179    127    137
                                                              -----   ----   ----
   Gross investment income .............................        479    175    175
      Less investment expenses .........................         17      2      1
                                                              -----   ----   ----
Net investment income ..................................      $ 462   $173   $174
                                                              =====   ====   ====
NET REALIZED INVESTMENT AND OTHER (LOSSES) GAINS
   Fixed maturities ....................................      $  16   $  1   $  6
   Mortgage loans on real estate .......................         (1)    --     --
   Derivatives and other invested assets ...............       (184)    --      4
   Amounts credited to participating contract holders ..        (18)    --     --
                                                              -----   ----   ----
Net realized investment and other (losses) gains .......      $(187)  $  1   $ 10
                                                              =====   ====   ====

(1)  Primarily represents income earned from the Company's investment in JHIMS.

The change in net unrealized gain on fixed maturities classified as held-for-trading of $16 million is included in net realized investment and other (losses) gains for the year ended December 31, 2010. There were no fixed maturities classified as held-for-trading for the years ended December 31, 2009 and 2008, respectively.

For 2010, net investment income passed through to participating contract holders as interest credited to policyholder account balances amount to $29 million.

Gross gains were realized on the sale of available-for-sale securities of $70 million, $3 million, and $7 million for the years ended December 31, 2010, 2009, and 2008, respectively, and gross losses were realized on the sale of available-for-sale securities of $68 million, $1 million, and $0.1 million for the years ended December 31, 2010, 2009, and 2008, respectively. In addition, other-than-temporary impairments on available-for-sale securities of $0 million, $0 million, and $2 million for the years ended December 31, 2010, 2009, and 2008, respectively, were recognized in the Statements of Operations.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTE 3 -- DERIVATIVES AND HEDGING INSTRUMENTS

TYPES OF DERIVATIVES AND DERIVATIVE STRATEGIES

INTEREST RATE CONTRACTS. The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate futures contracts are contractual obligations to buy or sell a financial instrument, foreign currency, or other underlying commodity on a pre-determined future date at a specified price. Interest rate futures contracts are agreements with standard amounts and settlement dates that are traded on regulated exchanges. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. Basis swaps are included in interest rate swaps for disclosure purposes. The Company utilizes basis swaps in non-qualifying hedging relationships.

Futures agreements are contractual obligations to buy or sell a financial instrument, foreign currency, or other underlying commodity on a predetermined future date at a specified price. Futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

EQUITY MARKET CONTRACTS. Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts by the underlying risk exposure for all derivatives in hedging and non-hedging relationships:

                                                            DECEMBER 31, 2010                 DECEMBER 31, 2009
                                                     -------------------------------   -------------------------------
                                                                 FAIR        FAIR                  FAIR        FAIR
                                                     NOTIONAL    VALUE      VALUE      NOTIONAL    VALUE      VALUE
                                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                                     --------   ------   -----------   --------   ------   -----------
                                                                               (IN MILLIONS)
QUALIFYING HEDGING RELATIONSHIPS
Fair value hedges Interest rate swaps ............    $   47      $14        $ --         $--       $--        $--
                                                      ------      ---        ----         ---       ---        ---
Total Derivatives in Hedging Relationships .......    $   47      $14        $ --         $--       $--        $--
                                                      ------      ---        ----         ---       ---        ---
NON-HEDGING RELATIONSHIPS
   Interest rate swaps ...........................    $  975      $10        $ 33         $--       $--        $--
   Interest rate futures .........................       124       --          --          --        --         --
   Equity index futures ..........................       152       --          --          --        --         --
   Embedded derivatives - reinsurance contracts ..        --       --         101          --        --         --
   Embedded derivatives - participating
      pension contracts (1) ......................        --       --          10          --        --         --
   Embedded derivatives - benefit guarantees
      (1) ........................................        --       47          37          --        41         53
                                                      ------      ---        ----         ---       ---        ---
Total Derivatives in Non-Hedging Relationships ...     1,251       57         181          --        41         53
                                                      ------      ---        ----         ---       ---        ---
Total Derivatives (2) ............................    $1,298      $71        $181         $--       $41        $53
                                                      ======      ===        ====         ===       ===        ===


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

(1) Embedded derivatives related to participating pension contracts are reported as part of future policy benefits and embedded derivatives related to benefit guarantees are reported as part of reinsurance recoverable or future policy benefits on the Balance Sheets.

(2) The fair values of all derivatives in an asset position are reported within derivative asset on the Balance Sheets, and derivatives in a liability position are reported within derivative liability on the Balance Sheets, excluding embedded derivatives related to participating pension contracts and benefit guarantees.

HEDGING RELATIONSHIPS

The Company uses derivatives for economic hedging purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting. Hedging relationships eligible for hedge accounting are designated as fair value hedges as described below.

FAIR VALUE HEDGES. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates.

The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in net realized investment and other (losses) gains. For the years ended December 31, 2010 and 2009, the Company did not recognize any gains or losses related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. At December 31, 2010, the Company had no hedges of firm commitments.

The following table shows the investment gains (losses) recognized:

FOR THE YEAR ENDED DECEMBER 31, 2010

DERIVATIVES IN FAIR VALUE   HEDGED ITEMS IN FAIR VALUE   GAINS RECOGNIZED   LOSSES RECOGNIZED   INEFFECTIVENESS
  HEDGING RELATIONSHIPS        HEDGING RELATIONSHIPS      ON DERIVATIVES     FOR HEDGED ITEMS      RECOGNIZED
-------------------------   --------------------------   ----------------   -----------------   ---------------
                                                                              (IN MILLIONS)
Interest rate swaps         Fixed-rate assets.........          $--                $--                $--
                            Fixed-rate liabilities....            2                 (2)                --
                                                                ---                ---                ---
Total                                                           $ 2                $(2)               $--
                                                                ===                ===                ===

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS. The Company enters into interest rate swap agreements, and interest rate futures contracts to manage exposure to interest rates without designating the derivatives as hedging instruments.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. This rider is effectively an embedded option on the basket of mutual funds which is offered to contract holders. Beginning in July 2010, for certain contracts, the Company implemented a hedging program to reduce its exposure to the GMWB rider. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor's 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), and foreign currency futures to match the sensitivities of the GMWB rider liability to the market risk factors.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

For the years ended December 31, 2010 and 2009, net losses of $185 million and net gains of $0 million, respectively, related to derivatives in a non-hedge relationship were recognized by the Company. These amounts were recorded in net realized investment and other (losses) gains.

FOR THE YEARS ENDED DECEMBER 31,             2010   2009
--------------------------------            -----   ----
                                           (IN MILLIONS)
NON-HEDGING RELATIONSHIPS
   Investment losses:
      Interest rate swaps ..............    $ (27)   $--
      Interest rate futures ............       (1)    --
      Equity index futures .............      (47)    --
      Embedded derivatives .............     (110)    --
                                            -----    ---
Total Investment Losses from Derivatives
   in Non-Hedging Relationships ........    $(185)   $--
                                            =====    ===

EMBEDDED DERIVATIVES. The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include, reinsurance contracts, participating pension contracts, and certain benefit guarantees.

For more details on the Company's embedded derivatives see Note 11 - Fair Value of Financial Instruments.

CREDIT RISK. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its over-the-counter derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company's derivative usage is required. As of December 31, 2010 and 2009, the Company had accepted collateral consisting of various securities with a fair value of $12 million and $0 million, respectively, which is held in separate custodial accounts. In addition, as of December 31, 2010 and 2009, the Company pledged collateral of $13 million and $0 million, respectively, which is included in available-for-sale fixed maturities on the Balance Sheets.

NOTE 4 -- INCOME TAXES

Prior to 2010, the Company is included in the consolidated federal income tax return of Manulife Holdings (Delaware), LLC ("MHDLLC") with the following entities: MIC, JHUSA, Manulife Reinsurance Limited ("MRL"), Manulife Reinsurance (Bermuda) Limited ("MRBL") and Manulife Service Corporation ("MSC"). On December 31, 2009, MHDLLC merged with and into JHHLLC. For the 2010 tax year, the Company is included in the consolidated federal income tax return of JHHLLC with the following entities: MIC, JHUSA, MRL, MRBL, MSC, John Hancock Subsidiaries, LLC, and John Hancock International Holdings, Inc.

In accordance with the income tax sharing agreements in effect for the applicable tax years, the income tax provision (or benefit) is computed as if each entity filed separate federal income tax returns. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

The components of income taxes were as follows:

                                        YEARS ENDED DECEMBER 31,
                                        ------------------------
                                            2010   2009   2008
                                           -----   ----   ----
                                              (IN MILLIONS)
Current taxes:
   Federal ..........................      $  69   $ 77   $ 10
Deferred taxes:
   Federal ..........................       (171)    31    (21)
                                           -----   ----   ----
Total income tax (benefit) expense ..      $(102)  $108   $(11)
                                           =====   ====   ====

A reconciliation of income taxes at the federal income tax rate to income tax expense charged to operations is as follows:

                                              YEARS ENDED DECEMBER 31,
                                              ------------------------
                                                  2010   2009   2008
                                                 -----   ----   ----
                                                    (IN MILLIONS)
Tax at 35% ................................      $  28   $111   $ (8)
Add (deduct):
   Prior year taxes .......................         --      2      3
   Dividends received deduction ...........         (6)    (4)    (6)
   Unrecognized tax benefits ..............          1     --     --
   Tax - exempt income ....................       (125)    --     --
   Other ..................................         --     (1)    --
                                                 -----   ----   ----
      Total income tax (benefit) expense ..      $(102)  $108   $(11)
                                                 =====   ====   ====

Deferred income tax assets and liabilities result from tax effecting the differences between the financial statement values and income tax values of assets and liabilities at each balance sheet date. Deferred tax assets and liabilities consisted of the following:

                                                     DECEMBER 31,
                                                    -------------
                                                     2010    2009
                                                     ----   -----
                                                    (IN MILLIONS)
DEFERRED TAX ASSETS:
   Policy reserves ..............................    $266   $ 155
   Tax credits ..................................       7       7
   Unearned revenue .............................      16      14
   Other ........................................      --       1
                                                     ----   -----
      Total deferred tax assets .................     289     177
                                                     ----   -----
DEFERRED TAX LIABILITIES:
   Unrealized investment gains on securities ....      69       5
   Deferred policy acquisition costs ............      86     165
   Deferred sales inducements ...................      12      13
   Reinsurance ..................................      82      79
   Securities and other investments .............      20      15
   Intangibles ..................................      15      --
                                                     ----   -----
      Total deferred tax liabilities ............     284     277
                                                     ----   -----
         Net deferred tax assets (liabilities) ..    $  5   $(100)
                                                     ====   =====

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

At December 31, 2010 and 2009, the Company had no operating loss carryforwards. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company made income tax payments of $49 million, $7 million, and $32 million in 2010, 2009, and 2008, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and in NY. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by taxing authorities for years before 2004.

The Internal Revenue Service ("IRS") completed its examination of the Company's income tax returns for years 2004 through 2005 in July 2009. The Company filed protests with the IRS Appeals Division of various adjustments raised by the IRS in its examinations of these years. The examination of the 2006 and 2007 tax years began in November 2009.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                                   DECEMBER 31,
                                                                  -------------
                                                                   2010   2009
                                                                   ----   ----
                                                                  (IN MILLIONS)
Beginning balance .............................................    $17    $16
Additions based on tax positions related to the current year ..      2      2
Reductions for tax positions of prior years ...................     (4)    (1)
                                                                   ---    ---
Ending balance ................................................    $15    $17
                                                                   ===    ===

Included in the balance as of December 31, 2010 and 2009, respectively, are $15 million and $17 million of unrecognized benefits that, if recognized, would affect the Company's effective tax rate.

Included in the balance as of December 31, 2010 and 2009, respectively are no tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest or penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of taxes to an earlier period.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense (part of other operating costs and expenses) and penalties in income tax expense. During the years ended December 31, 2010, 2009, and 2008, the Company recognized approximately $1 million, $1 million, and $(1) million in interest expense, respectively. The Company had approximately $3 million and $2 million accrued for interest as of December 31, 2010 and 2009, respectively. The Company did not recognize any material amounts of penalties during the years ended December 31, 2010, 2009, and 2008.

NOTE 5 -- RELATED PARTY TRANSACTIONS

REINSURANCE TRANSACTIONS

On January 1, 2010, the assets supporting the NY business were transferred from JHUSA to the Company. The transfer included participating traditional life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions. The January 1, 2010 impact of these transfers on the Company's Balance Sheet was an increase in total assets and total liabilities of $7,489 million and $7,364 million, respectively. There was no pre-tax impact at the time of transfer; revenues were offset against expenses of $1,023 million. The Company recorded a $125 million tax benefit related to this transfer. As of January 1, 2010, the Company recorded $56 million related to VOBA and recorded $8 million of VOBA amortization in the Statement of Operations for the year ended December 31, 2010. As of December 31, 2010, the Company reported a receivable from JHUSA of $289 million and a payable to JHUSA of $325 million which was reported with amounts due from and amounts due to affiliates, respectively.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

The NY business related to the closed block was transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance funds withheld agreement. As the reinsurance agreements do not subject the reinsurer to reasonable possibility of significant loss, they are classified as financial reinsurance and given deposit-type accounting treatment. The Company retained the invested assets supporting this block of business and $2,133 million is included in amounts due to affiliates on the Balance Sheet as of December 31, 2010.

Effective January 1, 2010, the Company entered into a partition and novation reinsurance agreement with an affiliate, John Hancock Reassurance Company Limited ("JHRECO"), to reinsure 20% of the risk related to payout annuity policies issued January 1, 2008 through September 30, 2008 and 65% of the risk related to payout annuity policies issued prior to January 1, 2008. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company. Under the terms of the agreement, the Company recorded a modified coinsurance reserve adjustment of $14 million, which reduced benefits to policyholders in the Statements of Operations for the year ended December 31, 2010. As of December 31, 2010, the Company also recorded $4 million related to the cost of reinsurance, which was reported with reinsurance recoverable on the Balance Sheets. The cost of reinsurance is being amortized into income through benefits to policyholders over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

SERVICE AGREEMENTS

The Company has formal service agreements with JHUSA. Under these agreements, the Company will pay investment and operating expenses incurred by JHUSA on behalf of the Company. Services provided under the agreements include legal, personnel, marketing, investment, and certain other administrative services and are billed based on intercompany cost allocations. Costs incurred under the agreements were $65 million, $41 million, and $47 million for the years ended December 31, 2010, 2009, and 2008, respectively. As of December 31, 2010 and 2009, the Company had accrued payables of $10 million and $12 million, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company's Balance Sheets may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Effective December 28, 2009, in connection with the hedging risks associated with the Company's variable annuity products, the Company has entered into an Asset & Liability Management Services Agreement with MLI, pursuant to which MLI performs certain asset and liability management services in connection with the hedging program. The fees for services provided under this agreement shall be determined at fair market value. Costs incurred under this agreement were $1 million, and $0 million, for the years ended December 31, 2010 and 2009, respectively. As of December 31, 2010 and 2009, the Company had no accrued payables.

CAPITAL STOCK TRANSACTIONS

On March 30, 2009, the Company received a $282 million capital contribution from JHUSA in exchange for one share of common stock. The amount included $84 million in cash and fixed maturities with a fair value of $216 million, reduced by a deferred tax liability of $18 million. The deferred tax liability was recognized as the fixed maturities contributed had a cost basis of $164 million.

On December 21, 2009, the Company received a capital contribution from JHUSA of $200 million in cash.

OTHER

The Company has entered into an Amended and Restated Underwriting and Distribution Agreement with John Hancock Distributors, LLC ("JHD"), effective December 1, 2009, pursuant to which JHD is appointed as the principal underwriter and exclusive distributor of the variable annuity, variable life and other products issued by the Company. This agreement replaced and superseded the previous Underwriting and Distribution Agreement dated January 1, 2002 between the parties. For the years ended December 31, 2010, 2009, and 2008, the Company was billed by JHD for underwriting commissions of $101 million, $100 million, and $130 million, respectively. The Company had accrued payables for services provided of $5 million and $4 million at December 31, 2010 and 2009, respectively.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

The Company had receivables from JHIMS relating to distributions of $15 million and $13 million, which were included in accrued investment income at December 31, 2010 and 2009, respectively.

The Company participates in a liquidity pool operated by JHUSA, in which affiliates can invest excess cash. Terms of participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool Agreement effective January 1, 2010. The Company had $401 million and $139 million invested in this pool at December 31, 2010 and 2009, respectively, which were included in cash and cash equivalents on the Company's Balance Sheets.

NOTE 6 -- REINSURANCE

The effect of reinsurance on life and fixed and variable annuity premiums earned was as follows:

                                          DECEMBER 31,
                                     ----------------------
                                      2010     2009    2008
                                     ------   -----   -----
                                        (IN MILLIONS)
Direct ...........................   $  220    $100    $ 70
Assumed ..........................    1,090      --      --
Ceded ............................     (111)    (73)    (52)
                                     ------    ----    ----
   Net life and fixed and variable
      annuity premiums earned ....   $1,199    $ 27    $ 18
                                     ======    ====    ====

For the years ended December 31, 2010, 2009 and 2008, benefits to policyholders under life and annuity ceded reinsurance contracts were $164 million, $65 million, and $52 million, respectively.

At December 31, 2010, the Company had treaties with 26 reinsurers (23 non-affiliated and 3 affiliated). The per policy life risk retained by the Company is capped at a maximum of $30 million on single life policies and $35 million on survivorship life policies. The previous limit of $100 thousand, which was revised as a consequence of the transfer of NY business, continues to apply to policies and reinsurance agreements in-force as at December 31, 2009. In 2010, recoveries under these agreements totaled $72 million on $107 million of death claims. In 2009, recoveries under these agreements totaled $40 million on $48 million of death claims. In 2008, recoveries under these agreements totaled $28 million on $35 million of death claims.

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

NOTE 7 -- PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

The Company participates in a funded qualified defined benefit plan (the "Plan"). Effective January 1, 2008, the John Hancock Financial Services, Inc. Pension Plan was renamed the John Hancock Pension Plan. Pursuant to the merger of JHFS into MIC, as discussed in Note 1, JHFS ceased to exist, and sponsorship of the Plan transferred to JHUSA effective January 1, 2010. Effective December 31, 2010, sponsorship of the Plan transferred to MIC. Historically, pension benefits were calculated utilizing a traditional formula. Under the traditional formula, benefits were provided based upon length of service and final average compensation. As of January 1, 2002, the defined benefit pension plan was amended to a cash balance basis. Under the cash balance formula, participants are credited with benefits equal to a percentage of eligible pay, as well as interest. In addition, early retirement benefits are subsidized for certain grandfathered participants. The costs associated with the Plan were charged to the Company and were not material for the years ended December 31, 2010, 2009, and 2008, respectively.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

The Company participates in a postretirement medical and life insurance benefit plan for its retired employees and their spouses. Sponsorship of this plan transferred to JHUSA effective January 1, 2010. Effective December 31, 2010, sponsorship of this plan transferred to MIC. Certain employees hired prior to 2005 who meet age and service criteria may be eligible for these postretirement benefits in accordance with the plan's provisions. The majority of retirees contribute a portion of the total cost of postretirement medical benefits. Life insurance benefits are based on final compensation subject to the plan maximum.

The employee welfare plan was amended effective January 1, 2007, whereby participants who had not reached a certain age and years of service with the Company were no longer eligible for such Company contributory benefits. Also the number of years of service required to be eligible for the benefit was increased to 15 years. The future retiree life insurance coverage amount was frozen as of December 31, 2006. The costs associated with other postretirement benefits were charged to the Company and were not material for the years ended December 31, 2010, 2009, and 2008, respectively.

The Company participates in a qualified defined contribution plan. Sponsorship of this plan transferred to JHUSA effective January 1, 2010. The costs associated with the defined contribution plan were charged to the Company and were not material for the years ended December 31, 2010, 2009, and 2008, respectively.

NOTE 8 -- COMMITMENTS AND LEGAL PROCEEDINGS

COMMITMENTS. The Company has extended commitments to purchase U.S. private debt and to issue mortgage loans on real estate totaling $30 million and $4 million, respectively, at December 31, 2010. If funded, loans related to real estate mortgages would be fully collateralized by the mortgaged properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. Approximately half of these commitments expire in 2011, and the remainder expire in 2013.

The Company leases office space under operating lease agreements, which will expire in March of 2012. Rental expenses were $62 thousand, $75 thousand, and $75 thousand for each of the years ended December 31, 2010, 2009, and 2008, respectively.

The future minimum lease payments by year and in the aggregate, under the remaining operating leases are presented below:

                                     OPERATING
                                      LEASES
                                  --------------
                                  (IN THOUSANDS)
2011 ..........................         $52
2012 ..........................          13
                                        ---
Total minimum lease payments ..         $65
                                        ===

LEGAL PROCEEDINGS. The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products and as a taxpayer. In addition, the NY State Insurance Department, the NY Attorney General, the SEC, the Financial Industry Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTE 9 -- SHAREHOLDER'S EQUITY

CAPITAL STOCK

The Company has one class of capital stock, common stock. All of the outstanding common stock of the Company is owned by its parent, JHUSA.

ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income were as follows:

                                                                     NET          ACCUMULATED
                                                                  UNREALIZED         OTHER
                                                                  INVESTMENT     COMPREHENSIVE
                                                                GAINS (LOSSES)       INCOME
                                                                --------------   -------------
                                                                         (IN MILLIONS)
BALANCE AT JANUARY 1, 2008 ..................................        $ 11             $ 11
Gross unrealized investment gains (net of deferred income
   tax expense of $15 million) ..............................          29               29
Reclassification adjustment for gains realized in net
   income (net of deferred income tax benefit of
   $2 million) ..............................................          (5)              (5)
Adjustment for deferred policy acquisition costs and
   deferred sales inducements and unearned revenue
   liability (net of deferred income tax benefit of $3
   million) .................................................          (5)              (5)
Adjustment for policyholder liabilities (net of deferred
   income tax benefit of $2 million) ........................          (3)              (3)
                                                                     ----             ----
Net unrealized investment gains .............................          16               16
                                                                     ----             ----
BALANCE AT DECEMBER 31, 2008 ................................        $ 27             $ 27
                                                                     ====             ====
Gross unrealized investment losses (net of deferred income
   tax benefit of $14 million) ..............................        $(26)            $(26)
Reclassification adjustment for gains realized in net
   income (net of deferred income tax benefit of
   $1 million) ..............................................          (1)              (1)
Adjustment for deferred policy acquisition costs, deferred
   sales inducements and unearned revenue liability (net of
   deferred income tax expense of $1 million) ...............           2                2
Adjustment for policyholder liabilities (net of deferred
   income tax expense of $1 million) ........................           3                3
                                                                     ----             ----
Net unrealized investment losses ............................         (22)             (22)
                                                                     ----             ----
BALANCE AT DECEMBER 31, 2009 ................................        $  5             $  5
                                                                     ====             ====
Gross unrealized investment gains (net of deferred income
   tax expense of $73 million) ..............................        $134             $134
Reclassification adjustment for gains realized in net
   income (net of deferred income tax benefit of
   $1 million) ..............................................          (1)              (1)
Adjustment for deferred policy acquisition costs, deferred
   sales inducements, value of business acquired, and
   unearned revenue liability (net of deferred income tax
   benefit of $5 million) ...................................         (12)             (12)
                                                                     ----             ----
Net unrealized investment gains .............................         121              121
                                                                     ----             ----
BALANCE AT DECEMBER 31, 2010 ................................        $126             $126
                                                                     ====             ====

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Net unrealized investment gains (losses) included on the Company's Balance Sheets as a component of shareholder's equity are summarized below:

                                                              DECEMBER 31,
                                                           ------------------
                                                           2010   2009   2008
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Balance, end of year comprises:
   Unrealized investment gains on:
      Fixed maturities .................................   $219    $14    $56
                                                           ----    ---    ---
   Total ...............................................    219     14     56
Amounts of unrealized investment losses attributable to:
      Deferred policy acquisition costs, deferred
         sales inducements, value of business
         acquired, and unearned revenue liability ......    (23)    (6)    (9)
      Policyholder liabilities .........................     (1)    (1)    (5)
      Deferred income taxes ............................    (69)    (2)   (15)
                                                           ----    ---    ---
   Total ...............................................    (93)    (9)   (29)
                                                           ----    ---    ---
Net unrealized investment gains ........................   $126    $ 5    $27
                                                           ====    ===    ===

STATUTORY RESULTS

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile, which is NY.

The Company's statutory net (loss) income for the years ended December 31, 2010, 2009, and 2008 was $(41) million (unaudited), $310 million, and $(329) million, respectively.

The Company's statutory capital and surplus as of December 31, 2010 and 2009 was $976 million (unaudited) and $1,017 million, respectively.

Under NY insurance law, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Superintendent of Insurance (the "Superintendent"). NY law also limits the aggregate amount of dividends a life insurer may pay in any calendar year, without the prior permission of the Superintendent, to the lesser of (i) 10% of its statutory policyholders' surplus as of the immediately preceding calendar year or (ii) the company's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. The Company paid shareholder dividends to JHUSA in the amount of $100 million, $0 million, and $0 million for the years ended December 31, 2010, 2009, and 2008, respectively.

NOTE 10 -- SEGMENT INFORMATION

The Company operates in the following three business segments: (1) Insurance,
(2) Wealth Management, which primarily serve retail customers, and (3)
Corporate.

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets, and distribution channels.

INSURANCE SEGMENT. Offers a variety of individual life insurance products, including participating whole life, term life, universal life, and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing.

WEALTH MANAGEMENT SEGMENT. Offers individual and group annuities contracts. Individual annuities consist of fixed deferred annuities, fixed immediate annuities and variable annuities. These products are distributed through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

This segment also offers a variety of retirement products to qualified defined benefit plans, defined contribution plans, and non-qualified buyers, including guaranteed investment contracts, funding agreements, single premium annuities, and general account participating annuities and fund-type products. These contracts provide non-guaranteed, partially guaranteed, and fully guaranteed investment options through general and separate account products. These products are distributed through a combination of dedicated regional representatives, pension consultants, and investment professionals.

CORPORATE. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the reporting segments.

The accounting policies of the segments are the same as those described in Note 1 -- Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following table summarizes selected financial information by segment for the periods indicated:

                                                                  WEALTH
                                                    INSURANCE   MANAGEMENT   CORPORATE    TOTAL
                                                    ---------   ----------   ---------   -------
                                                                    (IN MILLIONS)
2010
   Revenues from external customers .............    $  327       $ 1,156     $   (3)    $ 1,480
   Net investment income ........................        40           224        198         462
   Net realized investment and other losses .....       (75)         (104)        (8)       (187)
                                                     ------       -------     ------     -------
   Revenues .....................................    $  292       $ 1,276     $  187     $ 1,755
                                                     ======       =======     ======     =======
   Net income ...................................    $   21       $    39     $  121     $   181
                                                     ======       =======     ======     =======
SUPPLEMENTAL INFORMATION:
   Equity in net income of investees accounted
      for by the equity method ..................    $    1       $    24     $  141     $   166
   Carrying value of investments accounted
      for under the equity method ...............        --            --          1           1
   Amortization of deferred policy acquisition
      costs, deferred sales inducements, and
      value of business acquired ................        41            27         --          68
   Income tax (benefit) expense .................      (106)          (60)        64        (102)
   Segment assets ...............................    $4,469       $12,358     $1,714     $18,541

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                                                          WEALTH
                                                                            INSURANCE   MANAGEMENT   CORPORATE    TOTAL
                                                                            ---------   ----------   ---------   ------
                                                                                             (IN MILLIONS)
2009
   Revenues from external customers .....................................      $132       $   93       $   --    $  225
   Net investment income ................................................        17           19          137       173
   Net realized investment and other gains ..............................         1           --           --         1
                                                                               ----       ------       ------    ------
   Revenues .............................................................      $150       $  112       $  137    $  399
                                                                               ====       ======       ======    ======
   Net (loss) income ....................................................      $(13)      $  134       $   88    $  209
                                                                               ====       ======       ======    ======
SUPPLEMENTAL INFORMATION:
   Equity in net income of investees accounted for by the equity
      method ............................................................      $ --       $   20       $  107    $  127
   Carrying value of investments accounted for under the equity method ..        --           --            1         1
   Amortization of deferred policy acquisition costs and deferred
      sales inducements .................................................        23           91           --       114
   Income tax (benefit) expense .........................................        (7)          68           47       108
   Segment assets .......................................................      $869       $7,037       $1,564    $9,470

                                                                                          WEALTH
                                                                            INSURANCE   MANAGEMENT   CORPORATE   TOTAL
                                                                            ---------   ----------   ---------   -----
                                                                                             (IN MILLIONS)
2008
   Revenues from external customers .....................................      $ 82        $ 98         $ --     $180
   Net investment income ................................................        12          24          138      174
   Net realized investment and other gains (losses) .....................        10           1           (1)      10
                                                                               ----        ----         ----     ----
   Revenues .............................................................      $104        $123         $137     $364
                                                                               ====        ====         ====     ====
   Net (loss) income ....................................................      $ (5)       $(91)        $ 86     $(10)
                                                                               ====        ====         ====     ====
SUPPLEMENTAL INFORMATION:
   Equity in net income of investees accounted for by the equity
      method ............................................................      $ --        $ 21         $116     $137
   Carrying value of investments accounted for under the equity method ..        --          --            1        1
   Amortization of deferred policy acquisition costs and deferred
      sales inducements .................................................        (8)        (27)          --      (35)
   Income tax (benefit) expense .........................................        (3)        (59)          51      (11)

The Company operates primarily in the United States and has no reportable major customers.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTE 11 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments. Fair values have been determined by using available market information and the valuation methodologies described below.

                                                                             DECEMBER 31,
                                                               --------------------------------------
                                                                      2010                 2009
                                                               ------------------   -----------------
                                                               CARRYING     FAIR    CARRYING    FAIR
                                                                 VALUE     VALUE      VALUE     VALUE
                                                               --------   -------   --------   ------
                                                                           (IN MILLIONS)
ASSETS:
   Fixed maturities:
      Available-for-sale ...................................    $ 7,813   $ 7,813    $1,235    $1,235
      Held-for-trading .....................................        410       410        --        --
   Mortgage loans on real estate ...........................        806       838        --        --
   Policy loans ............................................        112       112        55        55
   Short-term investments ..................................         67        67       107       107
   Cash and cash equivalents ...............................        445       445       669       669
   Derivatives:
      Interest rate swap agreements ........................         24        24        --        --
      Embedded derivatives .................................         47        47        41        41
   Separate account assets .................................      7,351     7,351     6,648     6,648
                                                                -------   -------    ------    ------
TOTAL ASSETS ...............................................    $17,075   $17,107    $8,755    $8,755
                                                                =======   =======    ======    ======
LIABILITIES:
   Guaranteed investment contracts and funding agreements ..    $ 2,020   $ 1,988    $   --    $   --
   Fixed-rate deferred and immediate annuities .............        765       784         3         3
   Supplementary contracts without life contingencies ......          5         5        --        --
   Derivatives:
      Interest rate swap agreements ........................         33        33        --        --
      Embedded derivatives .................................        148       148        53        53
                                                                -------   -------    ------    ------
TOTAL LIABILITIES ..........................................    $ 2,971   $ 2,958    $   56    $   56
                                                                =======   =======    ======    ======

ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. The exit value assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale.

ASC 820 effectively created the following two primary categories of financial instruments for the purpose of fair value disclosure:

- Financial Instruments Measured at Fair Value and Reported in the Balance Sheets - This category includes assets and liabilities measured at fair value on a recurring and nonrecurring basis. Financial instruments measured on a recurring basis include fixed maturities, short-term investments, derivatives and separate account assets. Assets and liabilities measured at fair value on a nonrecurring basis include mortgage loans, which are reported at fair value only in the period in which an impairment is recognized.

- Other Financial Instruments Not Reported at Fair Value - This category includes assets and liabilities which do not require the additional ASC 820 disclosures, as follows:

MORTGAGE LOANS ON REAL ESTATE - The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

POLICY LOANS - These loans are carried at unpaid principal balances, which approximate their fair values.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

CASH AND CASH EQUIVALENTS - The carrying values for cash and cash equivalents approximate fair value due to the short-term maturities of these instruments.

FIXED-RATE DEFERRED AND IMMEDIATE ANNUITIES - The fair value of these financial instruments is estimated by projecting multiple stochastically generated interest rate scenarios under a risk neutral environment reflecting inputs (interest rates, volatility, etc.) observable at the valuation date. The fair value of fixed immediate annuities is determined by projecting cash flows and discounting at current corporate rates, defined as U.S. Treasury rates plus MFC's corporate spread. The fair value attributable to credit risk represents the present value of the spread.

GUARANTEED INVESTMENT CONTRACTS AND FUNDING AGREEMENTS - The fair value associated with these financial instruments is determined by projecting cash flows and discounting at current corporate rates, defined as U.S. Treasury rates plus MFC's corporate spread. The fair value attributable to credit risk represents the present value of the spread.

FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON THE BALANCE SHEETS

VALUATION HIERARCHY

Following ASC 820 guidance, the Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

- Level 1 - Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Level 1 assets primarily include separate account assets.

- Level 2 - Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.) and inputs that are derived from or corroborated by observable market data. Most debt securities and some short-term investments are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs.

- Level 3 - Fair value measurements using significant non market observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Embedded derivatives related to reinsurance agreements or product guarantees are included in this category.

DETERMINATION OF FAIR VALUE

The valuation methodologies used to determine the fair values of assets and liabilities under ASC 820 reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. When available, the Company uses quoted market prices to determine fair value and classifies such items within Level 1. If quoted market prices are not available, fair value is based upon valuation techniques which discount expected cash flows utilizing independent market observable interest rates based on the credit quality and duration of the instrument. Items valued using models are classified according to the lowest level input that is significant to the valuation. Thus, an item may be classified in Level 3 even though significant market observable inputs are used.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

FIXED MATURITIES

For fixed maturities, including corporate, US Treasury, foreign government and obligations of states and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility and prepayment speeds. These fixed maturities are classified within Level 2. Fixed maturities with significant pricing inputs which are unobservable are classified within Level 3.

SHORT-TERM INVESTMENTS

Short-term investments are comprised of securities due to mature within one year of the date of purchase that are traded in active markets and are classified within Level 1, as fair values are based on quoted market prices. Securities such as commercial paper and discount notes are classified within Level 2 because these securities are typically not actively traded due to their short maturities and, as such, their cost generally approximates fair value.

DERIVATIVES

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter ("OTC") derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company's derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives which are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves; however, certain OTC derivatives may rely on inputs that are significant to the fair value, but are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

EMBEDDED DERIVATIVES

As defined in ASC 815, the Company holds assets and liabilities classified as embedded derivatives, which are reported separately on the Balance Sheets. Those assets include guaranteed minimum income benefits that are ceded under modified coinsurance reinsurance arrangements ("Reinsurance GMIB Assets"). Liabilities include policyholder benefits offered under variable annuity contracts such as GMWB with a term certain and embedded reinsurance derivatives.

Embedded derivatives are recorded in the Balance Sheets at fair value, separately from their host contract, and the change in their fair value is reflected in net income. Many factors including, but not limited to, market conditions, credit ratings, variations in actuarial assumptions regarding policyholder liabilities and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income.

The fair value of embedded derivatives is estimated as the present value of future benefits less the present value of future fees. The fair value calculation includes assumptions for risk margins including nonperformance risk.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Risk margins are established to capture the risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, persistency, partial withdrawal and surrenders. The establishment of these actuarial assumptions, risk margins, nonperformance risk, and other inputs requires the use of significant judgment.

Nonperformance risk refers to the risk that the obligation will not be fulfilled and affects the value of the liability. The fair value measurement assumes that the nonperformance risk is the same before and after the transfer. Therefore, fair value reflects the reporting entity's own credit risk.

Nonperformance risk for liabilities held by the Company is based on MFC's own credit risk, which is determined by taking into consideration publicly available information relating to MFC's debt as well as its claims paying ability. Nonperformance risk is also reflected in the Reinsurance GMIB assets held by the Company. The credit risk of the reinsurance companies is most representative of the nonperformance risk for Reinsurance GMIB assets, and is derived from publicly available information relating to the reinsurance companies' publicly issued debt.

The fair value of embedded derivatives related to reinsurance agreements is determined based on a total return swap methodology. These total return swaps are reflected as assets or liabilities on the Balance Sheets representing the difference between the statutory book value and fair value of the related modified coinsurance assets with ongoing changes in fair value recorded in net realized investment and other (losses) gains. The fair value of the underlying assets is based on the valuation approach for similar assets described herein.

SEPARATE ACCOUNT ASSETS

Separate account assets are reported at fair value and reported as a summarized total on the Balance Sheets in accordance with SOP No. 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," which is now incorporated into ASC 944. The fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. Assets owned by the Company's separate accounts primarily include investments in mutual funds, short-term investments, and cash and cash equivalents.

The fair value of mutual fund investments is based upon quoted market prices or reported net asset values ("NAV"). Open-ended mutual fund investments that are traded in an active market and have a publically available price are included in Level 1. The fair values of short-term investments and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the Company's general account.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis by ASC 820 fair value hierarchy levels, as of December 31, 2010 and 2009.

                                                                         DECEMBER 31, 2010
                                                            ----------------------------------------
                                                              TOTAL
                                                            FAIR VALUE   LEVEL 1   LEVEL 2   LEVEL 3
                                                            ----------   -------   -------   -------
                                                                          (IN MILLIONS)
ASSETS:
   Fixed maturities available-for-sale:
      Corporate securities ..............................     $ 5,183     $   --    $4,928     $255
      Commercial mortgage-backed securities .............         961         --       951       10
      Collateralized debt obligations ...................          10         --        10       --
      Other asset-backed securities .....................          63         --        63       --
      U.S. Treasury securities and obligations of U.S. ..
         government corporations and agencies ...........       1,301         --     1,301       --
      Obligations of states and political subdivisions ..         214         --       207        7
      Debt securities issued by foreign governments .....          81         --        81       --
                                                              -------     ------    ------     ----
   Total fixed maturities available-for-sale ............       7,813         --     7,541      272
   Fixed maturities held-for-trading:
      Corporate securities ..............................         246         --       243        3
      Commercial mortgage-backed securities .............          81         --        81       --
      Collateralized debt obligations ...................          --         --        --       --
      Other asset-backed securities .....................           3         --         3       --
      U.S. Treasury securities and obligations of U.S. ..
         government corporations and agencies ...........          67         --        67       --
      Obligations of states and political subdivisions ..          12         --        12       --
      Debt securities issued by foreign governments .....           1         --         1       --
                                                              -------     ------    ------     ----
   Total fixed maturities held-for-trading ..............         410         --       407        3
   Short-term investments ...............................          67         --        67       --
   Derivative assets ....................................          24         --        24       --
   Separate account assets (2) ..........................       7,351      7,351        --       --
   Embedded derivatives (1) .............................          47         --        --       47
                                                              -------     ------    ------     ----
TOTAL ASSETS AT FAIR VALUE ..............................     $15,712     $7,351    $8,039     $322
                                                              =======     ======    ======     ====
LIABILITIES:
   Derivative liabilities ...............................          33         --        33       --
   Embedded derivatives (1) .............................         148         --       111       37
                                                              -------     ------    ------     ----
TOTAL LIABILITIES AT FAIR VALUE .........................     $   181     $   --    $  144     $ 37
                                                              =======     ======    ======     ====

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTE 11 -- FAIR VALUE OF FINANCIAL INSTRUMENTS - (CONTINUED)

                                                                            DECEMBER 31, 2009
                                                                ----------------------------------------
                                                                  TOTAL
                                                                FAIR VALUE   LEVEL 1   LEVEL 2   LEVEL 3
                                                                ----------   -------   -------   -------
                                                                              (IN MILLIONS)
ASSETS:
   Fixed maturities:
      Corporate securities...................................     $  623      $   --    $  623     $--
      U.S. Treasury securities and obligations of U.S.
         government corporations and agencies................        479          --       479      --
      Obligations of states and political subdivisions.......         31          --        31      --
      Debt securities issued by foreign governments..........        102          --       102      --
   Short-term investments....................................        107          --       107      --
   Separate account assets (2)...............................      6,648       6,648        --      --
   Embedded derivatives (1)..................................         41          --        --      41
                                                                  ------      ------    ------     ---
TOTAL ASSETS AT FAIR VALUE...................................     $8,031      $6,648    $1,342     $41
                                                                  ======      ======    ======     ===
LIABILITIES:
   Embedded derivatives (1)..................................     $   53      $   --    $   --     $53
                                                                  ------      ------    ------     ---
TOTAL LIABILITIES AT FAIR VALUE..............................     $   53      $   --    $   --     $53
                                                                  ======      ======    ======     ===

(1) Derivative assets and liabilities are presented gross to reflect the presentation in the Balance Sheets, but are presented net for purposes of the Level 3 roll forward in the following table.

     Embedded derivatives related to fixed maturities and reinsurance contracts are reported as part of the derivative asset or liability on the Balance Sheets. Embedded derivatives related to benefit guarantees are reported as part of the reinsurance recoverable or future policy benefits on the Balance Sheets. Embedded derivatives related to participating pension contracts are reported as part of future policy benefits on the Balance Sheets.

(2) Separate account assets are recorded at fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets as prescribed by ASC 944.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTE 11 -- FAIR VALUE OF FINANCIAL INSTRUMENTS - (CONTINUED)

LEVEL 3 FINANCIAL INSTRUMENTS

The changes in Level 3 financial instruments measured at fair value on a recurring basis for the years ended December 31, 2010 and 2009 are summarized as follows:

                                                                                                                       CHANGE IN
                                                                                                                      UNREALIZED
                                                   NET REALIZED                                                     GAINS (LOSSES)
                                                    /UNREALIZED                                                        INCLUDED
                                                  GAINS (LOSSES)                         TRANSFERS                    IN EARNINGS
                                                   INCLUDED IN:        PURCHASES,     --------------                      ON
                                   BALANCE AT   ------------------   ISSUANCES, AND    INTO   OUT OF   BALANCE AT     INSTRUMENTS
                                   JANUARY 1,                AOCI      SETTLEMENTS    LEVEL    LEVEL    DECEMBER         STILL
                                      2010       EARNINGS     (2)         (NET)       3 (3)    3 (3)    31, 2010         HELD
                                  -----------   ---------   ------   --------------   -----   ------   ----------   --------------
                                                                            (IN MILLIONS)
Fixed maturities
   available-for-sale:
   Corporate debt securities         $ --        $(2)(1)     $14         $233        $26        $(16)         $255         $--
   Commercial mortgage-backed
      securities ...............       --         --          --           11         --          (1)           10          --
   Obligations of states and
      political subdivisions ...       --         --          --           29          7         (29)            7          --
                                     ----        ---         ---         ----        ---        ----          ----         ----
Total fixed maturities
   available-for-sale ..........       --         (2)         14          273         33         (46)          272          --
Fixed maturities held-for-
   trading:
   Corporate debt securities ...       --         --          --            4         --          (1)            3          --
                                     ----        ---         ---         ----        ---        ----          ----        ----
Total fixed maturities
   held-for-trading ............       --         --          --            4         --          (1)            3          --
Net embedded derivatives .......      (12)        22(4)       --           --         --          --            10          22
                                    -----        ---         ---         ----        ---        ----          ----        -----
TOTAL ..........................    $ (12)       $20         $14         $277        $33        $(47)         $285        $ 22
                                    =====        ===         ===         ====        ===        ====          ====        =====

                                                                                                                       CHANGE IN
                                                                                                                      UNREALIZED
                                                   NET REALIZED                                                     GAINS (LOSSES)
                                                    /UNREALIZED                                                        INCLUDED
                                                  GAINS (LOSSES)                         TRANSFERS                    IN EARNINGS
                                                   INCLUDED IN:        PURCHASES,     --------------                      ON
                                   BALANCE AT   ------------------   ISSUANCES, AND    INTO   OUT OF   BALANCE AT     INSTRUMENTS
                                   JANUARY 1,                AOCI      SETTLEMENTS    LEVEL    LEVEL    DECEMBER         STILL
                                      2009       EARNINGS     (2)         (NET)       3 (3)    3 (3)    31, 2009         HELD
                                  -----------   ---------   ------   --------------   -----   ------   ----------   --------------
                                                                            (IN MILLIONS)
Net embedded derivatives......      $(235)         $223(4)   $--         $--           $--       $--        $(12)        $223
                                    -----          ----      ---         ---           ---       ---        ----         ----
TOTAL.........................      $(235)         $223      $--         $--           $--       $--        $(12)        $223
                                    =====          ====      ===         ===           ===       ===        ====         ====

(1) This amount is included in net realized investment and other (losses) gains on the Statements of Operations.

(2) This amount is included in accumulated other comprehensive income on the Balance Sheets.

(3) For financial assets that are transferred into and/or out of Level 3, the Company uses the fair value of the assets at the beginning of the reporting period.

(4) This amount is included in benefits to policyholders on the Statements of Operations.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTE 11 -- FAIR VALUE OF FINANCIAL INSTRUMENTS - (CONTINUED)

The Company may hedge positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables above may not reflect the effect of offsetting gains and losses on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories.

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying assets into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that asset, thus eliminating the need to extrapolate market data beyond observable points.

FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A NONRECURRING BASIS

Certain financial assets are reported at fair value on a nonrecurring basis, including investments such as mortgage loans, joint ventures, and limited partnership interests, which are reported at fair value only in the period in which an impairment is recognized. The fair value of these securities is calculated using either models that are widely accepted in the financial services industry or the valuation of collateral underlying impaired mortgages. During the reporting period, there were no assets or liabilities measured at fair value on a nonrecurring basis.

NOTE 12 -- VALUE OF BUSINESS ACQUIRED

The balance of and changes in VOBA as of and for the years ended December 31, were as follows:

                                                             DECEMBER 31,
                                                            -------------
                                                             2010   2009
                                                             ----   ----
                                                            (IN MILLIONS)
Balance, beginning of year...............................    $--     $--
Capitalization (1).......................................     56      --
Amortization.............................................     (8)     --
Change in unrealized investment losses...................     (6)     --
                                                             ---     ---
Balance, end of year.....................................    $42     $--
                                                             ===     ===

(1) Amount transferred from JHUSA on January 1, 2010 in connection with the NY transfer.

The following table provides estimated future amortization (net of tax) for the periods indicated:

                                              VOBA
                                          AMORTIZATION
                                         -------------
                                         (IN MILLIONS)
2011..................................         $7
2012..................................          7
2013..................................          6
2014..................................          3
2015..................................          3

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTE 13 -- CERTAIN SEPARATE ACCOUNTS

The Company issues variable annuity and variable life contracts through its separate accounts for which investment income and investment gains and losses accrue to, and investment risk is borne by, the contract holder. Most contracts contain certain guarantees, which are discussed more fully below.

The assets supporting the variable portion of variable annuities are carried at fair value and reported on the Balance Sheets as separate account assets with an equivalent amount reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue, and changes in liabilities for minimum guarantees are included in benefits to policyholders in the Company's Statements of Operations. For the years ended December 31, 2010 and 2009, there were no gains or losses on transfers of assets from the general account to the separate account.

The deposits related to the variable life insurance contracts are invested in separate accounts, and the Company guarantees a specified death benefit on certain policies if specified premiums on these policies are paid by the policyholder, regardless of separate account performance.

The following table reflects variable life insurance contracts with guarantees held by the Company:

                                                      DECEMBER 31,
                                                      ------------
                                                       2010   2009
                                                       ----   ----
                                                      (IN MILLIONS,
                                                       EXCEPT FOR
                                                           AGE)
LIFE INSURANCE CONTRACTS WITH GUARANTEED BENEFITS
   In the event of death
   Account value...................................     $63    $44
   Net amount at risk related to deposits..........       6      7
   Average attained age of contract holders........      46     45

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, income, and/or withdrawal benefits. Guaranteed Minimum Death Benefit ("GMDB") features guarantee the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or
(d) a combination benefit of (b) and (c) above.

Contracts with Guaranteed Minimum Income Benefit ("GMIB") riders provide a guaranteed lifetime annuity, which may be elected by the contract holder after a stipulated waiting period (ten years), and which may be larger than what the contract account balance would purchase at then-current annuity purchase rates.

Multiple variations of an optional GMWB rider have also been offered by the Company. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of "step-up" provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Unaffiliated reinsurance has been utilized to mitigate risk related to some of the guarantee benefit riders. Hedging has also been utilized to mitigate risk related to some of the GMWB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTE 13 -- CERTAIN SEPARATE ACCOUNTS - (CONTINUED)

The Company had the following variable annuity contracts with guarantees. Amounts at risk are shown net of reinsurance. Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

                                                                 DECEMBER 31,
                                                             -------------------
                                                               2010      2009
                                                              ------   -------
                                                                (IN MILLIONS,
                                                              EXCEPT FOR AGES)
GUARANTEED MINIMUM DEATH BENEFIT
   Return of net deposits
   In the event of death
      Account value ......................................     $1,545   $1,426
      Net amount at risk - net of reinsurance ............         38      103
      Average attained age of contract holders ...........         65       64

   Highest specified anniversary account value minus
   withdrawals post anniversary
   In the event of death
      Account value ......................................     $2,914   $2,827
      Net amount at risk - net of reinsurance ............        154      300
      Average attained age of contract holders ...........         64       64

GUARANTEED MINIMUM INCOME BENEFIT
      Account value ......................................     $  483   $  477
      Net amount at risk - net of reinsurance ............         --       --
      Average attained age of contract holders ...........         61       61

GUARANTEED MINIMUM WITHDRAWAL BENEFIT
      Account value ......................................     $3,036   $2,802
      Net amount at risk .................................        355      470
      Average attained age of contract holders ...........         64       63

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

                                               DECEMBER 31,
                                             ----------------
                                              2010     2009
                                             ------   -------
                                              (IN MILLIONS)
TYPE OF FUND
Equity ...................................   $2,477   $1,907
Balanced .................................    1,290    1,617
Bonds ....................................      571      527
Money Market .............................       79      111
                                             ------   ------
   Total .................................   $4,417   $4,162
                                             ======   ======

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTE 13 -- CERTAIN SEPARATE ACCOUNTS - (CONTINUED)

The following table summarizes the liabilities for guarantees on variable contracts reflected in the general account:

                                               GUARANTEED   GUARANTEED   GUARANTEED
                                                 MINIMUM     MINIMUM      MINIMUM
                                                 DEATH       INCOME      WITHDRAWAL
                                                BENEFIT      BENEFIT      BENEFIT
                                                (GMDB)       (GMIB)        (GMWB)      TOTAL
                                               ----------   ----------   ----------   ------
                                                              (IN MILLIONS)
Balance at January 1, 2010 .................     $ 20          $  6        $  54      $  80
Assumed reserves from NY transfer (1) ......       11            --           --         11
Incurred guarantee benefits ................       (9)           --           --         (9)
Other reserve changes ......................        6            --          (15)        (9)
                                                 ----          ----        -----      -----
Balance at December 31, 2010 ...............       28             6           39         73
Reinsurance recoverable ....................       --           (47)          --        (47)
                                                 ----          ----        -----      -----
Net balance at December 31, 2010 ...........     $ 28          $(41)       $  39      $  26
                                                 ----          ----        -----      -----
Balance at January 1, 2009 .................     $ 36          $ 12        $ 277      $ 325
Incurred guarantee benefits ................      (12)           --           --        (12)
Other reserve changes ......................       (4)           (6)        (223)      (233)
                                                 ----          ----        -----      -----
Balance at December 31, 2009 ...............       20             6           54         80
Reinsurance recoverable ....................       --           (41)          --        (41)
                                                 ----          ----        -----      -----
Net balance at December 31, 2009 ...........     $ 20          $(35)       $  54      $  39
                                                 ====          ====        =====      =====

(1)  Amount assumed from JHUSA on January 1, 2010.

The GMDB gross and ceded reserves, the GMIB gross reserves, and the life contingent portion of the GMWB reserves were determined in accordance with ASC 944, and the GMIB reinsurance recoverable and non-life contingent GMWB gross reserve were determined in accordance with ASC 815.

The Company regularly evaluates estimates used and adjusts the liability balance, with a related charge or credit to benefits to policyholders, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the amounts above at December 31, 2010 and 2009:

     - Data used included 1,000 stochastically generated investment performance scenarios. For ASC 815 calculations, risk neutral scenarios were used.

     - For life products, reserves were established using stochastic modeling of future separate account returns and best estimate mortality, lapse, and premium persistency assumptions, which vary by product.

     - Mean return and volatility assumptions were determined by asset classes. Market consistent observed volatilities were used where available for ASC 815 calculations.

     - Annuity mortality was based on the 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

     - Annuity lapse rates vary by contract type, commission type, duration, and by with or without living benefit or death benefit riders. The lapse rates range from 0.8% to 41.5% for GMDB and 0.3% to 41.5% for GMIB and GMWB.

     - The discount rate is 7% (in-force issued before 2004) or 6.4% (in-force issued after 2003) in the ASC 944 calculations. The discount rates used for ASC 815 calculations are based on the term structure of swap curves with a credit spread based on the credit standing of MFC (for GMWB) and the reinsurers (for GMIB).

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

NOTE 14 -- DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The balance of and changes in deferred policy acquisition costs as of and for the years ended December 31, were as follows:

                                                                 DECEMBER 31,
                                                                 -------------
                                                                 2010    2009
                                                                 -----   -----
                                                                 (IN MILLIONS)
Balance, beginning of year ...................................   $551    $ 553
Capitalization ...............................................     76       97
Amortization (1) .............................................    (58)    (104)
Change in unrealized investment (losses) gains ...............     (9)       4
Adoption of ASC 320, recognition of other-than-temporary
   impairments ...............................................     --        1
                                                                 ----    -----
Balance, end of year .........................................   $560    $ 551
                                                                 ====    =====

The balance of and changes in deferred sales inducements ("DSI") as of and for the years ended December 31, were as follows:

                                                                  DECEMBER 31,
                                                                 -------------
                                                                 2010    2009
                                                                 -----   -----
                                                                 (IN MILLIONS)
Balance, beginning of year ...................................    $37    $ 46
Capitalization ...............................................     --       2
Amortization (1) .............................................     (2)    (10)
Change in unrealized investment gains (losses) ...............     --      (1)
                                                                  ---    -----
Balance, end of year .........................................    $35    $ 37
                                                                  ===    ====

(1) In 2010 and 2009, DAC and DSI amortization includes unlocking due to the estimated gross profit impact arising from the change in benefits to policyholders related to certain separate account guarantees. This unlocking contributed to the overall amortization change during the year.

NOTE 15 -- SUBSEQUENT EVENTS

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2010 financial statements through the date on which the financial statements were issued.

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York Separate Account A December 31, 2010

                 John Hancock Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                                December 31, 2010

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1
Statements of Assets and Liabilities ......................................    4
Statements of Operations and Changes in Contract Owners' Equity ...........   27
Notes to Financial Statements .............................................   76

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
John Hancock Life Insurance Company of New York Separate Account A

We have audited the accompanying statements of assets and liabilities of John Hancock Life Insurance Company of New York Separate Account A, the "Account," comprised of the following sub-accounts,

500 Index Fund B Series NAV
500 Index Series I
500 Index Series II
500 Index Trust Series NAV
Active Bond Series I
Active Bond Series II
All Cap Core Series I
All Cap Core Series II
All Cap Value Series I
All Cap Value Series II
American Asset Allocation Series I
American Asset Allocation Series II
American Blue-Chip Income & Growth Series II
American Blue-Chip Income & Growth Series III
American Bond Series II
American Bond Series III
American Fundamental Holdings Series II
American Global Diversification Series II
American Global Growth Series II
American Global Small Capitalization Series II
American Global Small Capitalization Series III
American Growth Series II
American Growth Series III
American Growth-Income Series I
American Growth-Income Series II
American Growth-Income Series III
American High-Income Bond Series II
American High-Income Bond Series III
American International Series II
American International Series III
American New World Series II
Blue Chip Growth Series I
Blue Chip Growth Series II
Capital Appreciation Series I
Capital Appreciation Series II
Capital Appreciation Value Series II
Core Allocation Plus Series II
Core Allocation Series I
Core Allocation Series II
Core Balanced Series I
Core Balanced Series II
Core Balanced Strategy Series NAV
Core Bond Series II
Core Disciplined Diversification Series II
Core Fundamental Holdings Series II
Core Fundamental Holdings Series III
Core Global Diversification Series II
Core Global Diversification Series III
Core Strategy Series II
Core Strategy Series NAV
Disciplined Diversification Series II
DWS Equity 500 Index
Equity-Income Series I
Equity-Income Series II
Financial Services Series I
Financial Services Series II
Founding Allocation Series II
Fundamental Value Series I
Fundamental Value Series II
Global Bond Series I
Global Bond Series II
Global Trust Series I
Global Trust Series II
Health Sciences Series I
Health Sciences Series II
High Income Series II
High Yield Series I
High Yield Series II
International Core Series I
International Core Series II
International Equity Index A Trust Series I
International Equity Index A Trust Series II
International Equity Index Series NAV
International Opportunities Series II
International Small Company Series I
International Small Company Series II
International Value Series I
International Value Series II

Investment Quality Bond Series I
Investment Quality Bond Series II
Large Cap Series I
Large Cap Series II
Large Cap Value Series I
Large Cap Value Series II
Lifestyle Aggressive Series I
Lifestyle Aggressive Series II
Lifestyle Balanced Series I
Lifestyle Balanced Series II
Lifestyle Conservative Series I
Lifestyle Conservative Series II
Lifestyle Growth Series I
Lifestyle Growth Series II
Lifestyle Moderate Series I
Lifestyle Moderate Series II
Mid Cap Index Series I
Mid Cap Index Series II
Mid Cap Stock Series I
Mid Cap Stock Series II
Mid Value Series I
Mid Value Series II
Money Market Series I
Money Market Series II
Money Market Trust B Series NAV
Mutual Shares Series I
Natural Resources Series II
Optimized All Cap Series II
Optimized Value Series II
PIMCO All Asset
Real Estate Securities Series I
Real Estate Securities Series II
Real Return Bond Series II
Science & Technology Series I
Science & Technology Series II
Short Term Government Income Series I
Short Term Government Income Series II
Small Cap Growth Series II
Small Cap Index Series I
Small Cap Index Series II
Small Cap Opportunities Series I
Small Cap Opportunities Series II
Small Cap Value Series II
Small Company Value Series I
Small Company Value Series II
Smaller Company Growth Series I
Smaller Company Growth Series II
Strategic Income Opportunities Series I
Strategic Income Opportunities Series II
Total Bond Market Trust A Series II
Total Bond Market Trust A Series NAV
Total Return Series I
Total Return Series II
Total Stock Market Index Series I
Total Stock Market Index Series II
Ultra Short Term Bond Series II
Utilities Series I
Utilities Series II
Value Series I
Value Series II
as of December 31, 2010, and the related statements of operations and changes in contract owners' equity for the above mentioned sub-accounts and for the All Cap Growth Series I, All Cap Growth Series II, CGTC Overseas Equity Series II, Pacific Rim Series I, Pacific Rim Series II, Strategic Bond Series I, Strategic Bond Series II, U.S. Government Securities Series I, U.S. Government Securities Series II, and U.S. High Yield Series II sub-accounts (the "closed sub-accounts") for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the underlying Portfolios. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Life Insurance Company of New York Separate Account A at December 31, 2010, and the results of their and the closed sub-accounts' operations and changes in contract owners' equity for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                      /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 30, 2011

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                      500 Index                               500 Index
                                       Fund B     500 Index     500 Index       Trust     Active Bond   Active Bond
                                     Series NAV    Series I     Series II    Series NAV     Series I     Series II
                                     ----------   ----------   -----------   ----------   -----------   -----------
TOTAL ASSETS
Investments at fair value            $6,360,843   $2,586,179   $10,647,992    $958,413     $4,098,943   $47,666,099
                                     ==========   ==========   ===========    ========     ==========   ===========
NET ASSETS
Contracts in accumulation            $6,360,843   $2,586,179   $10,632,717    $958,413     $4,098,943   $47,666,099
Contracts in payout (annuitization)          --           --        15,275          --             --            --
                                     ----------   ----------   -----------    --------     ----------   -----------
Total net assets                     $6,360,843   $2,586,179   $10,647,992    $958,413     $4,098,943   $47,666,099
                                     ==========   ==========   ===========    ========     ==========   ===========
Units outstanding                       597,448      244,336       749,755      54,645        255,460     3,013,411
Unit value                           $    10.65   $    10.58   $     14.20    $  17.54     $    16.05   $     15.82
Shares                                  404,891      234,894       970,647      88,333        422,136     4,903,919
Cost                                 $7,220,440   $2,472,850   $10,162,344    $870,184     $3,963,514   $46,239,860

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                                          American      American
                                       All Cap      All Cap      All Cap      All Cap      Asset         Asset
                                        Core         Core         Value        Value     Allocation    Allocation
                                      Series I     Series II    Series I     Series II    Series I      Series II
                                     ----------   ----------   ----------   ----------   ----------   ------------
TOTAL ASSETS
Investments at fair value            $3,460,680   $1,115,631   $1,724,788   $4,997,742   $8,268,102   $107,550,475
                                     ==========   ==========   ==========   ==========   ==========   ============
NET ASSETS
Contracts in accumulation            $3,460,680   $1,115,631   $1,724,788   $4,997,742   $8,257,635   $107,550,475
Contracts in payout (annuitization)          --           --           --           --       10,467             --
                                     ----------   ----------   ----------   ----------   ----------   ------------
Total net assets                     $3,460,680   $1,115,631   $1,724,788   $4,997,742   $8,268,102   $107,550,475
                                     ==========   ==========   ==========   ==========   ==========   ============
Units outstanding                       222,732       72,091       99,334      272,008      710,831      9,291,199
Unit value                           $    15.54   $    15.48   $    17.36   $    18.37   $    11.63   $      11.58
Shares                                  209,105       67,491      206,561      599,250      750,963      9,768,436
Cost                                 $2,860,620   $1,226,004   $1,666,181   $5,235,554   $6,464,772   $ 97,376,030

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                        American          American                                      American       American
                                        Blue-Chip         Blue-Chip                       American    Fundamental       Global
                                     Income & Growth   Income & Growth   American Bond      Bond        Holdings    Diversification
                                        Series II        Series III        Series II     Series III    Series II       Series II
                                     ---------------   ---------------   -------------   ----------   -----------   ---------------
TOTAL ASSETS
Investments at fair value              $ 9,435,469         $364,714       $92,938,095     $537,656    $80,652,138     $54,657,340
                                       ===========         ========       ===========     ========    ===========     ===========
NET ASSETS
Contracts in accumulation              $ 9,435,469         $364,714       $92,938,095     $537,656    $80,652,138     $54,657,340
Contracts in payout (annuitization)             --               --                --           --             --              --
                                       -----------         --------       -----------     --------    -----------     -----------
Total net assets                       $ 9,435,469         $364,714       $92,938,095     $537,656    $80,652,138     $54,657,340
                                       ===========         ========       ===========     ========    ===========     ===========
Units outstanding                          556,024           30,505         6,924,316       40,945      6,973,611       4,571,948
Unit value                             $     16.97         $  11.96       $     13.42     $  13.13    $     11.57     $     11.95
Shares                                     831,319           32,190         7,693,551       44,582      7,792,477       5,240,397
Cost                                   $11,492,079         $336,682       $96,180,630     $542,857    $69,813,694     $47,416,805

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                          American        American
                                                        Global Small    Global Small     American     American
                                      American Global  Capitalization  Capitalization     Growth       Growth    American Growth-
                                     Growth Series II     Series II      Series III      Series II   Series III   Income Series I
                                     ----------------  --------------  --------------  ------------  ----------  ----------------
TOTAL ASSETS
Investments at fair value               $13,941,723      $5,291,796        $10,304     $137,648,718   $254,348      $8,666,179
                                        ===========      ==========        =======     ============   ========      ==========
NET ASSETS
Contracts in accumulation               $13,941,723      $5,291,796        $10,304     $137,637,047   $254,348      $8,666,179
Contracts in payout (annuitization)              --              --             --           11,671         --              --
                                        -----------      ----------        -------     ------------   --------      ----------
Total net assets                        $13,941,723      $5,291,796        $10,304     $137,648,718   $254,348      $8,666,179
                                        ===========      ==========        =======     ============   ========      ==========
Units outstanding                         1,145,847         454,695            822        7,522,530     20,995         504,702
Unit value                              $     12.17      $    11.64        $ 12.54     $      18.30   $  12.11      $    17.17
Shares                                    1,241,471         523,940          1,019        8,829,295     16,336         582,013
Cost                                    $13,617,770      $4,348,181        $ 7,595     $144,614,316   $225,948      $6,397,999

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                        American       American    American High-  American High-    American       American
                                     Growth-Income  Growth-Income    Income Bond     Income Bond   International  International
                                       Series II      Series III     Series II       Series III      Series II      Series III
                                     -------------  -------------  --------------  --------------  -------------  -------------
TOTAL ASSETS
Investments at fair value             $122,472,507     $20,607       $5,127,047       $274,254      $79,176,836      $222,420
                                      ============     =======       ==========       ========      ===========      ========
NET ASSETS
Contracts in accumulation             $122,462,375     $20,607       $5,127,047       $274,254      $79,176,836      $222,420
Contracts in payout (annuitization)         10,132          --               --             --               --            --
                                      ------------     -------       ----------       --------      -----------      --------
Total net assets                      $122,472,507     $20,607       $5,127,047       $274,254      $79,176,836      $222,420
                                      ============     =======       ==========       ========      ===========      ========
Units outstanding                        7,610,502       1,720          375,058         17,939        3,470,576        18,249
Unit value                            $      16.09     $ 11.98       $    13.67       $  15.29      $     22.81      $  12.19
Shares                                   8,236,214       1,387          469,080         25,138        4,854,496        13,662
Cost                                  $133,475,139     $17,098       $4,790,500       $266,082      $87,575,173      $209,633

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                      American                                         Capital      Capital         Capital
                                      New World     Blue Chip         Blue Chip     Appreciation  Appreciation   Appreciation
                                      Series II  Growth Series I  Growth Series II    Series I      Series II   Value Series II
                                     ----------  ---------------  ----------------  ------------  ------------  ---------------
TOTAL ASSETS
Investments at fair value            $6,674,761    $22,001,609       $17,961,914     $12,339,135   $10,381,711    $22,084,157
                                     ==========    ===========       ===========     ===========   ===========    ===========
NET ASSETS
Contracts in accumulation            $6,674,761    $21,961,997       $17,961,914     $12,339,135   $10,381,711    $22,084,157
Contracts in payout (annuitization)          --         39,612                --              --            --             --
                                     ----------    -----------       -----------     -----------   -----------    -----------
Total net assets                     $6,674,761    $22,001,609       $17,961,914     $12,339,135   $10,381,711    $22,084,157
                                     ==========    ===========       ===========     ===========   ===========    ===========
Units outstanding                       468,445      1,103,152         1,175,177       1,256,921       687,646      1,706,388
Unit value                           $    14.25    $     19.94       $     15.28     $      9.82   $     15.10    $     12.94
Shares                                  485,790      1,086,499           891,410       1,241,362     1,053,981      1,922,033
Cost                                 $5,787,725    $17,617,197       $15,691,269     $11,171,436   $ 9,301,205    $18,278,053

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                        Core
                                     Allocation      Core         Core        Core        Core        Core Balanced
                                        Plus      Allocation   Allocation   Balanced     Balanced    Strategy Series
                                     Series II     Series I     Series II   Series I    Series II          NAV
                                     ----------   ----------   ----------   --------   -----------   ---------------
TOTAL ASSETS
Investments at fair value            $9,097,479     $59,434    $7,737,553   $183,696   $13,941,573      $224,898
                                     ==========     =======    ==========   ========   ===========      ========
NET ASSETS
Contracts in accumulation            $9,097,479     $59,434    $7,737,553   $183,696   $13,941,573      $224,898
Contracts in payout (annuitization)          --          --            --         --            --            --
                                     ----------     -------    ----------   --------   -----------      --------
Total net assets                     $9,097,479     $59,434    $7,737,553   $183,696   $13,941,573      $224,898
                                     ==========     =======    ==========   ========   ===========      ========
Units outstanding                       776,549       3,653       471,067     11,234       839,588        15,082
Unit value                           $    11.72     $ 16.27    $    16.43   $  16.35   $     16.61      $  14.91
Shares                                  834,631       3,731       485,722     11,194       848,544        15,341
Cost                                 $7,236,738     $55,727    $7,247,579   $161,400   $12,916,575      $208,744

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                      Core             Core          Core
                                                   Disciplined     Fundamental   Fundamental     Core Global       Core Global
                                     Core Bond   Diversification     Holdings      Holdings    Diversification   Diversification
                                     Series II      Series II       Series II     Series III      Series II         Series III
                                     ---------   ---------------   -----------   -----------   ---------------   ---------------
TOTAL ASSETS
Investments at fair value             $900,000     $12,674,828     $20,481,928     $19,810       $21,939,663         $157,794
                                      ========     ===========     ===========     =======       ===========         ========
NET ASSETS
Contracts in accumulation             $900,000     $12,674,828     $20,481,928     $19,810       $21,939,663         $157,794
Contracts in payout (annuitization)         --              --              --          --                --               --
                                      --------     -----------     -----------     -------       -----------         --------
Total net assets                      $900,000     $12,674,828     $20,481,928     $19,810       $21,939,663         $157,794
                                      ========     ===========     ===========     =======       ===========         ========
Units outstanding                       59,094         745,797       1,288,391       1,253         1,353,080            9,813
Unit value                            $  15.23     $     17.00     $     15.90     $ 15.81       $     16.21         $  16.08
Shares                                  65,790         751,769       1,301,266       1,260         1,369,517            9,862
Cost                                  $848,811     $11,935,634     $19,252,029     $19,569       $20,827,614         $147,135

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                       Disciplined
                                     Core Strategy   Core Strategy   Diversification   DWS Equity   Equity-Income   Equity-Income
                                       Series II       Series NAV       Series II      500 Index       Series I       Series II
                                     -------------   -------------   ---------------   ----------   -------------   -------------
TOTAL ASSETS
Investments at fair value             $56,653,449       $471,587        $8,972,381     $4,243,191    $29,279,973     $24,674,763
                                      ===========       ========        ==========     ==========    ===========     ===========
NET ASSETS
Contracts in accumulation             $56,653,449       $471,587        $8,972,381     $4,243,191    $29,258,560     $24,674,763
Contracts in payout (annuitization)            --             --                --             --         21,413              --
                                      -----------       --------        ----------     ----------    -----------     -----------
Total net assets                      $56,653,449       $471,587        $8,972,381     $4,243,191    $29,279,973     $24,674,763
                                      ===========       ========        ==========     ==========    ===========     ===========
Units outstanding                       4,192,363         29,704           703,845        216,100      1,009,386       1,619,885
Unit value                            $     13.51       $  15.88        $    12.75     $    19.64    $     29.01     $     15.23
Shares                                  4,460,902         37,221           727,687        322,676      2,111,029       1,782,859
Cost                                  $53,720,326       $408,873        $6,818,990     $4,187,287    $32,068,669     $26,492,205

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                     Financial   Financial    Founding   Fundamental  Fundamental
                                      Services   Services    Allocation     Value        Value     Global Bond
                                      Series I   Series II   Series II     Series I    Series II     Series I
                                     ---------  ----------  -----------  -----------  -----------  -----------
TOTAL ASSETS
Investments at fair value             $843,150  $4,735,385  $93,003,433  $29,715,275  $38,467,246   $3,817,486
                                      ========  ==========  ===========  ===========  ===========   ==========
NET ASSETS
Contracts in accumulation             $843,150  $4,735,385  $93,003,433  $29,702,399  $38,467,246   $3,817,486
Contracts in payout (annuitization)         --          --           --       12,876           --           --
                                      --------  ----------  -----------  -----------  -----------   ----------
Total net assets                      $843,150  $4,735,385  $93,003,433  $29,715,275  $38,467,246   $3,817,486
                                      ========  ==========  ===========  ===========  ===========   ==========
Units outstanding                       63,011     337,796    8,710,530    2,046,036    2,527,288      130,685
Unit value                            $  13.38  $    14.02  $     10.68  $     14.52  $     15.22   $    29.21
Shares                                  71,212     401,644    9,328,328    2,076,539    2,691,900      295,471
Cost                                  $737,035  $4,536,173  $96,227,081  $21,789,513  $36,157,274   $3,787,315

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                     Global Bond  Global Trust  Global Trust  Health Sciences  Health Sciences  High Income
                                       Series II     Series I     Series II       Series I        Series II      Series II
                                     -----------  ------------  ------------  ---------------  ---------------  -----------
TOTAL ASSETS
Investments at fair value            $18,637,399   $9,355,713    $5,009,225      $2,017,251       $6,838,296    $1,162,727
                                     ===========   ==========    ==========      ==========       ==========    ==========
NET ASSETS
Contracts in accumulation            $18,637,399   $9,347,880    $5,009,225      $2,017,251       $6,838,296    $1,162,727
Contracts in payout (annuitization)           --        7,833            --              --               --            --
                                     -----------   ----------    ----------      ----------       ----------    ----------
Total net assets                     $18,637,399   $9,355,713    $5,009,225      $2,017,251       $6,838,296    $1,162,727
                                     ===========   ==========    ==========      ==========       ==========    ==========
Units outstanding                        937,014      361,316       329,717          99,428          320,261        92,392
Unit value                           $     19.89   $    25.89    $    15.19      $    20.29       $    21.35    $    12.58
Shares                                 1,451,511      646,113       346,899         129,727          449,002       162,166
Cost                                 $18,779,379   $9,407,292    $5,980,686      $1,782,047       $6,045,788    $1,448,491

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                                             International   International
                                     High Yield  High Yield  International   International  Equity Index A   Equity Index A
                                      Series I    Series II  Core Series I  Core Series II  Trust Series I  Trust Series II
                                     ----------  ----------  -------------  --------------  --------------  ---------------
TOTAL ASSETS
Investments at fair value            $3,254,178  $7,613,577    $2,106,797     $1,799,690      $2,206,181      $5,687,639
                                     ==========  ==========    ==========     ==========      ==========      ==========
NET ASSETS
Contracts in accumulation            $3,246,408  $7,611,723    $2,100,837     $1,799,690      $2,205,608      $5,687,639
Contracts in payout (annuitization)       7,770       1,854         5,960             --             573              --
                                     ----------  ----------    ----------     ----------      ----------      ----------
Total net assets                     $3,254,178  $7,613,577    $2,106,797     $1,799,690      $2,206,181      $5,687,639
                                     ==========  ==========    ==========     ==========      ==========      ==========
Units outstanding                       175,856     385,269       150,783        111,847         115,358         307,086
Unit value                           $    18.50  $    19.76    $    13.97     $    16.09      $    19.12      $    18.52
Shares                                  547,841   1,264,714       215,639        182,710         199,302         513,325
Cost                                 $4,036,074  $9,453,167    $2,646,809     $2,119,613      $2,668,819      $6,722,143

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                     International   International   International   International   International   International
                                      Equity Index   Opportunities   Small Company   Small Company       Value           Value
                                       Series NAV      Series II        Series I       Series II        Series I       Series II
                                     -------------   -------------   -------------   -------------   -------------   -------------
TOTAL ASSETS
Investments at fair value              $2,866,085      $3,619,551      $3,023,843      $5,826,290      $7,726,084     $15,513,374
                                       ==========      ==========      ==========      ==========      ==========     ===========
NET ASSETS
Contracts in accumulation              $2,866,085      $3,619,551      $3,023,149      $5,826,290      $7,723,996     $15,513,374
Contracts in payout (annuitization)            --              --             694              --           2,088              --
                                       ----------      ----------      ----------      ----------      ----------     -----------
Total net assets                       $2,866,085      $3,619,551      $3,023,843      $5,826,290      $7,726,084     $15,513,374
                                       ==========      ==========      ==========      ==========      ==========     ===========
Units outstanding                         265,456         234,291         203,803         394,175         440,077         798,580
Unit value                             $    10.80      $    15.45      $    14.84      $    14.78      $    17.56     $     19.43
Shares                                    179,918         286,584         287,985         554,885         638,519       1,284,219
Cost                                   $3,206,996      $3,516,581      $2,598,718      $5,014,121      $9,518,884     $18,911,655

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                      Investment     Investment
                                     Quality Bond   Quality Bond    Large Cap     Large Cap      Large Cap        Large Cap
                                       Series I       Series II      Series I     Series II   Value Series I   Value Series II
                                     ------------   ------------   -----------   ----------   --------------   ---------------
TOTAL ASSETS
Investments at fair value             $6,614,026     $26,939,091   $11,493,103   $1,160,245     $  926,415        $4,615,110
                                      ==========     ===========   ===========   ==========     ==========        ==========
NET ASSETS
Contracts in accumulation             $6,598,478     $26,939,091   $11,493,103   $1,160,245     $  926,415        $4,615,110
Contracts in payout (annuitization)       15,548              --            --           --             --                --
                                      ----------     -----------   -----------   ----------     ----------        ----------
Total net assets                      $6,614,026     $26,939,091   $11,493,103   $1,160,245     $  926,415        $4,615,110
                                      ==========     ===========   ===========   ==========     ==========        ==========
Units outstanding                        262,376       1,566,059       859,641       87,817         49,718           249,351
Unit value                            $    25.21     $     17.20   $     13.37   $    13.21     $    18.63        $    18.51
Shares                                   585,308       2,381,883       929,863       94,099         55,741           278,354
Cost                                  $6,558,969     $26,754,288   $14,289,526   $1,346,515     $1,108,120        $5,534,902

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                      Lifestyle    Lifestyle     Lifestyle      Lifestyle       Lifestyle      Lifestyle
                                     Aggressive    Aggressive     Balanced       Balanced     Conservative   Conservative
                                      Series I     Series II      Series I      Series II       Series I       Series II
                                     ----------   -----------   -----------   -------------   ------------   ------------
TOTAL ASSETS
Investments at fair value            $2,562,023   $34,935,351   $26,553,787    $910,708,888    $11,142,048   $229,081,633
                                     ==========   ===========   ===========    ============    ===========   ============
NET ASSETS
Contracts in accumulation            $2,562,023   $34,935,351   $26,532,426    $910,461,533    $11,142,048   $229,081,633
Contracts in payout (annuitization)          --            --        21,361         247,355             --             --
                                     ----------   -----------   -----------    ------------    -----------   ------------
Total net assets                     $2,562,023   $34,935,351   $26,553,787    $910,708,888    $11,142,048   $229,081,633
                                     ==========   ===========   ===========    ============    ===========   ============
Units outstanding                       162,469     2,052,754     1,410,143      56,894,217        547,415     13,932,363
Unit value                           $    15.77   $     17.02   $     18.83    $      16.01    $     20.35   $      16.44
Shares                                  306,829     4,193,920     2,261,822      77,904,952        886,400     18,311,881
Cost                                 $2,618,461   $37,635,172   $26,332,394    $938,299,476    $10,373,890   $211,078,622

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                      Lifestyle       Lifestyle      Lifestyle      Lifestyle
                                        Growth         Growth         Moderate      Moderate     Mid Cap Index   Mid Cap Index
                                       Series I       Series II       Series I      Series II      Series I       Series II
                                     -----------   --------------   -----------   ------------   -------------   -------------
TOTAL ASSETS
Investments at fair value            $17,871,210   $  981,607,196   $13,479,556   $324,398,052     $1,920,821     $11,969,026
                                     ===========   ==============   ===========   ============     ==========     ===========
NET ASSETS
Contracts in accumulation            $17,871,210   $  981,435,127   $13,479,556   $324,398,052     $1,920,821     $11,969,026
Contracts in payout (annuitization)           --          172,069            --             --             --              --
                                     -----------   --------------   -----------   ------------     ----------     -----------
Total net assets                     $17,871,210   $  981,607,196   $13,479,556   $324,398,052     $1,920,821     $11,969,026
                                     ===========   ==============   ===========   ============     ==========     ===========
Units outstanding                      1,039,719       63,086,541       695,933     20,211,324         89,699         620,385
Unit value                           $     17.19   $        15.56   $     19.37   $      16.05     $    21.41     $     19.29
Shares                                 1,564,905       86,105,894     1,122,361     27,123,583        108,276         676,216
Cost                                 $18,825,003   $1,046,133,535   $13,267,170   $310,770,316     $1,694,818     $10,711,425

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                     Mid Cap Stock   Mid Cap Stock    Mid Value    Mid Value    Money Market   Money Market
                                        Series I      Series II       Series I     Series II      Series I       Series II
                                     -------------   -------------   ----------   -----------   ------------   ------------
TOTAL ASSETS
Investments at fair value             $10,302,151     $17,115,088    $4,084,783   $12,804,101    $10,277,716    $58,457,292
                                      ===========     ===========    ==========   ===========    ===========    ===========
NET ASSETS
Contracts in accumulation             $10,302,151     $17,115,088    $4,071,897   $12,804,101    $10,262,601    $58,457,292
Contracts in payout (annuitization)            --              --        12,886            --         15,115             --
                                      -----------     -----------    ----------   -----------    -----------    -----------
Total net assets                      $10,302,151     $17,115,088    $4,084,783   $12,804,101    $10,277,716    $58,457,292
                                      ===========     ===========    ==========   ===========    ===========    ===========
Units outstanding                         591,585         813,035       237,261       747,969        641,917      4,659,224
Unit value                            $     17.41     $     21.05    $    17.22   $     17.12    $     16.01    $     12.55
Shares                                    729,098       1,236,639       367,336     1,151,448     10,277,717     58,457,292
Cost                                  $10,752,971     $17,516,938    $2,732,400   $ 8,624,136    $10,277,717    $58,457,292

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                         Money                        Natural
                                     Market Trust   Mutual Shares    Resources    Optimized All   Optimized Value
                                     B Series NAV      Series I      Series II    Cap Series II      Series II      PIMCO All Asset
                                     ------------   -------------   -----------   -------------   ---------------   ---------------
TOTAL ASSETS
Investments at fair value             $4,416,639       $431,547     $15,562,436     $7,484,420       $2,249,184        $3,452,509
                                      ==========       ========     ===========     ==========       ==========        ==========
NET ASSETS
Contracts in accumulation             $4,416,639       $431,547     $15,562,436     $7,484,420       $2,249,184        $3,452,509
Contracts in payout (annuitization)           --             --              --             --               --                --
                                      ----------       --------     -----------     ----------       ----------        ----------
Total net assets                      $4,416,639       $431,547     $15,562,436     $7,484,420       $2,249,184        $3,452,509
                                      ==========       ========     ===========     ==========       ==========        ==========
Units outstanding                        354,292         36,991         436,135        423,707          164,831           200,424
Unit value                            $    12.47       $  11.67     $     35.68     $    17.66       $    13.65        $    17.23
Shares                                 4,416,639         43,856       1,233,157        581,089          227,190           312,162
Cost                                  $4,416,639       $406,239     $11,439,548     $9,256,037       $3,006,393        $3,398,145

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                     Real Estate  Real Estate  Real Return   Science &   Science &     Short Term
                                      Securities   Securities     Bond      Technology  Technology     Government
                                       Series I    Series II    Series II    Series I    Series II  Income Series I
                                     -----------  -----------  -----------  ----------  ----------  ---------------
TOTAL ASSETS
Investments at fair value             $3,087,127  $10,202,032  $ 9,311,869  $8,333,390  $6,815,469    $10,263,448
                                      ==========  ===========  ===========  ==========  ==========    ===========
NET ASSETS
Contracts in accumulation             $3,083,851  $10,202,032  $ 9,311,869  $8,307,874  $6,815,469    $10,263,448
Contracts in payout (annuitization)        3,276           --           --      25,516          --             --
                                      ----------  -----------  -----------  ----------  ----------    -----------
Total net assets                      $3,087,127  $10,202,032  $ 9,311,869  $8,333,390  $6,815,469    $10,263,448
                                      ==========  ===========  ===========  ==========  ==========    ===========
Units outstanding                        101,289      432,280      572,059     649,939     385,284        814,226
Unit value                            $    30.48  $     23.60  $     16.28  $    12.82  $    17.69    $     12.61
Shares                                   271,515      895,701      812,554     492,808     408,601        794,385
Cost                                  $3,153,145  $ 9,163,269  $10,089,704  $5,862,601  $5,146,505    $10,235,754

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                        Short Term       Small Cap  Small Cap   Small Cap    Small Cap      Small Cap
                                     Government Income    Growth      Index       Index    Opportunities  Opportunities
                                         Series II       Series II   Series I   Series II     Series I      Series II
                                     -----------------  ----------  ---------  ----------  -------------  -------------
TOTAL ASSETS
Investments at fair value               $11,557,501     $2,591,582   $732,141  $8,567,580    $1,864,355     $5,378,218
                                        ===========     ==========   ========  ==========    ==========     ==========
NET ASSETS:
Contracts in accumulation               $11,557,501     $2,591,582   $732,141  $8,558,844    $1,864,355     $5,378,218
Contracts in payout (annuitization)              --             --         --       8,736            --             --
                                        -----------     ----------   --------  ----------    ----------     ----------
Total net assets                        $11,557,501     $2,591,582   $732,141  $8,567,580    $1,864,355     $5,378,218
                                        ===========     ==========   ========  ==========    ==========     ==========
Units outstanding                           918,610        148,482     42,319     477,159        86,350        258,126
Unit value                              $     12.58     $    17.45   $  17.30  $    17.96    $    21.59     $    20.84
Shares                                      893,851        259,677     52,258     613,284        95,217        276,657
Cost                                    $11,550,207     $2,035,034   $707,021  $8,863,821    $1,722,016     $4,981,292

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                      Small Cap  Small Company  Small Company  Smaller Company  Smaller Company  Strategic Income
                                       Value         Value          Value           Growth           Growth        Opportunities
                                      Series II     Series I      Series II        Series I         Series II         Series I
                                     ----------  -------------  -------------  ---------------  ---------------  ----------------
TOTAL ASSETS
Investments at fair value            $3,697,409    $4,530,268    $12,957,174      $2,651,467       $3,213,522       $7,358,982
                                     ==========    ==========    ===========      ==========       ==========       ==========
NET ASSETS:
Contracts in accumulation            $3,697,409    $4,530,268    $12,957,174      $2,651,467       $3,213,522       $7,358,982
Contracts in payout (annuitization)          --            --             --              --               --               --
                                     ----------    ----------    -----------      ----------       ----------       ----------
Total net assets                     $3,697,409    $4,530,268    $12,957,174      $2,651,467       $3,213,522       $7,358,982
                                     ==========    ==========    ===========      ==========       ==========       ==========
Units outstanding                       212,689       179,148        643,617         163,910          199,274          400,195
Unit value                           $    17.38    $    25.29    $     20.13      $    16.18       $    16.13       $    18.39
Shares                                  196,045       265,393        765,338         150,737          183,107          525,642
Cost                                 $3,004,714    $4,588,776    $13,336,723      $2,110,252       $2,537,393       $7,761,170

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                     Strategic Income    Total Bond      Total Bond                                  Total Stock
                                       Opportunities   Market Trust A  Market Trust A  Total Return   Total Return  Market Index
                                         Series II        Series II      Series NAV      Series I      Series II      Series I
                                     ----------------  --------------  --------------  -------------  ------------  ------------
TOTAL ASSETS
Investments at fair value               $12,429,624      $1,348,037       $660,921      $18,678,850    $35,301,614    $496,079
                                        ===========      ==========       ========      ===========    ===========    ========
NET ASSETS:
Contracts in accumulation               $12,423,690      $1,348,037       $660,921      $18,649,227    $35,292,264    $496,079
Contracts in payout (annuitization)           5,934              --             --           29,623          9,350          --
                                        -----------      ----------       --------      -----------    -----------    --------
Total net assets                        $12,429,624      $1,348,037       $660,921      $18,678,850    $35,301,614    $496,079
                                        ===========      ==========       ========      ===========    ===========    ========
Units outstanding                           686,997         102,841         48,571          868,495      1,928,887      41,604
Unit value                              $     18.09      $    13.11       $  13.61      $     21.51    $     18.30    $  11.92
Shares                                      886,564          97,542         47,893        1,292,654      2,444,710      42,364
Cost                                    $12,942,951      $1,376,068       $667,249      $17,861,297    $33,783,968    $492,502

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                      Total Stock  Ultra Short
                                     Market Index   Term Bond    Utilities   Utilities
                                       Series II    Series II    Series I    Series II  Value Series I  Value Series II
                                     ------------  -----------  ----------  ----------  --------------  ---------------
TOTAL ASSETS
Investments at fair value             $8,253,083    $1,010,235  $2,093,451  $5,250,537    $4,974,132       $3,771,557
                                      ==========    ==========  ==========  ==========    ==========       ==========
NET ASSETS:
Contracts in accumulation             $8,253,083    $1,010,235  $2,093,451  $5,250,537    $4,971,180       $3,771,557
Contracts in payout (annuitization)           --            --          --          --         2,952               --
                                      ----------    ----------  ----------  ----------    ----------       ----------
Total net assets                      $8,253,083    $1,010,235  $2,093,451  $5,250,537    $4,974,132       $3,771,557
                                      ==========    ==========  ==========  ==========    ==========       ==========
Units outstanding                        528,320        81,420     107,466     178,376       180,985          201,675
Unit value                            $    15.62    $    12.41  $    19.48  $    29.44    $    27.48       $    18.70
Shares                                   706,600        81,734     180,160     455,380       299,466          227,751
Cost                                  $8,373,494    $1,019,224  $2,009,512  $5,535,877    $5,393,443       $3,808,037

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                  500 Index Fund B
                                     Series NAV            500 Index Series I         500 Index Series II
                              -----------------------   ------------------------   -------------------------
                                 2010         2009         2010         2009           2010          2009
                              ----------   ----------   ----------   -----------   -----------   -----------
Income:
   Dividend distributions
      received                $  105,318   $  117,831   $   34,615   $    42,396   $   120,064   $   134,865
Expenses:
   Mortality and expense
      risk and
      administrative charges     (93,078)     (81,635)     (40,244)      (44,058)     (157,578)     (142,811)
                              ----------   ----------   ----------   -----------   -----------   -----------
Net investment income (loss)      12,240       36,196       (5,629)       (1,662)      (37,514)       (7,946)
                              ----------   ----------   ----------   -----------   -----------   -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --           --           --            --            --            --
   Net realized gain (loss)     (233,355)    (285,052)    (118,783)     (653,997)     (296,976)     (930,425)
                              ----------   ----------   ----------   -----------   -----------   -----------
Realized gains (losses)         (233,355)    (285,052)    (118,783)     (653,997)     (296,976)     (930,425)
                              ----------   ----------   ----------   -----------   -----------   -----------
Unrealized appreciation
   (depreciation) during the
   period                        972,425    1,450,342      434,632     1,160,457     1,538,024     2,848,187
                              ----------   ----------   ----------   -----------   -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from operations               751,310    1,201,486      310,220       504,798     1,203,534     1,909,816
                              ----------   ----------   ----------   -----------   -----------   -----------
Changes from principal
   transactions:
   Purchase payments              41,392       32,969       20,179         2,064        62,317        72,151
   Transfers between
      sub-accounts and the
      company                   (121,929)     (57,444)     (93,910)     (801,898)       98,440      (380,036)
   Withdrawals                  (319,626)    (161,172)    (355,795)     (512,763)     (893,181)     (880,875)
   Annual contract fee           (33,741)     (35,858)      (2,384)       (2,625)      (37,685)      (37,140)
                              ----------   ----------   ----------   -----------   -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (433,904)    (221,505)    (431,910)   (1,315,222)     (770,109)   (1,225,900)
                              ----------   ----------   ----------   -----------   -----------   -----------
Total increase (decrease) in
   contract owners' equity       317,406      979,981     (121,690)     (810,424)      433,425       683,916
Contract owners' equity at
   beginning of period         6,043,437    5,063,456    2,707,869     3,518,293    10,214,567     9,530,651
                              ----------   ----------   ----------   -----------   -----------   -----------
Contract owners' equity at
   end of period              $6,360,843   $6,043,437   $2,586,179   $ 2,707,869   $10,647,992   $10,214,567
                              ==========   ==========   ==========   ===========   ===========   ===========

                                 2010         2009         2010          2009          2010          2009
                              ----------   ----------   ----------   -----------   -----------   -----------
Units, beginning of period       641,987      669,110      288,558       463,723       810,761       939,686
Units issued                      22,517       21,896       16,108         7,364        60,268        84,744
Units redeemed                    67,056       49,019       60,330       182,529       121,274       213,669
                              ----------   ----------   ----------   -----------   -----------   -----------
Units, end of period             597,448      641,987      244,336       288,558       749,755       810,761
                              ==========   ==========   ==========   ===========   ===========   ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                500 Index Trust
                                   Series NAV        Active Bond Series I      Active Bond Series II
                              -------------------  ------------------------  -------------------------
                                2010       2009       2010          2009         2010          2009
                              --------   --------  -----------   ----------  -----------   -----------
Income:
   Dividend distributions
      received                $ 12,054   $  2,479  $   306,751   $  328,935  $ 3,244,956   $ 3,032,454
Expenses:
   Mortality and expense
      risk and
      administrative charges    (5,001)      (494)     (68,937)     (75,154)    (750,297)     (674,608)
                              --------   --------  -----------   ----------  -----------   -----------
Net investment income (loss)     7,053      1,985      237,814      253,781    2,494,659     2,357,846
                              --------   --------  -----------   ----------  -----------   -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received        --         --           --           --           --            --
   Net realized gain (loss)     11,276        728       22,331     (116,704)     147,195      (869,285)
                              --------   --------  -----------   ----------  -----------   -----------
Realized gains (losses)         11,276        728       22,331     (116,704)     147,195      (869,285)
                              --------   --------  -----------   ----------  -----------   -----------
Unrealized appreciation
   (depreciation) during the
   period                       78,299      9,929      247,186      841,829    2,544,305     6,909,620
                              --------   --------  -----------   ----------  -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from operations              96,628     12,642      507,331      978,906    5,186,159     8,398,181
                              --------   --------  -----------   ----------  -----------   -----------
Changes from principal
   transactions:
   Purchase payments           554,582    186,357          300          824      303,416       204,240
   Transfers between
      sub-accounts and the
      company                  115,661     35,960      103,179      (11,673)    (455,973)    1,472,435
   Withdrawals                 (12,490)        95   (1,309,796)    (922,736)  (3,976,577)   (2,731,538)
   Annual contract fee         (23,531)    (7,491)      (2,823)      (3,362)    (171,135)     (177,702)
                              --------   --------  -----------   ----------  -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                634,222    214,921   (1,209,140)    (936,947)  (4,300,269)   (1,232,565)
                              --------   --------  -----------   ----------  -----------   -----------
Total increase (decrease) in
   contract owners' equity     730,850    227,563     (701,809)      41,959      885,890     7,165,616
Contract owners' equity at
   beginning of period         227,563         --    4,800,752    4,758,793   46,780,209    39,614,593
                              --------   --------  -----------   ----------  -----------   -----------
Contract owners' equity at
   end of period              $958,413   $227,563  $ 4,098,943   $4,800,752  $47,666,099   $46,780,209
                              ========   ========  ===========   ==========  ===========   ===========

                                2010       2009        2010         2009         2010          2009
                              --------   --------  -----------   ----------  -----------   -----------
Units, beginning of period      14,732         --      335,545      408,746    3,309,048     3,429,685
Units issued                    44,293     15,071       15,218        9,403      300,127       334,547
Units redeemed                   4,380        339       95,303       82,604      595,764       455,184
                              --------   --------  -----------   ----------  -----------   -----------
Units, end of period            54,645     14,732      255,460      335,545    3,013,411     3,309,048
                              ========   ========  ===========   ==========  ===========   ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                               All Cap Core Series I    All Cap Core Series II   All Cap Growth Series I
                              -----------------------  -----------------------  -------------------------
                                 2010         2009        2010         2009         2010          2009
                              ----------   ----------  ----------   ----------  -----------   -----------
Income:
   Dividend distributions
      received                $   34,593   $   54,566  $    8,690   $   13,355  $    12,636   $    41,013
Expenses:
   Mortality and expense
      risk and
      administrative charges     (51,034)     (50,136)    (16,791)     (15,254)     (29,484)      (85,490)
                              ----------   ----------  ----------   ----------  -----------   -----------
Net investment income (loss)     (16,441)       4,430      (8,101)      (1,899)     (16,848)      (44,477)
                              ----------   ----------  ----------   ----------  -----------   -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --           --          --           --           --            --
   Net realized gain (loss)      103,202     (175,510)    (19,194)     (51,977)     131,976      (369,565)
                              ----------   ----------  ----------   ----------  -----------   -----------
Realized gains (losses)          103,202     (175,510)    (19,194)     (51,977)     131,976      (369,565)
                              ----------   ----------  ----------   ----------  -----------   -----------
Unrealized appreciation
   (depreciation) during the
   period                        279,796      986,089     138,557      279,910      133,905     1,418,639
                              ----------   ----------  ----------   ----------  -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from operations               366,557      815,009     111,262      226,034      249,033     1,004,597
                              ----------   ----------  ----------   ----------  -----------   -----------
Changes from principal
   transactions:
   Purchase payments               7,920        3,953       9,395        4,681       16,601        32,444
   Transfers between
      sub-accounts and the
      company                    (87,651)    (205,064)    (10,020)     (69,826)  (6,291,458)     (352,176)
   Withdrawals                  (615,384)    (354,387)    (73,077)     (20,089)    (197,419)     (735,121)
   Annual contract fee            (3,010)      (3,604)     (5,365)      (5,684)      (1,888)       (7,049)
                              ----------   ----------  ----------   ----------  -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (698,125)    (559,102)    (79,067)     (90,918)  (6,474,164)   (1,061,902)
                              ----------   ----------  ----------   ----------  -----------   -----------
Total increase (decrease) in
   contract owners' equity      (331,568)     255,907      32,195      135,116   (6,225,131)      (57,305)
Contract owners' equity at
   beginning of period         3,792,248    3,536,341   1,083,436      948,320    6,225,131     6,282,436
                              ----------   ----------  ----------   ----------  -----------   -----------
Contract owners' equity at
   end of period              $3,460,680   $3,792,248  $1,115,631   $1,083,436  $        --   $ 6,225,131
                              ==========   ==========  ==========   ==========  ===========   ===========

                                 2010         2009        2010         2009         2010          2009
                              ----------   ----------  ----------   ----------  -----------   -----------
Units, beginning of period       283,207      330,382      77,751       85,829      493,030       603,763
Units issued                       1,958        4,054       1,532        1,144        1,340        12,225
Units redeemed                    62,433       51,229       7,192        9,222      494,370       122,958
                              ----------   ----------  ----------   ----------  -----------   -----------
Units, end of period             222,732      283,207      72,091       77,751           --       493,030
                              ==========   ==========  ==========   ==========  ===========   ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                              All Cap Growth Series II   All Cap Value Series I   All Cap Value Series II
                              ------------------------  -----------------------  ------------------------
                                  2010         2009        2010         2009        2010          2009
                              -----------   ----------  ----------   ----------  ----------   -----------
Income:
   Dividend distributions
      received                $     2,001   $    8,711  $    5,980   $    8,521  $    7,182   $    13,286
Expenses:
   Mortality and expense
      risk and
      administrative charges       (9,637)     (26,128)    (27,298)     (26,460)    (75,227)      (68,649)
                              -----------   ----------  ----------   ----------  ----------   -----------
Net investment income (loss)       (7,636)     (17,417)    (21,318)     (17,939)    (68,045)      (55,363)
                              -----------   ----------  ----------   ----------  ----------   -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --           --          --           --          --            --
   Net realized gain (loss)      (221,136)     (47,049)   (217,101)    (479,285)   (481,062)   (1,048,934)
                              -----------   ----------  ----------   ----------  ----------   -----------
Realized gains (losses)          (221,136)     (47,049)   (217,101)    (479,285)   (481,062)   (1,048,934)
                              -----------   ----------  ----------   ----------  ----------   -----------
Unrealized appreciation
   (depreciation) during the
   period                         303,275      360,925     490,140      828,560   1,274,706     2,039,813
                              -----------   ----------  ----------   ----------  ----------   -----------
Net increase (decrease) in
   contract owners' equity
   from operations                 74,503      296,459     251,721      331,336     725,599       935,516
                              -----------   ----------  ----------   ----------  ----------   -----------
Changes from principal
   transactions:
   Purchase payments                  136        8,663         924        1,038      78,396        29,783
   Transfers between
      sub-accounts and the
      company                  (1,894,371)      38,884    (116,509)     (99,302)   (110,692)     (189,672)
   Withdrawals                    (65,469)    (114,359)   (216,505)    (113,226)   (415,266)     (436,608)
   Annual contract fee             (2,332)      (6,603)     (1,504)      (1,774)    (15,644)      (17,287)
                              -----------   ----------  ----------   ----------  ----------   -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (1,962,036)     (73,415)   (333,594)    (213,264)   (463,206)     (613,784)
                              -----------   ----------  ----------   ----------  ----------   -----------
Total increase (decrease) in
   contract owners' equity     (1,887,533)     223,044     (81,873)     118,072     262,393       321,732
Contract owners' equity at
   beginning of period          1,887,533    1,664,489   1,806,661    1,688,589   4,735,349     4,413,617
                              -----------   ----------  ----------   ----------  ----------   -----------
Contract owners' equity at
   end of period              $        --   $1,887,533  $1,724,788   $1,806,661  $4,997,742   $ 4,735,349
                              ===========   ==========  ==========   ==========  ==========   ===========

                                  2010         2009        2010         2009        2010          2009
                              -----------   ----------  ----------   ----------  ----------   -----------
Units, beginning of period        170,832      179,605     121,385      141,423     299,688       347,725
Units issued                        2,962        7,113       1,084        6,230      12,618         7,566
Units redeemed                    173,794       15,886      23,135       26,268      40,298        55,603
                              -----------   ----------  ----------   ----------  ----------   -----------
Units, end of period                   --      170,832      99,334      121,385     272,008       299,688
                              ===========   ==========  ==========   ==========  ==========   ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                   American Asset              American Asset            American Blue-Chip
                                Allocation Series I         Allocation Series II     Income & Growth Series II
                              ------------------------  ---------------------------  -------------------------
                                 2010          2009         2010           2009          2010          2009
                              -----------   ----------  ------------   ------------  -----------   -----------
Income:
   Dividend distributions
      received                $   125,098   $  174,513  $  1,478,405   $  1,689,940  $   104,336   $   125,992
Expenses:
   Mortality and expense
      risk and
      administrative charges     (128,065)     (93,530)   (1,550,407)    (1,283,514)    (145,990)     (144,361)
                              -----------   ----------  ------------   ------------  -----------   -----------
Net investment income (loss)       (2,967)      80,983       (72,002)       406,426      (41,654)      (18,369)
                              -----------   ----------  ------------   ------------  -----------   -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received        3,126           --        37,605      1,907,483           --       663,650
   Net realized gain (loss)       500,619      141,758    (2,165,340)    (3,171,962)    (965,347)   (1,506,138)
                              -----------   ----------  ------------   ------------  -----------   -----------
Realized gains (losses)           503,745      141,758    (2,127,735)    (1,264,479)    (965,347)     (842,488)
                              -----------   ----------  ------------   ------------  -----------   -----------
Unrealized appreciation
   (depreciation) during the
   period                         319,058    1,484,273    12,238,742     18,800,730    1,874,262     2,956,646
                              -----------   ----------  ------------   ------------  -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from operations                819,836    1,707,014    10,039,005     17,942,677      867,261     2,095,789
                              -----------   ----------  ------------   ------------  -----------   -----------
Changes from principal
   transactions:
   Purchase payments               23,328       14,726     1,975,790      9,905,588       67,466        49,166
   Transfers between
      sub-accounts and the
      company                    (244,059)   7,805,250    (1,764,611)    16,140,995     (523,530)     (984,415)
   Withdrawals                 (2,059,425)     212,227    (3,481,384)    (2,871,758)    (888,313)     (582,847)
   Annual contract fee             (6,446)      (4,349)     (618,942)      (479,515)     (32,814)      (37,081)
                              -----------   ----------  ------------   ------------  -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (2,286,602)   8,027,854    (3,889,147)    22,695,310   (1,377,191)   (1,555,177)
                              -----------   ----------  ------------   ------------  -----------   -----------
Total increase (decrease) in
   contract owners' equity     (1,466,766)   9,734,868     6,149,858     40,637,987     (509,930)      540,612
Contract owners' equity at
   beginning of period          9,734,868           --   101,400,617     60,762,630    9,945,399     9,404,787
                              -----------   ----------  ------------   ------------  -----------   -----------
Contract owners' equity at
   end of period              $ 8,268,102   $9,734,868  $107,550,475   $101,400,617  $ 9,435,469   $ 9,945,399
                              ===========   ==========  ============   ============  ===========   ===========

                                 2010         2009          2010           2009         2010          2009
                              -----------   ----------  ------------   ------------  -----------   -----------
Units, beginning of period        924,283           --     9,657,714      7,028,589      645,237       763,674
Units issued                       40,319    1,060,512       296,640      3,331,381       28,199        26,578
Units redeemed                    253,771      136,229       663,155        702,256      117,412       145,015
                              -----------   ----------  ------------   ------------  -----------   -----------
Units, end of period              710,831      924,283     9,291,199      9,657,714      556,024       645,237
                              ===========   ==========  ============   ============  ===========   ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                              American Blue-Chip
                                Income & Growth                                  American Bond
                                  Series III       American Bond Series II       Series III
                              ------------------  -------------------------  -------------------
                                2010       2009       2010          2009       2010       2009
                              --------   -------  -----------   -----------  --------   --------
Income:
   Dividend distributions
      received                $  5,821   $ 1,557  $ 2,171,143   $ 2,183,158  $ 15,058   $  3,750
Expenses:
   Mortality and expense
      risk and
      administrative charges    (1,912)     (196)  (1,442,690)   (1,320,258)   (2,700)      (298)
                              --------   -------  -----------   -----------  --------   --------
Net investment income (loss)     3,909     1,361      728,453       862,900    12,358      3,452
                              --------   -------  -----------   -----------  --------   --------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received        --        --           --            --        --         --
   Net realized gain (loss)      3,430       473   (1,319,168)   (1,789,388)    1,770         47
                              --------   -------  -----------   -----------  --------   --------
Realized gains (losses)          3,430       473   (1,319,168)   (1,789,388)    1,770         47
                              --------   -------  -----------   -----------  --------   --------
Unrealized appreciation
   (depreciation) during the
   period                       24,011     4,021    4,441,039     8,704,714    (3,769)    (1,433)
                              --------   -------  -----------   -----------  --------   --------
Net increase (decrease) in
   contract owners' equity
   from operations              31,350     5,855    3,850,324     7,778,226    10,359      2,066
                              --------   -------  -----------   -----------  --------   --------
Changes from principal
   transactions:
   Purchase payments           208,768    73,183      833,317       741,352   312,824    106,809
   Transfers between
      sub-accounts and the
      company                   47,956    13,869    1,370,069    10,638,186    98,114     29,888
   Withdrawals                  (4,482)        7   (6,129,807)   (4,646,488)   (5,114)       (18)
   Annual contract fee          (8,884)   (2,908)    (453,304)     (462,313)  (13,046)    (4,226)
                              --------   -------  -----------   -----------  --------   --------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                243,358    84,151   (4,379,725)    6,270,737   392,778    132,453
                              --------   -------  -----------   -----------  --------   --------
Total increase (decrease) in
   contract owners' equity     274,708    90,006     (529,401)   14,048,963   403,137    134,519
Contract owners' equity at
   beginning of period          90,006        --   93,467,496    79,418,533   134,519         --
                              --------   -------  -----------   -----------  --------   --------
Contract owners' equity at
   end of period              $364,714   $90,006  $92,938,095   $93,467,496  $537,656   $134,519
                              ========   =======  ===========   ===========  ========   ========

                                2010       2009       2010          2009       2010       2009
                              --------   -------  -----------   -----------  --------   --------
Units, beginning of period       8,370        --    7,265,638     6,802,117    10,793         --
Units issued                    24,110     8,656      950,022     1,352,747    32,280     10,892
Units redeemed                   1,975       286    1,291,344       889,226     2,128         99
                              --------   -------  -----------   -----------  --------   --------
Units, end of period            30,505     8,370    6,924,316     7,265,638    40,945     10,793
                              ========   =======  ===========   ===========  ========   ========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                 American Fundamental         American Global            American Global
                                  Holdings Series II     Diversification Series II       Growth Series II
                              -------------------------  -------------------------  -------------------------
                                  2010          2009         2010          2009         2010         2009
                              -----------   -----------  -----------   -----------  -----------   -----------
Income:
   Dividend distributions
      received                $ 1,076,241   $ 1,096,628  $   936,341   $   831,092  $   123,197   $   100,231
Expenses:
   Mortality and expense
      risk and
      administrative charges   (1,175,242)   (1,002,931)    (802,702)     (728,532)    (202,427)     (177,470)
                              -----------   -----------  -----------   -----------  -----------   -----------
Net investment income (loss)      (99,001)       93,697      133,639       102,560      (79,230)      (77,239)
                              -----------   -----------  -----------   -----------  -----------   -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --            --           --            --           --       644,432
   Net realized gain (loss)    (1,426,305)   (1,821,754)  (1,296,631)   (2,548,271)    (569,944)   (1,331,863)
                              -----------   -----------  -----------   -----------  -----------   -----------
Realized gains (losses)        (1,426,305)   (1,821,754)  (1,296,631)   (2,548,271)    (569,944)     (687,431)
                              -----------   -----------  -----------   -----------  -----------   -----------
Unrealized appreciation
   (depreciation) during the
   period                       7,876,526    17,558,142    6,378,483    16,492,544    1,896,871     4,618,010
                              -----------   -----------  -----------   -----------  -----------   -----------
Net increase (decrease)
   in contract owners'
   equity from operations       6,351,220    15,830,085    5,215,491    14,046,833    1,247,697     3,853,340
                              -----------   -----------  -----------   -----------  -----------   -----------
Changes from principal
   transactions:
   Purchase payments            1,706,186    10,990,630      525,874     3,545,312      145,596       928,910
   Transfers between
      sub-accounts and the
      company                  (3,432,334)    8,409,288   (4,240,901)      702,303     (318,609)   (1,275,983)
   Withdrawals                 (2,580,133)   (1,946,577)  (1,525,479)     (918,858)    (432,525)     (346,970)
   Annual contract fee           (483,179)     (374,127)    (312,070)     (289,434)     (73,407)      (74,991)
                              -----------   -----------  -----------   -----------  -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (4,789,460)   17,079,214   (5,552,576)    3,039,323     (678,945)     (769,034)
                              -----------   -----------  -----------   -----------  -----------   -----------
Total increase (decrease) in
   contract owners' equity      1,561,760    32,909,299     (337,085)   17,086,156      568,752     3,084,306
Contract owners' equity at
   beginning of period         79,090,378    46,181,079   54,994,425    37,908,269   13,372,971    10,288,665
                              -----------   -----------  -----------   -----------  -----------   -----------
Contract owners' equity at
   end of period              $80,652,138   $79,090,378  $54,657,340   $54,994,425  $13,941,723   $13,372,971
                              ===========   ===========  ===========   ===========  ===========   ===========

                                  2010          2009         2010          2009         2010          2009
                              -----------   -----------  -----------   -----------  -----------   -----------
Units, beginning of period      7,421,868     5,407,548    5,088,467     4,707,054    1,203,593     1,289,271
Units issued                      202,350     2,527,690       57,681       966,445      134,468       226,060
Units redeemed                    650,607       513,370      574,200       585,032      192,214       311,738
                              -----------   -----------  -----------   -----------  -----------   -----------
Units, end of period            6,973,611     7,421,868    4,571,948     5,088,467    1,145,847     1,203,593
                              ===========   ===========  ===========   ===========  ===========   ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                        American Global
                                                             Small
                                American Global Small    Capitalization
                              Capitalization Series II     Series III      American Growth Series II
                              ------------------------  ----------------  ---------------------------
                                 2010         2009        2010     2009       2010           2009
                              ----------   -----------  -------   ------  ------------   ------------
Income:
   Dividend distributions
      received                $   53,936   $        58  $   153   $   --  $    252,241   $     94,466
Expenses:
   Mortality and expense
      risk and
      administrative charges     (74,325)      (59,085)     (80)     (31)   (2,100,364)    (1,928,286)
                              ----------   -----------  -------   ------  ------------   ------------
Net investment income (loss)     (20,389)      (59,027)      73      (31)   (1,848,123)    (1,833,820)
                              ----------   -----------  -------   ------  ------------   ------------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received      15,012       424,677       31       --            --     20,388,021
   Net realized gain (loss)     (477,466)   (1,306,829)     415      119    (9,696,901)   (12,895,980)
                              ----------   -----------  -------   ------  ------------   ------------
Realized gains (losses)         (462,454)     (882,152)     446      119    (9,696,901)     7,492,041
                              ----------   -----------  -------   ------  ------------   ------------
Unrealized appreciation
   (depreciation) during the
   period                      1,381,325     2,630,810    1,436    1,272    32,357,393     32,672,255
                              ----------   -----------  -------   ------  ------------   ------------
Net increase (decrease) in
   contract owners' equity
   from operations               898,482     1,689,631    1,955    1,360    20,812,369     38,330,476
                              ----------   -----------  -------   ------  ------------   ------------
Changes from principal
   transactions:
   Purchase payments              52,168       169,832      283    6,422     1,104,341      1,289,556
   Transfers between
      sub-accounts and the
      company                   (222,473)     (140,830)    (889)   1,543    (8,200,594)   (10,552,900)
   Withdrawals                  (227,481)     (149,807)       7       23    (9,934,464)    (7,004,318)
   Annual contract fee           (25,503)      (24,230)     (93)    (307)     (571,547)      (593,321)
                              ----------   -----------  -------   ------  ------------   ------------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (423,289)     (145,035)    (692)   7,681   (17,602,264)   (16,860,983)
                              ----------   -----------  -------   ------  ------------   ------------
Total increase (decrease) in
   contract owners' equity       475,193     1,544,596    1,263    9,041     3,210,105     21,469,493
Contract owners' equity at
   beginning of period         4,816,603     3,272,007    9,041       --   134,438,613    112,969,120
                              ----------   -----------  -------   ------  ------------   ------------
Contract owners' equity at
   end of period              $5,291,796   $ 4,816,603  $10,304   $9,041  $137,648,718   $134,438,613
                              ==========   ===========  =======   ======  ============   ============

                                 2010          2009       2010     2009       2010           2009
                              ----------   -----------  -------   ------  ------------   ------------
Units, beginning of period       496,793       533,124      876       --     8,519,369      9,718,275
Units issued                      99,026       128,556       72      948       354,258        310,559
Units redeemed                   141,124       164,887      126       72     1,351,097      1,509,465
                              ----------   -----------  -------   ------  ------------   ------------
Units, end of period             454,695       496,793      822      876     7,522,530      8,519,369
                              ==========   ===========  =======   ======  ============   ============

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                American Growth     American Growth-Income       American Growth-Income
                                  Series III               Series I                     Series II
                              ------------------  --------------------------  ---------------------------
                                2010       2009      2010           2009          2010           2009
                              --------   -------  -----------   ------------  ------------   ------------
Income:
   Dividend distributions
      received                $  1,618   $   217  $    91,176   $  1,173,131  $  1,151,008   $     97,550
Expenses:
   Mortality and expense
      risk and
      administrative charges    (1,244)      (81)    (131,558)    (1,739,407)   (1,892,756)       (93,872)
                              --------   -------  -----------   ------------  ------------   ------------
Net investment income (loss)       374       136      (40,382)      (566,276)     (741,748)         3,678
                              --------   -------  -----------   ------------  ------------   ------------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received        --        --           --      9,369,738            --             --
   Net realized gain (loss)      3,527        92      388,345     (7,856,221)   (5,437,509)       219,700
                              --------   -------  -----------   ------------  ------------   ------------
Realized gains (losses)          3,527        92      388,345      1,513,517    (5,437,509)       219,700
                              --------   -------  -----------   ------------  ------------   ------------
Unrealized appreciation
   (depreciation) during the
   period                       26,818     1,582      393,519     27,509,680    17,322,815      1,874,660
                              --------   -------  -----------   ------------  ------------   ------------
Net increase (decrease) in
   contract owners' equity
   from operations              30,719     1,810      741,482     28,456,921    11,143,558      2,098,038
                              --------   -------  -----------   ------------  ------------   ------------
Changes from principal
   transactions:
   Purchase payments           159,865    38,315        7,088        969,416       930,531          6,216
   Transfers between
      sub-accounts and the
      company                   30,180     5,569     (183,311)     1,248,814    (2,697,816)     4,678,935
   Withdrawals                  (4,026)       41   (1,173,638)   (20,846,959)   (8,246,110)    13,460,456
   Annual contract fee          (6,604)   (1,521)      (7,063)      (546,571)     (535,398)        (5,123)
                              --------   -------  -----------   ------------  ------------   ------------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                179,415    42,404   (1,356,924)   (19,175,300)  (10,548,793)    18,140,484
                              --------   -------  -----------   ------------  ------------   ------------
Total increase (decrease) in
   contract owners' equity     210,134    44,214     (615,442)     9,281,621       594,765     20,238,522
Contract owners' equity at
   beginning of period          44,214        --    9,281,621             --   121,877,742    101,639,220
                              --------   -------  -----------   ------------  ------------   ------------
Contract owners' equity at
   end of period              $254,348   $44,214  $ 8,666,179   $  9,281,621  $122,472,507   $121,877,742
                              ========   =======  ===========   ============  ============   ============

                                2010       2009       2010          2009          2010           2009
                              --------   -------  -----------   ------------  ------------   ------------
Units, beginning of period       4,287        --      591,841             --     8,246,370      8,827,121
Units issued                    18,712     4,355       22,668        696,928       535,019        664,906
Units redeemed                   2,004        68      109,807        105,087     1,170,887      1,245,657
                              --------   -------  -----------   ------------  ------------   ------------
Units, end of period            20,995     4,287      504,702        591,841     7,610,502      8,246,370
                              ========   =======  ===========   ============  ============   ============

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                   American                                    American
                                Growth-Income      American High-Income       High-Income
                                  Series III          Bond Series II        Bond Series III
                              -----------------  -----------------------  ------------------
                                2010      2009      2010         2009       2010       2009
                              -------   -------  ----------   ----------  --------   -------
Income:
   Dividend distributions
      received                $   292   $   251  $  325,337   $  242,811  $ 18,783   $ 5,942
Expenses:
   Mortality and expense
      risk and
      administrative charges     (157)      (62)    (70,364)     (54,490)   (2,061)     (162)
                              -------   -------  ----------   ----------  --------   -------
Net investment income (loss)      135       189     254,973      188,321    16,722     5,780
                              -------   -------  ----------   ----------  --------   -------
Realized gains (losses) on
   investments:
   Capital gain distributions
received                           --        --          --           --        --        --
   Net realized gain (loss)       354       120      66,413     (324,823)      931        27
                              -------   -------  ----------   ----------  --------   -------
Realized gains (losses)           354       120      66,413     (324,823)      931        27
                              -------   -------  ----------   ----------  --------   -------
Unrealized appreciation
   (depreciation) during the
   period                       1,648     1,860     198,367    1,194,482    10,293    (2,120)
                              -------   -------  ----------   ----------  --------   -------
Net increase (decrease) in
   contract owners' equity
   from operations              2,137     2,169     519,753    1,057,980    27,946     3,687
                              -------   -------  ----------   ----------  --------   -------
Changes from principal
   transactions:
   Purchase payments              565    12,845      29,237      134,590   117,799    83,521
   Transfers between
      sub-accounts and the
      company                      (3)    3,635     597,631    1,189,114    42,630    14,314
   Withdrawals                     13        47    (313,483)    (506,330)   (6,490)     (107)
   Annual contract fee           (186)     (615)    (18,046)     (17,847)   (5,979)   (3,067)
                              -------   -------  ----------   ----------  --------   -------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                   389    15,912     295,339      799,527   147,960    94,661
                              -------   -------  ----------   ----------  --------   -------
Total increase (decrease) in
   contract owners' equity      2,526    18,081     815,092    1,857,507   175,906    98,348
Contract owners' equity at
   beginning of period         18,081        --   4,311,955    2,454,448    98,348        --
                              -------   -------  ----------   ----------  --------   -------
Contract owners' equity at
   end of period              $20,607   $18,081  $5,127,047   $4,311,955  $274,254   $98,348
                              =======   =======  ==========   ==========  ========   =======

                                2010      2009      2010         2009       2010       2009
                              -------   -------  ----------   ----------  --------   -------
Units, beginning of period      1,668        --     355,648      275,706     7,334        --
Units issued                      198     1,753      95,403      217,848    11,995     7,496
Units redeemed                    146        85      75,993      137,906     1,390       162
                              -------   -------  ----------   ----------  --------   -------
Units, end of period            1,720     1,668     375,058      355,648    17,939     7,334
                              =======   =======  ==========   ==========  ========   =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                               American
                                        American             International            American
                                International Series II       Series III        New World Series II
                              --------------------------  ------------------  -----------------------
                                 2010           2009        2010       2009      2010         2009
                              -----------   ------------  --------   -------  ----------   ----------
Income:
   Dividend distributions
      received                $ 1,121,223   $    652,216  $  4,129   $   513  $   64,372   $   41,476
Expenses:
   Mortality and expense
      risk and
      administrative charges   (1,209,951)    (1,142,433)   (1,107)      (65)    (85,964)     (54,000)
                              -----------   ------------  --------   -------  ----------   ----------
Net investment income (loss)      (88,728)      (490,217)    3,022       448     (21,592)     (12,524)
                              -----------   ------------  --------   -------  ----------   ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --     15,492,098        --        --          --       40,954
   Net realized gain (loss)    (6,417,280)    (8,573,299)      368        17      88,012     (506,038)
                              -----------   ------------  --------   -------  ----------   ----------
Realized gains (losses)        (6,417,280)     6,918,799       368        17      88,012     (465,084)
                              -----------   ------------  --------   -------  ----------   ----------
Unrealized appreciation
   (depreciation) during the
   period                      10,595,916     18,147,921    12,971      (184)    765,905    1,762,063
                              -----------   ------------  --------   -------  ----------   ----------
Net increase (decrease) in
   contract owners' equity
   from operations              4,089,908     24,576,503    16,361       281     832,325    1,284,455
                              -----------   ------------  --------   -------  ----------   ----------
Changes from principal
   transactions:
   Purchase payments              624,237        651,466   138,614    35,944      54,186      205,263
   Transfers between
      sub-accounts and the
      company                     457,492     (8,342,124)   34,197     7,059   1,348,431      782,071
   Withdrawals                 (5,563,584)    (3,783,170)   (2,941)      (36)   (369,958)    (128,265)
   Annual contract fee           (329,178)      (350,878)   (5,735)   (1,324)    (16,138)     (10,254)
                              -----------   ------------  --------   -------  ----------   ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (4,811,033)   (11,824,706)  164,135    41,643   1,016,521      848,815
                              -----------   ------------  --------   -------  ----------   ----------
Total increase (decrease) in
   contract owners' equity       (721,125)    12,751,797   180,496    41,924   1,848,846    2,133,270
Contract owners' equity at
   beginning of period         79,897,961     67,146,164    41,924        --   4,825,915    2,692,645
                              -----------   ------------  --------   -------  ----------   ----------
Contract owners' equity at
   end of period              $79,176,836   $ 79,897,961  $222,420   $41,924  $6,674,761   $4,825,915
                              ===========   ============  ========   =======  ==========   ==========

                                  2010          2009        2010       2009      2010         2009
                              -----------   ------------  --------   -------  ----------   ----------
Units, beginning of period      3,654,277      4,270,613     3,655        --     390,957      319,955
Units issued                      396,432        236,166    15,916     3,681     232,483      200,901
Units redeemed                    580,133        852,502     1,322        26     154,995      129,899
                              -----------   ------------  --------   -------  ----------   ----------
Units, end of period            3,470,576      3,654,277    18,249     3,655     468,445      390,957
                              ===========   ============  ========   =======  ==========   ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                              Blue Chip Growth               Capital
                              Blue Chip Growth Series I          Series II            Appreciation Series I
                              -------------------------  -------------------------  -------------------------
                                  2010          2009         2010          2009         2010          2009
                              -----------   -----------  -----------   -----------  -----------   -----------
Income:
   Dividend distributions
      received                $    17,700   $    29,971  $     9,139   $    13,600  $    15,436   $    16,157
Expenses:
   Mortality and expense
      risk and
      administrative charges     (311,084)     (302,273)    (261,705)     (231,972)    (151,041)      (96,810)
                              -----------   -----------  -----------   -----------  -----------   -----------
Net investment income (loss)     (293,384)     (272,302)    (252,566)     (218,372)    (135,605)      (80,653)
                              -----------   -----------  -----------   -----------  -----------   -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --            --           --            --           --            --
   Net realized gain (loss)       507,533    (1,071,093)     233,020      (401,157)     (20,200)     (380,288)
                              -----------   -----------  -----------   -----------  -----------   -----------
Realized gains (losses)           507,533    (1,071,093)     233,020      (401,157)     (20,200)     (380,288)
                              -----------   -----------  -----------   -----------  -----------   -----------
Unrealized appreciation
   (depreciation) during the
   period                       2,620,302     8,370,097    2,312,392     5,704,536    1,075,571     2,614,582
                              -----------   -----------  -----------   -----------  -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from operations              2,834,451     7,026,702    2,292,846     5,085,007      919,766     2,153,641
                              -----------   -----------  -----------   -----------  -----------   -----------
Changes from principal
   transactions:
   Purchase payments               46,405        30,686       99,627       355,993       20,270        32,405
   Transfers between
      sub-accounts and the
      company                    (460,028)   (1,375,657)    (106,376)     (567,738)   5,849,816      (320,782)
   Withdrawals                 (2,985,508)   (2,749,718)  (1,498,037)     (722,940)  (1,475,782)     (943,309)
   Annual contract fee            (17,139)      (19,386)     (55,653)      (58,679)      (9,428)       (6,513)
                              -----------   -----------  -----------   -----------  -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from  principal
   transactions                (3,416,270)   (4,114,075)  (1,560,439)     (993,364)   4,384,876    (1,238,199)
                              -----------   -----------  -----------   -----------  -----------   -----------
Total increase (decrease) in
   contract owners' equity       (581,819)    2,912,627      732,407     4,091,643    5,304,642       915,442
Contract owners' equity at
   beginning of period         22,583,428    19,670,801   17,229,507    13,137,864    7,034,493     6,119,051
                              -----------   -----------  -----------   -----------  -----------   -----------
Contract owners' equity at
   end of period              $22,001,609   $22,583,428  $17,961,914   $17,229,507  $12,339,135   $ 7,034,493
                              ===========   ===========  ===========   ===========  ===========   ===========

                                  2010          2009         2010          2009         2010          2009
                              -----------   -----------  -----------   -----------  -----------   -----------
Units, beginning of period      1,321,971     1,660,613    1,286,919     1,372,983      791,397       966,431
Units issued                       34,955        47,485      110,926       134,937      688,212        42,315
Units redeemed                    253,774       386,127      222,668       221,001      222,688       217,349
                              -----------   -----------  -----------   -----------  -----------   -----------
Units, end of period            1,103,152     1,321,971    1,175,177     1,286,919    1,256,921       791,397
                              ===========   ===========  ===========   ===========  ===========   ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                Capital Appreciation       Capital Appreciation    CGTC Overseas Equity
                                     Series II               Value Series II             Series II
                              ------------------------  -------------------------  --------------------
                                  2010         2009         2010         2009         2010       2009
                              -----------   ----------  -----------   -----------  ---------   --------
Income:
   Dividend distributions
      received                $     2,026   $    3,833  $   271,588   $   355,159  $   2,199   $  5,352
Expenses:
   Mortality and expense
      risk and
      administrative charges     (140,150)    (111,698)    (335,556)     (270,775)    (2,284)    (4,534)
                              -----------   ----------  -----------   -----------  ---------   --------
Net investment income (loss)     (138,124)    (107,865)     (63,968)       84,384        (85)       818
                              -----------   ----------  -----------   -----------  ---------   --------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --           --    2,350,975        95,771         --         --
   Net realized gain (loss)        16,361     (225,104)     497,306      (368,582)  (109,375)   (61,538)
                              -----------   ----------  -----------   -----------  ---------   --------
Realized gains (losses)            16,361     (225,104)   2,848,281      (272,811)  (109,375)   (61,538)
                              -----------   ----------  -----------   -----------  ---------   --------
Unrealized appreciation
   (depreciation) during the
   period                         944,013    2,752,525     (406,427)    4,846,064    102,406    132,538
                              -----------   ----------  -----------   -----------  ---------   --------
Net increase (decrease) in
   contract owners' equity
   from operations                822,250    2,419,556    2,377,886     4,657,637     (7,054)    71,818
                              -----------   ----------  -----------   -----------  ---------   --------
Changes from principal
   transactions:
   Purchase payments               48,532       51,373      306,371     2,954,155        910      1,085
   Transfers between
      sub-accounts and the
      company                   2,187,364     (196,976)  (1,158,400)    5,832,589   (435,647)    88,578
   Withdrawals                   (913,630)    (304,530)    (711,691)     (193,396)    (1,701)   (10,688)
   Annual contract fee            (30,226)     (28,046)    (122,068)      (78,792)      (188)      (903)
                              -----------   ----------  -----------   -----------  ---------   --------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 1,292,040     (478,179)  (1,685,788)    8,514,556   (436,626)    78,072
                              -----------   ----------  -----------   -----------  ---------   --------
Total increase (decrease) in
   contract owners' equity      2,114,290    1,941,377      692,098    13,172,193   (443,680)   149,890
Contract owners' equity at
   beginning of period          8,267,421    6,326,044   21,392,059     8,219,866    443,680    293,790
                              -----------   ----------  -----------   -----------  ---------   --------
Contract owners' equity at
   end of period              $10,381,711   $8,267,421  $22,084,157   $21,392,059  $      --   $443,680
                              ===========   ==========  ===========   ===========  =========   ========

                                  2010         2009         2010          2009       2010        2009
                              -----------   ----------  -----------   -----------  ---------   --------
Units, beginning of period        600,894      642,374    1,848,324       907,608     30,865     26,214
Units issued                      205,355       41,820       55,401     1,250,412        411     11,449
Units redeemed                    118,603       83,300      197,337       309,696     31,276      6,798
                              -----------   ----------  -----------   -----------  ---------   --------
Units, end of period              687,646      600,894    1,706,388     1,848,324         --     30,865
                              ===========   ==========  ===========   ===========  =========   ========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                Core Allocation Plus    Core Allocation       Core Allocation
                                     Series II              Series I             Series II
                              -----------------------  -----------------  -----------------------
                                 2010         2009       2010      2009      2010         2009
                              ----------   ----------  -------   -------  ----------   ----------
Income:
   Dividend distributions
      received                $   79,909   $  106,371  $ 1,275   $ 1,558  $  151,678   $   84,873
Expenses:
   Mortality and expense
      risk and
      administrative charges    (126,458)     (98,357)    (410)      (96)    (67,331)     (10,810)
                              ----------   ----------  -------   -------  ----------   ----------
Net investment income (loss)     (46,549)       8,014      865     1,462      84,347       74,063
                              ----------   ----------  -------   -------  ----------   ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received     139,606      275,675      307        --      35,578           --
   Net realized gain (loss)       44,277     (136,779)      16        --      (6,532)      20,990
                              ----------   ----------  -------   -------  ----------   ----------
Realized gains (losses)          183,883      138,896      323        --      29,046       20,990
                              ----------   ----------  -------   -------  ----------   ----------
Unrealized appreciation
   (depreciation) during the
   period                        584,863    1,544,452    4,126      (419)    422,535       67,439
                              ----------   ----------  -------   -------  ----------   ----------
Net increase (decrease) in
   contract owners' equity
   from operations               722,197    1,691,362    5,314     1,043     535,928      162,492
                              ----------   ----------  -------   -------  ----------   ----------
Changes from principal
   transactions:
   Purchase payments             365,150    1,807,490      794    44,125   2,665,931    1,131,423
   Transfers between
      sub-accounts and the
      company                   (135,712)   2,160,248    8,441     2,457   1,987,322    1,317,103
   Withdrawals                  (165,301)    (112,948)      33       117     (39,803)       3,101
   Annual contract fee           (53,296)     (28,428)    (463)   (2,427)    (24,417)      (1,527)
                              ----------   ----------  -------   -------  ----------   ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                   10,841    3,826,362    8,805    44,272   4,589,033    2,450,100
                              ----------   ----------  -------   -------  ----------   ----------
Total increase (decrease) in
   contract owners' equity       733,038    5,517,724   14,119    45,315   5,124,961    2,612,592
Contract owners' equity at
   beginning of period         8,364,441    2,846,717   45,315        --   2,612,592           --
                              ----------   ----------  -------   -------  ----------   ----------
Contract owners' equity at
   end of period              $9,097,479   $8,364,441  $59,434   $45,315  $7,737,553   $2,612,592
                              ==========   ==========  =======   =======  ==========   ==========

                                 2010         2009       2010      2009      2010         2009
                              ----------   ----------  -------   -------  ----------   ----------
Units, beginning of period       775,960      325,588    3,065        --     173,650           --
Units issued                      44,211      572,665      616     3,065     339,456      202,593
Units redeemed                    43,622      122,293       28        --      42,039       28,943
                              ----------   ----------  -------   -------  ----------   ----------
Units, end of period             776,549      775,960    3,653     3,065     471,067      173,650
                              ==========   ==========  =======   =======  ==========   ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                Core Balanced
                                 Core Balanced                                    Strategy
                                    Series I        Core Balanced Series II      Series NAV
                              -------------------  ------------------------  ------------------
                                2010       2009        2010         2009       2010       2009
                              --------   --------  -----------   ----------  --------   -------
Income:
   Dividend distributions
      received                $  3,106   $  1,804  $   206,708   $   69,024  $  5,550   $   456
Expenses:
   Mortality and expense
      risk and
      administrative charges    (1,559)      (340)    (136,967)     (21,593)   (3,180)      (48)
                              --------   --------  -----------   ----------  --------   -------
Net investment income (loss)     1,547      1,464       69,741       47,431     2,370       408
                              --------   --------  -----------   ----------  --------   -------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received       566         --       38,124           --       276        --
   Net realized gain (loss)        405         37      188,338       38,365        64        (1)
                              --------   --------  -----------   ----------  --------   -------
Realized gains (losses)            971         37      226,462       38,365       340        (1)
                              --------   --------  -----------   ----------  --------   -------
Unrealized appreciation
   (depreciation) during the
   period                       14,794      7,501      804,962      220,038    16,660      (507)
                              --------   --------  -----------   ----------  --------   -------
Net increase (decrease) in
   contract owners' equity
   from operations              17,312      9,002    1,101,165      305,834    19,370      (100)
                              --------   --------  -----------   ----------  --------   -------
Changes from principal
   transactions:
   Purchase payments            44,544    100,000    5,948,409    1,929,424   180,628    25,000
   Transfers between
      sub-accounts and the
      company                   13,693      4,864    3,224,911    2,548,477      (149)      (64)
   Withdrawals                     106        284   (1,058,885)      (9,214)      149        64
   Annual contract fee          (2,109)    (4,000)     (43,377)      (5,171)       --        --
                              --------   --------  -----------   ----------  --------   -------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 56,234    101,148    8,071,058    4,463,516   180,628    25,000
                              --------   --------  -----------   ----------  --------   -------
Total increase (decrease) in
   contract owners' equity      73,546    110,150    9,172,223    4,769,350   199,998    24,900
Contract owners' equity at
   beginning of period         110,150         --    4,769,350           --    24,900        --
                              --------   --------  -----------   ----------  --------   -------
Contract owners' equity at
   end of period              $183,696   $110,150  $13,941,573   $4,769,350  $224,898   $24,900
                              ========   ========  ===========   ==========  ========   =======

                                2010       2009        2010         2009       2010       2009
                              --------   --------  -----------   ----------  --------   -------
Units, beginning of period       7,475         --      317,395           --     1,821        --
Units issued                     3,846      7,475      610,003      352,630    13,261     1,821
Units redeemed                      87         --       87,810       35,235        --        --
                              --------   --------  -----------   ----------  --------   -------
Units, end of period            11,234      7,475      839,588      317,395    15,082     1,821
                              ========   ========  ===========   ==========  ========   =======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                          Core Disciplined          Core Fundamental
                               Core Bond Series II   Diversification Series II     Holdings Series II
                              ---------------------  -------------------------  ------------------------
                                 2010        2009        2010          2009         2010         2009
                              ---------   ---------  -----------    ----------  -----------   ----------
Income:
   Dividend distributions
      received                $  22,531   $  21,040  $   200,497    $   92,792  $   304,622   $  105,250
Expenses:
   Mortality and expense
      risk and
      administrative charges    (16,372)    (17,126)    (106,905)      (18,776)    (187,799)     (35,485)
                              ---------   ---------  -----------    ----------  -----------   ----------
Net investment income (loss)      6,159       3,914       93,592        74,016      116,823       69,765
                              ---------   ---------  -----------    ----------  -----------   ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received      8,994          --       22,253            --       95,406           --
   Net realized gain (loss)      25,818      18,789       19,613        21,795      137,667        8,534
                              ---------   ---------  -----------    ----------  -----------   ----------
Realized gains (losses)          34,812      18,789       41,866        21,795      233,073        8,534
                              ---------   ---------  -----------    ----------  -----------   ----------
Unrealized appreciation
   (depreciation) during the
   period                         9,694      58,378      601,050       138,143      829,710      400,188
                              ---------   ---------  -----------    ----------  -----------   ----------
Net increase (decrease) in
   contract owners' equity
   from operations               50,665      81,081      736,508       233,954    1,179,606      478,487
                              ---------   ---------  -----------    ----------  -----------   ----------
Changes from principal
   transactions:
   Purchase payments                 --      16,000    2,783,568     1,293,074    7,010,260    3,777,551
   Transfers between
      sub-accounts and the
      company                    73,095     326,519    4,579,169     3,267,440    5,469,244    3,138,587
   Withdrawals                 (145,277)   (209,406)    (177,117)       (1,443)    (470,403)     (25,438)
   Annual contract fee           (1,106)     (2,229)     (35,707)       (4,618)     (69,764)      (6,202)
                              ---------   ---------  -----------    ----------  -----------   ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (73,288)    130,884    7,149,913     4,554,453   11,939,337    6,884,498
                              ---------   ---------  -----------    ----------  -----------   ----------
Total increase (decrease) in
   contract owners' equity      (22,623)    211,965    7,886,421     4,788,407   13,118,943    7,362,985
Contract owners' equity at
   beginning of period          922,623     710,658    4,788,407            --    7,362,985           --
                              ---------   ---------  -----------    ----------  -----------   ----------
Contract owners' equity at
   end of period              $ 900,000   $ 922,623  $12,674,828    $4,788,407  $20,481,928   $7,362,985
                              =========   =========  ===========    ==========  ===========   ==========

                                 2010        2009        2010          2009        2010          2009
                              ---------   ---------  -----------    ----------  -----------   ----------
Units, beginning of period       63,667      52,762      311,316            --      500,513           --
Units issued                     13,869      68,706      559,785       323,886      879,840      520,457
Units redeemed                   18,442      57,801      125,304        12,570       91,962       19,944
                              ---------   ---------  -----------    ----------  -----------   ----------
Units, end of period             59,094      63,667      745,797       311,316    1,288,391      500,513
                              =========   =========  ===========    ==========  ===========   ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                              Core Fundamental                                Core Global
                                  Holdings             Core Global          Diversification
                                 Series III     Diversification Series II     Series III
                              ----------------  -------------------------  -----------------
                                2010     2009       2010          2009       2010      2009
                              -------   ------  -----------   -----------  --------   ------
Income:
   Dividend distributions
      received                $   368   $   47  $   373,995   $   171,699  $  3,281   $   44
Expenses:
   Mortality and expense
      risk and
      administrative charges      (57)      (4)    (254,574)      (55,661)     (753)      (4)
                              -------   ------  -----------   -----------  --------   ------
Net investment income (loss)      311       43      119,421       116,038     2,528       40
                              -------   ------  -----------   -----------  --------   ------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received       26       --      183,624            --     1,130       --
   Net realized gain (loss)         1       --      253,609        74,454       225       --
                              -------   ------  -----------   -----------  --------   ------
Realized gains (losses)            27       --      437,233        74,454     1,355       --
                              -------   ------  -----------   -----------  --------   ------
Unrealized appreciation
   (depreciation) during the
   period                         253      (12)     706,838       405,212    10,674      (16)
                              -------   ------  -----------   -----------  --------   ------
Net increase (decrease) in
   contract owners' equity
   from operations                591       31    1,263,492       595,704    14,557       24
                              -------   ------  -----------   -----------  --------   ------
Changes from principal
   transactions:
   Purchase payments               --       --    6,222,069     3,069,220    81,250       --
   Transfers between
      sub-accounts and the
      company                  16,577    2,567    1,931,544     9,719,073    63,547    2,567
   Withdrawals                     73        7     (748,382)        1,299    (2,560)       7
   Annual contract fee            (36)      --      (93,345)      (21,011)   (1,598)      --
                              -------   ------  -----------   -----------  --------   ------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                16,614    2,574    7,311,886    12,768,581   140,639    2,574
                              -------   ------  -----------   -----------  --------   ------
Total increase (decrease) in
   contract owners' equity     17,205    2,605    8,575,378    13,364,285   155,196    2,598
Contract owners' equity at
   beginning of period          2,605       --   13,364,285            --     2,598       --
                              -------   ------  -----------   -----------  --------   ------
Contract owners' equity at
   end of period              $19,810   $2,605  $21,939,663   $13,364,285  $157,794   $2,598
                              =======   ======  ===========   ===========  ========   ======

                                2010     2009       2010          2009       2010      2009
                              -------   ------  -----------   -----------  --------   ------
Units, beginning of period        180       --      879,791            --       174       --
Units issued                    1,076      180      677,122       922,006     9,838      174
Units redeemed                      3       --      203,833        42,215       199       --
                              -------   ------  -----------   -----------  --------   ------
Units, end of period            1,253      180    1,353,080       879,791     9,813      174
                              =======   ======  ===========   ===========  ========   ======

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                    Disciplined
                                                            Core Strategy         Diversification
                               Core Strategy Series II       Series NAV              Series II
                              -------------------------  -------------------  -----------------------
                                 2010          2009        2010       2009       2010         2009
                              -----------   -----------  --------   --------  ----------   ----------
Income:
   Dividend distributions
      received                $ 1,120,569   $   813,703  $ 10,393   $  7,605  $  118,598   $  141,374
Expenses:
   Mortality and expense
      risk and
      administrative charges     (806,453)     (655,700)   (5,235)    (1,772)   (122,013)     (91,083)
                              -----------   -----------  --------   --------  ----------   ----------
Net investment income (loss)      314,116       158,003     5,158      5,833      (3,415)      50,291
                              -----------   -----------  --------   --------  ----------   ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --       225,360        --         --          --       54,534
   Net realized gain (loss)      (547,333)   (1,466,230)      752        265      56,601     (176,034)
                              -----------   -----------  --------   --------  ----------   ----------
Realized gains (losses)          (547,333)   (1,240,870)      752        265      56,601     (121,500)
                              -----------   -----------  --------   --------  ----------   ----------
Unrealized appreciation
   (depreciation) during the
   period                       5,637,128     9,516,520    41,663     21,050     875,240    1,683,473
                              -----------   -----------  --------   --------  ----------   ----------
Net increase (decrease) in
   contract owners' equity
   from operations              5,403,911     8,433,653    47,573     27,148     928,426    1,612,264
                              -----------   -----------  --------   --------  ----------   ----------
Changes from principal
   transactions:
   Purchase payments            2,090,541     6,600,578        --    409,142     227,718    1,263,376
   Transfers between
      sub-accounts and the
      company                      72,415     3,066,225      (302)    (1,094)   (214,639)   1,722,188
   Withdrawals                 (2,130,595)   (1,567,700)      302      1,092    (129,732)     (64,083)
   Annual contract fee           (304,403)     (258,818)       --    (12,274)    (49,317)     (29,408)
                              -----------   -----------  --------   --------  ----------   ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                  (272,042)    7,840,285        --    396,866    (165,970)   2,892,073
                              -----------   -----------  --------   --------  ----------   ----------
Total increase (decrease) in
   contract owners' equity      5,131,869    16,273,938    47,573    424,014     762,456    4,504,337
Contract owners' equity at
   beginning of period         51,521,580    35,247,642   424,014         --   8,209,925    3,705,588
                              -----------   -----------  --------   --------  ----------   ----------
Contract owners' equity at
   end of period              $56,653,449   $51,521,580  $471,587   $424,014  $8,972,381   $8,209,925
                              ===========   ===========  ========   ========  ==========   ==========

                                  2010          2009       2010       2009       2010         2009
                              -----------   -----------  --------   --------  ----------   ----------
Units, beginning of period      4,216,608     3,460,841    29,704         --     718,555      405,906
Units issued                      322,046     1,189,315        --     32,551      25,181      419,949
Units redeemed                    346,291       433,548        --      2,847      39,891      107,300
                              -----------   -----------  --------   --------  ----------   ----------
Units, end of period            4,192,363     4,216,608    29,704     29,704     703,845      718,555
                              ===========   ===========  ========   ========  ==========   ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                DWS Equity 500 Index     Equity-Income Series I    Equity-Income Series II
                              -----------------------  -------------------------  -------------------------
                                 2010         2009         2010          2009         2010          2009
                              ----------   ----------  -----------   -----------  -----------   -----------
Income:
   Dividend distributions
      received                $   58,865   $   82,643  $   526,079   $   563,195  $   390,292   $   404,850
Expenses:
   Mortality and expense
      risk and
      administrative charges     (62,031)     (52,558)    (414,314)     (392,612)    (371,146)     (324,701)
                              ----------   ----------  -----------   -----------  -----------   -----------
Net investment income (loss)      (3,166)      30,085      111,765       170,583       19,146        80,149
                              ----------   ----------  -----------   -----------  -----------   -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --           --           --            --           --            --
   Net realized gain (loss)      (16,668)     (67,233)  (1,135,250)   (2,925,569)  (1,331,912)   (1,909,277)
                              ----------   ----------  -----------   -----------  -----------   -----------
Realized gains (losses)          (16,668)     (67,233)  (1,135,250)   (2,925,569)  (1,331,912)   (1,909,277)
                              ----------   ----------  -----------   -----------  -----------   -----------
Unrealized appreciation
   (depreciation) during the
   period                        499,624      784,608    4,600,720     8,327,148    4,245,161     6,487,037
                              ----------   ----------  -----------   -----------  -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from operations               479,790      747,460    3,577,235     5,572,162    2,932,395     4,657,909
                              ----------   ----------  -----------   -----------  -----------   -----------
Changes from principal
   transactions:
   Purchase payments              17,668       43,710      298,944        39,252      196,878       284,316
   Transfers between
      sub-accounts and
      the company                (16,027)     (22,751)    (351,562)   (1,931,663)     445,180       910,630
   Withdrawals                   (97,602)     (84,280)  (3,691,347)   (3,047,931)  (3,024,727)   (1,703,253)
   Annual contract fee           (23,788)     (24,085)     (20,008)      (22,849)     (70,595)      (72,903)
                              ----------   ----------  -----------   -----------  -----------   -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (119,749)     (87,406)  (3,763,973)   (4,963,191)  (2,453,264)     (581,210)
                              ----------   ----------  -----------   -----------  -----------   -----------
Total increase (decrease) in
   contract owners' equity       360,041      660,054     (186,738)      608,971      479,131     4,076,699
Contract owners' equity at
   beginning of period         3,883,150    3,223,096   29,466,711    28,857,740   24,195,632    20,118,933
                              ----------   ----------  -----------   -----------  -----------   -----------
Contract owners' equity at
   end of period              $4,243,191   $3,883,150  $29,279,973   $29,466,711  $24,674,763   $24,195,632
                              ==========   ==========  ===========   ===========  ===========   ===========

                                    2010         2009         2010          2009         2010          2009
                              ----------   ----------  -----------   -----------  -----------   -----------
Units, beginning of period       222,514      228,714    1,176,917     1,451,326    1,793,196     1,832,651
Units issued                       5,169        4,960       30,958        23,022      139,525       253,016
Units redeemed                    11,583       11,160      198,489       297,431      312,836       292,471
                              ----------   ----------  -----------   -----------  -----------   -----------
Units, end of period             216,100      222,514    1,009,386     1,176,917    1,619,885     1,793,196
                              ==========   ==========  ===========   ===========  ===========   ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                    Financial              Financial                  Founding
                               Services Series I       Services Series II       Allocation Series II
                              --------------------  -----------------------  --------------------------
                                2010        2009       2010         2009         2010           2009
                              --------   ---------  ----------   ----------  ------------   -----------
Income:
   Dividend distributions
      received                $  2,564   $   5,560  $    5,935   $   18,477  $  3,204,051   $ 3,273,588
Expenses:
   Mortality and expense
      risk and
      administrative charges   (13,102)    (12,002)    (68,125)     (51,606)   (1,452,202)   (1,315,109)
                              --------   ---------  ----------   ----------  ------------   -----------
Net investment income (loss)   (10,538)     (6,442)    (62,190)     (33,129)    1,751,849     1,958,479
                              --------   ---------  ----------   ----------  ------------   -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received        --          --          --           --            --            --
   Net realized gain (loss)    (70,758)   (191,684)   (388,940)    (684,380)   (3,814,560)   (4,866,975)
                              --------   ---------  ----------   ----------  ------------   -----------
Realized gains (losses)        (70,758)   (191,684)   (388,940)    (684,380)   (3,814,560)   (4,866,975)
                              --------   ---------  ----------   ----------  ------------   -----------
Unrealized appreciation
   (depreciation) during the
   period                      162,166     470,016     878,264    1,854,845     9,749,649    25,037,352
                              --------   ---------  ----------   ----------  ------------   -----------
Net increase (decrease) in
   contract owners' equity
   from operations              80,870     271,890     427,134    1,137,336     7,686,938    22,128,856
                              --------   ---------  ----------   ----------  ------------   -----------
Changes from principal
   transactions:
   Purchase payments               527         450      62,055      168,435       725,661       981,288
   Transfers between
      sub-accounts and the
      company                  (65,336)    140,352      79,724      540,076    (7,611,794)      293,211
   Withdrawals                 (83,842)   (130,229)   (245,218)    (142,192)   (3,770,762)   (2,529,553)
   Annual contract fee          (1,066)     (1,034)    (11,657)     (12,947)     (582,727)     (586,416)
                              --------   ---------  ----------   ----------  ------------   -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions               (149,717)      9,539    (115,096)     553,372   (11,239,622)   (1,841,470)
                              --------   ---------  ----------   ----------  ------------   -----------
Total increase (decrease) in
   contract owners' equity     (68,847)    281,429     312,038    1,690,708    (3,552,684)   20,287,386
Contract owners' equity at
   beginning of period         911,997     630,568   4,423,347    2,732,639    96,556,117    76,268,731
                              --------   ---------  ----------   ----------  ------------   -----------
Contract owners' equity at
   end of period              $843,150   $ 911,997  $4,735,385   $4,423,347  $ 93,003,433   $96,556,117
                              ========   =========  ==========   ==========  ============   ===========

                                2010        2009       2010         2009         2010           2009
                              --------   ---------  ----------   ----------  ------------   -----------
Units, beginning of period      75,363      72,690     349,051      294,472     9,835,744    10,027,323
Units issued                       148      26,813      61,475      140,696       102,482       759,771
Units redeemed                  12,500      24,140      72,730       86,117     1,227,696       951,350
                              --------   ---------  ----------   ----------  ------------   -----------
Units, end of period            63,011      75,363     337,796      349,051     8,710,530     9,835,744
                              ========   =========  ==========   ==========  ============   ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                             Fundamental                Fundamental
                                            Value Series I            Value Series II         Global Bond Series I
                                      -------------------------  -------------------------  ------------------------
                                          2010          2009         2010          2009        2010          2009
                                      -----------   -----------  -----------   -----------  ----------   -----------
Income:
   Dividend distributions
      received                        $   314,833   $   256,595  $   334,231   $   245,556  $  135,050   $   519,039
Expenses:
   Mortality and expense
      risk and
      administrative charges             (424,302)     (417,148)    (584,609)     (532,063)    (60,721)      (63,038)
                                      -----------   -----------  -----------   -----------  ----------   -----------
Net investment income (loss)             (109,469)     (160,553)    (250,378)     (286,507)     74,329       456,001
                                      -----------   -----------  -----------   -----------  ----------   -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received                   --            --           --            --          --       590,775
   Net realized gain (loss)               989,760      (882,293)    (986,394)   (2,207,571)   (280,521)     (313,548)
                                      -----------   -----------  -----------   -----------  ----------   -----------
Realized gains (losses)                   989,760      (882,293)    (986,394)   (2,207,571)   (280,521)      277,227
                                      -----------   -----------  -----------   -----------  ----------   -----------
Unrealized appreciation
   (depreciation) during the
   period                               2,225,941     8,376,907    5,297,109    11,688,299     546,718      (245,216)
                                      -----------   -----------  -----------   -----------  ----------   -----------
Net increase (decrease) in
   contract owners' equity
   from operations                      3,106,232     7,334,061    4,060,337     9,194,221     340,526       488,012
                                      -----------   -----------  -----------   -----------  ----------   -----------
Changes from principal
   transactions:
   Purchase payments                       74,225        98,358      281,982       273,599       2,278         9,213
   Transfers between
      sub-accounts and the
      company                            (705,775)   (2,243,617)  (1,049,083)      (41,101)    178,367      (130,406)
   Withdrawals                         (3,600,178)   (3,989,468)  (3,187,445)   (1,751,934)   (811,518)     (981,309)
   Annual contract fee                    (24,748)      (28,884)    (153,083)     (154,892)     (3,314)       (3,731)
                                      -----------   -----------  -----------   -----------  ----------   -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                        (4,256,476)   (6,163,611)  (4,107,629)   (1,674,328)   (634,187)   (1,106,233)
                                      -----------   -----------  -----------   -----------  ----------   -----------
Total increase (decrease) in
   contract owners' equity             (1,150,244)    1,170,450      (47,292)    7,519,893    (293,661)     (618,221)
Contract owners' equity at
   beginning of period                 30,865,519    29,695,069   38,514,538    30,994,645   4,111,147     4,729,368
                                      -----------   -----------  -----------   -----------  ----------   -----------
Contract owners' equity at
   end of period                      $29,715,275   $30,865,519  $38,467,246   $38,514,538  $3,817,486   $ 4,111,147
                                      ===========   ===========  ===========   ===========  ==========   ===========

                                          2010          2009         2010          2009        2010          2009
                                      -----------   -----------  -----------   -----------  ----------   -----------
Units, beginning of period              2,370,649     2,964,566    2,813,343     2,935,029     154,685       205,667
Units issued                               28,063        42,765      117,466       383,592      23,421        16,448
Units redeemed                            352,676       636,682      403,521       505,278      47,421        67,430
                                      -----------   -----------  -----------   -----------  ----------   -----------
Units, end of period                    2,046,036     2,370,649    2,527,288     2,813,343     130,685       154,685
                                      ===========   ===========  ===========   ===========  ==========   ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                Global Bond Series II    Global Trust Series I   Global Trust Series II
                              ------------------------  -----------------------  ----------------------
                                  2010         2009        2010         2009        2010        2009
                              -----------  -----------  ----------  -----------  ----------  ----------
Income:
   Dividend distributions
      received                $   596,392  $ 2,021,954  $  138,101  $   141,004  $   63,718  $   62,882
Expenses:
   Mortality and expense
      risk and
      administrative charges     (293,115)    (272,660)   (128,838)    (124,348)    (72,708)    (66,611)
                              -----------  -----------  ----------  -----------  ----------  ----------
Net investment income (loss)      303,277    1,749,294       9,263       16,656      (8,990)     (3,729)
                              -----------  -----------  ----------  -----------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --    2,284,799          --           --          --          --
   Net realized gain (loss)      (765,762)    (722,522)   (125,631)    (439,634)   (156,487)   (317,359)
                              -----------  -----------  ----------  -----------  ----------  ----------
Realized gains (losses)          (765,762)   1,562,277    (125,631)    (439,634)   (156,487)   (317,359)
                              -----------  -----------  ----------  -----------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                   1,932,844   (1,224,651)    630,250    2,693,904     441,470   1,446,606
                              -----------  -----------  ----------  -----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations              1,470,359    2,086,920     513,882    2,270,926     275,993   1,125,518
                              -----------  -----------  ----------  -----------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments              220,491      312,665      16,886       27,418      20,514      26,841
   Transfers between
      sub-accounts and the
      company                    (133,527)     215,211    (156,575)    (428,681)      5,074    (204,043)
   Withdrawals                 (1,543,929)    (948,861)   (800,647)    (931,622)   (315,294)   (164,987)
   Annual contract fee            (57,673)     (63,684)     (7,116)      (8,616)    (23,071)    (25,053)
                              -----------  -----------  ----------  -----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (1,514,638)    (484,669)   (947,452)  (1,341,501)   (312,777)   (367,242)
                              -----------  -----------  ----------  -----------  ----------  ----------
Total increase (decrease)
   in contract owners'
   equity                         (44,279)   1,602,251    (433,570)     929,425     (36,784)    758,276
Contract owners' equity at
   beginning of period         18,681,678   17,079,427   9,789,283    8,859,858   5,046,009   4,287,733
                              -----------  -----------  ----------  -----------  ----------  ----------
Contract owners' equity at
   end of period              $18,637,399  $18,681,678  $9,355,713  $ 9,789,283  $5,009,225  $5,046,009
                              ===========  ===========  ==========  ===========  ==========  ==========

                                  2010         2009        2010         2009        2010        2009
                              -----------  -----------  ----------  -----------  ----------  ----------
Units, beginning of period      1,016,226    1,046,271     407,879      485,555     351,866     386,248
Units issued                      112,360      204,434       6,065        8,040      13,600      15,549
Units redeemed                    191,572      234,479      52,628       85,716      35,749      49,931
                              -----------  -----------  ----------  -----------  ----------  ----------
Units, end of period              937,014    1,016,226     361,316      407,879     329,717     351,866
                              ===========  ===========  ==========  ===========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                  Health Sciences         Health Sciences
                                      Series I               Series II         High Income Series II
                              ----------------------  ----------------------  ----------------------
                                 2010        2009        2010        2009        2010        2009
                              ----------  ----------  ----------  ----------  ----------  ----------
Income:
   Dividend distributions
      received                $       --  $       --  $       --  $       --  $  437,272  $  112,145
Expenses:
   Mortality and expense
      risk and
      administrative charges     (33,561)    (32,777)   (101,366)    (92,160)    (23,364)     (7,964)
                              ----------  ----------  ----------  ----------  ----------  ----------
Net investment income (loss)     (33,561)    (32,777)   (101,366)    (92,160)    413,908     104,181
                              ----------  ----------  ----------  ----------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --      26,932          --      80,805          --          --
   Net realized gain (loss)       80,317    (249,769)    (70,326)   (704,446)     94,080      55,041
                              ----------  ----------  ----------  ----------  ----------  ----------
Realized gains (losses)           80,317    (222,837)    (70,326)   (623,641)     94,080      55,041
                              ----------  ----------  ----------  ----------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                    215,280     752,123   1,013,641   2,248,277    (375,661)    116,557
                              ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations               262,036     496,509     841,949   1,532,476     132,327     275,779
                              ----------  ----------  ----------  ----------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments                 465         515      54,888     152,348       8,158      36,487
   Transfers between
      sub-accounts and the
      company                   (287,898)    222,109      99,237    (509,393)   (187,022)  1,157,180
   Withdrawals                  (350,470)   (259,749)   (598,100)   (439,028)   (110,663)   (201,630)
   Annual contract fee            (2,842)     (3,023)    (23,268)    (23,675)     (3,865)       (540)
                              ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (640,745)    (40,148)   (467,243)   (819,748)   (293,392)    991,497
                              ----------  ----------  ----------  ----------  ----------  ----------
Total increase (decrease)
   in contract owners'
   equity                       (378,709)    456,361     374,706     712,728    (161,065)  1,267,276
Contract owners' equity at
   beginning of period         2,395,960   1,939,599   6,463,590   5,750,862   1,323,792      56,516
                              ----------  ----------  ----------  ----------  ----------  ----------
Contract owners' equity at
   end of period              $2,017,251  $2,395,960  $6,838,296  $6,463,590  $1,162,727  $1,323,792
                              ==========  ==========  ==========  ==========  ==========  ==========

                                 2010        2009        2010        2009        2010        2009
                              ----------  ----------  ----------  ----------  ----------  ----------
Units, beginning of period       134,134     141,062     344,715     393,557     115,426       8,816
Units issued                       8,019      44,429      54,251      73,263      66,005     152,717
Units redeemed                    42,725      51,357      78,705     122,105      89,039      46,107
                              ----------  ----------  ----------  ----------  ----------  ----------
Units, end of period              99,428     134,134     320,261     344,715      92,392     115,426
                              ==========  ==========  ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                       International
                                 High Yield Series I      High Yield Series II         Core Series I
                              ------------------------  ------------------------  ----------------------
                                  2010         2009         2010         2009        2010        2009
                              -----------  -----------  -----------  -----------  ----------  ----------
Income:
   Dividend distributions
      received                $ 1,216,978  $   401,992  $ 2,815,510  $   868,360  $   37,462  $   52,651
Expenses:
   Mortality and expense
      risk and
      administrative charges      (54,720)     (59,896)    (123,988)    (124,824)    (31,377)    (32,758)
                              -----------  -----------  -----------  -----------  ----------  ----------
Net investment income (loss)    1,162,258      342,096    2,691,522      743,536       6,085      19,893
                              -----------  -----------  -----------  -----------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --           --           --           --          --      64,529
   Net realized gain (loss)       341,375     (849,251)     887,862   (1,322,314)   (218,019)   (193,387)
                              -----------  -----------  -----------  -----------  ----------  ----------
Realized gains (losses)           341,375     (849,251)     887,862   (1,322,314)   (218,019)   (128,858)
                              -----------  -----------  -----------  -----------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                  (1,137,574)   2,075,324   (2,808,146)   3,762,976     354,579     419,453
                              -----------  -----------  -----------  -----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations                366,059    1,568,169      771,238    3,184,198     142,645     310,488
                              -----------  -----------  -----------  -----------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments                5,568        2,832       44,651      521,654       1,824       5,478
   Transfers between
      sub-accounts and the
      company                    (104,129)     222,434     (841,126)     600,605     (30,773)    (29,891)
   Withdrawals                   (906,018)  (1,326,392)  (1,299,366)  (1,329,919)   (341,641)   (314,930)
   Annual contract fee             (2,986)      (3,874)     (15,109)     (14,461)     (1,545)     (1,860)
                              -----------  -----------  -----------  -----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (1,007,565)  (1,105,000)  (2,110,950)    (222,121)   (372,135)   (341,203)
                              -----------  -----------  -----------  -----------  ----------  ----------
Total increase (decrease)
   in contract owners'
   equity                        (641,506)     463,169   (1,339,712)   2,962,077    (229,490)    (30,715)
Contract owners' equity at
   beginning of period          3,895,684    3,432,515    8,953,289    5,991,212   2,336,287   2,367,002
                              -----------  -----------  -----------  -----------  ----------  ----------
Contract owners' equity at
   end of period              $ 3,254,178  $ 3,895,684  $ 7,613,577  $ 8,953,289  $2,106,797  $2,336,287
                              ===========  ===========  ===========  ===========  ==========  ==========

                                  2010         2009         2010         2009        2010        2009
                              -----------  -----------  -----------  -----------  ----------  ----------
Units, beginning of period        237,134      321,813      508,280      513,029     180,124     215,174
Units issued                       60,220       89,687      212,574      240,622       8,678      11,167
Units redeemed                    121,498      174,366      335,585      245,371      38,019      46,217
                              -----------  -----------  -----------  -----------  ----------  ----------
Units, end of period              175,856      237,134      385,269      508,280     150,783     180,124
                              ===========  ===========  ===========  ===========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                       International Equity   International Equity
                                International Core            Index A                Index A
                                     Series II            Trust Series I        Trust Series II
                              ----------------------  ---------------------  ----------------------
                                 2010        2009        2010        2009       2010        2009
                              ----------  ----------  ----------  ---------  ----------  ----------
Income:
   Dividend distributions
      received                $   27,985  $   35,484  $   44,558  $ 102,277  $  100,928  $  285,795
Expenses:
   Mortality and expense
      risk and
      administrative charges     (27,129)    (25,519)    (26,461)   (13,464)    (69,704)    (37,377)
                              ----------  ----------  ----------  ---------  ----------  ----------
Net investment income (loss)         856       9,965      18,097     88,813      31,224     248,418
                              ----------  ----------  ----------  ---------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --      46,085     617,992         --   1,607,576          --
   Net realized gain (loss)     (291,698)   (163,533)   (284,438)   (53,984)   (648,353)   (312,802)
                              ----------  ----------  ----------  ---------  ----------  ----------
Realized gains (losses)         (291,698)   (117,448)    333,554    (53,984)    959,223    (312,802)
                              ----------  ----------  ----------  ---------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                    417,526     364,750    (159,414)   217,781    (533,972)    793,125
                              ----------  ----------  ----------  ---------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations               126,684     257,267     192,237    252,610     456,475     728,741
                              ----------  ----------  ----------  ---------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments              12,274      19,417      13,516        318      17,903      17,236
   Transfers between
      sub-accounts and the
      company                    (97,914)     54,156   1,412,741    (32,871)  2,858,859     (69,518)
   Withdrawals                  (114,432)    (37,764)   (306,158)  (140,310)   (141,583)   (417,935)
   Annual contract fee            (4,731)     (5,175)       (956)      (542)    (18,363)    (10,121)
                              ----------  ----------  ----------  ---------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (204,803)     30,634   1,119,143   (173,405)  2,716,816    (480,338)
                              ----------  ----------  ----------  ---------  ----------  ----------
Total increase (decrease)
   in contract owners'
   equity                        (78,119)    287,901   1,311,380     79,205   3,173,291     248,403
Contract owners' equity at
   beginning of period         1,877,809   1,589,908     894,801    815,596   2,514,348   2,265,945
                              ----------  ----------  ----------  ---------  ----------  ----------
Contract owners' equity at
   end of period              $1,799,690  $1,877,809  $2,206,181  $ 894,801  $5,687,639  $2,514,348
                              ==========  ==========  ==========  =========  ==========  ==========

                                 2010        2009        2010        2009       2010        2009
                              ----------  ----------  ----------  ---------  ----------  ----------
Units, beginning of period       125,956     123,749      51,358     63,514     145,519     177,598
Units issued                      24,498      17,658      92,877      1,534     219,326      24,527
Units redeemed                    38,607      15,451      28,877     13,690      57,759      56,606
                              ----------  ----------  ----------  ---------  ----------  ----------
Units, end of period             111,847     125,956     115,358     51,358     307,086     145,519
                              ==========  ==========  ==========  =========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                           International
                               International Equity        Opportunities       International Small
                                 Index Series NAV            Series II           Company Series I
                              ----------------------  ----------------------  ----------------------
                                 2010        2009        2010        2009        2010        2009
                              ----------  ----------  ----------  ----------  ----------  ----------
Income:
   Dividend distributions
      received                $   67,990  $   89,594  $   41,494  $   25,231  $   74,411  $   26,634
Expenses:
   Mortality and expense
      risk and
      administrative charges     (42,178)    (37,600)    (53,610)    (43,777)    (43,417)     (6,569)
                              ----------  ----------  ----------  ----------  ----------  ----------
Net investment income (loss)      25,812      51,994     (12,116)    (18,546)     30,994      20,065
                              ----------  ----------  ----------  ----------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --      44,897          --          --          --          --
   Net realized gain (loss)     (159,616)   (273,567)   (509,808)   (644,480)      6,649      (3,246)
                              ----------  ----------  ----------  ----------  ----------  ----------
Realized gains (losses)         (159,616)   (228,670)   (509,808)   (644,480)      6,649      (3,246)
                              ----------  ----------  ----------  ----------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                    401,284     935,096     912,748   1,506,941     507,564     (82,438)
                              ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations               267,480     758,420     390,824     843,915     545,207     (65,619)
                              ----------  ----------  ----------  ----------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments              16,788      25,170      12,097     193,471      13,276         783
   Transfers between
      sub-accounts and the
      company                     23,058    (139,721)   (264,021)    424,886    (118,267)  3,461,809
   Withdrawals                  (159,434)   (108,745)   (167,287)   (123,597)   (729,071)    (80,975)
   Annual contract fee           (15,384)    (17,934)     (7,452)     (6,172)     (3,022)       (278)
                              ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (134,972)   (241,230)   (426,663)    488,588    (837,084)  3,381,339
                              ----------  ----------  ----------  ----------  ----------  ----------
Total increase (decrease)
   in contract owners'
   equity                        132,508     517,190     (35,839)  1,332,503    (291,877)  3,315,720
Contract owners' equity at
   beginning of period         2,733,577   2,216,387   3,655,390   2,322,887   3,315,720          --
                              ----------  ----------  ----------  ----------  ----------  ----------
Contract owners' equity at
   end of period              $2,866,085  $2,733,577  $3,619,551  $3,655,390  $3,023,843  $3,315,720
                              ==========  ==========  ==========  ==========  ==========  ==========

                                 2010        2009        2010        2009        2010        2009
                              ----------  ----------  ----------  ----------  ----------  ----------
Units, beginning of period       277,682     307,630     264,723     226,741     270,317          --
Units issued                      25,467      16,918      48,073      90,691       6,575     288,673
Units redeemed                    37,693      46,866      78,505      52,709      73,089      18,356
                              ----------  ----------  ----------  ----------  ----------  ----------
Units, end of period             265,456     277,682     234,291     264,723     203,803     270,317
                              ==========  ==========  ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                International Small         International             International
                                 Company Series II         Value Series I            Value Series II
                              ----------------------  ------------------------  ------------------------
                                 2010        2009         2010         2009         2010         2009
                              ----------  ----------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions
      received                $  130,537  $   42,921  $   144,534  $   167,876  $   256,663  $   276,285
Expenses:
   Mortality and expense
      risk and
      administrative charges     (82,081)    (11,480)    (114,660)    (120,529)    (233,901)    (218,859)
                              ----------  ----------  -----------  -----------  -----------  -----------
Net investment income (loss)      48,456      31,441       29,874       47,347       22,762       57,426
                              ----------  ----------  -----------  -----------  -----------  -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --          --           --      382,066           --      658,719
   Net realized gain (loss)       15,754      (4,610)    (749,402)    (999,628)  (1,463,992)  (1,555,571)
                              ----------  ----------  -----------  -----------  -----------  -----------
Realized gains (losses)           15,754      (4,610)    (749,402)    (617,562)  (1,463,992)    (896,852)
                              ----------  ----------  -----------  -----------  -----------  -----------
Unrealized appreciation
   (depreciation) during
   the period                    948,123    (135,953)   1,125,805    2,878,861    2,332,107    4,965,601
                              ----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from operations             1,012,333    (109,122)     406,277    2,308,646      890,877    4,126,175
                              ----------  ----------  -----------  -----------  -----------  -----------
Changes from principal
   transactions:
   Purchase payments              71,828       3,020       16,763       38,012      119,859       61,632
   Transfers between
      sub-accounts and the
      company                   (372,025)  5,525,696      (87,208)    (569,057)     186,248     (756,628)
   Withdrawals                  (275,521)    (13,061)  (1,244,636)  (1,179,362)  (1,634,543)    (849,163)
   Annual contract fee           (14,680)     (2,178)      (6,143)      (7,397)     (54,256)     (59,812)
                              ----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (590,398)  5,513,477   (1,321,224)  (1,717,804)  (1,382,692)  (1,603,971)
                              ----------  ----------  -----------  -----------  -----------  -----------
Total increase (decrease)
   in contract owners'
   equity                        421,935   5,404,355     (914,947)     590,842     (491,815)   2,522,204
Contract owners' equity at
   beginning of period         5,404,355          --    8,641,031    8,050,189   16,005,189   13,482,985
                              ----------  ----------  -----------  -----------  -----------  -----------
Contract owners' equity at
   end of period              $5,826,290  $5,404,355  $ 7,726,084  $ 8,641,031  $15,513,374  $16,005,189
                              ==========  ==========  ===========  ===========  ===========  ===========

                                 2010        2009         2010         2009         2010         2009
                              ----------  ----------  -----------  -----------  -----------  -----------
Units, beginning of period       440,744          --      524,669      654,115      875,493      981,827
Units issued                      28,244     457,462       18,826        8,517       85,576       52,503
Units redeemed                    74,813      16,718      103,418      137,963      162,489      158,837
                              ----------  ----------  -----------  -----------  -----------  -----------
Units, end of period             394,175     440,744      440,077      524,669      798,580      875,493
                              ==========  ==========  ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                 Investment Quality        Investment Quality
                                    Bond Series I            Bond Series II          Large Cap Series I
                              ------------------------  ------------------------  ------------------------
                                  2010         2009         2010         2009         2010         2009
                              -----------  -----------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions
      received                $   344,894  $   348,056  $ 1,268,803  $ 1,145,721  $   115,917  $   193,950
Expenses:
   Mortality and expense
      risk and
      administrative charges     (106,338)    (113,085)    (425,202)    (353,277)    (157,152)    (144,960)
                              -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)      238,556      234,971      843,601      792,444      (41,235)      48,990
                              -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --           --           --           --           --           --
   Net realized gain (loss)       (60,341)    (276,836)     137,399     (414,847)    (547,704)  (1,441,722)
                              -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses)           (60,341)    (276,836)     137,399     (414,847)    (547,704)  (1,441,722)
                              -----------  -----------  -----------  -----------  -----------  -----------
Unrealized appreciation
   (depreciation) during
   the period                     221,901      787,816      499,130    1,730,595    1,852,759    4,007,657
                              -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from operations                400,116      746,000    1,480,130    2,108,192    1,263,820    2,614,925
                              -----------  -----------  -----------  -----------  -----------  -----------
Changes from principal
   transactions:
   Purchase payments              165,501       40,749      130,824      211,726       14,038       16,933
   Transfers between
      sub-accounts and the
      company                     221,599      153,158      645,701    5,578,920      (65,220)    (592,720)
   Withdrawals                 (1,202,449)  (1,394,862)  (2,381,368)  (1,570,138)  (1,011,147)  (1,087,247)
   Annual contract fee             (8,492)      (5,858)    (107,915)     (96,673)      (9,708)     (10,900)
                              -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                  (823,841)  (1,206,813)  (1,712,758)   4,123,835   (1,072,037)  (1,673,934)
                              -----------  -----------  -----------  -----------  -----------  -----------
Total increase (decrease)
   in contract owners'
   equity                        (423,725)    (460,813)    (232,628)   6,232,027      191,783      940,991
Contract owners' equity at
   beginning of period          7,037,751    7,498,564   27,171,719   20,939,692   11,301,320   10,360,329
                              -----------  -----------  -----------  -----------  -----------  -----------
Contract owners' equity at
   end of period              $ 6,614,026  $ 7,037,751  $26,939,091  $27,171,719  $11,493,103  $11,301,320
                              ===========  ===========  ===========  ===========  ===========  ===========

                                  2010         2009         2010         2009         2010         2009
                              -----------  -----------  -----------  -----------  -----------  -----------
Units, beginning of period        294,959      355,339    1,667,272    1,421,789      947,965    1,120,962
Units issued                       42,641       25,837      228,279      470,765        6,870        3,216
Units redeemed                     75,224       86,217      329,492      225,282       95,194      176,213
                              -----------  -----------  -----------  -----------  -----------  -----------
Units, end of period              262,376      294,959    1,566,059    1,667,272      859,641      947,965
                              ===========  ===========  ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                             Large Cap               Large Cap
                                Large Cap Series II       Value Series I          Value Series II
                              ----------------------  ----------------------  ----------------------
                                 2010        2009        2010        2009        2010        2009
                              ----------  ----------  ----------  ----------  ----------  ----------
Income:
   Dividend distributions
      received                $    9,120  $   15,349  $   10,767  $   17,241  $   41,970  $   59,538
Expenses:
   Mortality and expense
      risk and
      administrative charges     (15,253)    (13,438)    (15,888)    (17,980)    (66,862)    (66,640)
                              ----------  ----------  ----------  ----------  ----------  ----------
Net investment income (loss)      (6,133)      1,911      (5,121)       (739)    (24,892)     (7,102)
                              ----------  ----------  ----------  ----------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --          --          --          --          --          --
   Net realized gain (loss)      (52,205)    (70,009)   (211,059)   (275,364)   (385,944)   (468,394)
                              ----------  ----------  ----------  ----------  ----------  ----------
Realized gains (losses)          (52,205)    (70,009)   (211,059)   (275,364)   (385,944)   (468,394)
                              ----------  ----------  ----------  ----------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                    175,806     305,069     278,483     355,507     742,350     851,685
                              ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations               117,468     236,971      62,303      79,404     331,514     376,189
                              ----------  ----------  ----------  ----------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments               3,900       8,948         986       2,080     131,441      44,301
   Transfers between
      sub-accounts and the
      company                     51,168     (49,350)   (157,435)    (99,391)    (15,891)   (217,618)
   Withdrawals                   (22,354)    (36,384)    (99,939)   (177,140)   (324,492)   (207,819)
   Annual contract fee            (5,067)     (5,192)     (1,059)     (1,623)    (16,575)    (18,703)
                              ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                   27,647     (81,978)   (257,447)   (276,074)   (225,517)   (399,839)
                              ----------  ----------  ----------  ----------  ----------  ----------
Total increase (decrease)
   in contract owners'
   equity                        145,115     154,993    (195,144)   (196,670)    105,997     (23,650)
Contract owners' equity at
   beginning of period         1,015,130     860,137   1,121,559   1,318,229   4,509,113   4,532,763
                              ----------  ----------  ----------  ----------  ----------  ----------
Contract owners' equity at
   end of period              $1,160,245  $1,015,130  $  926,415  $1,121,559  $4,615,110  $4,509,113
                              ==========  ==========  ==========  ==========  ==========  ==========

                                 2010        2009        2010        2009        2010        2009
                              ----------  ----------  ----------  ----------  ----------  ----------
Units, beginning of period        85,876      93,616      65,259      83,531     262,996     287,239
Units issued                      10,585       1,267       6,422       8,143      32,801      27,500
Units redeemed                     8,644       9,007      21,963      26,415      46,446      51,743
                              ----------  ----------  ----------  ----------  ----------  ----------
Units, end of period              87,817      85,876      49,718      65,259     249,351     262,996
                              ==========  ==========  ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                               Lifestyle Aggressive     Lifestyle Aggressive       Lifestyle Balanced
                                     Series I                  Series II                Series I
                              ----------------------  ------------------------  ------------------------
                                 2010        2009         2010         2009         2010         2009
                              ----------  ----------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions
      received                $   45,412  $   26,928  $   559,089  $   249,745  $   697,861  $ 1,168,306
Expenses:
   Mortality and expense
      risk and
      administrative charges     (41,024)    (41,736)    (504,192)    (437,792)    (424,622)    (406,434)
                              ----------  ----------  -----------  -----------  -----------  -----------
Net investment income (loss)       4,388     (14,808)      54,897     (188,047)     273,239      761,872
                              ----------  ----------  -----------  -----------  -----------  -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --          --           --           --           --       20,676
   Net realized gain (loss)     (446,163)   (713,847)  (3,625,448)  (2,264,362)  (1,671,753)  (2,647,971)
                              ----------  ----------  -----------  -----------  -----------  -----------
Realized gains (losses)         (446,163)   (713,847)  (3,625,448)  (2,264,362)  (1,671,753)  (2,627,295)
                              ----------  ----------  -----------  -----------  -----------  -----------
Unrealized appreciation
   (depreciation) during
   the period                    758,616   1,513,949    8,125,981   11,293,317    3,940,420    8,459,040
                              ----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from operations               316,841     785,294    4,555,430    8,840,908    2,541,906    6,593,617
                              ----------  ----------  -----------  -----------  -----------  -----------
Changes from principal
   transactions:
   Purchase payments              24,177      55,738      413,104      311,457      192,809      679,112
   Transfers between
      sub-accounts and the
      company                   (190,326)   (131,896)  (1,075,283)   1,410,125     (799,512)   1,765,336
   Withdrawals                  (629,001)   (234,636)  (3,701,370)  (1,199,805)  (5,579,010)  (3,572,063)
   Annual contract fee            (3,309)     (3,551)    (158,371)    (159,949)     (31,836)     (42,476)
                              ----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (798,459)   (314,345)  (4,521,920)     361,828   (6,217,549)  (1,170,091)
                              ----------  ----------  -----------  -----------  -----------  -----------
Total increase (decrease)
   in contract owners'
   equity                       (481,618)    470,949       33,510    9,202,736   (3,675,643)   5,423,526
Contract owners' equity at
   beginning of period         3,043,641   2,572,692   34,901,841   25,699,105   30,229,430   24,805,904
                              ----------  ----------  -----------  -----------  -----------  -----------
Contract owners' equity at
   end of period              $2,562,023  $3,043,641  $34,935,351  $34,901,841  $26,553,787  $30,229,430
                              ==========  ==========  ===========  ===========  ===========  ===========

                                 2010        2009         2010         2009         2010         2009
                              ----------  ----------  -----------  -----------  -----------  -----------
Units, beginning of period       221,429     250,075    2,337,815    2,297,428    1,753,765    1,854,565
Units issued                      11,805      46,386      160,462      233,782      156,250      345,363
Units redeemed                    70,765      75,032      445,523      193,395      499,872      446,163
                              ----------  ----------  -----------  -----------  -----------  -----------
Units, end of period             162,469     221,429    2,052,754    2,337,815    1,410,143    1,753,765
                              ==========  ==========  ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                  Lifestyle Balanced       Lifestyle Conservative     Lifestyle Conservative
                                       Series II                   Series I                  Series II
                              --------------------------  ------------------------  --------------------------
                                  2010          2009         2010         2009          2010          2009
                              ------------  ------------  -----------  -----------  ------------  ------------
Income:
   Dividend distributions
      received                $ 22,272,947  $ 31,175,464  $   292,345  $   582,874  $  5,685,259  $  9,422,110
Expenses:
   Mortality and expense
      risk and
      administrative charges   (13,319,349)  (11,042,216)    (179,668)    (187,363)   (3,464,326)   (2,553,242)
                              ------------  ------------  -----------  -----------  ------------  ------------
Net investment income (loss)     8,953,598    20,133,248      112,677      395,511     2,220,933     6,868,868
                              ------------  ------------  -----------  -----------  ------------  ------------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received            --       562,085           --       30,408            --       396,359
   Net realized gain (loss)    (18,392,184)  (26,404,043)    (112,720)    (875,345)   (1,004,053)   (6,087,187)
                              ------------  ------------  -----------  -----------  ------------  ------------
Realized gains (losses)        (18,392,184)  (25,841,958)    (112,720)    (844,937)   (1,004,053)   (5,690,828)
                              ------------  ------------  -----------  -----------  ------------  ------------
Unrealized appreciation
   (depreciation) during
   the period                   90,471,045   188,255,011      811,520    2,536,873    14,230,745    28,807,979
                              ------------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in
   contract owners' equity
   from operations              81,032,459   182,546,301      811,477    2,087,447    15,447,625    29,986,019
                              ------------  ------------  -----------  -----------  ------------  ------------
Changes from principal
   transactions:
   Purchase payments            34,688,684    54,719,626       41,322       34,459    13,767,992    15,012,122
   Transfers between
      sub-accounts and the
      company                    9,904,899    42,738,422      810,679     (349,654)   25,264,396    38,955,393
   Withdrawals                 (57,011,407)  (37,119,350)  (2,132,151)  (1,925,443)  (20,121,162)  (12,961,289)
   Annual contract fee          (4,305,274)   (3,669,105)     (10,863)     (12,575)   (1,107,805)     (753,569)
                              ------------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (16,723,098)   56,669,593   (1,291,013)  (2,253,213)   17,803,421    40,252,657
                              ------------  ------------  -----------  -----------  ------------  ------------
Total increase (decrease)
   in contract owners'
   equity                       64,309,361   239,215,894     (479,536)    (165,766)   33,251,046    70,238,676
Contract owners' equity at
   beginning of period         846,399,527   607,183,633   11,621,584   11,787,350   195,830,587   125,591,911
                              ------------  ------------  -----------  -----------  ------------  ------------
Contract owners' equity at
   end of period              $910,708,888  $846,399,527  $11,142,048  $11,621,584  $229,081,633  $195,830,587
                              ============  ============  ===========  ===========  ============  ============

                                  2010          2009         2010         2009          2010          2009
                              ------------  ------------  -----------  -----------  ------------  ------------
Units, beginning of period      57,547,943    52,147,101      617,028      751,308    12,691,596     9,578,698
Units issued                     4,247,183    10,179,238       98,678      172,624     4,422,431     5,570,239
Units redeemed                   4,900,909     4,778,396      168,291      306,904     3,181,664     2,457,341
                              ------------  ------------  -----------  -----------  ------------  ------------
Units, end of period            56,894,217    57,547,943      547,415      617,028    13,932,363    12,691,596
                              ============  ============  ===========  ===========  ============  ============

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                  Lifestyle Growth          Lifestyle Growth           Lifestyle Moderate
                                      Series I                  Series II                  Series I
                              ------------------------  --------------------------  ------------------------
                                  2010         2009         2010          2009          2010         2009
                              -----------  -----------  ------------  ------------  -----------  -----------
Income:
   Dividend distributions
      received                $   404,582  $   525,295  $ 20,586,742  $ 24,794,572  $   345,602  $   591,383
Expenses:
   Mortality and expense
      risk and
      administrative charges     (265,550)    (259,214)  (14,210,727)  (11,900,119)    (212,716)    (204,458)
                              -----------  -----------  ------------  ------------  -----------  -----------
Net investment income (loss)      139,032      266,081     6,376,015    12,894,453      132,886      386,925
                              -----------  -----------  ------------  ------------  -----------  -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --           --            --            --           --           --
   Net realized gain (loss)      (849,392)  (1,770,153)  (26,794,554)  (28,458,260)    (350,878)  (1,428,354)
                              -----------  -----------  ------------  ------------  -----------  -----------
Realized gains (losses)          (849,392)  (1,770,153)  (26,794,554)  (28,458,260)    (350,878)  (1,428,354)
                              -----------  -----------  ------------  ------------  -----------  -----------
Unrealized appreciation
   (depreciation) during
   the period                   2,536,783    6,093,815   118,232,817   227,997,208    1,335,132    3,936,810
                              -----------  -----------  ------------  ------------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from operations              1,826,423    4,589,743    97,814,278   212,433,401    1,117,140    2,895,381
                              -----------  -----------  ------------  ------------  -----------  -----------
Changes from principal
   transactions:
   Purchase payments              758,857       61,791    33,337,999    42,788,493      144,585      261,638
   Transfers between
      sub-accounts and the
      company                      35,860       37,528    (1,640,229)   18,997,254      802,638      469,072
   Withdrawals                 (2,650,531)  (3,123,219)  (47,342,647)  (25,030,528)  (2,466,475)  (3,144,087)
   Annual contract fee            (34,146)     (15,479)   (4,938,190)   (4,498,747)      (8,008)     (11,363)
                              -----------  -----------  ------------  ------------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (1,889,960)  (3,039,379)  (20,583,067)   32,256,472   (1,527,260)  (2,424,740)
                              -----------  -----------  ------------  ------------  -----------  -----------
Total increase (decrease)
   in contract owners'
   equity                         (63,537)   1,550,364    77,231,211   244,689,873     (410,120)     470,641
Contract owners' equity at
   beginning of period         17,934,747   16,384,383   904,375,985   659,686,112   13,889,676   13,419,035
                              -----------  -----------  ------------  ------------  -----------  -----------
Contract owners' equity at
   end of period              $17,871,210  $17,934,747  $981,607,196  $904,375,985  $13,479,556  $13,889,676
                              ===========  ===========  ============  ============  ===========  ===========

                                  2010         2009         2010          2009          2010         2009
                              -----------  -----------  ------------  ------------  -----------  -----------
Units, beginning of period      1,147,523    1,375,913    64,056,962    60,321,560      783,719      955,032
Units issued                      145,233      117,878     4,856,082     7,969,505       87,828      127,180
Units redeemed                    253,037      346,268     5,826,503     4,234,103      175,614      298,493
                              -----------  -----------  ------------  ------------  -----------  -----------
Units, end of period            1,039,719    1,147,523    63,086,541    64,056,962      695,933      783,719
                              ===========  ===========  ============  ============  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                  Lifestyle Moderate
                                       Series II          Mid Cap Index Series I   Mid Cap Index Series II
                              --------------------------  ----------------------  ------------------------
                                  2010          2009         2010        2009          2010        2009
                              ------------  ------------  ----------  ----------  -----------  -----------
Income:
   Dividend distributions
      received                $  7,765,954  $ 11,622,622  $   17,830  $   14,511  $    91,816  $    75,130
Expenses:
   Mortality and expense
      risk and
      administrative charges    (4,650,149)   (3,741,454)    (25,107)    (21,345)    (174,249)    (139,206)
                              ------------  ------------  ----------  ----------  -----------  -----------
Net investment income (loss)     3,115,805     7,881,168      (7,277)     (6,834)     (82,433)     (64,076)
                              ------------  ------------  ----------  ----------  -----------  -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received            --            --          --      21,314           --      137,046
   Net realized gain (loss)     (4,072,791)  (10,373,082)   (130,192)   (194,675)    (646,299)    (942,577)
                              ------------  ------------  ----------  ----------  -----------  -----------
Realized gains (losses)         (4,072,791)  (10,373,082)   (130,192)   (173,361)    (646,299)    (805,531)
                              ------------  ------------  ----------  ----------  -----------  -----------
Unrealized appreciation
   (depreciation) during
   the period                   26,496,520    57,486,635     480,195     588,423    3,051,766    3,551,689
                              ------------  ------------  ----------  ----------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from operations              25,539,534    54,994,721     342,726     408,228    2,323,034    2,682,082
                              ------------  ------------  ----------  ----------  -----------  -----------
Changes from principal
   transactions:
   Purchase payments            17,732,999    24,379,694         949         504       99,739      117,506
   Transfers between
      sub-accounts and the
      company                   18,561,452    20,452,516     184,609      98,015      (17,297)      65,698
   Withdrawals                 (20,876,029)  (15,253,812)   (236,092)   (216,642)    (949,067)    (619,417)
   Annual contract fee          (1,469,867)   (1,128,582)     (1,493)     (1,464)     (49,550)     (47,089)
                              ------------  ------------  ----------  ----------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 13,948,555    28,449,816     (52,027)   (119,587)    (916,175)    (483,302)
                              ------------  ------------  ----------  ----------  -----------  -----------
Total increase (decrease)
   in contract owners'
   equity                       39,488,089    83,444,537     290,699     288,641    1,406,859    2,198,780
Contract owners' equity at
   beginning of period         284,909,963   201,465,426   1,630,122   1,341,481   10,562,167    8,363,387
                              ------------  ------------  ----------  ----------  -----------  -----------
Contract owners' equity at
   end of period              $324,398,052  $284,909,963  $1,920,821  $1,630,122  $11,969,026  $10,562,167
                              ============  ============  ==========  ==========  ===========  ===========

                                  2010          2009         2010        2009          2010        2009
                              ------------  ------------  ----------  ----------  -----------  -----------
Units, beginning of period      19,158,362    16,670,661      94,682     105,262      677,616      712,717
Units issued                     3,195,748     4,853,075      30,277      14,212       96,466       79,738
Units redeemed                   2,142,786     2,365,374      35,260      24,792      153,697      114,839
                              ------------  ------------  ----------  ----------  -----------  -----------
Units, end of period            20,211,324    19,158,362      89,699      94,682      620,385      677,616
                              ============  ============  ==========  ==========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                               Mid Cap Stock Series I    Mid Cap Stock Series II    Mid Value Series I
                              ------------------------  ------------------------  ----------------------
                                 2010          2009         2010         2009        2010        2009
                              -----------  -----------  -----------  -----------  ----------  ----------
Income:
   Dividend distributions
      received                $         8  $        --  $        --  $        --  $   79,489  $   17,371
Expenses:
   Mortality and expense
      risk and
      administrative charges     (152,443)    (148,460)    (248,275)    (215,809)    (63,581)    (42,414)
                              -----------  -----------  -----------  -----------  ----------  ----------
Net investment income (loss)     (152,435)    (148,460)    (248,275)    (215,809)     15,908     (25,043)
                              -----------  -----------  -----------  -----------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --           --           --           --      14,426          --
   Net realized gain (loss)      (603,741)  (1,223,712)    (555,709)    (953,223)    208,997     112,107
                              -----------  -----------  -----------  -----------  ----------  ----------
Realized gains (losses)          (603,741)  (1,223,712)    (555,709)    (953,223)    223,423     112,107
                              -----------  -----------  -----------  -----------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                   2,673,841    3,767,207    3,916,006    4,892,184     295,396   1,056,987
                              -----------  -----------  -----------  -----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations              1,917,665    2,395,035    3,112,022    3,723,152     534,727   1,144,051
                              -----------  -----------  -----------  -----------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments               95,957       43,082      106,950      177,993         960         640
   Transfers between
      sub-accounts and the
      company                    (194,531)    (505,479)    (671,767)    (392,922)    (91,115)  3,256,905
   Withdrawals                 (1,590,973)  (2,030,770)  (1,572,129)    (652,219)   (518,770)   (235,959)
   Annual contract fee            (13,314)     (11,975)     (54,680)     (57,305)     (4,384)     (2,272)
                              -----------  -----------  -----------  -----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (1,702,861)  (2,505,142)  (2,191,626)    (924,453)   (613,309)  3,019,314
                              -----------  -----------  -----------  -----------  ----------  ----------
Total increase (decrease)
   in contract owners'
   equity                         214,804     (110,107)     920,396    2,798,699     (78,582)  4,163,365
Contract owners' equity at
   beginning of period         10,087,347   10,197,454   16,194,692   13,395,993   4,163,365          --
                              -----------  -----------  -----------  -----------  ----------  ----------
Contract owners' equity at
   end of period              $10,302,151  $10,087,347  $17,115,088  $16,194,692  $4,084,783  $4,163,365
                              ===========  ===========  ===========  ===========  ==========  ==========

                                 2010          2009         2010         2009        2010        2009
                              -----------  -----------  -----------  -----------  ----------  ----------
Units, beginning of period        699,450      913,146      928,470      988,037     276,616          --
Units issued                       24,695       17,509       65,213       77,964       3,189     330,859
Units redeemed                    132,560      231,205      180,648      137,531      42,544      54,243
                              -----------  -----------  -----------  -----------  ----------  ----------
Units, end of period              591,585      699,450      813,035      928,470     237,261     276,616
                              ===========  ===========  ===========  ===========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                 Mid Value Series II       Money Market Series I       Money Market Series II
                              ------------------------  ---------------------------  --------------------------
                                  2010         2009          2010          2009          2010          2009
                              -----------  -----------  -------------  ------------  ------------  ------------
Income:
   Dividend distributions
      received                $   221,539  $    28,391  $          --  $     43,350  $         --  $     97,661
Expenses:
   Mortality and expense
      risk and
      administrative charges     (194,559)    (128,922)      (194,916)     (299,887)   (1,200,594)   (1,862,672)
                              -----------  -----------  -------------  ------------  ------------  ------------
Net investment income (loss)       26,980     (100,531)      (194,916)     (256,537)   (1,200,594)   (1,765,011)
                              -----------  -----------  -------------  ------------  ------------  ------------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received       45,322           --            135            --           793            --
   Net realized gain (loss)       684,730      (66,016)            --            --            --            --
                              -----------  -----------  -------------  ------------  ------------  ------------
Realized gains (losses)           730,052      (66,016)           135            --           793            --
                              -----------  -----------  -------------  ------------  ------------  ------------
Unrealized appreciation
   (depreciation) during
   the period                     885,273    3,679,685             --            --            --            --
                              -----------  -----------  -------------  ------------  ------------  ------------
Net increase (decrease) in
   contract owners' equity
   from operations              1,642,305    3,513,138       (194,781)     (256,537)   (1,199,801)   (1,765,011)
                              -----------  -----------  -------------  ------------  ------------  ------------
Changes from principal
   transactions:
   Purchase payments               80,124       28,778        837,582       323,581     9,959,577    16,044,584
   Transfers between
      sub-accounts and the
      company                    (281,807)   9,765,797     (9,167,167)    2,443,820   (17,961,509)  (17,431,242)
   Withdrawals                 (1,499,018)  (1,004,525)  4,396,281.00   (12,230,007)  (19,083,486)  (29,337,317)
   Annual contract fee            (42,218)     (27,861)       (13,403)      (19,360)     (376,425)     (516,087)
                              -----------  -----------  -------------  ------------  ------------  ------------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (1,742,919)   8,762,189     (3,946,707)   (9,481,966)  (27,461,843)  (31,240,062)
                              -----------  -----------  -------------  ------------  ------------  ------------
Total increase (decrease)
   in contract
   owners'equity                 (100,614)  12,275,327     (4,141,488)   (9,738,503)  (28,661,644)  (33,005,073)
Contract owners' equity at
   beginning of period         12,904,715      629,388     14,419,204    24,157,707    87,118,936   120,124,009
                              -----------  -----------  -------------  ------------  ------------  ------------
Contract owners' equity at
   end of period              $12,804,101  $12,904,715  $  10,277,716  $ 14,419,204  $ 58,457,292  $ 87,118,936
                              ===========  ===========  =============  ============  ============  ============

                                  2010         2009          2010          2009          2010          2009
                              -----------  -----------  -------------  ------------  ------------  ------------
Units, beginning of period        859,298       60,229        908,732     1,531,839     6,838,505     9,306,136
Units issued                       31,463      918,435        507,903       642,409     4,333,167     6,447,774
Units redeemed                    142,792      119,366        774,718     1,265,516     6,512,448     8,915,405
                              -----------  -----------  -------------  ------------  ------------  ------------
Units, end of period              747,969      859,298        641,917       908,732     4,659,224     6,838,505
                              ===========  ===========  =============  ============  ============  ============

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                   Money Market          Mutual Shares        Natural Resources
                                 Trust B Series NAV         Series I             Series II
                              -----------------------  -----------------  ------------------------
                                 2010         2009       2010      2009      2010          2009
                              ----------  -----------  --------  -------  -----------  -----------
Income:
   Dividend distributions
      received                $    2,509  $    35,813  $  9,720  $    --  $    59,074  $    79,211
Expenses:
   Mortality and expense
      risk and
      administrative charges     (79,157)    (112,620)   (2,212)    (203)    (214,563)    (179,275)
                              ----------  -----------  --------  -------  -----------  -----------
Net investment income (loss)     (76,648)     (76,807)    7,508     (203)    (155,489)    (100,064)
                              ----------  -----------  --------  -------  -----------  -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --           --        --       --           --    3,543,039
   Net realized gain (loss)           --           --     2,435      225   (1,543,370)  (8,213,168)
                              ----------  -----------  --------  -------  -----------  -----------
Realized gains (losses)               --           --     2,435      225   (1,543,370)  (4,670,129)
                              ----------  -----------  --------  -------  -----------  -----------
Unrealized appreciation
   (depreciation) during
   the period                         --           --    20,698    4,608    3,370,023    9,728,386
                              ----------  -----------  --------  -------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from operations               (76,648)     (76,807)   30,641    4,630    1,671,164    4,958,193
                              ----------  -----------  --------  -------  -----------  -----------
Changes from principal
   transactions:
   Purchase payments               2,100       28,940   253,906   80,765       98,002      323,936
   Transfers between
      sub-accounts and the
      company                    (88,035)  (1,334,047)   65,778   15,548      207,771    1,880,159
   Withdrawals                  (697,979)  (1,866,420)   (5,834)      29   (1,489,128)    (627,661)
   Annual contract fee           (21,746)     (29,479)  (10,699)  (3,217)     (33,709)     (35,596)
                              ----------  -----------  --------  -------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (805,660)  (3,201,006)  303,151   93,125   (1,217,064)   1,540,838
                              ----------  -----------  --------  -------  -----------  -----------
Total increase (decrease)
   in contract owners'
   equity                       (882,308)  (3,277,813)  333,792   97,755      454,100    6,499,031
Contract owners' equity at
   beginning of period         5,298,947    8,576,760    97,755       --   15,108,336    8,609,305
                              ----------  -----------  --------  -------  -----------  -----------
Contract owners' equity at
   end of period              $4,416,639  $ 5,298,947  $431,547  $97,755  $15,562,436  $15,108,336
                              ==========  ===========  ========  =======  ===========  ===========

                                 2010         2009       2010      2009      2010          2009
                              ----------  -----------  --------  -------  -----------  -----------
Units, beginning of period       418,279      669,660     9,252       --      474,644      403,134
Units issued                      94,649      165,449    29,132    9,411      114,590      228,216
Units redeemed                   158,636      416,830     1,393      159      153,099      156,706
                              ----------  -----------  --------  -------  -----------  -----------
Units, end of period             354,292      418,279    36,991    9,252      436,135      474,644
                              ==========  ===========  ========  =======  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                   Optimized All          Optimized Value
                                   Cap Series II             Series II          Pacific Rim Series I
                              ----------------------  ----------------------  -----------------------
                                 2010        2009        2010        2009         2010        2009
                              ----------  ----------  ----------  ----------  -----------  ----------
Income:
   Dividend distributions
      received                $   64,977  $   72,801  $   36,847  $   37,663  $     5,872  $   14,150
Expenses:
   Mortality and expense
      risk and
      administrative charges    (109,341)    (97,015)    (32,605)    (29,969)      (6,682)    (19,265)
                              ----------  ----------  ----------  ----------  -----------  ----------
Net investment income (loss)     (44,364)    (24,214)      4,242       7,694         (810)     (5,115)
                              ----------  ----------  ----------  ----------  -----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --          --          --          --           --          --
   Net realized gain (loss)     (574,475)   (765,283)   (205,692)   (333,238)    (120,892)   (416,096)
                              ----------  ----------  ----------  ----------  -----------  ----------
Realized gains (losses)         (574,475)   (765,283)   (205,692)   (333,238)    (120,892)   (416,096)
                              ----------  ----------  ----------  ----------  -----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                  1,766,357   2,252,025     435,673     724,556      145,471     816,107
                              ----------  ----------  ----------  ----------  -----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations             1,147,518   1,462,528     234,223     399,012       23,769     394,896
                              ----------  ----------  ----------  ----------  -----------  ----------
Changes from principal
   transactions:
   Purchase payments              36,073      43,365      23,357      26,284        4,085      12,210
   Transfers between
      sub-accounts and the
      company                   (244,255)   (267,895)      7,059     (69,335)  (1,379,063)    (53,767)
   Withdrawals                  (436,933)   (308,094)   (246,932)   (158,997)     (85,315)   (130,098)
   Annual contract fee           (40,292)    (42,526)    (13,173)    (14,261)        (532)     (1,101)
                              ----------  ----------  ----------  ----------  -----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (685,407)   (575,150)   (229,689)   (216,309)  (1,460,825)   (172,756)
                              ----------  ----------  ----------  ----------  -----------  ----------
Total increase (decrease)
   in contract owners'
   equity                        462,111     887,378       4,534     182,703   (1,437,056)    222,140
Contract owners' equity at
   beginning of period         7,022,309   6,134,931   2,244,650   2,061,947    1,437,056   1,214,916
                              ----------  ----------  ----------  ----------  -----------  ----------
Contract owners' equity at
   end of period              $7,484,420  $7,022,309  $2,249,184  $2,244,650  $        --  $1,437,056
                              ==========  ==========  ==========  ==========  ===========  ==========

                                 2010        2009        2010        2009         2010        2009
                              ----------  ----------  ----------  ----------  -----------  ----------
Units, beginning of period       466,660     513,791     183,307     206,574      122,888     135,518
Units issued                      17,608       7,991       6,482      19,185        5,128      57,054
Units redeemed                    60,561      55,122      24,958      42,452      128,016      69,684
                              ----------  ----------  ----------  ----------  -----------  ----------
Units, end of period             423,707     466,660     164,831     183,307           --     122,888
                              ==========  ==========  ==========  ==========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                     Real Estate
                               Pacific Rim Series II       PIMCO All Asset       Securities Series I
                              -----------------------  ----------------------  -----------------------
                                 2010         2009        2010        2009        2010        2009
                              -----------  ----------  ----------  ----------  ----------  -----------
Income:
   Dividend distributions
      received                $    13,606  $   23,073  $  218,530  $  168,350  $   53,764  $    77,834
Expenses:
   Mortality and expense
      risk and
      administrative charges      (16,717)    (40,689)    (49,758)    (39,114)    (45,211)     (34,816)
                              -----------  ----------  ----------  ----------  ----------  -----------
Net investment income (loss)       (3,111)    (17,616)    168,772     129,236       8,553       43,018
                              -----------  ----------  ----------  ----------  ----------  -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --          --          --          --          --           --
   Net realized gain (loss)      (684,752)   (393,668)     (8,143)    (68,113)   (436,977)  (1,219,646)
                              -----------  ----------  ----------  ----------  ----------  -----------
Realized gains (losses)          (684,752)   (393,668)     (8,143)    (68,113)   (436,977)  (1,219,646)
                              -----------  ----------  ----------  ----------  ----------  -----------
Unrealized appreciation
   (depreciation) during
   the period                     728,122   1,119,926     160,831     369,699   1,141,656    1,763,234
                              -----------  ----------  ----------  ----------  ----------  -----------
Net increase (decrease) in
   contract owners' equity
   from operations                 40,259     708,642     321,460     430,822     713,232      586,606
                              -----------  ----------  ----------  ----------  ----------  -----------
Changes from principal
   transactions:
   Purchase payments                5,222     113,054       2,680      19,545       1,071        1,264
   Transfers between
      sub-accounts and the
      company                  (3,151,494)    138,397     484,433     126,389     (48,231)     (75,576)
   Withdrawals                    (91,861)    (25,460)   (179,436)    (95,173)   (414,769)    (196,464)
   Annual contract fee             (2,997)     (9,945)     (7,965)     (6,640)     (2,289)      (2,393)
                              -----------  ----------  ----------  ----------  ----------  -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (3,241,130)    216,046     299,712      44,121    (464,218)    (273,169)
                              -----------  ----------  ----------  ----------  ----------  -----------
Total increase (decrease)
   in contract owners'
   equity                      (3,200,871)    924,688     621,172     474,943     249,014      313,437
Contract owners' equity at
   beginning of period          3,200,872   2,276,184   2,831,337   2,356,394   2,838,113    2,524,676
                              -----------  ----------  ----------  ----------  ----------  -----------
Contract owners' equity at
   end of period              $         0  $3,200,872  $3,452,509  $2,831,337  $3,087,127  $ 2,838,113
                              ===========  ==========  ==========  ==========  ==========  ===========

                                 2010         2009        2010        2009        2010        2009
                              -----------  ----------  ----------  ----------  ----------  ----------
Units, beginning of period        194,752     177,225     182,296     181,038     118,763     135,450
Units issued                       30,501      47,897      38,673      20,090       7,451      13,000
Units redeemed                    225,253      30,370      20,545      18,832      24,925      29,687
                              -----------  ----------  ----------  ----------  ----------  ----------
Units, end of period                   --     194,752     200,424     182,296     101,289     118,763
                              ===========  ==========  ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                     Real Estate              Real Return           Science & Technology
                                Securities Series II         Bond Series II               Series I
                              ------------------------  ------------------------  ------------------------
                                 2010          2009         2010         2009         2010         2009
                              -----------  -----------  -----------  -----------  -----------  -----------
Income:
   Dividend distributions
      received                $   157,637  $   230,901  $ 1,107,379  $   832,425  $         5  $        --
Expenses:
   Mortality and expense
      risk and
      administrative charges     (152,979)    (112,466)    (162,215)    (154,589)    (110,747)     (99,920)
                              -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)        4,658      118,435      945,164      677,836     (110,742)     (99,920)
                              -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --           --           --      568,581           --           --
   Net realized gain (loss)    (1,474,186)  (3,395,117)    (259,540)    (372,894)     438,706      257,419
                              -----------  -----------  -----------  -----------  -----------  -----------
Realized gains (losses)        (1,474,186)  (3,395,117)    (259,540)     195,687      438,706      257,419
                              -----------  -----------  -----------  -----------  -----------  -----------
Unrealized appreciation
   (depreciation) during
   the period                   3,743,589    5,342,313       17,561      687,618    1,238,098    3,121,520
                              -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from operations              2,274,061    2,065,631      703,185    1,561,141    1,566,062    3,279,019
                              -----------  -----------  -----------  -----------  -----------  -----------
Changes from principal
   transactions:
   Purchase payments               30,061      112,904       34,852       73,673       14,390       15,845
   Transfers between
      sub-accounts and the
      company                     (17,355)    (217,683)     282,105       38,601        9,975     (230,040)
   Withdrawals                   (963,859)    (469,699)  (1,642,717)  (1,218,551)  (1,057,599)    (714,467)
   Annual contract fee            (26,339)     (25,821)     (24,205)     (25,176)      (9,211)      (9,525)
                              -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                  (977,492)    (600,299)  (1,349,965)  (1,131,453)  (1,042,445)    (938,187)
                              -----------  -----------  -----------  -----------  -----------  -----------
Total increase (decrease)
   in contract owners'
   equity                       1,296,569    1,465,332     (646,780)     429,688      523,617    2,340,832
Contract owners' equity at
   beginning of period          8,905,463    7,440,131    9,958,649    9,528,961    7,809,773    5,468,941
                              -----------  -----------  -----------  -----------  -----------  -----------
Contract owners' equity at
   end of period              $10,202,032  $ 8,905,463  $ 9,311,869  $ 9,958,649  $ 8,333,390  $ 7,809,773
                              ===========  ===========  ===========  ===========  ===========  ===========

                                 2010          2009         2010         2009         2010         2009
                              -----------  -----------  -----------  -----------  -----------  -----------
Units, beginning of period        474,270      500,920      653,813      734,055      799,316      926,425
Units issued                       57,329       83,419      116,489      117,510       41,110       90,720
Units redeemed                     99,319      110,069      198,243      197,752      190,487      217,829
                              -----------  -----------  -----------  -----------  -----------  -----------
Units, end of period              432,280      474,270      572,059      653,813      649,939      799,316
                              ===========  ===========  ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                       Short Term   Short Term
                                                       Government   Government
                               Science & Technology      Income       Income       Small Cap Growth
                                     Series II          Series I    Series II          Series II
                              ----------------------  ------------------------  ----------------------
                                 2010        2009         2010         2010        2010        2009
                              ----------  ----------  -----------  -----------  ----------  ----------
Income:
   Dividend distributions
      received                $       --  $       --  $   154,892  $   139,500  $       --  $       --
Expenses:
   Mortality and expense
      risk and
      administrative charges     (91,352)    (69,391)    (111,018)    (121,667)    (36,022)    (31,175)
                              ----------  ----------  -----------  -----------  ----------  ----------
Net investment income (loss)     (91,352)    (69,391)      43,874       17,833     (36,022)    (31,175)
                              ----------  ----------  -----------  -----------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --          --        2,625        2,564          --          --
   Net realized gain (loss)      199,524    (259,262)      29,788       45,620      95,536    (387,587)
                              ----------  ----------  -----------  -----------  ----------  ----------
Realized gains (losses)          199,524    (259,262)      32,413       48,184      95,536    (387,587)
                              ----------  ----------  -----------  -----------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                  1,072,386   2,462,380       27,695        7,293     377,758     948,228
                              ----------  ----------  -----------  -----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations             1,180,558   2,133,727      103,982       73,310     437,272     529,466
                              ----------  ----------  -----------  -----------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments              56,663     142,572        1,975       44,718       7,879      61,707
   Transfers between
      sub-accounts and the
      company                    286,631     873,255   11,665,101   12,107,819     179,620    (341,122)
   Withdrawals                  (486,069)   (270,749)  (1,505,242)    (652,913)   (186,778)   (144,347)
   Annual contract fee           (20,980)    (20,856)      (2,368)     (15,433)     (4,544)     (4,694)
                              ----------  ----------  -----------  -----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (163,755)    724,222   10,159,466   11,484,191      (3,823)   (428,456)
                              ----------  ----------  -----------  -----------  ----------  ----------
Total increase (decrease)
   in contract owners'
   equity                      1,016,803   2,857,949   10,263,448   11,557,501     433,449     101,010
Contract owners' equity at
   beginning of period         5,798,666   2,940,717           --           --   2,158,133   2,057,123
                              ----------  ----------  -----------  -----------  ----------  ----------
Contract owners' equity at
   end of period              $6,815,469  $5,798,666  $10,263,448  $11,557,501  $2,591,582  $2,158,133
                              ==========  ==========  ===========  ===========  ==========  ==========

                                 2010        2009         2010         2010        2010        2009
                              ----------  ----------  -----------  -----------  ----------  ----------
Units, beginning of period       402,031     328,686           --           --     148,541     183,623
Units issued                     111,727     213,398      951,405    1,145,731      41,615      38,363
Units redeemed                   128,474     140,053      137,179      227,121      41,674      73,445
                              ----------  ----------  -----------  -----------  ----------  ----------
Units, end of period             385,284     402,031      814,226      918,610     148,482     148,541
                              ==========  ==========  ===========  ===========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                    Small Cap             Small Cap               Small Cap
                                 Index Series I         Index Series II     Opportunities Series I
                              --------------------  ----------------------  ----------------------
                                2010        2009       2010        2009        2010        2009
                              ---------  ---------  ----------  ----------  ----------  ----------
Income:
   Dividend distributions
      received                $   3,319  $   4,358  $   22,531  $   41,146  $       --  $       --
Expenses:
   Mortality and expense
      risk and
      administrative charges    (10,213)    (8,931)   (123,406)   (105,816)    (22,737)    (19,501)
                              ---------  ---------  ----------  ----------  ----------  ----------
Net investment income (loss)     (6,894)    (4,573)   (100,875)    (64,670)    (22,737)    (19,501)
                              ---------  ---------  ----------  ----------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received         --     17,896          --     213,772          --          --
   Net realized gain (loss)     (64,309)   (93,539)   (387,937)   (644,653)   (200,165)   (340,508)
                              ---------  ---------  ----------  ----------  ----------  ----------
Realized gains (losses)         (64,309)   (75,643)   (387,937)   (430,881)   (200,165)   (340,508)
                              ---------  ---------  ----------  ----------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                   203,420    202,170   2,236,079   2,034,942     528,216     708,428
                              ---------  ---------  ----------  ----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations              132,217    121,954   1,747,267   1,539,391     305,314     348,419
                              ---------  ---------  ----------  ----------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments                527        284      93,719      68,639       1,200         215
   Transfers between
      sub-accounts and the
      company                   144,425    (24,002)   (386,240)   (310,047)    294,790     (16,203)
   Withdrawals                 (136,664)   (93,340)   (556,119)   (325,070)   (139,935)   (203,421)
   Annual contract fee             (504)      (507)    (40,654)    (43,093)       (821)       (819)
                              ---------  ---------  ----------  ----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                   7,784   (117,565)   (889,294)   (609,571)    155,234    (220,228)
                              ---------  ---------  ----------  ----------  ----------  ----------
Total increase (decrease)
   in contract owners'
   equity                       140,001      4,389     857,973     929,820     460,548     128,191
Contract owners' equity at
   beginning of period          592,140    587,751   7,709,607   6,779,787   1,403,807   1,275,616
                              ---------  ---------  ----------  ----------  ----------  ----------
Contract owners' equity at
   end of period              $ 732,141  $ 592,140  $8,567,580  $7,709,607  $1,864,355  $1,403,807
                              =========  =========  ==========  ==========  ==========  ==========

                                2010        2009       2010        2009        2010        2009
                              ---------  ---------  ----------  ----------  ----------  ----------
Units, beginning of period       42,433     52,481     533,669     583,749      83,182      99,833
Units issued                     12,660      3,054      23,314      22,252      29,949      18,942
Units redeemed                   12,774     13,102      79,824      72,332      26,781      35,593
                              ---------  ---------  ----------  ----------  ----------  ----------
Units, end of period             42,319     42,433     477,159     533,669      86,350      83,182
                              =========  =========  ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                     Small Cap
                                  Opportunities              Small Cap             Small Company
                                     Series II            Value Series II         Value Series I
                              ----------------------  ----------------------  ----------------------
                                 2010        2009        2010        2009        2010        2009
                              ----------  ----------  ----------  ----------  ----------  ----------
Income:
   Dividend distributions
      received                $       --  $       --  $    5,292  $   10,137  $   58,056  $   15,608
Expenses:
   Mortality and expense
      risk and
      administrative charges     (76,162)    (60,020)    (51,490)    (36,783)    (66,337)    (64,550)
                              ----------  ----------  ----------  ----------  ----------  ----------
Net investment income (loss)     (76,162)    (60,020)    (46,198)    (26,646)     (8,281)    (48,942)
                              ----------  ----------  ----------  ----------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --          --          --          --          --     555,545
   Net realized gain (loss)     (386,959)   (515,078)    123,025    (594,282)   (409,101)   (863,053)
                              ----------  ----------  ----------  ----------  ----------  ----------
Realized gains (losses)         (386,959)   (515,078)    123,025    (594,282)   (409,101)   (307,508)
                              ----------  ----------  ----------  ----------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                  1,618,931   1,704,218     629,957   1,096,411   1,203,325   1,264,860
                              ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations             1,155,810   1,129,120     706,784     475,483     785,943     908,410
                              ----------  ----------  ----------  ----------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments              76,815     138,664      44,895      51,352      24,488      14,174
   Transfers between
      sub-accounts and the
      company                     84,422    (334,139)    362,248    (299,777)   (144,474)   (283,218)
   Withdrawals                  (447,302)   (154,937)   (258,883)   (121,071)   (686,173)   (705,124)
   Annual contract fee           (20,022)    (19,923)     (5,031)     (4,703)     (4,343)     (4,758)
                              ----------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (306,087)   (370,335)    143,229    (374,199)   (810,502)   (978,926)
                              ----------  ----------  ----------  ----------  ----------  ----------
Total increase (decrease)
   in contract owners'
   equity                        849,723     758,785     850,013     101,284     (24,559)    (70,516)
Contract owners' equity at
   beginning of period         4,528,495   3,769,710   2,847,396   2,746,112   4,554,827   4,625,343
                              ----------  ----------  ----------  ----------  ----------  ----------
Contract owners' equity at
   end of period              $5,378,218  $4,528,495  $3,697,409  $2,847,396  $4,530,268  $4,554,827
                              ==========  ==========  ==========  ==========  ==========  ==========

                                 2010        2009        2010        2009        2010        2009
                              ----------  ----------  ----------  ----------  ----------  ----------
Units, beginning of period       278,902     302,602     204,515     244,270     214,933     274,110
Units issued                      59,034      32,698     116,669      66,041       6,933       4,256
Units redeemed                    79,810      56,398     108,495     105,796      42,718      63,433
                              ----------  ----------  ----------  ----------  ----------  ----------
Units, end of period             258,126     278,902     212,689     204,515     179,148     214,933
                              ==========  ==========  ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                    Small Company           Smaller Company         Smaller Company
                                   Value Series II          Growth Series I        Growth Series II
                              ------------------------  ----------------------  ----------------------
                                 2010          2009        2010        2009        2010        2009
                              -----------  -----------  ----------  ----------  ----------  ----------
Income:
   Dividend distributions
      received                $   142,357  $    24,338  $       --  $       --  $       --  $       --
Expenses:
   Mortality and expense
      risk and
      administrative charges     (191,216)    (165,565)    (33,225)     (4,433)    (42,394)     (5,238)
                              -----------  -----------  ----------  ----------  ----------  ----------
Net investment income (loss)      (48,859)    (141,227)    (33,225)     (4,433)    (42,394)     (5,238)
                              -----------  -----------  ----------  ----------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --    1,357,226      34,941          --      42,773          --
   Net realized gain (loss)      (834,981)  (1,019,331)     40,915       1,262      48,176         934
                              -----------  -----------  ----------  ----------  ----------  ----------
Realized gains (losses)          (834,981)     337,895      75,856       1,262      90,949         934
                              -----------  -----------  ----------  ----------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                   3,063,165    2,262,385     426,562     114,654     547,065     129,064
                              -----------  -----------  ----------  ----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations              2,179,325    2,459,053     469,193     111,483     595,620     124,760
                              -----------  -----------  ----------  ----------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments              108,495      120,410       3,832         327      43,278       1,119
   Transfers between
      sub-accounts and the
      company                    (200,628)    (341,237)    146,819   2,215,961     111,863   2,521,246
   Withdrawals                 (1,267,208)    (669,358)   (277,240)    (17,015)   (169,182)     (2,845)
   Annual contract fee            (36,737)     (36,636)     (1,560)       (333)    (11,338)       (999)
                              -----------  -----------  ----------  ----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (1,396,078)    (926,821)   (128,149)  2,198,940     (25,379)  2,518,521
                              -----------  -----------  ----------  ----------  ----------  ----------
Total increase (decrease)
   in contract owners'
   equity                         783,247    1,532,232     341,044   2,310,423     570,241   2,643,281
Contract owners' equity at
   beginning of period         12,173,927   10,641,695   2,310,423          --   2,643,281          --
                              -----------  -----------  ----------  ----------  ----------  ----------
Contract owners' equity at
   end of period              $12,957,174  $12,173,927  $2,651,467  $2,310,423  $3,213,522  $2,643,281
                              ===========  ===========  ==========  ==========  ==========  ==========

                                 2010          2009        2010        2009        2010        2009
                              -----------  -----------  ----------  ----------  ----------  ----------
Units, beginning of period        720,645      786,503     176,005          --     201,519          --
Units issued                       39,786       48,073      17,122     179,215      23,769     203,336
Units redeemed                    116,814      113,931      29,217       3,210      26,014       1,817
                              -----------  -----------  ----------  ----------  ----------  ----------
Units, end of period              643,617      720,645     163,910     176,005     199,274     201,519
                              ===========  ===========  ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                     Strategic
                                                                                       Income
                               Strategic Bond Series I   Strategic Bond Series II  Opportunities
                              ------------------------  -------------------------  -------------
                                  2010         2009          2010         2009          2010
                              -----------  -----------  ------------  -----------  -------------
Income:
   Dividend distributions
      received                $   695,001  $   604,592  $  1,000,406  $   755,804   $  534,671
Expenses:
   Mortality and expense
      risk and
      administrative charges      (95,680)    (117,365)     (143,162)    (147,763)     (16,573)
                              -----------  -----------  ------------  -----------   ----------
Net investment income (loss)      599,321      487,227       857,244      608,041      518,098
                              -----------  -----------  ------------  -----------   ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --           --            --           --           --
   Net realized gain (loss)      (866,858)    (558,030)     (985,898)    (478,876)      (2,550)
                              -----------  -----------  ------------  -----------   ----------
Realized gains (losses)          (866,858)    (558,030)     (985,898)    (478,876)      (2,550)
                              -----------  -----------  ------------  -----------   ----------
Unrealized appreciation
   (depreciation) during
   the period                   1,056,418    1,579,060     1,200,326    1,655,906     (402,188)
                              -----------  -----------  ------------  -----------   ----------
Net increase (decrease) in
   contract owners' equity
   from operations                788,881    1,508,257     1,071,672    1,785,071      113,360
                              -----------  -----------  ------------  -----------   ----------
Changes from principal
   transactions:
   Purchase payments                1,862        4,256        17,876      112,618          404
   Transfers between
      sub-accounts and the
      company                  (7,163,728)    (217,167)  (10,747,286)     854,538    7,487,436

   Withdrawals                 (1,540,794)  (1,418,552)     (878,014)    (655,344)    (241,406)
   Annual contract fee             (5,184)      (7,009)      (27,821)     (30,552)        (812)
Net increase (decrease) in    -----------  -----------  ------------  -----------   ----------
   contract owners' equity
   from principal
   transactions                (8,707,844)  (1,638,472)  (11,635,245)     281,260    7,245,622
                              -----------  -----------  ------------  -----------   ----------
Total increase (decrease)
   in contract owners'
   equity                      (7,918,963)    (130,215)  (10,563,573)   2,066,331    7,358,982
Contract owners' equity at
   beginning of period          7,918,963    8,049,178    10,563,573    8,497,242           --
                              -----------  -----------  ------------  -----------   ----------
Contract owners' equity at
   end of period              $        --  $ 7,918,963  $         --  $10,563,573   $7,358,982
                              ===========  ===========  ============  ===========   ==========

                                  2010         2009          2010         2009          2010
                              -----------  -----------  ------------  -----------  -------------
Units, beginning of period        387,892      483,588       670,617      653,786           --
Units issued                       13,027       19,334        48,100      121,307      416,819
Units redeemed                    400,919      115,030       718,717      104,476       16,624
                              -----------  -----------  ------------  -----------   ----------
Units, end of period                   --      387,892            --      670,617      400,195
                              ===========  ===========  ============  ===========   ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                  Strategic Income       Total Bond Market    Total Bond Market
                                  Opportunities II       Trust A Series II    Trust A Series NAV
                              -----------------------  --------------------  -------------------
                                  2010        2009        2010       2009      2010      2009
                              -----------  ----------  ----------  --------  --------  --------
Income:
   Dividend distributions
      received                $   893,246  $   82,627  $   34,518  $  7,046  $ 17,143  $  4,130
Expenses:
   Mortality and expense
      risk and
      administrative charges      (49,791)    (22,117)    (10,806)   (5,667)   (3,498)     (362)
                              -----------  ----------  ----------  --------  --------  --------
Net investment income (loss)      843,455      60,510      23,712     1,379    13,645     3,768
                              -----------  ----------  ----------  --------  --------  --------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --          --          --     4,052        --        --
   Net realized gain (loss)       112,595     (61,716)     18,016     3,730     1,702        41
                              -----------  ----------  ----------  --------  --------  --------
Realized gains (losses)           112,595     (61,716)     18,016     7,782     1,702        41
                              -----------  ----------  ----------  --------  --------  --------
Unrealized appreciation
   (depreciation) during
   the period                    (606,973)    288,879     (35,388)   (2,639)   (3,350)   (2,979)
                              -----------  ----------  ----------  --------  --------  --------
Net increase (decrease) in
   contract owners' equity
   from operations                349,077     287,673       6,340     6,522    11,997       830
                              -----------  ----------  ----------  --------  --------  --------
Changes from principal
   transactions:
   Purchase payments                3,827       2,892     969,448    40,000   373,278   138,903
   Transfers between
      sub-accounts and the
      company                  11,094,996     362,083     297,012   119,710)  126,786    38,208
   Withdrawals                   (527,181)   (225,585)   (234,869)      768    (7,709)      (39)
   Annual contract fee             (8,560)     (3,361)    (14,424)   (2,973)  (15,901)   (5,432)
                              -----------  ----------  ----------  --------  --------  --------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                10,563,082     136,029   1,017,167   (81,915)  476,454   171,640
                              -----------  ----------  ----------  --------  --------  --------
Total increase (decrease)
   in contract owners'
   equity                      10,912,159     423,702   1,023,507   (75,393)  488,451   172,470
Contract owners' equity at
   beginning of period          1,517,465   1,093,763     324,530   399,923   172,470        --
                              -----------  ----------  ----------  --------  --------  --------
Contract owners' equity at
   end of period              $12,429,624  $1,517,465  $1,348,037  $324,530  $660,921  $172,470
                              ===========  ==========  ==========  ========  ========  ========

                                  2010        2009        2010       2009      2010      2009
                              -----------  ----------  ----------  --------  --------  --------
Units, beginning of period         94,813      85,155      23,891    29,789    13,287        --
Units issued                      640,653      50,469     128,752     5,966    38,296    13,392
Units redeemed                     48,469      40,811      49,802    11,864     3,012       105
                              -----------  ----------  ----------  --------  --------  --------
Units, end of period              686,997      94,813     102,841    23,891    48,571    13,287
                              ===========  ==========  ==========  ========  ========  ========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                   Total Stock Market
                                Total Return Series I    Total Return Series II      Index Series I
                              ------------------------  ------------------------  --------------------
                                  2010         2009         2010         2009        2010       2009
                              -----------  -----------  -----------  -----------  ---------  ---------
Income:
   Dividend distributions
      received                $   460,801  $   828,353  $   781,694  $ 1,338,600  $   6,276  $   8,415
Expenses:
   Mortality and expense
      risk and
      administrative charges     (320,373)    (332,050)    (588,683)    (537,450)    (8,156)    (9,573)
                              -----------  -----------  -----------  -----------  ---------  ---------
Net investment income (loss)      140,428      496,303      193,011      801,150     (1,880)    (1,158)
                              -----------  -----------  -----------  -----------  ---------  ---------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received      336,232      968,836      627,320    1,548,911         --         --
   Net realized gain (loss)       312,637      (39,037)     614,402      (15,135)    (3,721)    (8,713)
                              -----------  -----------  -----------  -----------  ---------  ---------
Realized gains (losses)           648,869      929,799    1,241,722    1,533,776     (3,721)    (8,713)
                              -----------  -----------  -----------  -----------  ---------  ---------
Unrealized appreciation
   (depreciation) during
   the period                     396,696      860,574      680,284    1,383,771     79,880    156,312
                              -----------  -----------  -----------  -----------  ---------  ---------
Net increase (decrease) in
   contract owners' equity
   from operations              1,185,993    2,286,676    2,115,017    3,718,697     74,279    146,441
                              -----------  -----------  -----------  -----------  ---------  ---------
Changes from principal
   transactions:
   Purchase payments               20,443       41,414      289,194    1,234,607      2,776      1,507
   Transfers between
      sub-accounts and the
      company                    (108,977)   2,027,027      477,899    5,662,392    (22,934)   (29,555)
   Withdrawals                 (3,815,516)  (4,039,080)  (5,393,110)  (3,482,147)  (121,349)  (173,300)
   Annual contract fee            (13,348)     (13,589)     (91,301)     (93,823)      (670)      (950)
                              -----------  -----------  -----------  -----------  ---------  ---------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (3,917,398)  (1,984,228)  (4,717,318)   3,321,029   (142,177)  (202,298)
                              -----------  -----------  -----------  -----------  ---------  ---------
Total increase (decrease)
   in contract owners'
   equity                      (2,731,405)     302,448   (2,602,301)   7,039,726    (67,898)   (55,857)
Contract owners' equity at
   beginning of period         21,410,255   21,107,807   37,903,915   30,864,189    563,977    619,834
                              -----------  -----------  -----------  -----------  ---------  ---------
Contract owners' equity at
   end of period              $18,678,850  $21,410,255  $35,301,614  $37,903,915  $ 496,079  $ 563,977
                              ===========  ===========  ===========  ===========  =========  =========

                                  2010         2009         2010         2009        2010       2009
                              -----------  -----------  -----------  -----------  ---------  ---------
Units, beginning of period      1,055,654    1,165,684    2,189,457    1,984,413     54,556     76,037
Units issued                       75,177      160,384      314,544      606,285      5,915        882
Units redeemed                    262,336      270,414      575,114      401,241     18,867     22,363
                              -----------  -----------  -----------  -----------  ---------  ---------
Units, end of period              868,495    1,055,654    1,928,887    2,189,457     41,604     54,556
                              ===========  ===========  ===========  ===========  =========  =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                        Ultra Short        U.S. Government
                                 Total Stock Market      Term Bond           Securities
                                   Index Series II       Series II            Series I
                              ------------------------  -----------  -------------------------
                                  2010         2009         2010         2010          2009
                              -----------  -----------  -----------  ------------  -----------
Income:
   Dividend distributions
      received                $    85,596  $    99,342  $     8,907  $    117,839  $   393,928
Expenses:
   Mortality and expense
      risk and
      administrative charges     (125,825)    (116,237)      (4,026)      (60,691)    (204,379)
                              -----------  -----------  -----------  ------------  -----------
Net investment income (loss)      (40,229)     (16,895)       4,881        57,148      189,549
                              -----------  -----------  -----------  ------------  -----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received           --           --           --       392,057      350,536
   Net realized gain (loss)      (263,375)  (1,004,292)         (10)     (579,728)    (321,966)
                              -----------  -----------  -----------  ------------  -----------
Realized gains (losses)          (263,375)  (1,004,292)         (10)     (187,671)      28,570
                              -----------  -----------  -----------  ------------  -----------
Unrealized appreciation
   (depreciation) during
   the period                   1,414,768    2,671,682       (8,989)      356,080      669,506
                              -----------  -----------  -----------  ------------  -----------
Net increase (decrease) in
   contract owners' equity
   from operations              1,111,164    1,650,495       (4,118)      225,557      887,625
                              -----------  -----------  -----------  ------------  -----------
Changes from principal
   transactions:
   Purchase payments               24,578       35,761       16,542           315       66,573
   Transfers between
      sub-accounts and the
      company                    (194,409)    (672,950)     981,727   (11,852,396)    (642,462)
   Withdrawals                   (819,655)    (465,187)      16,439      (881,948)  (2,645,920)
   Annual contract fee            (38,845)     (41,431)        (355)       (2,340)      (6,491)
                              -----------  -----------  -----------  ------------  -----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (1,028,331)  (1,143,807)   1,014,353   (12,736,369)  (3,228,300)
                              -----------  -----------  -----------  ------------  -----------
Total increase (decrease)
   in contract owners'
   equity                          82,833      506,688    1,010,235   (12,510,812)  (2,340,675)
Contract owners' equity at
   beginning of period          8,170,250    7,663,562                 12,510,812   14,851,487
                              -----------  -----------  -----------  ------------  -----------
Contract owners' equity at
   end of period              $ 8,253,083  $ 8,170,250  $ 1,010,235  $         --  $12,510,812
                              ===========  ===========  ===========  ============  ===========

                                  2010         2009         2010         2010          2009
                              -----------  -----------  -----------  ------------  -----------
Units, beginning of period        602,567      715,004           --       585,906      750,264
Units issued                       14,603       52,156       83,875        38,929       66,521
Units redeemed                     88,850      164,593        2,455       624,835      230,879
                              -----------  -----------  -----------  ------------  -----------
Units, end of period              528,320      602,567       81,420            --      585,906
                              ===========  ===========  ===========  ============  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                   U.S. Government            U.S. High
                                 Securities Series II      Yield Series II      Utilities Series I
                              -------------------------  -------------------  ----------------------
                                  2010          2009        2010      2009       2010        2009
                              ------------  -----------  ---------  --------  ----------  ----------
Income:
   Dividend distributions
      received                $     99,118  $   327,320  $  89,577  $ 24,273  $   46,409  $   99,554
Expenses:
   Mortality and expense
      risk and
      administrative charges       (64,275)    (187,580)    (3,573)   (4,353)    (32,968)    (32,159)
                              ------------  -----------  ---------  --------  ----------  ----------
Net investment income (loss)        34,843      139,740     86,004    19,920      13,441      67,395
                              ------------  -----------  ---------  --------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received       365,802      287,365     73,602        --          --          --
   Net realized gain (loss)       (199,197)    (175,497)  (108,826)   (4,649)   (194,180)   (280,974)
                              ------------  -----------  ---------  --------  ----------  ----------
Realized gains (losses)            166,605      111,868    (35,224)   (4,649)   (194,180)   (280,974)
                              ------------  -----------  ---------  --------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                      (19,326)     463,320    (30,360)   88,017     382,561     740,657
                              ------------  -----------  ---------  --------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations                 182,122      714,928     20,420   103,288     201,822     527,078
                              ------------  -----------  ---------  --------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments                55,258      133,090         --        18      19,677      16,526
   Transfers between
      sub-accounts and the
      company                  (10,888,303)     749,702   (232,337)   25,356    (474,824)    355,809
   Withdrawals                    (667,709)  (1,955,283)   (64,672)  (16,327)   (299,592)   (233,094)
   Annual contract fee              (6,661)     (26,618)      (518)   (1,264)     (2,177)     (2,864)
                              ------------  -----------  ---------  --------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                (11,507,415)  (1,099,109)  (297,527)    7,783    (756,916)    136,377
                              ------------  -----------  ---------  --------  ----------  ----------
Total increase (decrease)
   in contract owners'
   equity                      (11,325,293)    (384,181)  (277,107)  111,071    (555,094)    663,455
Contract owners' equity at
   beginning of period          11,325,293   11,709,474    277,107   166,036   2,648,545   1,985,090
                              ------------  -----------  ---------  --------  ----------  ----------
Contract owners' equity at
   end of period              $         --  $11,325,293  $      --  $277,107  $2,093,451  $2,648,545
                              ============  ===========  =========  ========  ==========  ==========

                                  2010          2009        2010      2009       2010        2009
                              ------------  -----------  ---------  --------  ----------  ----------
Units, beginning of period         802,554      882,824     17,601    15,184     152,666     150,812
Units issued                       147,108      222,215      8,743    17,629      17,223      36,975
Units redeemed                     949,662      302,485     26,344    15,212      62,423      35,121
                              ------------  -----------  ---------  --------  ----------  ----------
Units, end of period                    --      802,554         --    17,601     107,466     152,666
                              ============  ===========  =========  ========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                Utilities Series II        Value Series I          Value Series II
                              ----------------------  -----------------------  ----------------------
                                 2010        2009        2010         2009        2010        2009
                              ----------  ----------  ----------  -----------  ----------  ----------
Income:
   Dividend distributions
      received                $  107,429  $  210,972  $   46,517  $    55,641  $   27,741  $   32,480
Expenses:
   Mortality and expense
      risk and
      administrative charges     (80,546)    (72,485)    (71,184)     (64,434)    (55,691)    (45,529)
                              ----------  ----------  ----------  -----------  ----------  ----------
Net investment income (loss)      26,883     138,487     (24,667)      (8,793)    (27,950)    (13,049)
                              ----------  ----------  ----------  -----------  ----------  ----------
Realized gains (losses) on
   investments:
   Capital gain
      distributions received          --          --          --           --          --          --
   Net realized gain (loss)     (458,534)   (508,172)   (352,397)    (925,736)   (281,011)   (489,824)
                              ----------  ----------  ----------  -----------  ----------  ----------
Realized gains (losses)         (458,534)   (508,172)   (352,397)    (925,736)   (281,011)   (489,824)
                              ----------  ----------  ----------  -----------  ----------  ----------
Unrealized appreciation
   (depreciation) during
   the period                    971,366   1,604,951   1,256,800    2,328,399     957,419   1,450,421
                              ----------  ----------  ----------  -----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from operations               539,715   1,235,266     879,736    1,393,870     648,458     947,548
                              ----------  ----------  ----------  -----------  ----------  ----------
Changes from principal
   transactions:
   Purchase payments              27,658      28,255      42,676       18,000      19,393      27,398
   Transfers between
      sub-accounts and the
      company                   (280,239)     56,160       9,362     (380,272)     13,532    (107,009)
   Withdrawals                  (447,249)   (231,826)   (695,662)    (670,826)   (244,997)   (137,328)
   Annual contract fee           (11,121)    (12,293)     (3,137)      (3,836)     (8,586)     (8,385)
                              ----------  ----------  ----------  -----------  ----------  ----------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                 (710,951)   (159,704)   (646,761)  (1,036,934)   (220,658)   (225,324)
                              ----------  ----------  ----------  -----------  ----------  ----------
Total increase (decrease)
   in contract
   owners'equity                (171,236)  1,075,562     232,975      356,936     427,800     722,224
Contract owners' equity at
   beginning of period         5,421,773   4,346,211   4,741,157    4,384,221   3,343,757   2,621,533
                              ----------  ----------  ----------  -----------  ----------  ----------
Contract owners' equity at
   end of period              $5,250,537  $5,421,773  $4,974,132  $ 4,741,157  $3,771,557  $3,343,757
                              ==========  ==========  ==========  ===========  ==========  ==========

                                 2010        2009        2010         2009        2010        2009
                              ----------  ----------  ----------  -----------  ----------  ----------
Units, beginning of period       205,704     216,811     207,725      267,802     213,686     230,916
Units issued                      14,926      30,366       7,608        4,765      27,954      23,425
Units redeemed                    42,254      41,473      34,348       64,842      39,965      40,655
                              ----------  ----------  ----------  -----------  ----------  ----------
Units, end of period             178,376     205,704     180,985      207,725     201,675     213,686
                              ==========  ==========  ==========  ===========  ==========  ==========

See accompanying notes.

  JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2010

1. ORGANIZATION

John Hancock Life Insurance Company of New York, Separate Account A (the "Account") is a separate account established by John Hancock Life Insurance Company of New York (the "Company"). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and consists of 136 sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Trust (the "Trust"), and 2 sub-accounts that are invested in portfolios of other Outside Trusts (the "Outside Trusts"). The Account is a funding vehicle for variable annuity contracts issued by the Company. The Account includes contracts issued for the following products:
Venture, Vantage, Vision, Venture III, Venture IV, Wealthmark, and Wealthmark ML3. These products are distinguished principally by the level of expenses and surrender charges.

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer four classes of units to fund variable annuity contracts issued by the Company. These classes, Series I, Series II, Series III and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II, Series III and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets.

The Company is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("JHUSA"), which in turn is an indirect, wholly owned subsidiary of the Manufacturers Life Insurance Company which is an indirect, wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

In addition to the Account, certain contract owners may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Sub-accounts closed or opened in 2010 are as follows:

SUB-ACCOUNTS CLOSED                          2010
---------------------------------------   ---------
All Cap Growth Series I                    5/3/2010
All Cap Growth Series II                   5/3/2010
CGTC Overseas Equity Series II             5/3/2010
Pacific Rim Series I                       5/3/2010
Pacific Rim Series II                      5/3/2010
U.S. Government Securities Series I        5/3/2010
U.S. Government Securities Series II       5/3/2010
Strategic Bond Series I                   11/8/2010
Strategic Bond Series II                  11/8/2010
U.S. High Yield Series II                 11/8/2010

SUB-ACCOUNTS OPENED                          2010
---------------------------------------   ----------
Short Term Government Income Series I      5/3/2010
Short Term Government Income Series II     5/3/2010
Ultra Short Term Bond Series II            8/2/2010
Strategic Income Opportunities Series I   11/8/2010

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2010

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust and of the Outside Trusts are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using statutory accounting using mortality assumptions and an assumed interest rate. Mortality assumptions are based on the Individual Annuity Mortality Table in effect at the time of annuitization. The assumed interest rate is 3% to 4%, as regulated by the laws of the respective states. The mortality risk is borne entirely by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

EXPENSES

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 0.35% and 2.10% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2010.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2010

3. FEDERAL INCOME TAXES

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB Accounting Standard Codification establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing John Hancock's tax returns to determine whether tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions deemed to meet more-than likely-than-not threshold would be recorded as tax expense.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2010, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

4. TRANSACTIONS WITH AFFILIATES

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC ("JHIMS"), a Delaware limited liability company controlled by JHUSA, serves as investment adviser for the Trust.

5. FAIR VALUE MEASUREMENTS

Accounting Standards Codification 820 ("ASC 820") "Fair Value Measurements and Disclosures" provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

- Level 1 - Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

- Level 2 - Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

- Level 3 - Fair value measurements using significant non market observable inputs.

All of the Account's sub-accounts' investments in a portfolio of the Trust and the Outside Trusts were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2009 and December 31, 2010.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2010

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and the Outside Trusts during 2010 were as follows:

                                                    Details of Investments
                                                  --------------------------
Sub-account                                        Purchases        Sales
-----------------------------------------------   -----------   ------------
500 Index Fund B Series NAV                       $   314,968   $    736,632
500 Index Series I                                    186,389        623,928
500 Index Series II                                   881,216      1,688,839
500 Index Trust Series NAV                            718,564         77,290
Active Bond Series I                                  538,856      1,510,181
Active Bond Series II                               7,863,686      9,669,296
All Cap Core Series I                                  62,402        776,967
All Cap Core Series II                                 30,494        117,664
All Cap Growth Series I                                28,044      6,519,059
All Cap Growth Series II                               33,633      2,003,304
All Cap Value Series I                                 22,954        377,866
All Cap Value Series II                               205,873        737,125
American Asset Allocation Series I                    543,228      2,829,671
American Asset Allocation Series II                 4,474,841      8,398,385
American Blue-Chip Income & Growth Series II          536,771      1,955,616
American Blue-Chip Income & Growth Series III         271,244         23,978
American Bond Series II                            14,829,551     18,480,824
American Bond Series III                              434,984         29,848
American Fundamental Holdings Series II             3,101,219      7,989,679
American Global Diversification Series II           1,498,057      6,916,994
American Global Growth Series II                    1,539,822      2,297,997
American Global Small Capitalization Series II      1,052,613      1,481,281
American Global Small Capitalization Series III           949          1,537
American Growth Series II                           5,218,067     24,668,454
American Growth Series III                            203,619         23,830
American Growth-Income Series I                       443,887      1,841,192
American Growth-Income Series II                    8,136,376     19,426,916
American Growth-Income Series III                       2,324          1,800
American High-Income Bond Series II                 1,580,135      1,029,823
American High-Income Bond Series III                  185,737         21,054
American International Series II                    8,767,816     13,667,577
American International Series III                     183,157         16,000
American New World Series II                        3,086,911      2,091,982
Blue Chip Growth Series I                             439,767      4,149,419
Blue Chip Growth Series II                          1,459,788      3,272,793
Capital Appreciation Series I                       6,346,326      2,097,055
Capital Appreciation Series II                      2,866,402      1,712,486
Capital Appreciation Value Series II                3,236,338      2,635,120
CGTC Overseas Equity Series II                          8,062        444,772
Core Allocation Plus Series II                        688,184        584,286
Core Allocation Series I                               10,815            837
Core Allocation Series II                           5,380,465        671,507
Core Balanced Series I                                 61,212          2,866
Core Balanced Series II                             9,668,103      1,489,178
Core Balanced Strategy Series NAV                     186,454          3,180
Core Bond Series II                                   238,716        296,851
Core Disciplined Diversification Series II          9,190,536      1,924,779
Core Fundamental Holdings Series II                13,625,909      1,474,343
Core Fundamental Holdings Series III                   17,044             93
Core Global Diversification Series II              10,833,525      3,218,595
Core Global Diversification Series III                148,114          3,817
Core Strategy Series II                             5,091,057      5,048,980
Core Strategy Series NAV                               10,393          5,235

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2010

6. PURCHASES AND SALES OF INVESTMENTS-- (CONTINUED)

                                                    Details of Investments
                                                  --------------------------
Sub-account                                        Purchases        Sales
-----------------------------------------------   -----------   ------------
Disciplined Diversification Series II             $   401,878   $    571,263
DWS Equity 500 Index                                  148,844        271,759
Equity-Income Series I                              1,357,555      5,009,764
Equity-Income Series II                             2,214,649      4,648,767
Financial Services Series I                             4,194        164,450
Financial Services Series II                          782,449        959,736
Founding Allocation Series II                       4,118,123     13,605,895
Fundamental Value Series I                            657,208      5,023,153
Fundamental Value Series II                         1,851,509      6,209,516
Global Bond Series I                                  675,332      1,235,191
Global Bond Series II                               2,710,316      3,921,676
Global Trust Series I                                 260,064      1,198,252
Global Trust Series II                                250,386        572,152
Health Sciences Series I                              152,304        826,610
Health Sciences Series II                           1,006,728      1,575,335
High Income Series II                               1,258,073      1,137,555
High Yield Series I                                 2,218,116      2,063,422
High Yield Series II                                6,695,811      6,115,238
International Core Series I                           130,473        496,523
International Core Series II                          340,179        544,126
International Equity Index A Trust Series I         2,271,941        516,609
International Equity Index A Trust Series II        5,364,351      1,008,736
International Equity Index Series NAV                 305,331        414,491
International Opportunities Series II                 703,678      1,142,456
International Small Company Series I                  155,748        961,837
International Small Company Series II                 483,017      1,024,959
International Value Series I                          436,743      1,728,094
International Value Series II                       1,795,916      3,155,846
Investment Quality Bond Series I                    1,413,981      1,999,266
Investment Quality Bond Series II                   5,145,819      6,014,976
Large Cap Series I                                    193,346      1,306,617
Large Cap Series II                                   137,893        116,379
Large Cap Value Series I                              118,926        381,493
Large Cap Value Series II                             610,032        860,441
Lifestyle Aggressive Series I                         225,143      1,019,216
Lifestyle Aggressive Series II                      2,939,403      7,406,425
Lifestyle Balanced Series I                         3,034,364      8,978,674
Lifestyle Balanced Series II                       78,418,431     86,187,930
Lifestyle Conservative Series I                     2,193,585      3,371,921
Lifestyle Conservative Series II                   73,931,806     53,907,452
Lifestyle Growth Series I                           2,362,712      4,113,642
Lifestyle Growth Series II                         81,559,467     95,766,518
Lifestyle Moderate Series I                         1,890,195      3,284,570
Lifestyle Moderate Series II                       53,649,235     36,584,876
Mid Cap Index Series I                                603,966        663,268
Mid Cap Index Series II                             1,744,645      2,743,251
Mid Cap Stock Series I                                333,187      2,188,483
Mid Cap Stock Series II                             1,104,664      3,544,566

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                               DECEMBER 31, 2010

6. PURCHASES AND SALES OF INVESTMENTS-- (CONTINUED)

                                                    Details of Investments
                                                  --------------------------
Sub-account                                        Purchases        Sales
-----------------------------------------------   -----------   ------------
Mid Value Series I                                $   141,234   $    724,210
Mid Value Series II                                   723,001      2,393,618
Money Market Series I                               1,190,085      2,072,394
Money Market Series II                              7,899,696     12,041,183
Money Market Trust B Series NAV                    53,915,611     82,577,256
Mutual Shares Series I                                328,012         17,354
Natural Resources Series II                         3,525,079      4,897,633
Optimized All Cap Series II                           334,171      1,063,943
Optimized Value Series II                             115,834        341,282
Pacific Rim Series I                                   67,672      1,529,308
Pacific Rim Series II                                 525,181      3,769,424
PIMCO All Asset                                       854,964        386,480
Real Estate Securities Series I                       252,955        708,619
Real Estate Securities Series II                    1,295,220      2,268,054
Real Return Bond Series II                          2,929,670      3,334,470
Science & Technology Series I                         507,807      1,660,995
Science & Technology Series II                      1,738,768      1,993,876
Short Term Government Income Series I              12,046,615      1,840,649
Short Term Government Income Series II             14,490,011      2,985,424
Small Cap Growth Series II                            671,649        711,495
Small Cap Index Series I                              199,693        198,804
Small Cap Index Series II                             369,126      1,359,298
Small Cap Opportunities Series I                      615,795        483,297
Small Cap Opportunities Series II                   1,031,032      1,413,281
Small Cap Value Series II                           1,737,840      1,640,809
Small Company Value Series I                          212,711      1,031,494
Small Company Value Series II                         843,422      2,288,360
Smaller Company Growth Series I                       307,303        433,734
Smaller Company Growth Series II                      380,625        405,624
Strategic Bond Series I                               977,397      9,085,921
Strategic Bond Series II                            1,771,665     12,549,667
Strategic Income Opportunties Series I              8,077,391        313,671
Strategic Income Opportunities Series II           12,269,801        863,265
Total Bond Market Trust A Series II                 1,724,108        683,229
Total Bond Market Trust A Series NAV                  533,785         43,687
Total Return Series I                               2,357,240      5,797,977
Total Return Series II                              6,951,655     10,848,640
Total Stock Market Index Series I                      66,834        210,891
Total Stock Market Index Series II                    296,867      1,365,428
Ultra Short Term Bond Series II                     1,053,787         34,553
U.S. Government Securities Series I                 1,247,394     13,534,556
U.S. Government Securities Series II                2,546,613     13,653,381
U.S. High Yield Series II                             305,592        443,514
Utilities Series I                                    349,843      1,093,317
Utilities Series II                                   509,086      1,193,154
Value Series I                                        223,813        895,241
Value Series II                                       487,168        735,777

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
500 Index Fund B Series NAV   2010    597 $10.71 to $10.53  $  6,361     1.85% to 1.40%         1.75%         13.26% to 12.76%
                              2009    642     9.45 to 9.34     6,043      1.85 to 1.40          2.23           24.59 to 24.03
                              2008    669     7.59 to 7.53     5,063      1.85 to 1.40          2.08         (38.07) to (38.35)
                              2007    757   12.25 to 12.21     9,257      1.85 to 1.40          1.23          (2.01) to (2.30)
500 Index Series I            2010    244   10.64 to 10.56     2,586      1.75 to 1.40          1.36           12.99 to 12.59
                              2009    289     9.42 to 9.38     2,708      1.75 to 1.40          1.53           23.99 to 23.56
                              2008    464     7.60 to 7.59     3,518      1.75 to 1.40          0.66         (38.08) to (38.30)
                              2007    623   12.31 to 12.27     7,643      1.75 to 1.40          2.41            3.43 to 3.07
                              2006    752   11.94 to 11.66     8,946      1.75 to 1.40          0.92           13.66 to 13.26
500 Index Series II           2010    750   14.49 to 13.94    10,648      1.85 to 1.40          1.19           12.70 to 12.19
                              2009    811   12.86 to 12.42    10,215      1.85 to 1.40          1.48           23.84 to 23.29
                              2008    940   10.38 to 10.08     9,531      1.85 to 1.40          0.46         (38.27) to (38.55)
                              2007  1,081   16.82 to 16.40    17,780      1.85 to 1.40          1.93            3.26 to 2.80
                              2006  1,168   16.29 to 15.21    18,636      1.85 to 1.40          0.78           13.47 to 12.96
500 Index Trust Series NAV    2010     55   17.58 to 17.36       958      1.55 to 0.80          2.19           13.73 to 12.88
                              2009     15   15.46 to 15.38       228      1.55 to 0.80          2.98           23.67 to 23.06
Active Bond Series I          2010    255   16.20 to 15.88     4,099      1.75 to 1.40          7.01           12.27 to 11.87
                              2009    336   14.43 to 14.19     4,801      1.75 to 1.40          6.94           23.07 to 22.64
                              2008    409   11.72 to 11.57     4,759      1.75 to 1.40          5.02         (11.78) to (12.09)
                              2007    538   13.29 to 13.17     7,114      1.75 to 1.40          8.45            2.59 to 2.23
                              2006    666   12.95 to 12.88     8,600      1.75 to 1.40          2.82            2.97 to 2.61
Active Bond Series II         2010  3,013   16.01 to 15.61    47,666      1.85 to 1.40          6.99           12.13 to 11.62
                              2009  3,309   14.28 to 13.98    46,780      1.85 to 1.40          7.26           22.65 to 22.10
                              2008  3,430   11.64 to 11.45    39,615      1.85 to 1.40          4.80         (11.90) to (12.29)
                              2007  5,138   13.22 to 13.06    67,505      1.85 to 1.40          8.02            1.87 to 0.87
                              2006  4,968   12.91 to 12.82    63,915      1.85 to 1.40          2.61            2.76 to 2.30
All Cap Core Series I         2010    223    17.73 to 7.73     3,461      1.75 to 1.40          0.99           11.47 to 11.08
                              2009    283    15.90 to 6.96     3,792      1.75 to 1.40          1.60           26.68 to 26.24
                              2008    330    12.55 to 5.51     3,536      1.75 to 1.40          1.59         (40.47) to (40.68)
                              2007    397    21.09 to 9.29     7,207      1.75 to 1.40          1.38            1.23 to 0.87
                              2006    522    20.83 to 9.21     9,535      1.75 to 1.40          0.72           13.16 to 12.76
All Cap Core Series II        2010     72   15.98 to 15.37     1,116      1.85 to 1.40          0.82           11.25 to 10.75
                              2009     78   14.37 to 13.88     1,083      1.85 to 1.40          1.39           26.48 to 25.91
                              2008     86   11.36 to 11.03       948      1.85 to 1.40          1.30         (40.59) to (40.86)
                              2007    128   19.12 to 18.64     2,391      1.85 to 1.40          0.80           0.53 to (4.85)
                              2006     73   18.94 to 16.71     1,341      1.85 to 1.40          0.52           12.96 to 12.45
All Cap Growth Series I       2010      0    15.89 to 6.67         0      1.75 to 1.40          0.21            4.15 to 4.03
                              2009    493    15.26 to 6.42     6,225      1.75 to 1.40          0.70           19.41 to 18.99
                              2008    604    12.78 to 5.39     6,282      1.75 to 1.40          0.29         (42.76) to (42.96)
                              2007    771    22.33 to 9.45    13,881      1.75 to 1.40          0.04           10.49 to 10.10
                              2006  1,006    20.21 to 8.59    16,657      1.75 to 1.40          0.00            5.10 to 4.73
All Cap Growth Series II      2010      0   11.76 to 11.35         0      1.85 to 1.40          0.11            4.07 to 3.92
                              2009    171   11.30 to 10.92     1,888      1.85 to 1.40          0.52           19.19 to 18.65
                              2008    180     9.48 to 9.20     1,664      1.85 to 1.40          0.11         (42.87) to (43.13)
                              2007    221   16.60 to 16.18     3,588      1.85 to 1.40          0.00           10.26 to 9.77
                              2006    288   15.05 to 14.04     4,253      1.85 to 1.40          0.00            4.84 to 4.37
All Cap Value Series I        2010     99   17.13 to 13.78     1,725      1.75 to 0.80          0.35           17.41 to 16.3
                              2009    121   14.73 to 11.73     1,807      1.75 to 0.80          0.53           24.41 to 20.78
                              2008    141   12.16 to 11.84     1,689      1.75 to 1.40          0.73         (29.78) to (30.02)
                              2007    211   17.32 to 16.92     3,593      1.75 to 1.40          1.74            6.81 to 6.44
                              2006    243   16.21 to 15.90     3,883      1.75 to 1.40          0.95           12.14 to 11.75
All Cap Value Series II       2010    272   19.01 to 18.28     4,998      1.85 to 1.40          0.15           16.49 to 15.97
                              2009    300   16.31 to 15.76     4,735      1.85 to 1.40          0.31           24.65 to 24.09
                              2008    348   13.09 to 12.70     4,414      1.85 to 1.40          0.54         (29.86) to (30.18)
                              2007    426   18.66 to 18.19     7,724      1.85 to 1.40          1.35            6.53 to 6.05
                              2006    514   17.52 to 15.89     8,775      1.85 to 1.40          0.79           11.96 to 11.45

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES-- (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
American Asset Allocation
   Series I                   2010    711 $11.65 to $11.50  $  8,268     1.75% to 1.40%         1.46%         10.50% to 10.11%
                              2009    924   10.55 to 10.45     9,735      1.75 to 1.40          1.86           20.11 to 19.83
American Asset Allocation
   Series II                  2010  9,291   11.73 to 11.41   107,550      1.90 to 1.15          1.46           10.62 to 9.80
                              2009  9,658   10.60 to 10.39   101,401      1.90 to 1.15          2.03           21.86 to 20.95
                              2008  7,029     8.70 to 8.59    60,763      1.90 to 1.15          3.04         (30.64) to (31.16)
                              2007  3,023   12.54 to 12.48    37,906      1.90 to 1.15          3.76           0.34 to (0.16)
American Blue-Chip Income
   & Growth Series II         2010    556   17.19 to 16.61     9,435      1.85 to 1.40          1.12           10.20 to 9.70
                              2009    645   15.60 to 15.14     9,945      1.85 to 1.40          1.38           25.36 to 24.80
                              2008    764   12.44 to 12.13     9,405      1.85 to 1.40          3.95         (37.64) to (37.93)
                              2007    880   19.96 to 19.54    17,405      1.85 to 1.40          2.09           0.06 to (0.39)
                              2006  1,055   19.94 to 19.62    20,894      1.85 to 1.40          0.42           15.17 to 14.66
American Blue Chip Income
   & Growth Series III        2010     31   12.01 to 11.75       365      1.55 to 0.80          2.76           11.39 to 10.56
                              2009      8   10.78 to 10.63        90      1.55 to 0.80          4.73           26.15 to 25.53
American Bond Series II       2010  6,924   13.75 to 13.19    92,938      1.90 to 1.15          2.39            4.75 to 3.97
                              2009  7,266   13.13 to 12.68    93,467      1.90 to 1.15          2.63           10.65 to 9.82
                              2008  6,802   11.87 to 11.55    79,419      1.90 to 1.15          8.97         (10.86) to (11.52)
                              2007  9,127   13.31 to 13.05   120,045      1.90 to 1.15          4.33           1.58 to (0.20)
                              2006  5,697   13.10 to 12.96    74,052      1.85 to 1.15          0.00            5.01 to 4.46
American Bond Series III      2010     41   13.19 to 12.91       538      1.55 to 0.80          5.11            5.56 to 4.77
                              2009     11   12.49 to 12.32       135      1.55 to 0.80          7.46            8.99 to 8.46
American Fundamental
   Holdings Series II         2010  6,974   11.70 to 11.43    80,652      1.90 to 1.15          1.39            8.93 to 8.12
                              2009  7,422   10.74 to 10.57    79,090      1.90 to 1.15          1.66           25.23 to 24.30
                              2008  5,408     8.58 to 8.50    46,181      1.90 to 1.15          5.92         (31.76) to (32.27)
                              2007    350   12.57 to 12.56     4,401      1.90 to 1.15          2.82            0.55 to 0.45
American Global
   Diversification Series II  2010  4,572   12.10 to 11.82    54,657      1.90 to 1.15          1.80           11.01 to 10.19
                              2009  5,088   10.90 to 10.73    54,994      1.90 to 1.15          1.78           34.73 to 33.73
                              2008  4,707     8.09 to 8.02    37,908      1.90 to 1.15          5.46         (35.60) to (36.09)
                              2007    273   12.56 to 12.55     3,425      1.90 to 1.15          2.93            0.52 to 0.41
American Global Growth
   Series II                  2010  1,146   12.34 to 12.01    13,942      1.90 to 1.15          0.94            9.90 to 9.08
                              2009  1,204   11.23 to 11.01    13,373      1.90 to 1.15          0.87           39.80 to 38.76
                              2008  1,289     8.03 to 7.93    10,289      1.90 to 1.15          2.58         (39.39) to (39.84)
                              2007    996   13.25 to 13.19    13,159      1.90 to 1.15          3.53            6.02 to 5.49
American Global Small
   Capitalization Series II   2010    455   11.80 to 11.48     5,292      1.90 to 1.15          1.12           20.46 to 19.56
                              2009    497      9.80 to 9.6     4,817      1.90 to 1.15          0.00           58.60 to 57.42
                              2008    533     6.18 to 6.10     3,272      1.90 to 1.15          1.36         (54.33) to (54.67)
                              2007    394   13.52 to 13.46     5,319      1.90 to 1.15          3.02            8.20 to 7.66
American Global Small
   Capitalization Series III  2010      1   12.55 to 12.28        10      1.55 to 0.80          1.61           21.52 to 20.62
                              2009      1   10.33 to 10.18         9      1.55 to 0.80          0.00           37.43 to 36.75
American Growth Series II     2010  7,523   19.27 to 12.53   137,649      1.90 to 1.15          0.19           16.79 to 15.92
                              2009  8,519   16.63 to 10.73   134,439      1.90 to 1.15          0.08           37.09 to 36.07
                              2008  9,718    12.22 to 7.83   112,969      1.90 to 1.15          1.71         (44.92) to (45.33)
                              2007  9,075   22.35 to 14.21   194,068      1.90 to 1.15          0.97           11.89 to 10.45
                              2006  7,988   20.77 to 12.83   160,869      1.85 to 1.15          0.16            8.12 to 2.53
American Growth Series III    2010     21   12.17 to 11.91       254      1.55 to 0.80          1.18           17.74 to 16.86
                              2009      4   10.34 to 10.19        44      1.55 to 0.80          1.62           24.36 to 23.75
American Growth-Income
   Series I                   2010    505   17.34 to 16.88     8,666      1.75 to 1.40          1.07            9.51 to 9.13
                              2009    592   15.84 to 15.47     9,282      1.75 to 1.40          1.08           26.38 to 26.08
American Growth-Income
   Series II                  2010  7,611   16.65 to 12.08   122,473      1.90 to 1.15          0.97            9.57 to 8.76
                              2009  8,246   15.31 to 11.02   121,878      1.90 to 1.15          1.08           29.17 to 28.21
                              2008  8,827    11.94 to 8.53   101,639      1.90 to 1.15          1.92         (38.88) to (39.34)
                              2007  8,979   19.68 to 13.96   170,839      1.90 to 1.15          2.81            4.44 to 3.28
                              2006  7,484   19.56 to 13.49   142,470      1.85 to 1.15          0.92           13.03 to 7.76
American Growth-Income
   Series III                 2010      2   11.99 to 11.73        21      1.55 to 0.80          1.55           10.55 to 9.72
                              2009      2   10.84 to 10.69        18      1.55 to 0.80          2.25           23.59 to 22.98

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES-- (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
American High-Income Bond
   Series II                  2010    375 $13.88 to $13.51  $  5,127     1.90% to 1.15%         7.28%         13.22% to 12.37%
                              2009    356   12.26 to 12.02     4,312      1.90 to 1.15          7.04           36.84 to 35.81
                              2008    276     8.96 to 8.85     2,454      1.90 to 1.15          6.87         (25.26) to (25.82)
                              2007    230   11.99 to 11.93     2,756      1.90 to 1.15         14.42          (4.07) to (4.55)
American High-Income Bond
   Series III                 2010     18   15.34 to 15.02       274      1.55 to 0.80          8.48           14.06 to 13.21
                              2009      7   13.45 to 13.26        98      1.55 to 0.80         23.21           26.17 to 25.55
American International
   Series II                  2010  3,471   25.53 to 13.20    79,177      1.90 to 1.15          1.47            5.46 to 4.67
                              2009  3,654   24.39 to 12.52    79,898      1.90 to 1.15          0.91           40.78 to 39.73
                              2008  4,271    17.45 to 8.89    67,146      1.90 to 1.15          3.75         (43.13) to (43.56)
                              2007  4,182   30.92 to 15.64   117,982      1.90 to 1.15          2.12           20.00 to 18.04
                              2006  3,719   26.88 to 13.22    94,939      1.85 to 1.15          0.72           16.68 to 5.59
American International
   Series III                 2010     18   12.24 to 11.98       222      1.55 to 0.80          3.41            6.40 to 5.60
                              2009      4   11.51 to 11.35        42      1.55 to 0.80          4.91           30.60 to 29.96
American New World
   Series II                  2010    468   14.44 to 14.05     6,675      1.90 to 1.15          1.14           15.85 to 14.98
                              2009    391   12.47 to 12.22     4,826      1.90 to 1.15          1.19           47.11 to 46.02
                              2008    320     8.48 to 8.37     2,693      1.90 to 1.15          2.39         (43.32) to (43.74)
                              2007    305   14.95 to 14.88     4,543      1.90 to 1.15          4.54           19.62 to 19.02
Blue Chip Growth Series I     2010  1,103   24.16 to 10.99    22,002      1.75 to 1.40          0.08           14.54 to 14.14
                              2009  1,322    21.09 to 9.63    22,583      1.75 to 1.40          0.15           40.91 to 40.42
                              2008  1,661    14.97 to 6.86    19,671      1.75 to 1.40          0.31         (43.34) to (43.54)
                              2007  1,903   26.42 to 12.14    40,711      1.75 to 1.40          0.71           11.17 to 10.78
                              2006  2,288   24.22 to 10.96    45,399      1.75 to 1.40          0.21            8.07 to 7.69
Blue Chip Growth Series II    2010  1,175   15.11 to 13.45    17,962      1.90 to 1.15          0.05           14.61 to 13.76
                              2009  1,287   13.28 to 11.73    17,230      1.90 to 1.15          0.09           40.93 to 39.88
                              2008  1,373     9.50 to 8.32    13,138      1.90 to 1.15          0.14         (43.29) to (43.71)
                              2007  1,218   16.87 to 14.68    20,648      1.90 to 1.15          0.38           12.67 to 11.22
                              2006  1,374   15.64 to 13.17    21,093      1.85 to 1.15          0.03            7.80 to 5.20
Capital Appreciation
   Series I                   2010  1,257     9.91 to 9.56    12,339      1.75 to 1.40          0.15           10.28 to 9.89
                              2009    791      8.98 to 8.7     7,034      1.75 to 1.40          0.25           40.31 to 39.82
                              2008    966     6.40 to 6.22     6,119      1.75 to 1.40          0.43         (38.10) to (38.32)
                              2007  1,202   10.34 to 10.09    12,303      1.75 to 1.40          0.27           10.05 to 9.66
                              2006  1,426     9.40 to 9.20    13,949      1.75 to 1.40          0.00            0.84 to 0.49
Capital Appreciation
   Series II                  2010    688   14.85 to 13.35    10,382      1.90 to 1.15          0.02           10.30 to 9.48
                              2009    601   13.56 to 12.10     8,267      1.90 to 1.15          0.05           40.42 to 39.37
                              2008    642     9.73 to 8.62     6,326      1.90 to 1.15          0.22         (38.08) to (38.54)
                              2007    746   15.83 to 13.92    11,902      1.90 to 1.15          0.08           10.85 to 10.08
                              2006    868   14.83 to 12.61    12,654      1.85 to 1.15          0.00            1.15 to 0.20
Capital Appreciation Value
   Series II                  2010  1,706   13.09 to 12.85    22,084      1.90 to 1.15          1.30           12.34 to 11.5
                              2009  1,848   11.65 to 11.52    21,392      1.90 to 1.15          2.11           28.35 to 27.39
                              2008    908     9.08 to 9.04     8,220      1.90 to 1.15          1.55         (27.36) to (27.65)
CGTC Overseas Equity
   Series II                  2010      0   14.29 to 13.97         0      1.85 to 1.40          0.51          (1.50) to (1.65)
                              2009     31   14.51 to 14.21       444      1.85 to 1.40          1.87           28.63 to 28.05
                              2008     26   11.28 to 11.09       294      1.85 to 1.40          1.53         (43.00) to (43.26)
                              2007     36   19.79 to 19.55       715      1.85 to 1.40          1.88           10.64 to 10.14
                              2006     46   17.89 to 17.75       820      1.85 to 1.40          0.40           17.98 to 17.45
Core Allocation Plus
   Series II                  2010    777   11.81 to 11.59     9,097      1.90 to 1.15          0.93            9.03 to 8.21
                              2009    776   10.84 to 10.71     8,364      1.90 to 1.15          1.62           23.67 to 22.74
                              2008    326     8.76 to 8.73     2,847      1.90 to 1.15          1.01         (29.91) to (30.19)
Core Allocation Series I      2010      4   16.28 to 16.08        59      1.55 to 0.80          2.55           10.12 to 9.30
                              2009      3   14.79 to 14.71        45      1.55 to 0.80          8.43           18.30 to 17.71
Core Allocation Series II     2010    471   16.49 to 14.09     7,738      2.10 to 1.15          3.00           9.46 to 12.73
                              2009    174   15.06 to 14.99     2,613      1.90 to 1.15          6.98           20.5 to 19.89
Core Balanced Series I        2010     11   16.42 to 16.22       184      1.55 to 0.80          2.07           11.30 to 10.47
                              2009      7   14.75 to 14.68       110      1.55 to 0.80          3.52           18.04 to 17.46
Core Balanced Series II       2010    840   16.68 to 14.10    13,942      2.10 to 1.15          2.11           10.77 to 12.80
                              2009    317   15.05 to 14.98     4,769      1.90 to 1.15          3.10           20.43 to 19.83

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES-- (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
Core Balanced Strategy
   Series NAV                 2010     15  14.91% to 14.91% $    225     1.60% to 1.60%         2.77%          9.07% to 9.07%
                              2009      2   13.67 to 13.67        25      1.60 to 1.60          6.55            9.37 to 9.37
Core Bond Series II           2010     59   15.46 to 15.07       900      1.85 to 1.40          2.28            5.44 to 4.96
                              2009     64   14.66 to 14.36       923      1.85 to 1.40          2.01            8.08 to 7.60
                              2008     53   13.57 to 13.34       711      1.85 to 1.40          5.88            1.71 to 1.25
                              2007     17   13.34 to 13.18       229      1.85 to 1.40          7.42            4.58 to 4.11
                              2006     17   12.76 to 12.66       211      1.85 to 1.40          1.59            2.18 to 1.72
Core Disciplined
   Diversification Series II  2010    746   17.11 to 14.28    12,675      2.10 to 1.15          2.76           10.92 to 14.27
                              2009    311   15.42 to 15.34     4,788      1.90 to 1.15          4.82           23.37 to 22.75
Core Fundamental Holdings
   Series II                  2010  1,288   13.85 to 13.48    20,482      2.10 to 0.35          2.24           7.43 to 10.81
                              2009    501   14.73 to 14.66     7,363      1.90 to 1.15          2.72           17.86 to 17.27
Core Fundamental Holdings
   Series III                 2010      1   15.81 to 15.62        20      1.55 to 0.80          5.86            9.20 to 8.38
                              2009      0   14.48 to 14.41         3      1.55 to 0.80          8.68           15.85 to 15.28
Core Global
   Diversification Series II  2010  1,353   14.16 to 13.47    21,940      2.10 to 0.35          2.17           7.98 to 13.30
                              2009    880   15.23 to 15.15    13,364      1.90 to 1.15          3.12           21.83 to 21.22
Core Global
   Diversification Series III 2010     10   16.11 to 15.91       158      1.55 to 0.80          3.94            7.84 to 7.03
                              2009      0   14.94 to 14.86         3      1.55 to 0.80          8.00           19.48 to 18.90
Core Strategy Series II       2010  4,192   14.17 to 13.51    56,653      2.10 to 1.15          2.09           10.89 to 13.36
                              2009  4,217   12.19 to 12.12    51,522      1.90 to 1.15          1.89           20.26 to 19.36
                              2008  3,461   10.15 to 10.13    35,248      1.90 to 1.15          1.22         (27.32) to (27.86)
                              2007  2,939   14.07 to 13.94    41,358      1.90 to 1.15          4.15            5.33 to 5.12
                              2006    967   13.52 to 13.21    13,001      1.85 to 1.15          2.84            8.17 to 5.51
Core Strategy Series NAV      2010     30   15.88 to 15.88       472      1.20 to 1.20          2.38           11.22 to 14.16
                              2009     30   14.27 to 14.27       424      1.20 to 1.20          3.01           14.20 to 10.40
Disciplined
   Diversification Series II  2010    704   12.84 to 12.60      8972      1.90 to 1.15          1.41           11.89 to 11.05
                              2009    719   11.48 to 11.35     8,210      1.90 to 1.15          2.26           25.51 to 24.57
                              2008    406     9.15 to 9.11     3,706      1.90 to 1.15          1.89         (26.83) to (27.13)
DWS Equity 500 Index          2010    216   19.93 to 19.20     4,243      1.85 to 1.40          1.50           12.70 to 12.20
                              2009    223   17.68 to 17.11     3,883      1.85 to 1.40          2.48           24.04 to 23.49
                              2008    229   14.25 to 13.86     3,223      1.85 to 1.40          2.01         (38.24) to (38.51)
                              2007    308   23.08 to 22.54     7,045      1.85 to 1.40          1.19            3.38 to 2.92
                              2006    372   22.32 to 21.90     8,245      1.85 to 1.40          0.89           13.61 to 13.10
Equity-Income Series I        2010  1,009   32.68 to 17.96    29,280      1.75 to 1.40          1.86           13.52 to 13.12
                              2009  1,177   28.79 to 15.88    29,467      1.75 to 1.40          2.12           23.97 to 23.54
                              2008  1,451   23.22 to 12.85    28,858      1.75 to 1.40          2.28         (36.86) to (37.08)
                              2007  1,807   36.77 to 20.43    56,669      1.75 to 1.40          2.82            1.90 to 1.54
                              2006  2,087   36.09 to 20.12    65,058      1.75 to 1.40          1.53           17.37 to 16.96
Equity-Income Series II       2010  1,620   15.02 to 12.50    24,675      1.90 to 1.15          1.65           13.60 to 12.75
                              2009  1,793   13.32 to 11.00    24,196      1.90 to 1.15          1.96           24.11 to 23.18
                              2008  1,833    10.81 to 8.86    20,119      1.90 to 1.15          2.14         (36.89) to (37.37)
                              2007  2,077   17.26 to 14.04    36,349      1.90 to 1.15          2.51            2.49 to 1.97
                              2006  2,177   17.74 to 13.74    37,727      1.85 to 1.15          1.36           17.12 to 9.77
Financial Services Series I   2010     63   13.61 to 13.16       843      1.75 to 1.40          0.31           10.69 to 10.31
                              2009     75   12.29 to 11.93       912      1.75 to 1.40          0.74           39.44 to 38.95
                              2008     73     8.82 to 8.58       631      1.75 to 1.40          0.76         (45.43) to (45.62)
                              2007    117   16.16 to 15.78     1,856      1.75 to 1.40          1.14          (8.12) to (8.44)
                              2006    199   17.58 to 17.24     3,472      1.75 to 1.40          0.34           21.41 to 20.99

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES-- (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
Financial Services
   Series II                  2010    338 $14.08 to $11.18  $  4,735     1.90% to 1.15%         0.14%         10.72% to 9.90%
                              2009    349    12.82 to 10.1     4,423      1.90 to 1.15          0.56           39.37 to 38.33
                              2008    294     9.26 to 7.25     2,733      1.90 to 1.15          0.63         (45.39) to (45.80)
                              2007    295   17.09 to 13.27     5,040      1.90 to 1.15          0.90          (4.45) to (8.00)
                              2006    309   19.16 to 14.39     5,828      1.85 to 1.15          0.20           21.07 to 14.95
Founding Allocation
   Series II                  2010  8,711   18.99 to 10.54    93,003      1.90 to 0.35          3.46            9.45 to 8.36
                              2009  9,836     9.92 to 9.72    96,556      1.90 to 1.15          3.91           29.62 to 28.66
                              2008 10,027     7.65 to 7.56    76,269      1.90 to 1.15          3.04         (36.29) to (36.77)
                              2007  5,985   12.01 to 11.95    71,857      1.90 to 1.15          1.09          (3.90) to (4.38)
Fundamental Value Series I    2010  2,046   14.13 to 12.01    29,715      1.75 to 0.80          1.09           12.20 to 11.14
                              2009  2,371    12.71 to 10.7    30,866      1.75 to 0.80          0.91           29.49 to 24.99
                              2008  2,965    10.08 to 9.82    29,695      1.75 to 1.40          3.25         (40.17) to (40.38)
                              2007    492   16.85 to 16.46     8,158      1.75 to 1.40          1.58            2.59 to 2.23
                              2006    560   16.43 to 16.10     9,076      1.75 to 1.40          0.83           12.93 to 12.53
Fundamental Value Series II   2010  2,527   15.16 to 12.16    38,467      1.90 to 1.15          0.90           11.59 to 10.76
                              2009  2,813    13.69 to 10.9    38,515      1.90 to 1.15          0.73           30.08 to 29.11
                              2008  2,935    10.60 to 8.38    30,995      1.90 to 1.15          0.68         (40.15) to (40.60)
                              2007  2,595   17.85 to 14.00    45,930      1.90 to 1.15          1.18            4.11 to 2.68
                              2006  2,101   17.92 to 13.60    36,932      1.85 to 1.15          0.59           12.66 to 8.68
Global Bond Series I          2010    131   21.76 to 14.30     3,817      1.75 to 0.80          3.37            9.43 to 8.39
                              2009    155   20.08 to 13.06     4,111      1.75 to 0.80         12.54           17.11 to 13.39
                              2008    206   27.85 to 17.71     4,729      1.75 to 1.40          0.63          (5.81) to (6.14)
                              2007    217   29.57 to 18.87     5,364      1.75 to 1.40          7.20            8.10 to 7.72
                              2006    252   27.35 to 17.51     5,851      1.75 to 1.40          0.00            3.81 to 3.45
Global Bond Series II         2010    937   20.15 to 16.02    18,637      1.90 to 1.15          3.24            8.86 to 8.05
                              2009  1,016   18.65 to 14.71    18,682      1.90 to 1.15         11.87           13.82 to 12.97
                              2008  1,046   16.51 to 12.92    17,079      1.90 to 1.15          0.58          (5.75) to (6.46)
                              2007  1,202   17.65 to 13.71    20,931      1.90 to 1.15          6.99            8.09 to 6.56
                              2006  1,045   17.40 to 12.66    17,310      1.85 to 1.15          0.00            3.61 to 1.12
Global Trust Series I         2010    361   13.05 to 11.86     9,356      1.75 to 0.80          1.52            6.90 to 5.89
                              2009    408   12.32 to 11.09     9,789      1.75 to 0.80          1.61           29.09 to 27.06
                              2008    486    19.74 to 9.55     8,860      1.75 to 1.40          1.86         (40.39) to (40.60)
                              2007    585   33.11 to 16.07    17,812      1.75 to 1.40          2.27          (0.08) to (0.43)
                              2006    722   33.14 to 16.14    22,073      1.75 to 1.40          1.34           18.65 to 18.24
Global Trust Series II        2010    330   15.38 to 14.79     5,009      1.85 to 1.40          1.34            6.06 to 5.58
                              2009    352   14.50 to 14.01     5,046      1.85 to 1.40          1.44           29.28 to 28.70
                              2008    386   11.22 to 10.89     4,288      1.85 to 1.40          1.68         (40.48) to (40.75)
                              2007    432   18.85 to 18.37     8,056      1.85 to 1.40          1.25          (0.77) to (4.80)
                              2006    252   18.91 to 18.43     4,726      1.85 to 1.40          1.11           18.43 to 17.90
Health Sciences Series I      2010     99   20.75 to 20.06     2,017      1.75 to 1.40          0.00           14.09 to 13.69
                              2009    134   18.19 to 17.64     2,396      1.75 to 1.40          0.00           29.98 to 29.53
                              2008    141   13.99 to 13.62     1,940      1.75 to 1.40          0.00         (30.88) to (31.12)
                              2007    207   20.25 to 19.78     4,139      1.75 to 1.40          0.00           16.03 to 15.62
                              2006    233   17.45 to 17.11     4,022      1.75 to 1.40          0.00            6.87 to 6.50
Health Sciences Series II     2010    320   21.61 to 15.96     6,838      1.90 to 1.15          0.00           14.15 to 13.30
                              2009    345   19.07 to 13.98     6,464      1.90 to 1.15          0.00           30.05 to 29.08
                              2008    394   14.77 to 10.75     5,751      1.90 to 1.15          0.00         (30.86) to (31.38)
                              2007    423   21.53 to 15.55     9,050      1.90 to 1.15          0.00           16.09 to 15.60
                              2006    452   19.12 to 13.36     8,397      1.85 to 1.15          0.00            7.16 to 6.19
High Income Series II         2010     92   12.76 to 12.42     1,163      1.90 to 1.15         29.43           10.01 to 9.19
                              2009    115   11.60 to 11.37     1,324      1.90 to 1.15         22.43           79.2 to 77.86
                              2008      9     6.44 to 6.36        57      1.90 to 1.15          9.67         (44.23) to (44.65)
                              2007     18   11.56 to 11.50       212      1.90 to 1.15         10.05          (7.56) to (8.02)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES-- (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
High Yield Series I           2010    176 $20.52 to $16.95  $  3,254     1.75% to 1.40%        35.43%         12.20% to 11.81%
                              2009    237   18.28 to 15.16     3,896      1.75 to 1.40         10.85           52.37 to 51.84
                              2008    322    12.00 to 9.99     3,433      1.75 to 1.40          7.94         (30.50) to (30.75)
                              2007    405   17.27 to 14.42     6,307      1.75 to 1.40         12.10           0.22 to (0.14)
                              2006    576   17.23 to 14.44     8,974      1.75 to 1.40          6.86            8.84 to 8.46
High Yield Series II          2010    385   19.70 to 15.83     7,614      1.90 to 1.15         36.39           12.24 to 11.40
                              2009    508    17.69 to 14.1     8,953      1.90 to 1.15         11.26           52.59 to 51.46
                              2008    513    11.68 to 9.24     5,991      1.90 to 1.15          8.22         (30.51) to (31.03)
                              2007    542   16.93 to 13.30     9,166      1.90 to 1.15         12.03           0.20 to (1.97)
                              2006    694   17.42 to 13.24    11,893      1.85 to 1.15          6.91            8.71 to 5.80
International Core Series I   2010    151   11.24 to 11.19     2,107      1.75 to 0.80          1.81            8.70 to 7.68
                              2009    180   10.39 to 10.34     2,336      1.75 to 0.80          2.45           24.01 to 16.58
                              2008    215    12.35 to 8.91     2,367      1.75 to 1.40          5.00         (39.48) to (39.69)
                              2007    256   20.40 to 14.78     4,709      1.75 to 1.40          2.13            9.86 to 9.48
                              2006    308   18.57 to 13.50     5,223      1.75 to 1.40          0.60           23.04 to 22.61
International Core Series II  2010    112   15.86 to 11.25     1,800      1.90 to 1.15          1.64            8.13 to 7.32
                              2009    126    14.78 to 10.4     1,878      1.90 to 1.15          2.21           17.17 to 16.29
                              2008    124    12.71 to 8.88     1,590      1.90 to 1.15          4.53         (39.48) to (39.93)
                              2007    146   21.16 to 14.67     3,122      1.90 to 1.15          1.79            9.86 to 9.32
                              2006    159   20.21 to 13.32     3,123      1.85 to 1.15          0.42           22.89 to 6.43
International Equity Index
   A Trust Series I           2010    115   19.31 to 18.86     2,206      1.75 to 1.40          2.61            9.33 to 8.95
                              2009     51   17.66 to 17.31       895      1.75 to 1.40         12.53           35.94 to 35.46
                              2008     64   12.99 to 12.78       816      1.75 to 1.40          1.94         (45.32) to (45.51)
                              2007     82   23.76 to 23.45     1,939      1.75 to 1.40          3.68           13.81 to 13.41
                              2006     82   20.87 to 20.68     1,708      1.75 to 1.40          0.81           23.75 to 23.31
International Equity Index
   A Trust Series II          2010    307   18.42 to 13.72     5,688      1.90 to 1.15          2.20            9.73 to 9.18
                              2009    146   17.45 to 17.01     2,514      1.85 to 1.40         12.09           35.57 to 34.96
                              2008    178   12.87 to 12.60     2,266      1.85 to 1.40          1.89         (45.42) to (45.67)
                              2007    188   23.58 to 23.19     4,401      1.85 to 1.40          3.48           13.55 to 13.04
                              2006    199   20.76 to 20.52     4,102      1.85 to 1.40          0.61           23.52 to 22.97
International Equity Index
   Series NAV                 2010    265   10.87 to 10.69     2,866      1.85 to 1.40          2.56            9.89 to 9.40
                              2009    278     9.89 to 9.78     2,734      1.85 to 1.40          3.78           36.87 to 36.26
                              2008    308     7.23 to 7.17     2,216      1.85 to 1.40          2.59         (45.16) to (45.41)
                              2007    357   13.18 to 13.14     4,705      1.85 to 1.40          1.99            5.44 to 5.13
International
   Opportunities Series II    2010    234   15.87 to 11.72     3,620      1.90 to 1.15          1.17           12.10 to 11.26
                              2009    265   14.26 to 10.46     3,655      1.90 to 1.15          0.88           35.70 to 34.68
                              2008    227    10.59 to 7.71     2,323      1.90 to 1.15          0.94         (51.23) to (51.60)
                              2007    256   21.88 to 15.80     5,511      1.90 to 1.15          1.39           21.50 to 18.39
                              2006    166   18.78 to 13.31     3,092      1.85 to 1.15          0.27           22.18 to 6.37
International Small
   Company Series I           2010    204   14.94 to 14.78     3,024      1.75 to 0.80          2.49           21.72 to 20.58
                              2009    270   12.27 to 12.26     3,316      1.75 to 0.80          0.78          (1.80) to (1.93)
International Small
   Company Series II          2010    394   14.85 to 14.73     5,826      1.90 to 1.15          2.51           21.06 to 20.15
                              2009    441   12.27 to 12.26     5,404      1.90 to 1.15          0.77          (1.85) to (1.95)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES-- (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
International Value Series I  2010    440 $17.11 to $11.78  $  7,726     1.75% to 0.80%         1.89%          7.12% to 6.11%
                              2009    525   16.12 to 11.00     8,641      1.75 to 0.80          2.11           33.42 to 29.88
                              2008    654   12.42 to 12.09     8,050      1.75 to 1.40          3.26         (43.47) to (43.67)
                              2007    815   21.97 to 21.45    17,773      1.75 to 1.40          4.21            8.00 to 7.62
                              2006    988   20.35 to 19.93    19,990      1.75 to 1.40          1.86           27.79 to 27.35
International Value Series II 2010    799   19.16 to 12.33    15,513      1.90 to 1.15          1.72            6.54 to 5.74
                              2009    875   18.12 to 11.58    16,005      1.90 to 1.15          1.97           34.04 to 33.04
                              2008    982    13.62 to 8.64    13,483      1.90 to 1.15          3.12         (43.47) to (43.89)
                              2007  1,141   24.28 to 15.28    27,912      1.90 to 1.15          3.64           10.80 to 8.10
                              2006  1,023   24.17 to 14.10    23,440      1.85 to 1.15          1.67           27.48 to 12.65
Investment Quality Bond
   Series I                   2010    262   19.44 to 14.33     6,614      1.75 to 0.80          4.95            6.60 to 5.59
                              2009    295   18.41 to 13.45     7,038       1.75 to 0.8          4.75           10.52 to 10.50
                              2008    355   26.96 to 16.66     7,499      1.75 to 1.40          6.14          (3.04) to (3.38)
                              2007    456   27.80 to 17.24     9,925      1.75 to 1.40          8.82            4.72 to 4.35
                              2006    545   26.55 to 16.52    11,394      1.75 to 1.40          6.35            2.13 to 1.78
Investment Quality Bond
   Series II                  2010  1,566   16.94 to 15.57    26,939      1.90 to 1.15          4.74            6.07 to 5.28
                              2009  1,667   16.09 to 14.68    27,172      1.90 to 1.15          5.17           10.92 to 10.09
                              2008  1,422   14.62 to 13.23    20,940      1.90 to 1.15          5.94          (2.95) to (3.67)
                              2007  1,980   15.17 to 13.63    30,162      1.90 to 1.15          8.71            4.70 to 2.41
                              2006  1,826   14.94 to 12.99    26,873      1.85 to 1.15          5.47            4.16 to 1.47
Large Cap Series I            2010    860   13.40 to 13.13    11,493      1.75 to 1.40          1.06           12.16 to 11.77
                              2009    948   11.94 to 11.75    11,301      1.75 to 1.40          1.92           29.03 to 28.58
                              2008  1,121     9.26 to 9.14    10,360      1.75 to 1.40          1.31         (40.36) to (40.57)
                              2007  1,364   15.52 to 15.38    21,150      1.75 to 1.40          0.52          (5.85) to (6.08)
Large Cap Series II           2010     88   13.29 to 12.96     1,160      1.85 to 1.40          0.89           11.96 to 11.46
                              2009     86   11.87 to 11.63     1,015      1.85 to 1.40          1.71           28.74 to 28.16
                              2008     94     9.22 to 9.07       860      1.85 to 1.40          1.15         (40.52) to (40.79)
                              2007    104   15.51 to 15.32     1,613      1.85 to 1.40          0.60          (0.14) to (0.60)
                              2006     10   15.53 to 15.41       150      1.85 to 1.40          0.22           14.45 to 12.07
Large Cap Value Series I      2010     50   18.89 to 18.39       926      1.75 to 1.40          1.08            8.39 to 8.01
                              2009     65   17.43 to 17.02     1,122      1.75 to 1.40          1.55            9.10 to 8.72
                              2008     84   15.97 to 15.66     1,318      1.75 to 1.40          1.47         (36.80) to (37.03)
                              2007    101   25.27 to 24.86     2,535      1.75 to 1.40          0.94            2.92 to 2.56
                              2006    123   24.56 to 24.24     2,993      1.75 to 1.40          0.00            1.48 to 1.45
Large Cap Value Series II     2010    249   18.73 to 18.10     4,615      1.85 to 1.40          0.98            8.18 to 7.69
                              2009    263    17.32 to 16.8     4,509      1.85 to 1.40          1.38            8.82 to 8.34
                              2008    287   15.91 to 15.51     4,533      1.85 to 1.40          1.34         (36.91) to (37.20)
                              2007    297   25.22 to 24.70     7,440      1.85 to 1.40          0.62            2.73 to 2.26
                              2006    356   24.55 to 24.15     8,694      1.85 to 1.40          0.26           14.15 to 13.64
Lifestyle Aggressive
   Series I                   2010    162   17.69 to 13.57     2,562      1.75 to 1.40          1.71           14.83 to 14.43
                              2009    221   15.41 to 11.86     3,044      1.75 to 1.40          1.01           33.75 to 33.28
                              2008    250    11.52 to 8.90     2,573      1.75 to 1.40          1.72         (42.80) to (43.00)
                              2007    277   20.14 to 15.61     4,983      1.75 to 1.40          9.33            7.03 to 6.66
                              2006    320   18.82 to 14.63     5,390      1.75 to 1.40          7.66           13.86 to 13.46
Lifestyle Aggressive
   Series II                  2010  2,053   16.87 to 12.31    34,935      1.90 to 1.15          1.67           14.80 to 13.94
                              2009  2,338   14.81 to 10.72    34,902      1.90 to 1.15          0.86           33.91 to 32.91
                              2008  2,297    11.14 to 8.01    25,699      1.90 to 1.15          1.60         (42.81) to (43.24)
                              2007  2,375   19.63 to 14.00    46,731      1.90 to 1.15          9.28            7.57 to 7.16
                              2006  3,106   18.89 to 13.01    58,044      1.85 to 1.15          7.68           13.59 to 4.07
Lifestyle Balanced Series I   2010  1,410   16.11 to 13.02    26,554      1.75 to 0.80          2.51           10.86 to 9.81
                              2009  1,754   14.67 to 11.74    30,229      1.75 to 0.80          4.45           28.48 to 22.49
                              2008  1,855   15.63 to 11.42    24,806      1.75 to 1.40          2.84         (32.26) to (32.49)
                              2007  2,442   23.06 to 16.92    47,729      1.75 to 1.40          7.57            4.98 to 4.61
                              2006  2,969   21.97 to 16.17    56,071      1.75 to 1.40          5.48           11.17 to 10.78
Lifestyle Balanced Series II  2010 56,894   13.88 to 12.55   910,709      2.10 to 0.35          2.58           7.90 to 11.06
                              2009 57,548   15.91 to 12.19   846,400      1.90 to 1.15          4.39           28.99 to 28.02
                              2008 52,147    12.43 to 9.45   607,184      1.90 to 1.15          3.26         (32.23) to (32.74)
                              2007 47,212   18.48 to 13.95   828,590      1.90 to 1.15          7.40            5.04 to 4.60
                              2006 36,439   18.14 to 13.22   636,831      1.85 to 1.15          4.89           10.95 to 5.74

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES-- (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
Lifestyle Conservative
   Series I                   2010    547 $18.17 to $13.82  $ 11,142     1.75% to 0.80%         2.61%          8.25% to 7.23%
                              2009    617   16.95 to 12.77    11,622      1.75 to 0.80          5.00           19.60 to 16.28
                              2008    751   18.51 to 14.17    11,787      1.75 to 1.40          4.02         (16.74) to (17.04)
                              2007    810   22.23 to 17.08    15,463      1.75 to 1.40          8.00            3.91 to 3.54
                              2006    856   21.39 to 16.50    15,451      1.75 to 1.40          4.62            6.93 to 6.56
Lifestyle Conservative
   Series II                  2010 13,932   13.67 to 13.17   229,082      2.10 to 0.35          2.57            3.52 to 5.39
                              2009 12,692   15.80 to 13.72   195,831      1.90 to 1.15          5.84           20.05 to 19.15
                              2008  9,579   13.26 to 11.43   125,592      1.90 to 1.15          5.28         (16.64) to (17.27)
                              2007  5,317   16.03 to 13.71    84,601      1.90 to 1.15          8.10            3.96 to 2.30
                              2006  4,437   15.90 to 13.12    69,236      1.85 to 1.15          4.41            6.63 to 4.99
Lifestyle Growth Series I     2010  1,040   14.60 to 12.65    17,871      1.75 to 0.80          2.34           12.12 to 11.06
                              2009  1,148   13.15 to 11.28    17,935      1.75 to 0.80          3.15           30.98 to 24.30
                              2008  1,376   13.80 to 10.04    16,384      1.75 to 1.40          2.33         (37.49) to (37.71)
                              2007  1,701   22.08 to 16.12    32,488      1.75 to 1.40          7.74            6.02 to 5.65
                              2006  1,922   20.82 to 15.25    34,748      1.75 to 1.40          6.04           11.93 to 11.54
Lifestyle Growth Series II    2010 63,087   14.34 to 12.13   981,607      2.10 to 0.35          2.24           10.73 to 14.68
                              2009 64,057   15.36 to 11.47   904,376      1.90 to 1.15          3.25           31.43 to 30.44
                              2008 60,322    11.77 to 8.73   659,686      1.90 to 1.15          2.50         (37.39) to (37.87)
                              2007 55,721   18.95 to 13.94   992,822      1.90 to 1.15          7.32            6.03 to 5.96
                              2006 39,974   18.43 to 13.09   706,919      1.85 to 1.15          5.22           11.71 to 4.69
Lifestyle Moderate Series I   2010    696   16.92 to 13.51    13,480      1.75 to 0.80          2.55            9.67 to 8.64
                              2009    784   15.58 to 12.32    13,890      1.75 to 0.80          4.58           25.05 to 20.36
                              2008    955   16.90 to 12.46    13,419      1.75 to 1.40          3.29         (25.29) to (25.55)
                              2007  1,329   22.62 to 16.73    24,871      1.75 to 1.40          7.57            3.82 to 3.46
                              2006  1,517   21.79 to 16.17    27,295      1.75 to 1.40          4.68            8.88 to 8.51
Lifestyle Moderate Series II  2010 20,211   13.59 to 13.20   324,398      2.10 to 0.35          2.57            6.30 to 8.75
                              2009 19,158   15.71 to 12.87   284,910      1.90 to 1.15          4.85           25.41 to 24.48
                              2008 16,671   12.62 to 10.27   201,465      1.90 to 1.15          4.25         (25.23) to (25.79)
                              2007 13,562   17.01 to 13.73   224,500      1.90 to 1.15          7.54            3.88 to 2.82
                              2006 10,417   16.89 to 13.15   171,943      1.85 to 1.15          4.21            8.65 to 5.24
Mid Cap Index Series I        2010     90   20.88 to 16.27     1,921      1.75 to 0.80          1.09           24.98 to 23.80
                              2009     95   16.86 to 13.02     1,630      1.75 to 0.80          1.06           34.39 to 4.16
                              2008    105   12.95 to 12.55     1,341      1.75 to 1.40          0.85         (37.30) to (37.52)
                              2007    128   20.66 to 20.08     2,618      1.75 to 1.40          1.30            6.01 to 5.64
                              2006    134   19.49 to 19.01     2,584      1.75 to 1.40          0.62            8.19 to 7.82
Mid Cap Index Series II       2010    620   19.05 to 14.19    11,969      1.90 to 1.15          0.82           24.37 to 23.44
                              2009    678   15.43 to 11.41    10,562      1.90 to 1.15          0.85           34.82 to 33.81
                              2008    713    11.53 to 8.46     8,363      1.90 to 1.15          0.70         (37.25) to (37.72)
                              2007    678   18.51 to 13.48    12,705      1.90 to 1.15          0.85            6.10 to 3.01
                              2006    574   18.59 to 12.70    10,240      1.85 to 1.15          0.44           7.93 to (0.70)
Mid Cap Stock Series I        2010    592   17.49 to 12.38    10,302      1.75 to 0.80          0.00           22.10 to 20.95
                              2009    699   14.46 to 10.14    10,087      1.75 to 0.80          0.00           29.07 to 26.89
                              2008    913   11.20 to 11.16    10,197      1.75 to 1.40          0.00         (44.55) to (44.75)
                              2007    933   20.27 to 20.12    18,819      1.75 to 1.40          0.00           21.85 to 21.42
                              2006  1,178   16.70 to 16.20    19,508      1.75 to 1.40          0.00           11.97 to 11.58

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES-- (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
Mid Cap Stock Series II       2010    813 $21.10 to $13.64  $ 17,115     1.90% to 1.15%         0.00%         21.40% to 20.50%
                              2009    928   17.51 to 11.23    16,195      1.90 to 1.15          0.00           29.55 to 28.58
                              2008    988    13.62 to 8.67    13,396      1.90 to 1.15          0.00         (44.51) to (44.93)
                              2007    978   24.73 to 15.63    24,028      1.90 to 1.15          0.00           22.51 to 21.93
                              2006  1,016   20.92 to 12.79    20,875      1.85 to 1.15          0.00           11.73 to 2.16
Mid Value Series I            2010    237   19.40 to 17.01      4085      1.75 to 0.80          2.00           15.23 to 14.14
                              2009    277    16.84 to 14.9     4,163      1.75 to 0.80          0.44           33.87 to 29.15
Mid Value Series II           2010    748   17.28 to 16.85     12804      1.85 to 1.40          1.79           14.18 to 13.67
                              2009    859   15.14 to 14.82    12,905      1.85 to 1.40          0.34           43.99 to 43.34
                              2008     60   10.51 to 10.34       629      1.85 to 1.40          0.81         (35.79) to (36.08)
                              2007     65   16.37 to 16.18     1,055      1.85 to 1.40          1.60          (1.09) to (1.54)
                              2006     70   16.55 to 16.43     1,147      1.85 to 1.40          0.05           18.39 to 17.86
Money Market Series I         2010    642   12.97 to 12.41    10,278      1.75 to 0.80          0.00          (0.80) to (1.73)
                              2009    909   13.20 to 12.51    14,419      1.75 to 0.80          0.22          (0.45) to (1.54)
                              2008  1,532   18.43 to 13.41    24,158      1.75 to 1.40          1.75           0.34 to (0.01)
                              2007  1,469   18.37 to 13.41    23,080      1.75 to 1.40          4.47            3.10 to 2.74
                              2006  1,593   17.82 to 13.05    24,875      1.75 to 1.40          4.35            2.99 to 2.63
Money Market Series II        2010  4,659   12.49 to 12.21    58,457      1.90 to 0.35          0.00          (0.15) to (1.88)
                              2009  6,839   13.09 to 12.44    87,119      1.90 to 1.15          0.08          (1.07) to (1.81)
                              2008  9,306   13.23 to 12.67   120,124      1.90 to 1.15          1.43           0.40 to (0.36)
                              2007  4,050   13.17 to 12.71    52,315      1.90 to 1.15          4.17            3.15 to 1.95
                              2006  2,653   12.77 to 12.45    33,361      1.85 to 1.15          4.20            2.79 to 1.81
Money Market Trust B
   Series NAV                 2010    354   12.57 to 12.36     4,417      1.85 to 1.40          0.05          (1.34) to (1.79)
                              2009    418   12.74 to 12.59     5,299      1.85 to 1.40          0.52          (0.92) to (1.37)
                              2008    670   12.86 to 12.76     8,577      1.85 to 1.40          2.03            0.69 to 0.24
                              2007    422   12.77 to 12.73     5,378      1.85 to 1.40          3.05            2.14 to 1.84
Mutual Shares Series I        2010     37   11.72 to 11.47       432      1.55 to 0.80          3.98           10.63 to 9.80
                              2009      9   10.59 to 10.44        98      1.55 to 0.80          0.00           22.32 to 21.71
Natural Resources Series II   2010    436   42.64 to 14.59    15,562      1.90 to 1.15          0.42           13.56 to 12.71
                              2009    475   37.83 to 12.85    15,108      1.90 to 1.15          0.68           57.08 to 55.90
                              2008    403    24.27 to 8.18     8,609      1.90 to 1.15          0.29         (52.27) to (52.63)
                              2007    464   51.23 to 17.13    21,904      1.90 to 1.15          0.81           41.55 to 38.82
                              2006    389   37.87 to 12.31    14,264      1.85 to 1.15          0.40          20.34 to (1.62)
Optimized All Cap Series II   2010    424   17.89 to 17.29     7,484      1.85 to 1.40          0.93           17.56 to 17.03
                              2009    467   15.22 to 14.77     7,022      1.85 to 1.40          1.18           26.24 to 25.67
                              2008    514   12.06 to 11.75     6,135      1.85 to 1.40          0.63         (44.03) to (44.29)
                              2007    578   21.54 to 21.09    12,353      1.85 to 1.40          0.83           1.66 to (3.88)
                              2006     25   21.09 to 20.75       524      1.85 to 1.40          0.74           13.32 to 12.81
Optimized Value Series II     2010    165   13.74 to 13.34     2,249      1.85 to 1.40          1.70           11.54 to 11.04
                              2009    183   12.32 to 12.01     2,245      1.85 to 1.40          1.90           22.77 to 22.22
                              2008    207    10.04 to 9.83     2,062      1.85 to 1.40          2.13         (42.18) to (42.44)
                              2007    234   17.36 to 17.07     4,042      1.85 to 1.40          0.97         (7.14) to (10.66)
                              2006     10   18.61 to 18.38       191      1.85 to 1.40          1.02           19.37 to 18.84

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES-- (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
Pacific Rim Series I          2010      0 $13.45 to $11.70  $      0     1.75% to 1.40%         0.43%          1.64% to 1.52%
                              2009    123   13.25 to 11.52     1,437      1.75 to 1.40          1.07           30.48 to 30.03
                              2008    136    10.19 to 8.83     1,215      1.75 to 1.40          1.55         (40.85) to (41.06)
                              2007    145   17.28 to 14.92     2,217      1.75 to 1.40          1.73            7.62 to 7.24
                              2006    221   16.12 to 13.52     3,135      1.75 to 1.40          0.97            9.51 to 9.12
Pacific Rim Series II         2010      0   17.27 to 10.38         0      1.90 to 1.15          0.42            1.74 to 1.49
                              2009    195    17.02 to 10.2     3,201      1.90 to 1.15          0.90           30.44 to 29.46
                              2008    177    13.15 to 7.82     2,276      1.90 to 1.15          1.41         (40.77) to (41.22)
                              2007    196   22.37 to 13.20     4,315      1.90 to 1.15          1.48            7.59 to 5.03
                              2006    187   22.84 to 12.24     3,969      1.85 to 1.15          0.76           9.38 to (2.18)
PIMCO All Asset               2010    200   17.46 to 16.94     3,453      1.85 to 1.40          7.01           11.14 to 10.64
                              2009    182   15.71 to 15.31     2,831      1.85 to 1.40          6.86           19.63 to 19.09
                              2008    181   13.13 to 12.86     2,356      1.85 to 1.40          5.27         (17.34) to (17.71)
                              2007    225   15.88 to 15.62     3,545      1.85 to 1.40          6.40            6.49 to 6.01
                              2006    323   14.91 to 14.74     4,792      1.85 to 1.40          4.76            2.91 to 2.45
Real Estate Securities
   Series I                   2010    101   31.09 to 29.44     3,087      1.75 to 1.40          1.83           27.4 to 26.96
                              2009    119   24.40 to 23.19     2,838      1.75 to 1.40          3.49           28.36 to 27.91
                              2008    135   19.01 to 18.13     2,525      1.75 to 1.40          2.96         (40.27) to (40.48)
                              2007    202   31.82 to 30.46     6,284      1.75 to 1.40          2.57         (16.79) to (17.08)
                              2006    296   38.25 to 36.74    11,138      1.75 to 1.40          1.81           36.19 to 35.72
Real Estate Securities
   Series II                  2010    432   24.37 to 12.78    10,202      1.90 to 1.15          1.62           27.40 to 26.45
                              2009    474   19.27 to 10.03     8,905      1.90 to 1.15          3.26           28.55 to 27.59
                              2008    501    15.10 to 7.80     7,440      1.90 to 1.15          2.85         (40.27) to (40.72)
                              2007    620   25.48 to 13.06    15,632      1.90 to 1.15          1.92         (16.74) to (19.48)
                              2006    503   33.50 to 15.65    15,580      1.85 to 1.15          1.58           35.91 to 25.03
Real Return Bond Series II    2010    572   16.52 to 15.96     9,312      1.85 to 1.40         10.82            7.16 to 6.68
                              2009    654   15.42 to 14.96     9,959      1.85 to 1.40          8.51           17.57 to 17.04
                              2008    734   13.11 to 12.78     9,529      1.85 to 1.40          0.55         (12.77) to (13.16)
                              2007    707   15.03 to 14.72    10,531      1.85 to 1.40          6.47            9.54 to 9.05
                              2006    797   13.72 to 13.50    10,855      1.85 to 1.40          2.49          (1.20) to (1.64)
Science & Technology
   Series I                   2010    650    16.60 to 5.76     8,333      1.75 to 1.40          0.00           22.88 to 22.45
                              2009    799     13.51 to 4.7     7,810      1.75 to 1.40          0.00           62.20 to 61.63
                              2008    926     8.33 to 2.91     5,469      1.75 to 1.40          0.00         (45.22) to (45.41)
                              2007  1,171    15.21 to 5.33    12,658      1.75 to 1.40          0.00           17.89 to 17.48
                              2006  1,477    12.90 to 4.53    13,945      1.75 to 1.40          0.00            4.06 to 3.70
Science & Technology
   Series II                  2010    385   17.52 to 16.33     6,815      1.90 to 1.15          0.00           22.96 to 22.05
                              2009    402   14.35 to 13.28     5,799      1.90 to 1.15          0.00           62.26 to 61.05
                              2008    329     8.91 to 8.18     2,941      1.90 to 1.15          0.00         (45.17) to (45.59)
                              2007    408   16.38 to 14.93     6,675      1.90 to 1.15          0.00           18.84 to 17.90
                              2006    413   14.32 to 11.23     5,689      1.85 to 1.15          0.00            3.91 to 0.92
Short Term Government
   Income Series I            2010    814   12.61 to 12.58    10,263      1.75 to 1.40          1.40            0.91 to 0.67
Short Term Government
   Income Series II           2010    919   12.62 to 12.56    11,557      1.90 to 1.15          1.24            0.95 to 0.44
Small Cap Growth Series II    2010    148   18.20 to 13.29     2,592      1.90 to 1.15          0.00           20.32 to 19.42
                              2009    149   15.24 to 11.04     2,158      1.90 to 1.15          0.00           32.89 to 31.90
                              2008    184    11.55 to 8.31     2,057      1.90 to 1.15          0.00         (40.49) to (40.94)
                              2007    113   19.56 to 13.96     2,090      1.90 to 1.15          0.00           12.47 to 10.64
                              2006     72   17.67 to 12.39     1,273      1.85 to 1.15          0.00          11.64 to (1.04)
Small Cap Index Series I      2010     42   17.43 to 17.33       732      1.75 to 1.40          0.53           24.61 to 24.17
                              2009     42   13.99 to 13.96       592      1.75 to 1.40          0.79           24.89 to 24.45
                              2008     52   11.21 to 11.20       588      1.75 to 1.40          1.17         (34.64) to (34.87)
                              2007     74   17.22 to 17.13     1,274      1.75 to 1.40          1.62          (3.53) to (3.87)
                              2006     85   17.91 to 17.47     1,515      1.75 to 1.40          0.52           15.98 to 15.58
Small Cap Index Series II     2010    477   18.12 to 17.43     8,568      1.85 to 1.40          0.29           24.34 to 23.79
                              2009    534   14.57 to 14.08     7,710      1.85 to 1.40          0.61           24.59 to 24.03
                              2008    584   11.70 to 11.35     6,780      1.85 to 1.40          1.04         (34.76) to (35.05)
                              2007    660   17.93 to 17.48    11,758      1.85 to 1.40          0.94          (4.15) to (8.20)
                              2006    342   19.03 to 18.24     6,336      1.85 to 1.40          0.33           15.72 to 15.20

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES-- (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
Small Cap Opportunities
   Series I                   2010     86 $21.75 to $21.18  $  1,864     1.75% to 1.40%         0.00%         27.87% to 27.42%
                              2009     83   17.01 to 16.62     1,404      1.75 to 1.40          0.00           32.00 to 31.54
                              2008    100   12.89 to 12.63     1,276      1.75 to 1.40          2.29         (42.94) to (43.14)
                              2007    128   22.58 to 22.22     2,872      1.75 to 1.40          1.86          (8.95) to (9.27)
                              2006    161   24.80 to 24.49     3,977      1.75 to 1.40          0.70            8.92 to 8.54
Small Cap Opportunities
   Series II                  2010    258   20.69 to 10.77     5,378      1.90 to 1.15          0.00           27.86 to 26.91
                              2009    279    16.30 to 8.42     4,528      1.90 to 1.15          0.00           32.07 to 31.08
                              2008    303    12.43 to 6.38     3,770      1.90 to 1.15          2.14         (42.92) to (43.35)
                              2007    328   21.95 to 11.17     7,217      1.90 to 1.15          1.54          (8.86) to (7.54)
                              2006    360   24.71 to 12.23     8,807      1.85 to 1.15          0.53           8.66 to (2.29)
Small Cap Value Series II     2010    213   17.76 to 15.00     3,697      1.90 to 1.15          0.15           24.49 to 23.56
                              2009    205   14.37 to 12.05     2,847      1.90 to 1.15          0.43           26.92 to 25.97
                              2008    244    11.41 to 9.49     2,746      1.90 to 1.15          1.00         (27.11) to (27.66)
                              2007    211   15.77 to 13.02     3,258      1.90 to 1.15          0.59          (4.25) to (6.39)
                              2006    132   16.74 to 13.57     2,180      1.85 to 1.15          0.00           17.38 to 8.40
Small Company Value Series I  2010    179   25.94 to 25.01     4,530      1.75 to 1.40          1.35           19.67 to 19.26
                              2009    215   21.75 to 20.90     4,555      1.75 to 1.40          0.38           25.91 to 25.47
                              2008    274   17.34 to 16.60     4,625      1.75 to 1.40          0.68         (28.07) to (28.32)
                              2007    372   24.19 to 23.08     8,736      1.75 to 1.40          0.15          (2.58) to (2.92)
                              2006    468   24.91 to 23.15    11,306      1.75 to 1.40          0.07           13.82 to 13.42
Small Company Value Series II 2010    644   19.93 to 13.26    12,957      1.90 to 1.15          1.17           19.77 to 18.88
                              2009    721   16.76 to 11.07    12,174      1.90 to 1.15          0.23           26.02 to 25.08
                              2008    787    13.40 to 8.78    10,642      1.90 to 1.15          0.47         (28.05) to (28.59)
                              2007    978   18.77 to 12.21    18,683      1.90 to 1.15          0.00          (2.54) to (2.78)
                              2006  1,134   22.11 to 12.50    22,490      1.85 to 1.15          0.00          13.61 to (0.16)
Smaller Company Growth
   Series I                   2010    164   16.19 to 16.12     2,651      1.75 to 1.40          0.00           23.31 to 22.88
                              2009    176   13.13 to 13.12     2,310      1.75 to 1.40          0.00            5.03 to 4.98
Smaller Company Growth
   Series II                  2010    199   16.15 to 16.07     3,214      1.85 to 1.40          0.00           23.12 to 22.56
                              2009    202   13.12 to 13.11     2,643      1.85 to 1.40          0.00            4.96 to 4.89
Strategic Bond Series I       2010      0   24.01 to 19.36         0      1.75 to 1.40          9.17           10.92 to 10.59
                              2009    388    21.65 to 17.5     7,919      1.75 to 1.40          7.73           21.70 to 21.27
                              2008    484   17.79 to 14.43     8,049      1.75 to 1.40          6.62         (17.25) to (17.54)
                              2007    628   21.49 to 17.50    12,570      1.75 to 1.40          9.12          (1.55) to (1.90)
                              2006    758   21.83 to 17.84    15,541      1.75 to 1.40          6.84            5.57 to 5.20
Strategic Bond Series II      2010      0   16.98 to 14.66         0      1.90 to 1.15          9.42           11.01 to 10.31
                              2009    671   15.40 to 13.21    10,564      1.90 to 1.15          8.11           21.72 to 20.81
                              2008    654   12.74 to 10.85     8,497      1.90 to 1.15          6.61         (17.25) to (17.87)
                              2007    852   15.52 to 13.12    13,457      1.90 to 1.15          8.79          (1.41) to (2.96)
                              2006    892   16.27 to 13.27    14,373      1.85 to 1.15          6.66            6.42 to 4.91
Strategic Income
   Opportunities Series I     2010    400   18.48 to 18.06     7,359      1.75 to 1.40          7.31            1.61 to 1.56
Strategic Income
   Opportunities Series II    2010    687   17.86 to 12.70    12,430      1.90 to 1.15         23.27            1.57 to 1.45
                              2009     95   16.21 to 15.81     1,517      1.85 to 1.40          6.15           24.68 to 24.12
                              2008     85   13.00 to 12.73     1,094      1.85 to 1.40          9.19         (10.04) to (10.44)
                              2007    136   14.45 to 14.22     1,943      1.85 to 1.40          1.77            4.06 to 3.59
                              2006    163   13.89 to 13.73     2,244      1.85 to 1.40          3.01            2.43 to 1.97
Total Bond Market Trust A
   Series II                  2010    103   12.63 to 12.42     1,348      2.10 to 1.15          3.04           -0.61 to 1.01
                              2009     24   13.70 to 12.35       325      1.85 to 1.20          2.06           2.30 to (1.19)
                              2008     30   13.49 to 13.39       400      1.85 to 1.40          1.78            4.05 to 3.58
                              2007      3   12.97 to 12.93        42      1.85 to 1.40          0.24            3.74 to 3.43
Total Bond Market Trust A
   Series NAV                 2010     49   13.64 to 13.47       661      1.55 to 0.80          4.49            4.99 to 4.20
                              2009     13   12.99 to 12.93       172      1.55 to 0.80          6.81            3.94 to 3.43
Total Return Series I         2010    868   20.99 to 14.81    18,679      1.75 to 0.80          2.29            6.79 to 5.78
                              2009  1,056   19.84 to 13.86    21,410      1.75 to 0.80          3.99           11.62 to 10.41
                              2008  1,166   18.54 to 17.78    21,108      1.75 to 1.40          4.56            1.33 to 0.98
                              2007  1,411   18.29 to 17.60    25,258      1.75 to 1.40          7.46            6.97 to 6.60
                              2006  1,760   17.10 to 16.52    29,476      1.75 to 1.40          3.46            2.16 to 1.81

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES-- (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
Total Return Series II        2010  1,929 $17.94 to $16.70  $ 35,302     1.90% to 1.15%         2.09%          6.18% to 5.38%
                              2009  2,189   17.03 to 15.73    37,904      1.90 to 1.15          3.93           12.06 to 11.23
                              2008  1,984   15.31 to 14.04    30,864      1.90 to 1.15          4.70            1.43 to 0.67
                              2007  1,991   15.21 to 13.84    30,752      1.90 to 1.15          7.20            7.03 to 4.90
                              2006  2,196   14.65 to 12.90    31,877      1.85 to 1.15          3.26            3.44 to 1.53
Total Stock Market Index
   Series I                   2010     42   11.97 to 11.89       496      1.75 to 1.40          1.23           15.57 to 15.17
                              2009     55   10.36 to 10.32       564      1.75 to 1.40          1.40           27.08 to 26.63
                              2008     76     8.15 to 8.15       620      1.75 to 1.40          1.44         (38.08) to (38.29)
                              2007    112   13.21 to 13.17     1,483      1.75 to 1.40          2.10            3.71 to 3.34
                              2006    143   12.78 to 12.49     1,821      1.75 to 1.40          1.00           13.70 to 13.30
Total Stock Market Index
   Series II                  2010    528   15.95 to 15.35     8,253      1.85 to 1.40          1.08           15.26 to 14.75
                              2009    603   13.84 to 13.37     8,170      1.85 to 1.40          1.36           26.74 to 26.17
                              2008    715   10.92 to 10.60     7,664      1.85 to 1.40          1.31         (38.16) to (38.44)
                              2007    809   17.66 to 17.22    14,027      1.85 to 1.40          1.22           3.05 to (2.45)
                              2006    424   17.06 to 16.20     7,114      1.85 to 1.40          0.80           13.50 to 12.99
Ultra Short Term Bond
   Series II                  2010     81   12.47 to 12.38     1,010      2.10 to 0.35          1.48           -0.23 to -0.95
U.S. Government Securities
   Series I                   2010      0   25.39 to 16.22         0      1.75 to 1.40          0.98            1.89 to 1.77
                              2009    586   24.92 to 15.94    12,511      1.75 to 1.40          2.90            6.88 to 6.51
                              2008    750   23.32 to 14.97    14,851      1.75 to 1.40          3.48          (2.78) to (3.12)
                              2007    903   23.98 to 15.45    18,094      1.75 to 1.40          8.06            1.71 to 1.35
                              2006  1,010   23.58 to 15.24    19,539      1.75 to 1.40          4.92            2.94 to 2.58
U.S. Government Securities
   Series II                  2010      0   14.02 to 14.07         0      1.90 to 1.15          0.83            1.90 to 1.65
                              2009    803   13.84 to 13.76    11,325      1.90 to 1.15          2.85            6.98 to 6.19
                              2008    883   13.04 to 12.86    11,709      1.90 to 1.15          3.70          (2.77) to (3.50)
                              2007    803   13.51 to 13.23    10,996      1.90 to 1.15          7.70            1.75 to 0.05
                              2006    809   13.69 to 12.97    10,952      1.85 to 1.15          4.65            4.01 to 2.29
U.S. High Yield Series II     2010      0   17.16 to 16.74         0      1.85 to 1.40         32.16            8.49 to 8.08
                              2009     18   15.82 to 15.49       277      1.85 to 1.40          8.23           44.34 to 43.7
                              2008     15   10.96 to 10.78       166      1.85 to 1.40          5.58         (22.15) to (22.50)
                              2007     15   14.08 to 13.91       205      1.85 to 1.40          8.06            1.25 to 0.80
                              2006     21   13.90 to 13.80       286      1.85 to 1.40          2.75            7.94 to 7.46
Utilities Series I            2010    107   19.81 to 19.15     2,093      1.75 to 1.40          2.23           12.34 to 11.95
                              2009    153   17.63 to 17.11     2,649      1.75 to 1.40          4.94           31.91 to 31.45
                              2008    151   13.37 to 13.01     1,985      1.75 to 1.40          2.73         (39.50) to (39.71)
                              2007    231   22.10 to 21.59     5,041      1.75 to 1.40          1.93           25.62 to 25.18
                              2006    307   17.59 to 17.24     5,351      1.75 to 1.40          2.18           29.19 to 28.74
Utilities Series II           2010    178   30.39 to 29.24     5,251      1.85 to 1.40          2.17           12.04 to 11.54
                              2009    206   27.13 to 26.21     5,422      1.85 to 1.40          4.70           31.61 to 31.02
                              2008    217   20.61 to 20.00     4,346      1.85 to 1.40          2.45         (39.59) to (39.86)
                              2007    251   34.12 to 33.26     8,340      1.85 to 1.40          1.61           25.33 to 24.76
                              2006    284   27.22 to 24.79     7,562      1.85 to 1.40          2.05           28.96 to 28.38
Value Series I                2010    181   25.05 to 13.31     4,974      1.75 to 0.80          0.98           21.25 to 20.10
                              2009    208   20.86 to 10.98     4,741      1.75 to 0.80          1.31           38.73 to 29.28
                              2008    268   17.09 to 15.04     4,384      1.75 to 1.40          0.98         (41.70) to (41.90)
                              2007    367   29.30 to 25.88    10,314      1.75 to 1.40          1.32            6.70 to 6.33
                              2006    472   27.46 to 24.34    12,458      1.75 to 1.40          0.38           19.37 to 18.95

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2010

7. UNIT VALUES-- (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                   --------------------------------- ------------------------------------------------------------
                                    UNITS  UNIT FAIR VALUE   ASSETS  EXPENSE RATIO HIGHEST   INVESTMENT   TOTAL RETURN HIGHEST TO
SUB-ACCOUNT                   YEAR (000S) HIGHEST TO LOWEST  (000S)       TO LOWEST*       INCOME RATIO**        LOWEST***
----------------------------- ---- ------ ----------------- -------- --------------------- -------------- -----------------------
Value Series II               2010    202 $14.27 to $19.30  $  3,772     1.90% to 1.15%         0.79%         20.57% to 19.67%
                              2009    214   16.13 to 11.84     3,344      1.90 to 1.15          1.14           39.18 to 38.14
                              2008    231    11.68 to 8.50     2,622      1.90 to 1.15          0.77         (41.64) to (42.07)
                              2007    275   20.16 to 14.57     5,423      1.90 to 1.15          1.03            6.76 to 6.40
                              2006    250   19.49 to 13.62     4,786      1.85 to 1.15          0.19           19.12 to 8.79

* These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These ratios, which are not annualized, represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE                            OLD NAME                                             NEW NAME
--------------       -------------------------------------------------   ----------------------------------------------------
October 1, 1997      FNAL Variable Account                               The Manufacturers Life Insurance Company of New York
                                                                         Separate Account A

October 1, 1997      First North American Life Assurance Company         The Manufacturers Life Insurance Company of New York

November 1, 1997     NAWL Holding Co., Inc.                              Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                         Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance Company of New     John Hancock Life Insurance Company of New York
                     York Separate Account A                             Separate Account A

January 1, 2005      The Manufacturers Life Insurance Company of New     John Hancock Life Insurance Company of New York
                     York                                                Separate Account A.

January 1, 2005      Manulife Financial Securities LLC                   John Hancock Distributors LLC

January 1, 2005      Manufacturers Securities Services LLC               John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                   * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements


          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A. [FILED HEREWITH]



          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York. [FILED HEREWITH]


     (b)  Exhibits

          (1) (a) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - Incorporated by reference to Exhibit (b)(1)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

               (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

               (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

          (2) Agreements for custody of securities and similar investments. - NOT APPLICABLE.

          (3) (a) Underwriting and Distribution Agreement dated January 1, 2002, incorporated by reference to Exhibit 24(B)(3)(a) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

               (b) General Agent and Broker-Dealer Selling Agreement, incorporated by reference to Exhibit 24(B)(3)(b) to Post-Effective Amendment No. 39 to Registration Statement, File No. 033-79112, filed on April 30, 2009.

               (c) Underwriting and Distribution Agreement dated December 1, 2009 -incorporated by reference to Exhibit 24(B)(3)(c) to Post-Effective Amendment No. 4 to Registration Statement, File No. 333-146590, filed on February 1, 2010.

          (4) (a) Form of Master Contract: Group IRA Flexible Payment Deferred Variable Annuity Contract, Guaranteed Lifetime Withdrawal Benefit, Non-Participating for Venture 200.08 - incorporated by reference to Exhibit 24(B)(4)(a) to Post-Effective Amendment No. 4 to this Registration Statement, File No. 333-149422, filed on February 18, 2010.

               (b) Form of Specifications Pages for Venture 200.08 for IRA - incorporated by reference to Exhibit 24(B)(4)(b) to Post-Effective Amendment No. 4 to this Registration Statement, File No. 333-149422, filed on February 18, 2010.

               (c) Form of Certificate for Flexible Payment Deferred Variable Annuity for Venture 200.08 - incorporated by reference to
                    Exhibit 24(B)(4)(c) to Post-Effective Amendment No. 4 to this Registration Statement, File No. 333-149422, filed on February 18, 2010.

          (5) (a) Form of Specimen Master Application for Flexible Payment Deferred Variable Annuity Contract, Non-Participating, for Venture 200.08 - incorporated by reference to Exhibit 24(B)(5)(a) to Post-Effective Amendment No. 4 to this Registration Statement, File No. 333-149422, filed on February 18, 2010.

          (6)  (a)  (i)  Declaration of Intention and Charter of First North
                         American Life Assurance Company - incorporated by reference to Exhibit 24(b)(6)(a)(i) to Post-Effective Amendment No. 7 to Registration Statement, File No. 033-46217, filed on February 25, 1998.

                    (ii) Certificate of Amendment of the Declaration of
                         Intention and Charter of First North American Life Assurance Company, incorporated by reference to Exhibit 24(b)(6)(a)(ii) to Post-Effective Amendment No. 7 to Registration Statement, File No. 033-46217, filed on February 25, 1998.

                    (iii) Certificate of Amendment of the Declaration of
                         Intention and Charter of The Manufacturers Life Insurance Company of New York, incorporated by reference to Exhibit 24(b)(6)(a)(iii) to Post-Effective Amendment No. 7 to Registration Statement, File No. 033-46217, filed on February 25, 1998.

                    (iv) Certificate of Amendment of the Declaration of
                         Intention and Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005, incorporated by reference to Exhibit 24(b)(6)(a)(iv) to Post-Effective Amendment No. 1 to Registration Statement, File No. 333-138846, filed on May 1, 2007.

                    (v) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006, incorporated by reference to Exhibit 24(b)(6)(a)(v) to Post-Effective Amendment No. 1 to Registration Statement, File No. 333-138846, filed on May 1, 2007.

                    (vi) Certificate of Amendment of the Declaration of
                         Intention and Charter of John Hancock Life Insurance Company of New York dated as of December 17, 2009, incorporated by reference to Exhibit 24(b)(6)(a)(vi) to Post-Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on April 30, 2010.

               (b)  (i)  By-Laws of John Hancock Life Insurance Company of New
                         York, as amended and restated as of July 31, 2006, incorporated by reference to Exhibit 24(b)(6)(b)(i) to Post- Effective Amendment No. 1, to Registration Statement, File No. 333-138846, filed on May 1, 2007.

                    (ii) John Hancock Life Insurance Company of New York,
                         Amended and Restated By-Laws, as adopted on November 19, 2009, incorporated by reference to Exhibit 24(b)(6)(b)(ii) to Post-Effective Amendment No. 41 to Registration Statement, File No. 033-79112, filed on May 3, 2010.



                    (iii) John Hancock Life Insurance Company of New York,
                         Amended and Restated By-Laws, as adopted on December 14, 2010, incorporated by reference to Exhibit 24(b)(6)(b)(iii) to Post-Effective Amendment No. 1 to Registration Statement, File No. 333-169797, filed on February 22, 2011.


          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - NOT APPLICABLE.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (a)  (i)  Administrative Services Agreement between The
                         Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.), effective January 1, 2001, incorporated by reference to
                         Exhibit 24(b)(8)(a) to Post-Effective Amendment No. 5 to Registration Statement, File No. 333-61283, filed on April 30, 2002.

                    (ii) Investment Services Agreement between The Manufacturers
                         Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

               (b)  (i)  Participation Agreement among John Hancock Life
                         Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement, File No. 333-126668, filed on October 12, 2005.

                    (ii) Shareholder Information Agreement between John Hancock
                         Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement, File No. 333-85284, filed on April 30, 2007.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (b)(9) to Pre-Effective Amendment No. 1 to Form N-4 of this registration statement, file number 333-149422, filed June 30, 2008.


          (10) Written consent of Ernst & Young LLP, independent registered public accounting firm - [FILED HEREWITH]


          (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

          (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

          (14) (a) Powers of Attorney for James R. Boyle, Thomas Borshoff, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John G. Vrysen - Incorporated by reference to Exhibit (b)(14)(a) to Post-Effective Amendment No. 4 to Form N-4 of this registration statement, file number 333-149422, filed December 16, 2009.


               (b) Power of Attorney for Steven Finch, incorporated by reference to Exhibit 24(b)(14)(b) to Post-Effective Amendment No. 8 to this Registration Statement, File No. 333-149422, filed on August 2, 2010.



               (c)      Power of Attorney for Paul M. Connolly. [FILED HEREWITH]

Item 25. Directors and Officers of the Depositor.



    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                          EFFECTIVE AS OF MARCH 1, 2011



NAME AND PRINCIPAL BUSINESS ADDRESS                            POSITION WITH DEPOSITOR
-----------------------------------   -------------------------------------------------------------------------
James R. Boyle***                     Chairman
James D. Gallagher*                   Director and President
Thomas Borshoff*                      Director
Paul M. Connolly*                     Director
Steven Finch***                       Director and Executive Vice President
Ruth Ann Fleming*                     Director
Scott S. Hartz***                     Director, Executive Vice President, and Chief Investment Officer - U.S.
                                      Investments
Rex  Schlaybaugh, Jr.*                Director
John G. Vrysen*                       Director and Senior Vice President
Jonathan Chiel*                       Executive Vice President and General Counsel - John Hancock
Marc Costantini*                      Executive Vice President
Peter Levitt**                        Executive Vice President and Treasurer
Katherine  MacMillan**                Executive Vice President
Stephen R. McArthur**                 Executive Vice President
Hugh McHaffie*                        Executive Vice President
Bob Diefenbacher+                     Senior Vice President
Peter Gordon***                       Senior Vice President
Allan Hackney*                        Senior Vice President and Chief Information Officer
Gregory Mack*                         Senior Vice President
Ronald J. McHugh*                     Senior Vice President
Lynne Patterson*                      Senior Vice President and Chief Financial Officer
Craig R. Raymond*                     Senior Vice President, Chief Actuary, and Chief Risk Officer
Diana L. Scott*                       Senior Vice President
Alan R. Seghezzi***                   Senior Vice President
Bruce R. Speca*                       Senior Vice President
Tony Teta***                          Senior Vice President
Brooks Tingle***                      Senior Vice President
Emanuel Alves*                        Vice President, Counsel, and Corporate Secretary
John C. S. Anderson***                Vice President
Roy V. Anderson*                      Vice President
Arnold Bergman*                       Vice President
Stephen J. Blewitt***                 Vice President
Robert Boyda*                         Vice President
John E. Brabazon***                   Vice President
George H. Braun***                    Vice President
Thomas Bruns*                         Vice President
Tyler Carr*                           Vice President
Robert T. Cassato*                    Vice President
Kevin J. Cloherty*                    Vice President
Brian Collins+                        Vice President
Art Creel*                            Vice President
George Cushnie**                      Vice President
John J. Danello*                      Vice President
Willma Davis***                       Vice President
Anthony J. Della Piana***             Vice President
Brent Dennis***                       Vice President
Robert Donahue++                      Vice President
Edward Eng**                          Vice President

    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                          EFFECTIVE AS OF MARCH 1, 2011



NAME AND PRINCIPAL BUSINESS ADDRESS                            POSITION WITH DEPOSITOR
-----------------------------------   -------------------------------------------------------------------------
Carol Nicholson Fulp*                 Vice President
Paul Gallagher+++                     Vice President
Wayne A. Gates++                      Vice President
Ann Gencarella***                     Vice President
Richard Harris**                      Vice President and Appointed Actuary
John Hatch*                           Vice President
Kevin Hill***                         Vice President
E. Kendall Hines***                   Vice President
Eugene Xavier Hodge, Jr.***           Vice President
James C. Hoodlet***                   Vice President
Roy Kapoor**                          Vice President
Mitchell Karman***                    Vice President, Chief Compliance Officer, and Counsel
Frank Knox*                           Vice President, Chief Compliance Officer - Retail Funds/Separate Accounts
David Kroach*                         Vice President
Jonathan Kutrubes*                    Vice President
Cynthia Lacasse***                    Vice President
Denise Lang**                         Vice President
Robert Leach*                         Vice President
David Longfritz*                      Vice President
Nathaniel I. Margolis***              Vice President
John Maynard+                         Vice President
Steven McCormick**                    Vice President
Janis K. McDonough***                 Vice President
Scott A. McFetridge***                Vice President
William McPadden***                   Vice President
Maureen Milet***                      Vice President and Chief Compliance Officer - Investments
Peter J. Mongeau+                     Vice President
Steven Moore**                        Vice President
Curtis Morrison***                    Vice President
Tom Mullen*                           Vice President
Scott Navin***                        Vice President
Nina Nicolosi*                        Vice President
Jacques Ouimet+                       Vice President
Gary M. Pelletier***                  Vice President
Steven Pinover*                       Vice President
Krishna Ramdial**                     Vice President, Treasury
S. Mark Ray***                        Vice President
Jill Rebman**                         Vice President
Mark Rizza*                           Vice President
Ian R. Roke*                          Vice President
Andrew Ross**                         Vice President
Thomas Samoluk*                       Vice President
Jonnie Smith****                      Vice President
Yiji S. Starr*                        Vice President
Gaurav Upadhya**                      Vice President
Simonetta Vendittelli++               Vice President
Peter de Vries*                       Vice President
Karen Walsh*                          Vice President
Linda A. Watters*                     Vice President
Joseph P. Welch+                      Vice President
Jeffery Whitehead*                    Vice President and Controller
Henry Wong***                         Vice President
Randy Zipse***                        Vice President



*    Principal business office is 601 Congress Street, Boston, MA 02210

    OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                          EFFECTIVE AS OF MARCH 1, 2011



**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5



***  Principal business office is 197 Clarendon Street, Boston, MA 02117



**** Principal business office is 164 Corporate Drive Portsmouth, NH 03801



+    Principal business office is 200 Berkeley Street, Boston, MA 02116



++   Principal business office is 380 Stuart Street, Boston, MA 02116



+++  Principal business office is 200 Clarendon Street, Boston, MA 02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company of New York (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.


On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2010, appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2010

                                                       __________________
                                                      |                  |
                                                      |Manulife Financial|
                                                      |    Corporation   |
                                                      |     (Canada)     |
                                                      |__________________|
                                                               |
                                                               |........................................................
                                                               |                                                       .
                                                       ________|_________                                         _____._______
                                                      |                  |                                       |             |
                                                      | The Manufacturers|                                       | John Hancock|
                                                      |  Life Insurance  |                                       | Reassurance |
                                                      |      Company     |                                       | Company Ltd.|
                                                      |     (Canada)     |                                       |  (Bermuda)  |
                                                      |__________________|                                       |_____________|
                                                               |
                                                               |
                                                               |_________________________________________________________________
                                                               |                                                                 |
 ______________________________________________________________|______________________                                           |
|                  |                  |                      .  |                     |                                          |
|                  |                  |                      .  |                     |                                          |
|                  |                  |                      .  |                     |                                          |
|    ___________   |   ____________   |     ______________   .  |   _______________   |   ____________                           |
|   |           |  |  |            |  |    |              |  .  |  |               |  |  |            |                          |
|   |    NAL    |  |  |   Manulife |  |    |   Manulife   |  .  |  |    Manulife   |  |__|    MLI     |                          |
|   | Resources |  |  |    Asset   |  |    |   Insurance  |  .  |  |    Holdings   |     | Resources  |                          |
|___|Management |  |__| Management |  |    |  (Thailand)  |  .  |__|    (Bermuda)  |     |    Inc.    |                          |
|   |  Limited  |  |  |   (North   |  |    |    Public    |...     |     Limited   |     | (Alberta)  |                          |
|   | (Canada)  |  |  |   America) |  |    |    Company   |94.7%|__|    (Bermuda)  |     |____________|                          |
|   |___________|  |  |   Limited  |  |    |    Limited   |     |  |_______________|           .                                 |
|                  |  |  (Canada)  |  |    |  (Thailand)  |     |                              .                                 |
|                  |  |____________|  |    |______________|     |                              ......................            |
|                  |                  |           |             |                              .                    .            |
|                  |                  |           |99.9999%     |                              .                    . 58.72%     |
|    __________    |   ____________   |     ______|_______      |   _______________       _____.______          ____.________    |
|   |          |   |  |            |  |    |              |     |  |               |     |            |        |             |   |
|   | Manulife |   |  | MFC Global |  |    |   Manulife   |     |  | Manufacturers |     |  Manulife  |        |   Manulife  |   |
|___|  Bank of |   |  |    Fund    |  |    |     Asset    |     |__|  P&C Limited  |     |    Life    |    ____|   Holdings  |   |
|   |  Canada  |   |__| Management |  |    |  Management  |     |  |  (Barbados)   |     |  Insurance |   |    |    Berhad*  |   |
|   | (Canada) |   |  |  (Europe)  |  |    |  (Thailand)  |     |  |_______________|     |   Company  |   |    |  (Malaysia) |   |
|   |__________|   |  | Limited(2) |  |    |    Company   |     |                        |   (Japan)  |   |    |_____________|   |
|                  |  |  (England) |  |    |    Limited   |     |                        |____________|   |                      |
|                  |  |____________|  |    |  (Thailand)  |     |                              |          |                      |
|                  |        |         |    |______________|     |                              |          |                      |
|                           |         |                         |                              |          |                      |
|    __________    |   _____|______   |     ______________      |   _______________       _____|______    |     _____________    |
|   |          |   |  |            |  |    |              |     |  |               |     |            |   |    |             |   |
|   | Manulife |   |  |   Manulife |  |    |   Manulife   |     |  | Manufacturers |     | MFC Global |   |    |   Manulife  |   |
|___|  Canada  |   |  |    Asset   |  |____|   (Vietnam)  |     |__|      Life     |     | Investment |   |____|   Insurance |   |
|   |   Ltd.   |   |__| Management |  |    |    Limited   |     |  |  Reinsurance  |     | Management |   |    |    Berhad   |   |
|   | (Canada) |   |  |  (Europe)  |  |    |   (Vietnam)  |     |  |    Limited    |     |   (Japan)  |   |    |  (Malaysia) |   |
|   |__________|   |  |   Limited  |  |    |______________|     |  |   (Barbados)  |     |  Limited(3)|   |    |_____________|   |
|                  |  |  (England) |  |           |             |  |_______________|     |   (Japan)  |   |                      |
|                  |  |___________ |  |           |             |                        |____________|   |     ______________   |
|                  |                  |           |             |                                         |    |              |  |
|                  |                  |           |             |                                         |    |Manulife Asset|  |
|    ___________   |   ____________   |     ______|_______      |   _______________                       |____|  Management  |  |
|   |           |  |  |            |  |    |              |     |  |               |                           |  (Malaysia)  |  |
|   |   First   |  |  |  Berkshire |  |    |   Manulife   |     |  |   Manulife    |                           |    Sdn Bhd   |  |
|   |   North   |  |  |  Insurance |  |    |     Asset    |     |  | International |                           |  (Malaysia)  |  |
|___| American  |  |__|  Services  |  |    |  Management  |     |__|   Holdings    |                           |______________|  |
|   | Insurance |  |  |    Inc.    |  |    |   (Vietnam)  |        |    Limited    |                                             |
|   |  Company  |  |  |  (Ontario) |  |    |    Company   |        |   (Bermuda)   |                                             |
|   | (Canada)  |  |  |____________|  |    |     Ltd.     |        |_______________|                                             |
|   |___________|  |        |         |    |   (Vietnam)  |               |                                                      |
|                  |        |         |    |______________|               |_____________________                                 |
|                  |        |         |                                   |                     |                                |
|    ___________   |   _____|______   |     _____________           ______|________       ______|______                          |
|   |           |  |  |            |  |    |              |        |               |     |             |                         |
|   |    FNA    |  |  |     JH     |  |    |   Manulife   |        |   Manulife    |     |   Manulife  |                         |
|___| Financial |  |  | Investments|  |____|  (Singapore) |        |(International)|     |     Asset   |                         |
|   |   Inc.    |  |  | (Delaware) |  |    |   Pte. Ltd.  |        |    Limited    |     |  Management |                         |
|   | (Canada)  |  |  |     LLC    |  |    |  (Singapore) |        |   (Bermuda)   |     |International|                         |
|   |___________|  |  | (Delaware) |  |    |______________|        |_______________|     |   Holdings  |                         |
|         |        |  |____________|  |                                   |              |    Limited  |                         |
|         |        |                  |                                   |              |  (Barbados) |                         |
|         |        |                  |                                   | 51%          |_____________|                         |
|         |        |                  |                                   |                    |                                 |
|    _____|_____   |   ____________   |     ______________          ______|________       _____|_______                          |
|   |           |  |  |            |  |    |              |        |               |     |             |                         |
|   |  Manulife |  |  |  Manulife  |  |    |   Manulife   |        |   Manulife-   |     |   Manulife  |                         |
|   |   Asset   |  |  | Securities |  |    |     Asset    |        |   Sinochem    |     |     Asset   |                         |
|   | Management|  |__| Investment |  |    |  Management  |        |     Life      |     |  Management |                         |
|   |  Limited  |  |  |  Services  |  |____|  (Singapore) |        | Insurance Co. |     |  (Hong Kong)|                         |
|   | (Ontario) |  |  |    Inc.    |  |    |     Pte.     |        | Ltd. (China)  |     |    Limited  |                         |
|   |___________|  |  |  (Canada)  |  |    |     Ltd.     |        |_______________|     |  (Hong Kong)|                         |
|                  |  |____________|  |    |  (Singapore) |                              |_____________|                         |
|                  |                  |    |______________|                                    |                                 |
|                  |                  |                                                        |                                 |
|    ___________   |   ____________   |     ______________                                _____|_______                          |
|   |           |  |  |            |  |    |              |                              |             |                         |
|   |    EIS    |  |  |  Manulife  |  |    |      The     |                              |  Manulife   |                         |
|   | Services  |  |__| Securities |  |    | Manufacturers|                              |    Asset    |                         |
|___| (Bermuda) |     |Incorporated|  |____|     Life     |                              | Management  |                         |
    |  Limited  |     |  (Ontario) |  |    | Insurance Co.|                              |(Taiwan) Co.,|                         |
    | (Bermuda) |     |____________|  |    |   (Phils.),  |                              |    Ltd.     |                         |
    |___________|                     |    |     Inc.     |                              |  (Taiwan)   |                         |
                                      |    | (Philippines)|                              |_____________|                         |
                                      |    |______________|                                                                      |
                                      |                                                                                          |
                                      |     _______________                                                                      |
                                      |    |               |                                                                     |
                                      |    |  PT Asuransi  |                                                                     |
                                      |____| Jiwa Manulife |                                                                     |
                                        95%|  Indonesia (1)|                                                                     |
                                           |  (Indonesia)  |                                                                     |
                                           |_______________|                                                                     |
                                                   .                                                                             |
                                                   .                                                                             |
                                            _______._______                                                                      |
                                           |               |                                                                     |
                                           |  PT Manulife  |                                                                     |
                                           |     Aset      |                                                                     |
                                           |   Manajemen   |                                                                     |
                                           |   Indonesia   |                                                                     |
                                           |  (Indonesia)  |                                                                     |
                                           |_______________|                                                                     |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                        _________________________________________________________________________________________|
                                       |
                                       |
                                _______|______
                               |              |
                               |   Manulife   |
                               |   Holdings   |
                               |   (Alberta)  |
                               |    Limited   |
                               |   (Alberta)  |
                               |______________|
                                      |
                                      |
                                ______|_______
                               |              |
                               | John Hancock |
                               |   Holdings   |
                               |  (Delaware)  |
                               |      LLC     |
                               |  (Delaware)  |
                               |______________|
                                      |
                                      |
                                ______|_______
                               |              |
                               |      The     |
                               | Manufacturers|
                               |  Investment  |
                               |  Corporation |
                               |  (Michigan)  |
                               |______________|
                                      |
                                      |____________________________________________________________________________
                                ______|_______                                           ____|______        _______|_________
                               |              |                                         |           |      |                 |
                               | John Hancock |                                         |  Manulife |      |  John Hancock   |
                               |     Life     |                                         |Reinsurance|      |Insurance Agency,|
                          _____|   Insurance  |_______________________                  |  Limited  |      |       Inc.      |
                         |     |    Company   |                       |                 | (Bermuda) |      |    (Delaware)   |
                         |     |   (U.S.A.)   |                       |                 |___________|      |_________________|
                         |     |  (Michigan)  |                       |                       |
                         |     |______________|                       |                       |
                         |                                            |                  _____|_____
                         |                                            |                 |           |
                         |      _______________               ________|_______          |  Manulife |
                         |     |               |             |                |         |Reinsurance|
                         |     | John Hancock  |             |  John Hancock  |         | (Bermuda) |
                         |     | Life & Health |       ______|Subsidiaries LLC|         |  Limited  |
                         |_____|   Insurance   |      |      |   (Delaware)   |         | (Bermuda) |
                         |     |    Company    |      |      |________________|         |___________|
                         |     |(Massachusetts)|      |
                         |     |_______________|      |
                         |                            |
                         |                            |
                         |      ______________        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      |  John Hancock  |
                         |_____| Distributors |       |______|    Financial   |
                         |     |      LLC     |       |      |  Network, Inc. |
                         |     |  (Delaware)  |       |      | (Massachusetts)|
                         |     |______________|       |      |________________|
                         |                            |
                         |                            |
                         |      ______________        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      | Hancock Natural|
                         |     |     Life     |       |______| Resource Group,|
                         |_____|   Insurance  |       |      | Inc. (Delaware)|
                         |     |    Company   |       |      |________________|
                         |     |  of New York |       |
                         |     |  (New York)  |       |
                         |     |______________|       |
                         |            |               |
                         |            | 38%           |
                         |      ______|_______        |       ________________
                         |     |              |       |      |                |
                         |     | John Hancock |       |      |   Declaration  |
                         |_____|  Investment  |       |______|  Management &  |
                           57% |  Management  |       |      |  Research LLC  |
                               | Services, LLC|       |      |   (Delaware)   |
                               |  (Delaware)  |       |      |________________|
                               |______________|       |
                                     /.\              |
                                      .               |       ________________
                                      .               |      |                |
                                      .               |      |  The Berkeley  |
                                      .               |______|    Financial   |
                                      .                      |    Group, LLC  |
                                      .......................|   (Delaware)   |
                                               5%            |________________|
                                                                     .
                                                                     .
                                                              _______.________
                                                             |                |
                                                             |  John Hancock  |
                                                             |  Advisers, LLC |
                                                             |   (Delaware)   |
                                                             |________________|
                                                                     .
                                                                     .
                                                              _______.________
                                                             |                |
                                                             |  John Hancock  |
                                                             |    Funds, LLC  |
                                                             |   (Delaware)   |
                                                             |________________|

........ Indirect Control
_______ Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company

(2) MFC Global Fund Management (Europe) Limited changed its name to Manulife Asset Management (Europe) Holdings Limited effective January 6, 2011.

(3) MFC Global Investment Management (Japan) Limited changed its name to Manulife Asset Management (Japan) Limited effective January 11, 2011.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.


As of MARCH 31, 2011, there were 0 qualified and 0 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:



     Section 1. General. The Corporation shall indemnify any person who is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal or administrative (other than by or in the right of the Corporation except as provided in Section 2 of Article VII hereof) by reason of the fact that the person:



     (a)  is or was a Director, officer or employee of the Corporation, or



     (b) is or was serving at the specific request of the Corporation as a Director, officer, employee or trustee of another corporation, partnership, joint venture, trust or other enterprise,



     against all expenses (including but not limited to solicitors' and attorneys' fees) judgments, fines and amounts in settlement, actually and reasonably incurred by the person in connection with such action, suit or proceeding (other than those specifically excluded below) if the person acted honestly, in good faith, with a view to the best interests of the Corporation or the enterprise the person is serving at the request of the Corporation, and within the scope of his or her authority and normal activities, and, in the case of any criminal or administrative action or proceeding, the person had reasonable grounds for believing that his or her conduct was lawful.



     The termination of any action, suit or proceeding by judgment, order, settlement or conviction shall not of itself create a presumption that the person did not act honestly and in good faith with a view to the best interests of the Corporation and, with respect to any criminal action or proceeding, that the person did not have reasonable grounds for believing that his or her conduct was lawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X      Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T      Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Steve Finch***, Lynne Patterson*, Christopher M. Walker**, and Karen Walsh**) who have authority to act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon St, Boston, MA 02116

     (c)  None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

     (a) Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

          John Hancock Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

     (c)  Undertakings Pursuant to Item 32 of Form N-4

          (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this second day of May, 2011.

JOHN HANCOCK LIFE INSURANCE COMPANY
OF NEW YORK SEPARATE ACCOUNT A
(Registrant)


By: JOHN HANCOCK LIFE INSURANCE
    COMPANY OF NEW YORK
    (Depositor)


By: /s/ James D. Gallagher
    ---------------------------------
    James D. Gallagher
    Director and President


JOHN HANCOCK LIFE INSURANCE COMPANY
OF NEW YORK


By: /s/ James D. Gallagher
    ---------------------------------
    James D. Gallagher
    Director and President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on this second day of May, 2011.

Signature                                                     Title
---------                               -------------------------------------------------


/s/ James D. Gallagher                  Director and President
-------------------------------------   (Principal Executive Officer)
James D. Gallagher


/s/ Lynne Patterson                     Senior Vice President and Chief Financial Officer
-------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery J. Whitehead                Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
Jeffery J. Whitehead


*                                       Chairman
-------------------------------------
James R. Boyle


*                                       Director
-------------------------------------
Thomas Borshoff


                                        Director
-------------------------------------
Paul M. Connolly


*                                       Director
-------------------------------------
Steven Finch


*                                       Director
-------------------------------------
Ruth Ann Fleming


*                                       Director
-------------------------------------
Scott S. Hartz


*                                       Director
-------------------------------------
Rex Schlaybaugh, Jr.


*                                       Director
-------------------------------------
John G. Vrysen


*/s/ Thomas J. Loftus                   Senior Counsel - Annuities
-------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                 EXHIBIT INDEX

  ITEM NO.                   DESCRIPTION
------------   --------------------------------------
24(b)(10)      Ernst & Young LLP Consent
24(b)(14)(c)   Power of Attorney for Paul M. Connolly